    As filed with the Securities and Exchange Commission on October 30, 2001
                    Registration File Nos. 333-58322/811-4420

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                        ---------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 1

                                    FORM S-6

                        ---------------------------------
                    FOR REGISTRATION UNDER THE SECURITIES ACT
                 OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2
                        ---------------------------------
                             WRL SERIES LIFE ACCOUNT
                              (Exact Name of Trust)

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                               (Name of Depositor)

                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
          (Complete Address of Depositor's Principal Executive Offices)

                              John K. Carter, Esq.
                        Vice President and Senior Counsel
                   Western Reserve Life Assurance Co. of Ohio
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
                (Name and Complete Address of Agent for Service)

                                   Copies to:

                              Stephen E. Roth, Esq.
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415
                        ---------------------------------


Title of Securities being registered: Units of interest in the separate account under flexible payment deferred variable life policies.

It is proposed that this filing will become effective (check appropriate space):

  X      immediately upon filing pursuant to paragraph (b) of Rule 485
-----

         on   (date)      , pursuant to paragraph (b) of Rule 485
-----         ------------

         60 days after filing pursuant to paragraph (a) of Rule 485
-----

         on  (date)       , pursuant to paragraph (a) of Rule 485
-----        -------------

                      SUPPLEMENT DATED NOVEMBER 1, 2001 TO
                  PROSPECTUS DATED JULY 5, 2001 AS SUPPLEMENTED
                       AUGUST 24, 2001 AND OCTOBER 5, 2001

                          WRL FREEDOM ELITE BUILDER/sm/

                                 Issued through
                           WRL Series Life Account by
                   Western Reserve Life Assurance Co. of Ohio

The following sentence is added on page 8 of the Prospectus under the heading "Charges and Deductions - Premium collection charge:"

We currently do not impose this charge but reserve the right to do so in the future.

The following information is added to the second bulleted item on page 12 of the Prospectus under the heading "Cash Withdrawals and Surrenders:"

     For Policies issued with a specified amount of $500,000 or higher, no more than 10% of the net surrender value. After the tenth Policy year, we currently intend to limit the withdrawal amount to the greater of 25% of the net surrender value or the amount of premiums paid in the Policy less any previous withdrawals.

The following sentence is added to the first bullet on page 41 of the Prospectus under the heading "Charges and Deductions - Premium Charges - Premium collection charge:"

We currently do not impose this charge but reserve the right to do so in the future.

The following information is added to the fourth bulleted item on page 54 of the Prospectus under the heading "Cash Withdrawals:"

     After the tenth Policy year, for Policies issued with a specified amount of $500,000 or higher, we currently intend to limit the withdrawal amount to the greater of 25% of the net surrender value or the amount of premiums paid in the Policy less any previous withdrawals.

The following information replaces the similar information on pages 97-98 of the Prospectus under the heading "Appendix A - Illustrations":

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           HYPOTHETICAL ILLUSTRATIONS
                                MALE ISSUE AGE 35


Specified Amount $500,000                                                       Ultimate Select Class
Annual Premium $5,500                                                           Option Type A
                                       Using Current Cost of Insurance Rates

------------------- ----------------- -------------------------------------------------------------------------------------
                                                                         DEATH BENEFIT
                                                 Assuming Hypothetical Gross and Net Annual Investment Return of
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
End of Policy Year      Premium               0% (Gross)                   6% (Gross)                  12% (Gross)
                     Accumulated at     -1.82% (Net) Years 1-15      4.18% (Net) Years 1-15      10.18% (Net) Years 1-15
                      5% Per Year       -1.22% (Net) Years 16+        4.78% (Net) Years 16+       10.78% (Net) Years 16+
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        1                  5,775                500,000                      500,000                      500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        2                 11,839                500,000                      500,000                      500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        3                 18,206                500,000                      500,000                      500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        4                 24,891                500,000                      500,000                      500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        5                 31,911                500,000                      500,000                      500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        6                 39,281                500,000                      500,000                      500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        7                 47,020                500,000                      500,000                      500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        8                 55,146                500,000                      500,000                      500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        9                 63,678                500,000                      500,000                      500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        10                72,637                500,000                      500,000                      500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        15               124,616                500,000                      500,000                      500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        20               190,956                500,000                      500,000                      500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   30 (Age 65)           383,684                500,000                      500,000                    1,117,178
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   40 (Age 75)           697,619                500,000                      525,864                    2,794,324
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   50 (Age 85)         1,208,985                500,000                      888,408                    7,656,090
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   60 (Age 95)         2,041,946                500,000                    1,411,742                   20,262,651
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------


------------------- -------------------------------------------------------------------------------------
                                                         CASH VALUE
                                Assuming Hypothetical Gross and Net Annual Rate of Return of
------------------- ----------------------------- --------------------------- ---------------------------
End of Policy Year           0% (Gross)                   6% (Gross)                 12% (Gross)
                      -1.82% (Net) Years 1-15       4.18% (Net) Years 1-15     10.18% (Net) Years 1-15
                      -1.22% (Net) Years 16+        4.78% (Net) Years 16+      10.78% (Net) Years 16+
------------------- ----------------------------- --------------------------- ---------------------------
        1                       4,610                         4,914                        5,219
------------------- ----------------------------- --------------------------- ---------------------------
        2                       9,124                        10,023                       10,959
------------------- ----------------------------- --------------------------- ---------------------------
        3                      13,536                        15,324                       17,263
------------------- ----------------------------- --------------------------- ---------------------------
        4                      17,850                        20,832                       24,195
------------------- ----------------------------- --------------------------- ---------------------------
        5                      22,039                        26,524                       31,789
------------------- ----------------------------- --------------------------- ---------------------------
        6                      26,100                        32,405                       40,110
------------------- ----------------------------- --------------------------- ---------------------------
        7                      30,028                        38,475                       49,226
------------------- ----------------------------- --------------------------- ---------------------------
        8                      33,825                        44,743                       59,223
------------------- ----------------------------- --------------------------- ---------------------------
        9                      37,430                        51,156                       70,129
------------------- ----------------------------- --------------------------- ---------------------------
        10                     40,873                        57,748                       82,073
------------------- ----------------------------- --------------------------- ---------------------------
        15                     55,676                        93,681                      161,686
------------------- ----------------------------- --------------------------- ---------------------------
        20                     68,761                       139,711                      298,806
------------------- ----------------------------- --------------------------- ---------------------------
   30 (Age 65)                 90,179                       273,804                      915,720
------------------- ----------------------------- --------------------------- ---------------------------
   40 (Age 75)                 89,767                       491,462                    2,611,517
------------------- ----------------------------- --------------------------- ---------------------------
   50 (age 85)                 39,035                       846,103                    7,291,514
------------------- ----------------------------- --------------------------- ---------------------------
   60 (Age 95)                   *                        1,397,765                   20,062,031
------------------- ----------------------------- --------------------------- ---------------------------



------------------- -------------------------------------------------------------------------------------
                                                    NET SURRENDER VALUE
                                Assuming Hypothetical Gross and Net Annual Rate of Return of
------------------- ----------------------------- --------------------------- ---------------------------
End of Policy Year           0% (Gross)                   6% (Gross)                 12% (Gross)
                      -1.82% (Net) Years 1-15       4.18% (Net) Years 1-15     10.18% (Net) Years 1-15
                      -1.22% (Net) Years 16+        4.78% (Net) Years 16+      10.78% (Net) Years 16+
------------------- ----------------------------- --------------------------- ---------------------------
        1                          0                              0                            0
------------------- ----------------------------- --------------------------- ---------------------------
        2                       1,364                         2,263                        3,199
------------------- ----------------------------- --------------------------- ---------------------------
        3                       5,776                         7,564                        9,503
------------------- ----------------------------- --------------------------- ---------------------------
        4                      10,090                        13,072                       16,435
------------------- ----------------------------- --------------------------- ---------------------------
        5                      14,279                        18,764                       24,029
------------------- ----------------------------- --------------------------- ---------------------------
        6                      19,116                        25,421                       33,126
------------------- ----------------------------- --------------------------- ---------------------------
        7                      23,820                        32,267                       43,018
------------------- ----------------------------- --------------------------- ---------------------------
        8                      28,393                        39,311                       53,791
------------------- ----------------------------- --------------------------- ---------------------------
        9                      32,774                        46,500                       65,473
------------------- ----------------------------- --------------------------- ---------------------------
        10                     36,993                        53,868                       78,193
------------------- ----------------------------- --------------------------- ---------------------------
        15                     55,676                        93,681                      161,686
------------------- ----------------------------- --------------------------- ---------------------------
        20                     68,761                       139,711                      298,806
------------------- ----------------------------- --------------------------- ---------------------------
   30 (Age 65)                 90,179                       273,804                      915,720
------------------- ----------------------------- --------------------------- ---------------------------
   40 (Age 75)                 89,767                       491,462                    2,611,517
------------------- ----------------------------- --------------------------- ---------------------------
   50 (Age 85)                 39,035                       846,103                    7,291,514
------------------- ----------------------------- --------------------------- ---------------------------
   60 (Age 95)                   *                        1,397,765                   20,062,031
------------------- ----------------------------- --------------------------- ---------------------------

* In the absence of an additional payment, the Policy would lapse.

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           HYPOTHETICAL ILLUSTRATIONS
                                MALE ISSUE AGE 35


Specified Amount $500,000                                                       Ultimate Select Class
Annual Premium $5,500                                                           Option Type A
                                     Using Guaranteed Cost of Insurance Rates

------------------- ----------------- -------------------------------------------------------------------------------------
                                                                         DEATH BENEFIT
                                                 Assuming Hypothetical Gross and Net Annual Investment Return of
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
End of Policy Year      Premium               0% (Gross)                   6% (Gross)                  12% (Gross)
                     Accumulated at     -1.82% (Net) Years 1-15      4.18% (Net) Years 1-15      10.18% (Net) Years 1-15
                      5% Per Year       -1.22% (Net) Years 16+       4.78% (Net) Years 16+       10.78% (Net) Years 16+
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        1                  5,775                 500,000                      500,000                      500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        2                 11,839                 500,000                      500,000                      500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        3                 18,206                 500,000                      500,000                      500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        4                 24,891                 500,000                      500,000                      500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        5                 31,911                 500,000                      500,000                      500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        6                 39,281                 500,000                      500,000                      500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        7                 47,020                 500,000                      500,000                      500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        8                 55,146                 500,000                      500,000                      500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        9                 63,678                 500,000                      500,000                      500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        10                72,637                 500,000                      500,000                      500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        15               124,616                 500,000                      500,000                      500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        20               190,956                 500,000                      500,000                      500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   30 (Age 65)           383,684                 500,000                      500,000                    1,057,577
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   40 (Age 75)           697,619                 500,000                      500,000                    2,571,757
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   50 (Age 85)         1,208,985                 500,000                      613,091                    6,824,038
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   60 (Age 95)         2,041,946                 500,000                      941,379                   17,045,182
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------


------------------- -------------------------------------------------------------------------------------
                                                         CASH VALUE
                                Assuming Hypothetical Gross and Net Annual Rate of Return of
------------------- ----------------------------- --------------------------- ---------------------------
End of Policy Year           0% (Gross)                   6% (Gross)                 12% (Gross)
                      -1.82% (Net) Years 1-15       4.18% (Net) Years 1-15     10.18% (Net) Years 1-15
                      -1.22% (Net) Years 16+        4.78% (Net) Years 16+      10.78% (Net) Years 16+
------------------- ----------------------------- --------------------------- ---------------------------
        1                       4,610                        4,914                         5,219
------------------- ----------------------------- --------------------------- ---------------------------
        2                       9,009                        9,904                        10,837
------------------- ----------------------------- --------------------------- ---------------------------
        3                      13,284                       15,057                        16,981
------------------- ----------------------------- --------------------------- ---------------------------
        4                      17,431                       20,377                        23,703
------------------- ----------------------------- --------------------------- ---------------------------
        5                      21,444                       25,863                        31,055
------------------- ----------------------------- --------------------------- ---------------------------
        6                      25,323                       31,518                        39,100
------------------- ----------------------------- --------------------------- ---------------------------
        7                      29,056                       37,338                        47,898
------------------- ----------------------------- --------------------------- ---------------------------
        8                      32,648                       43,333                        57,531
------------------- ----------------------------- --------------------------- ---------------------------
        9                      36,087                       49,498                        68,077
------------------- ----------------------------- --------------------------- ---------------------------
        10                     39,378                       55,844                        79,637
------------------- ----------------------------- --------------------------- ---------------------------
        15                     53,285                       90,228                       156,563
------------------- ----------------------------- --------------------------- ---------------------------
        20                     63,763                      132,569                       287,883
------------------- ----------------------------- --------------------------- ---------------------------
   30 (Age 65)                 55,534                      234,368                       866,867
------------------- ----------------------------- --------------------------- ---------------------------
   40 (Age 75)                   *                         361,496                     2,403,511
------------------- ----------------------------- --------------------------- ---------------------------
   50 (age 85)                   *                         583,896                     6,499,084
------------------- ----------------------------- --------------------------- ---------------------------
   60 (Age 95)                   *                         932,058                    16,876,418
------------------- ----------------------------- --------------------------- ---------------------------

* In the absence of an additional payment, the Policy would lapse.


------------------- -------------------------------------------------------------------------------------
                                                    NET SURRENDER VALUE
                                Assuming Hypothetical Gross and Net Annual Rate of Return of
------------------- ----------------------------- --------------------------- ---------------------------
End of Policy Year           0% (Gross)                   6% (Gross)                 12% (Gross)
                      -1.82% (Net) Years 1-15       4.18% (Net) Years 1-15     10.18% (Net) Years 1-15
                      -1.22% (Net) Years 16+        4.78% (Net) Years 16+      10.78% (Net) Years 16+
------------------- ----------------------------- --------------------------- ---------------------------
        1                          0                            0                             0
------------------- ----------------------------- --------------------------- ---------------------------
        2                       1,249                        2,144                        3,077
------------------- ----------------------------- --------------------------- ---------------------------
        3                       5,524                        7,297                        9,221
------------------- ----------------------------- --------------------------- ---------------------------
        4                       9,671                       12,617                       15,943
------------------- ----------------------------- --------------------------- ---------------------------
        5                      13,684                       18,103                       23,295
------------------- ----------------------------- --------------------------- ---------------------------
        6                      18,339                       24,534                       32,116
------------------- ----------------------------- --------------------------- ---------------------------
        7                      22,848                       31,130                       41,690
------------------- ----------------------------- --------------------------- ---------------------------
        8                      27,216                       37,901                       52,099
------------------- ----------------------------- --------------------------- ---------------------------
        9                      31,431                       44,842                       63,421
------------------- ----------------------------- --------------------------- ---------------------------
        10                     35,498                       51,964                       75,757
------------------- ----------------------------- --------------------------- ---------------------------
        15                     53,285                       90,228                      156,563
------------------- ----------------------------- --------------------------- ---------------------------
        20                     63,763                      132,569                      287,883
------------------- ----------------------------- --------------------------- ---------------------------
   30 (Age 65)                 55,534                      234,368                      866,867
------------------- ----------------------------- --------------------------- ---------------------------
   40 (Age 75)                   *                         361,496                    2,403,511
------------------- ----------------------------- --------------------------- ---------------------------
   50 (Age 85)                   *                         583,896                    6,499,084
------------------- ----------------------------- --------------------------- ---------------------------
   60 (Age 95)                   *                         932,058                   16,876,418
------------------- ----------------------------- --------------------------- ---------------------------

* In the absence of an additional payment, the Policy would lapse.

WRL Series Life Account

Statements of Assets and Liabilities

At June 30, 2001
All Amounts (except per unit amounts) in Thousands
(unaudited)


                                                                                                       WRL
                                                      WRL         WRL         WRL         WRL          LKCM
                                                  J.P. Morgan    AEGON       Janus       Janus      Strategic
                                                  Money Market    Bond       Growth      Global    Total Return
                                                   Subaccount  Subaccount  Subaccount  Subaccount   Subaccount

Assets:

  Investment in securities:

    Number of shares.............................      47,279        2,889      20,648      17,135       6,611
                                                  ===========  =========== =========== =========== ===========

    Cost......................................... $    47,279  $    33,023 $ 1,000,258 $   421,248 $    98,006
                                                  ===========  =========== =========== =========== ===========

  Investment, at net asset value................. $    47,279  $    33,196 $   821,186 $   355,551 $    96,583

  Dividend receivable............................         177            0           0           0           0

  Transfers receivable from depositor............           0            4          31           0           0
                                                  -----------  ----------- ----------- ----------- -----------

    Total assets.................................      47,456       33,200     821,217     355,551      96,583
                                                  -----------  ----------- ----------- ----------- -----------
Liabilities:

  Accrued expenses...............................           1            1          20           9           2

  Transfers payable to depositor.................         521            0           0          26          11
                                                  -----------  ----------- ----------- ----------- -----------

    Total liabilities............................         522            1          20          35          13
                                                  -----------  ----------- ----------- ----------- -----------
    Net assets................................... $    46,934  $    33,199 $   821,197 $   355,516 $    96,570
                                                  ===========  =========== =========== =========== ===========
Net Assets Consists of:

  Policy owners' equity.......................... $    46,934  $    33,199 $   821,197 $   355,516 $    96,570

  Depositor's equity.............................           0            0           0           0           0
                                                  -----------  ----------- ----------- ----------- -----------

    Net assets applicable to units outstanding... $    46,934  $    33,199 $   821,197 $   355,516 $    96,570
                                                  ===========  =========== =========== =========== ===========

  Policy owners' units...........................       2,501        1,336       9,569      12,975       4,544

  Depositor's units..............................           0            0           0           0           0
                                                  -----------  ----------- ----------- ----------- -----------

    Units outstanding............................       2,501        1,336       9,569      12,975       4,544
                                                  ===========  =========== =========== =========== ===========

    Accumulation unit value...................... $     18.77  $     24.84 $     85.82 $     27.40 $     21.25
                                                  ===========  =========== =========== =========== ===========


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Assets and Liabilities

At June 30, 2001
All Amounts (except per unit amounts) in Thousands
(unaudited)

                                                     WRL
                                                     Van         WRL                     WRL          WRL
                                                    Kampen      Alger        WRL      Federated   Transamerica
                                                   Emerging   Aggressive    AEGON      Growth &      Value
                                                    Growth      Growth     Balanced     Income      Balanced
                                                  Subaccount  Subaccount  Subaccount  Subaccount   Subaccount

Assets:

  Investment in securities:

    Number of shares.............................      19,905      14,935       1,686       2,803       2,946
                                                  =========== =========== =========== =========== ===========

    Cost......................................... $   734,893 $   320,469 $    21,039 $    35,863 $    40,004
                                                  =========== =========== =========== =========== ===========

  Investment, at net asset value................. $   455,229 $   258,968 $    21,763 $    41,929 $    41,015

  Dividend receivable............................           0           0           0           0           0

  Transfers receivable from depositor............           0          47           9          78           2
                                                  ----------- ----------- ----------- ----------- -----------

    Total assets.................................     455,229     259,015      21,772      42,007      41,017
                                                  ----------- ----------- ----------- ----------- -----------

Liabilities:

  Accrued expenses...............................          11           6           1           1           1

  Transfers payable to depositor.................          16           0           0           0           0
                                                  ----------- ----------- ----------- ----------- -----------

    Total liabilities............................          27           6           1           1           1
                                                  ----------- ----------- ----------- ----------- -----------

    Net assets................................... $   455,202 $   259,009 $    21,771 $    42,006 $    41,016
                                                  =========== =========== =========== =========== ===========

Net Assets Consists of:

  Policy owners' equity.......................... $   455,202 $   259,009 $    21,771 $    42,006 $    41,016

  Depositor's equity.............................           0           0           0           0           0
                                                  ----------- ----------- ----------- ----------- -----------

    Net assets applicable to units outstanding... $   455,202 $   259,009 $    21,771 $    42,006 $    41,016
                                                  =========== =========== =========== =========== ===========

  Policy owners' units...........................      10,451       9,652       1,385       1,901       2,140

  Depositor's units..............................           0           0           0           0           0
                                                  ----------- ----------- ----------- ----------- -----------

    Units outstanding............................      10,451       9,652       1,385       1,901       2,140
                                                  =========== =========== =========== =========== ===========

    Accumulation unit value...................... $     43.55 $     26.83 $     15.72 $     22.10 $     19.17
                                                  =========== =========== =========== =========== ===========


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Assets and Liabilities

At June 30, 2001
All Amounts (except per unit amounts) in Thousands
(unaudited)


                                                     WRL          WRL           WRL          WRL        WRL
                                                   C.A.S.E.       NWQ      International     GE        Third
                                                    Growth    Value Equity    Equity     U.S. Equity   Avenue

Assets:

  Investment in securities:

    Number of shares.............................       2,357       2,221           940        2,205       1,851
                                                  =========== ===========   ===========  =========== ===========

    Cost......................................... $    31,971 $    30,455   $    11,098  $    33,126 $    24,879
                                                  =========== ===========   ===========  =========== ===========

  Investment, at net asset value................. $    23,194 $    32,869   $     8,550  $    31,222 $    27,297

  Dividend receivable............................           0           0             0            0           0

  Transfers receivable from depositor............           0          10             7           10          42
                                                  ----------- -----------   -----------  ----------- -----------

    Total assets.................................      23,194      32,879         8,557       31,232      27,339
                                                  ----------- -----------   -----------  ----------- -----------

Liabilities:

  Accrued expenses...............................           1           1             0            1           1

  Transfers payable to depositor.................           4           0             0            0           0
                                                  ----------- -----------   -----------  ----------- -----------

    Total liabilities............................           5           1             0            1           1
                                                  ----------- -----------   -----------  ----------- -----------

    Net assets................................... $    23,189 $    32,878   $     8,557  $    31,231 $    27,338
                                                  =========== ===========   ===========  =========== ===========

Net Assets Consists of:

  Policy owners' equity.......................... $    23,189 $    32,878   $     8,557  $    31,231 $    27,338

  Depositor's equity.............................           0           0             0            0           0
                                                  ----------- -----------   -----------  ----------- -----------

    Net assets applicable to units outstanding... $    23,189 $    32,878   $     8,557  $    31,231 $    27,338
                                                  =========== ===========   ===========  =========== ===========

  Policy owners' units...........................       1,869       1,995           786        1,876       1,795

  Depositor's units..............................           0           0             0            0           0
                                                  ----------- -----------   -----------  ----------- -----------

    Units outstanding............................       1,869       1,995           786        1,876       1,795
                                                  =========== ===========   ===========  =========== ===========

    Accumulation unit value...................... $     12.41 $     16.48   $     10.89  $     16.65 $     15.23
                                                  =========== ===========   ===========  =========== ===========



See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Assets and Liabilities

At June 30, 2001
All Amounts (except per unit amounts) in Thousands
(unaudited)


                                                      WRL        WRL                        WRL          WRL
                                                  J.P. Morgan  Goldman       WRL          T. Rowe      T. Rowe
                                                  Real Estate   Sachs       Munder         Price        Price
                                                  Securities    Growth      Net50     Dividend Growth Small Cap
                                                  Subaccount  Subaccount  Subaccount    Subaccount    Subaccount

Assets:

  Investment in securities:

    Number of shares.............................         375         216         285           191           380
                                                  =========== =========== ===========   ===========   ===========

    Cost......................................... $     3,806 $     2,369 $     3,143   $     1,880   $     4,584
                                                  =========== =========== ===========   ===========   ===========

  Investment, at net asset value................. $     4,220 $     2,145 $     3,152   $     1,880   $     4,425

  Dividend receivable............................           0           0           0             0             0

  Transfers receivable from depositor............          33           5           2             0           348
                                                  ----------- ----------- -----------   -----------   -----------

    Total assets.................................       4,253       2,150       3,154         1,880         4,773
                                                  ----------- ----------- -----------   -----------   -----------

Liabilities:

  Accrued expenses...............................           0           0           0             0             0

  Transfers payable to depositor.................           0           0           0             0             0
                                                  ----------- ----------- -----------   -----------   -----------

    Total liabilities............................           0           0           0             0             0
                                                  ----------- ----------- -----------   -----------   -----------

    Net assets................................... $     4,253 $     2,150 $     3,154   $     1,880   $     4,773
                                                  =========== =========== ===========   ===========   ===========

Net Assets Consists of:

  Policy owners' equity.......................... $     4,253 $     2,150 $     3,154   $     1,880   $     4,773

  Depositor's equity.............................           0           0           0             0             0
                                                  ----------- ----------- -----------   -----------   -----------

    Net assets applicable to units outstanding... $     4,253 $     2,150 $     3,154   $     1,880   $     4,773
                                                  =========== =========== ===========   ===========   ===========

  Policy owners' units...........................         379         225         289           195           448

  Depositor's units..............................           0           0           0             0             0
                                                  ----------- ----------- -----------   -----------   -----------

    Units outstanding............................         379         225         289           195           448
                                                  =========== =========== ===========   ===========   ===========

    Accumulation unit value...................... $     11.23 $      9.54 $     10.91   $      9.66   $     10.66
                                                  =========== =========== ===========   ===========   ===========


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Assets and Liabilities

At June 30, 2001
All Amounts (except per unit amounts) in Thousands
(unaudited)


                                                                                                              WRL
                                                     WRL           WRL          WRL             WRL          Great
                                                   Salomon    Pilgrim Baxter  Dreyfus       Value Line     Companies-
                                                   All Cap    Mid Cap Growth  Mid Cap    Aggressive Growth America/SM/
                                                  Subaccount    Subaccount   Subaccount     Subaccount     Subaccount

Assets:

  Investment in securities:

    Number of shares.............................       1,717        3,082           368            130          1,239
                                                  ===========  ===========   ===========    ===========    ===========

    Cost......................................... $    22,883  $    59,653   $     4,284    $     1,310    $    12,883
                                                  ===========  ===========   ===========    ===========    ===========

  Investment, at net asset value................. $    23,509  $    35,257   $     4,289    $     1,117    $    12,325

  Dividend receivable............................           0            0             0              0              0

  Transfers receivable from depositor............          26          380             0              0             23
                                                  -----------  -----------   -----------    -----------    -----------

    Total assets.................................      23,535       35,637         4,289          1,117         12,348
                                                  -----------  -----------   -----------    -----------    -----------

Liabilities:

  Accrued expenses...............................           1            1             0              0              0

  Transfers payable to depositor.................           0            0             0              0              0
                                                  -----------  -----------   -----------    -----------    -----------

    Total liabilities............................           1            1             0              0              0
                                                  -----------  -----------   -----------    -----------    -----------

    Net assets................................... $    23,534  $    35,636   $     4,289    $     1,117    $    12,348
                                                  ===========  ===========   ===========    ===========    ===========

Net Assets Consists of:

  Policy owners' equity.......................... $    23,534  $    35,636   $     4,289    $       947    $    12,151

  Depositor's equity.............................           0            0             0            170            197
                                                  -----------  -----------   -----------    -----------    -----------

    Net assets applicable to units outstanding... $    23,534  $    35,636   $     4,289    $     1,117    $    12,348
                                                  ===========  ===========   ===========    ===========    ===========

  Policy owners' units...........................       1,788        3,476           388            112          1,234

  Depositor's units..............................           0            0             0             20             20
                                                  -----------  -----------   -----------    -----------    -----------

    Units outstanding............................       1,788        3,476           388            132          1,254
                                                  ===========  ===========   ===========    ===========    ===========

    Accumulation unit value...................... $     13.17  $     10.25   $     11.06    $      8.48    $      9.85
                                                  ===========  ===========   ===========    ===========    ===========


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Assets and Liabilities

At June 30, 2001
All Amounts (except per unit amounts) in Thousands
(unaudited)


                                                       WRL          WRL         WRL         WRL
                                                      Great        Great      Gabelli       LKCM
                                                   Companies-    Companies-    Global     Capital
                                                  Technology/SM/ Global/2/     Growth      Growth
                                                   Subaccount    Subaccount  Subaccount  Subaccount

Assets:

  Investment in securities:

    Number of shares.............................          746           168         573          15
                                                   ===========   =========== =========== ===========

    Cost.........................................  $     5,359   $     1,311 $     5,177 $       139
                                                   ===========   =========== =========== ===========

  Investment, at net asset value.................  $     3,596   $     1,219 $     4,951 $       124

  Dividend receivable............................            0             0           0           0

  Transfers receivable from depositor............           17             1           3           8
                                                   -----------   ----------- ----------- -----------

    Total assets.................................        3,613         1,220       4,954         132
                                                   -----------   ----------- ----------- -----------

Liabilities:

  Accrued expenses...............................            0             0           0           0

  Transfers payable to depositor.................            0             0           0           0
                                                   -----------   ----------- ----------- -----------

    Total liabilities............................            0             0           0           0
                                                   -----------   ----------- ----------- -----------

    Net assets...................................  $     3,613   $     1,220 $     4,954 $       132
                                                   ===========   =========== =========== ===========

Net Assets Consists of:

  Policy owners' equity..........................  $     3,518   $     1,202 $     4,933 $       113

  Depositor's equity.............................           95            18          21          19
                                                   -----------   ----------- ----------- -----------

    Net assets applicable to units outstanding...  $     3,613   $     1,220 $     4,954 $       132
                                                   ===========   =========== =========== ===========

  Policy owners' units...........................          738           167         575          15

  Depositor's units..............................           20             3           3           3
                                                   -----------   ----------- ----------- -----------

    Units outstanding............................          758           170         578          18
                                                   ===========   =========== =========== ===========

    Accumulation unit value......................  $      4.77   $      7.19 $      8.58 $      7.61
                                                   ===========   =========== =========== ===========


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Assets and Liabilities

At June 30, 2001
All Amounts (except per unit amounts) in Thousands
(unaudited)


                                                  Fidelity VIP III
                                                       Growth      Fidelity VIP II Fidelity VIP
                                                   Opportunities    Contrafund(R)  Equity-Income
                                                     Subaccount      Subaccount     Subaccount

Assets:

  Investment in securities:

    Number of shares.............................            68               90            103
                                                    ===========      ===========    ===========

    Cost.........................................   $     1,178      $     2,038    $     2,440
                                                    ===========      ===========    ===========
  Investment, at net asset value.................   $     1,085      $     1,854    $     2,441

  Dividend receivable............................             0                0              0

  Transfers receivable from depositor............             2                7              3
                                                    -----------      -----------    -----------

    Total assets.................................         1,087            1,861          2,444
                                                    -----------      -----------    -----------

Liabilities:

  Accrued expenses...............................             0                0              0

  Transfers payable to depositor.................             0                0              0
                                                    -----------      -----------    -----------

    Total liabilities............................             0                0              0
                                                    -----------      -----------    -----------

    Net assets...................................   $     1,087      $     1,861    $     2,444
                                                    ===========      ===========    ===========
Net Assets Consists of:

  Policy owners' equity..........................   $     1,068      $     1,840    $     2,444

  Depositor's equity.............................            19               21              0
                                                    -----------      -----------    -----------

    Net assets applicable to units outstanding...   $     1,087      $     1,861    $     2,444
                                                    ===========      ===========    ===========

  Policy owners' units...........................           138              219            226

  Depositor's units..............................             3                3              0
                                                    -----------      -----------    -----------

    Units outstanding............................           141              222            226
                                                    ===========      ===========    ===========

    Accumulation unit value......................   $      7.77      $      8.40    $     10.83
                                                    ===========      ===========    ===========




See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Operations

For the Period Ended June 30, 2001
All Amounts in Thousands
(unaudited)

                                                                                                          WRL
                                                         WRL         WRL         WRL         WRL          LKCM
                                                     J.P. Morgan    AEGON       Janus       Janus      Strategic
                                                     Money Market    Bond       Growth      Global    Total Return
                                                      Subaccount  Subaccount  Subaccount  Subaccount   Subaccount

Investment Income:

  Dividend income...................................  $    1,460  $        0  $        0  $        0   $        0

  Capital gain distributions........................           0           0           0           0            0
                                                      ----------  ----------  ----------  ----------   ----------

    Total investment income.........................       1,460           0           0           0            0

Expenses:

  Mortality and expense risk........................         264         135       3,824       1,662          426
                                                      ----------  ----------  ----------  ----------   ----------

    Net investment income (loss)....................       1,196        (135)     (3,824)     (1,662)        (426)
                                                      ----------  ----------  ----------  ----------   ----------

Realized and Unrealized Gain (Loss):

  Net realized gain (loss) on investment securities.           0         (23)     20,847       4,325          747

  Change in unrealized appreciation
   (depreciation)...................................           0         877    (176,008)    (59,747)      (2,676)
                                                      ----------  ----------  ----------  ----------   ----------

    Net gain (loss) on investment securities........           0         854    (155,161)    (55,422)      (1,929)
                                                      ----------  ----------  ----------  ----------   ----------

     Net increase (decrease) in net assets
      resulting from operations.....................  $    1,196  $      719  $ (158,985) $  (57,084)  $   (2,355)
                                                      ==========  ==========  ==========  ==========   ==========

                                                         WRL         WRL                     WRL          WRL
                                                      Van Kampen    Alger        WRL      Federated   Transamerica
                                                       Emerging   Aggressive    AEGON      Growth &      Value
                                                        Growth      Growth     Balanced     Income      Balanced
                                                      Subaccount  Subaccount  Subaccount  Subaccount   Subaccount

Investment Income:

  Dividend income...................................  $        0  $        0  $        0  $        0   $        0

  Capital gain distributions........................           0           0           0           0            0
                                                      ----------  ----------  ----------  ----------   ----------

    Total investment income.........................           0           0           0           0            0

Expenses:

  Mortality and expense risk........................       2,168       1,150          95         151          169
                                                      ----------  ----------  ----------  ----------   ----------

    Net investment income (loss)....................      (2,168)     (1,150)        (95)       (151)        (169)
                                                      ----------  ----------  ----------  ----------   ----------

Realized and Unrealized Gain (Loss):

  Net realized gain (loss) on investment securities.   (147,797)       1,232         157          77           98

  Change in unrealized appreciation
   (depreciation)...................................      13,413     (33,685)       (537)      3,661        1,935
                                                      ----------  ----------  ----------  ----------   ----------

    Net gain (loss) on investment securities........    (134,384)    (32,453)       (380)      3,738        2,033
                                                      ----------  ----------  ----------  ----------   ----------

     Net increase (decrease) in net assets
      resulting from operations.....................  $ (136,552) $  (33,603) $     (475) $    3,587   $    1,864
                                                      ==========  ==========  ==========  ==========   ==========

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Operations

For the Period Ended June 30, 2001
All Amounts in Thousands
(unaudited)

                                                                                                               WRL
                                                         WRL         WRL           WRL            WRL         Third
                                                      C.A.S.E.       NWQ      International       GE          Avenue
                                                       Growth    Value Equity    Equity       U.S. Equity     Value
                                                     Subaccount   Subaccount   Subaccount     Subaccount    Subaccount

Investment Income:

  Dividend income................................... $        0   $        0   $        0     $        0    $        0

  Capital gain distributions........................          0            0            0              0             0
                                                     ----------   ----------   ----------     ----------    ----------

    Total investment income.........................          0            0            0              0             0

Expenses:

  Mortality and expense risk........................        109          136           36            135            97
                                                     ----------   ----------   ----------     ----------    ----------

    Net investment income (loss)....................       (109)        (136)         (36)          (135)          (97)
                                                     ----------   ----------   ----------     ----------    ----------

Realized and Unrealized Gain (Loss):

  Net realized gain (loss) on investment securities.       (965)          55         (255)            42           388

  Change in unrealized appreciation
   (depreciation)...................................       (389)         839         (807)        (1,775)        1,351
                                                     ----------   ----------   ----------     ----------    ----------

    Net gain (loss) on investment securities........     (1,354)         894       (1,062)        (1,733)        1,739
                                                     ----------   ----------   ----------     ----------    ----------

     Net increase (decrease) in net assets
      resulting from operations..................... $   (1,463)  $      758   $   (1,098)    $   (1,868)   $    1,642
                                                     ==========   ==========   ==========     ==========    ==========

                                                         WRL         WRL                          WRL          WRL
                                                     J.P. Morgan   Goldman         WRL          T. Rowe      T. Rowe
                                                     Real Estate    Sachs        Munder          Price        Price
                                                     Securities     Growth        Net50     Dividend Growth Small Cap
                                                     Subaccount   Subaccount   Subaccount     Subaccount    Subaccount

Investment Income:

  Dividend income................................... $        0   $        0   $        0     $        0    $        0

  Capital gain distributions........................          0            0            0              0             0
                                                     ----------   ----------   ----------     ----------    ----------

    Total investment income.........................          0            0            0              0             0

Expenses:

  Mortality and expense risk........................         14            8            9              7            14
                                                     ----------   ----------   ----------     ----------    ----------

    Net investment income (loss)....................        (14)          (8)          (9)            (7)          (14)
                                                     ----------   ----------   ----------     ----------    ----------

Realized and Unrealized Gain (Loss):

  Net realized gain (loss) on investment securities.          7          (12)         (23)            53          (275)

  Change in unrealized appreciation
   (depreciation)...................................        313         (117)          40            (90)          198
                                                     ----------   ----------   ----------     ----------    ----------

    Net gain (loss) on investment securities........        320         (129)          17            (37)          (77)
                                                     ----------   ----------   ----------     ----------    ----------

     Net increase (decrease) in net assets
      resulting from operations..................... $      306   $     (137)  $        8     $      (44)   $      (91)
                                                     ==========   ==========   ==========     ==========    ==========

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Operations

For the Period Ended June 30, 2001
All Amounts in Thousands
(unaudited)

                                                                         WRL                                        WRL
                                                          WRL       Pilgrim Baxter    WRL             WRL          Great
                                                        Salomon        Mid Cap      Dreyfus       Value Line     Companies-
                                                        All Cap         Growth      Mid Cap    Aggressive Growth America/SM/
                                                      Subaccount      Subaccount   Subaccount     Subaccount     Subaccount

Investment Income:

  Dividend income...................................  $        0      $        0   $        0     $        0     $        0

  Capital gain distributions........................           0               0            0              0              0
                                                      ----------      ----------   ----------     ----------     ----------

    Total investment income.........................           0               0            0              0              0

Expenses:

  Mortality and expense risk........................          73             150           12              5             46
                                                      ----------      ----------   ----------     ----------     ----------

    Net investment income (loss)....................         (73)           (150)         (12)            (5)           (46)
                                                      ----------      ----------   ----------     ----------     ----------

Realized and Unrealized Gain (Loss):

  Net realized gain (loss) on investment securities.          15          (2,802)         (70)           (47)            26

  Change in unrealized appreciation
   (depreciation)...................................         550          (7,320)          27            (10)        (1,260)
                                                      ----------      ----------   ----------     ----------     ----------

    Net gain (loss) on investment securities........         565         (10,122)         (43)           (57)        (1,234)
                                                      ----------      ----------   ----------     ----------     ----------

     Net increase (decrease) in net assets
      resulting from operations.....................  $      492      $  (10,272)  $      (55)    $      (62)    $   (1,280)
                                                      ==========      ==========   ==========     ==========     ==========

                                                          WRL            WRL          WRL             WRL
                                                         Great          Great       Gabelli          LKCM
                                                      Companies-      Companies-     Global         Capital
                                                     Technology/SM/   Global/2/      Growth         Growth
                                                      Subaccount      Subaccount   Subaccount     Subaccount

Investment Income:

  Dividend income...................................  $        0      $        0   $        0     $        0

  Capital gain distributions........................           0               0            0              0
                                                      ----------      ----------   ----------     ----------

    Total investment income.........................           0               0            0              0

Expenses:

  Mortality and expense risk........................          16               4           13              0
                                                      ----------      ----------   ----------     ----------

    Net investment income (loss)....................         (16)             (4)         (13)             0
                                                      ----------      ----------   ----------     ----------

Realized and Unrealized Gain (Loss):

  Net realized gain (loss) on investment securities.        (934)            (37)          (5)            (8)

  Change in unrealized appreciation
   (depreciation)...................................        (458)            (77)        (194)           (15)
                                                      ----------      ----------   ----------     ----------

    Net gain (loss) on investment securities........      (1,392)           (114)        (199)           (23)
                                                      ----------      ----------   ----------     ----------

     Net increase (decrease) in net assets
      resulting from operations.....................  $   (1,408)     $     (118)  $     (212)    $      (23)
                                                      ==========      ==========   ==========     ==========

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Operations

For the Period Ended June 30, 2001
All Amounts in Thousands
(unaudited)


                                                     Fidelity VIP III
                                                          Growth      Fidelity VIP II Fidelity VIP
                                                      Opportunities    Contrafund(R)  Equity-Income
                                                        Subaccount      Subaccount     Subaccount

Investment Income:

  Dividend income...................................    $        2      $        9     $       13

  Capital gain distributions........................             0              33             37
                                                        ----------      ----------     ----------

    Total investment income.........................             2              42             50

Expenses:

  Mortality and expense risk........................             3               6              7
                                                        ----------      ----------     ----------

    Net investment income (loss)....................            (1)             36             43
                                                        ----------      ----------     ----------

Realized and Unrealized Gain (Loss):

  Net realized gain (loss) on investment securities.           (41)            (26)           (43)

  Change in unrealized appreciation
   (depreciation)...................................           (23)           (137)           (12)
                                                        ----------      ----------     ----------

    Net gain (loss) on investment securities........           (64)           (163)           (55)
                                                        ----------      ----------     ----------

     Net increase (decrease) in net assets
      resulting from operations.....................    $      (65)     $     (127)    $      (12)
                                                        ==========      ==========     ==========



See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Changes in Net Assets

For the Period Ended
All Amounts in Thousands
(unaudited)

                                                      WRL                     WRL                     WRL
                                                  J.P. Morgan                AEGON                   Janus
                                                  Money Market               Bond                   Growth
                                                   Subaccount             Subaccount              Subaccount
                                             ---------------------  ----------------------  ----------------------
                                             June 30,  December 31, June 30,   December 31, June 30,   December 31,
                                             --------  ------------ ---------  ------------ ---------  ------------
                                               2001        2000       2001         2000       2001         2000
                                             --------  ------------ ---------  ------------ ---------  ------------

Operations:

  Net investment income (loss).............. $  1,196   $    2,389  $    (135)  $    1,147  $  (3,824) $   152,896

  Net gain (loss) on investment securities..        0            0        854        1,222   (155,161)    (555,143)
                                             --------   ----------  ---------   ----------  ---------  -----------

  Net increase (decrease) in net assets
   resulting from operations................    1,196        2,389        719        2,369   (158,985)    (402,247)
                                             --------   ----------  ---------   ----------  ---------  -----------

Capital Unit Transactions:

  Proceeds from units sold (transferred)....   (9,368)      12,540      8,695          897     78,320      168,047
                                             --------   ----------  ---------   ----------  ---------  -----------

  Less cost of units redeemed:

    Administrative charges..................    2,069        3,274      1,303        2,341     36,029       69,288

    Policy loans............................      908        1,672        323        1,361      9,789       44,968

    Surrender benefits......................    2,086        5,687        483          735     12,293       38,262

    Death benefits..........................      110           87         41           23      1,042        6,224
                                             --------   ----------  ---------   ----------  ---------  -----------

                                                5,173       10,720      2,150        4,460     59,153      158,742
                                             --------   ----------  ---------   ----------  ---------  -----------

    Increase (decrease) in net assest
     from capital unit transactions.........  (14,541)       1,820      6,545       (3,563)    19,167        9,305
                                             --------   ----------  ---------   ----------  ---------  -----------

    Net increase (decrease) in net assets...  (13,345)       4,209      7,264       (1,194)  (139,818)    (392,942)

  Depositor's equity contribution
   (net redemption).........................        0            0          0            0          0            0

Net Assets:

  Beginning of period.......................   60,279       56,070     25,935       27,129    961,015    1,353,957
                                             --------   ----------  ---------   ----------  ---------  -----------

  End of period............................. $ 46,934   $   60,279  $  33,199   $   25,935  $ 821,197  $   961,015
                                             ========   ==========  =========   ==========  =========  ===========

Unit Activity:

  Units outstanding - beginning of period...    3,278        3,206      1,072        1,232      9,366        9,293

  Units issued..............................   15,948       50,376        516          427      1,982        2,459

  Units redeemed............................  (16,725)     (50,304)      (252)        (587)    (1,779)      (2,386)
                                             --------   ----------  ---------   ----------  ---------  -----------

  Units outstanding - end of period.........    2,501        3,278      1,336        1,072      9,569        9,366
                                             ========   ==========  =========   ==========  =========  ===========

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Changes in Net Assets

For the Period Ended
All Amounts in Thousands
(unaudited)

                                                                               WRL
                                                       WRL                    LKCM                     WRL
                                                      Janus                 Strategic              Van Kampen
                                                     Global               Total Return           Emerging Growth
                                                   Subaccount              Subaccount              Subaccount
                                             ----------------------  ----------------------  ----------------------
                                             June 30,   December 31, June 30,   December 31, June 30,   December 31,
                                             ---------  ------------ ---------  ------------ ---------  ------------
                                               2001         2000       2001         2000       2001         2000
                                             ---------  ------------ ---------  ------------ ---------  ------------

Operations:

  Net investment income (loss).............. $  (1,662)  $  98,726   $    (426)  $   7,415   $  (2,168)  $ 168,610

  Net gain (loss) on investment securities..   (55,422)   (191,334)     (1,929)    (12,297)   (134,384)   (261,688)
                                             ---------   ---------   ---------   ---------   ---------   ---------

  Net increase (decrease) in net assets
   resulting from operations................   (57,084)    (92,608)     (2,355)     (4,882)   (136,552)    (93,078)
                                             ---------   ---------   ---------   ---------   ---------   ---------
Capital Unit Transactions:

  Proceeds from units sold (transferred)....    27,940     112,253       6,799      10,776      44,119     145,357
                                             ---------   ---------   ---------   ---------   ---------   ---------

  Less cost of units redeemed:

    Administrative charges..................    16,254      31,746       4,031       7,939      19,450      35,247

    Policy loans............................     3,443      15,396         828       2,710       5,044      22,735

    Surrender benefits......................     5,531      12,985       1,424       2,844       7,618      20,687

    Death benefits..........................       221         907          57         600         455       1,538
                                             ---------   ---------   ---------   ---------   ---------   ---------

                                                25,449      61,034       6,340      14,093      32,567      80,207
                                             ---------   ---------   ---------   ---------   ---------   ---------

    Increase (decrease) in net assets
     from capital unit transactions.........     2,491      51,219         459      (3,317)     11,552      65,150
                                             ---------   ---------   ---------   ---------   ---------   ---------

    Net increase (decrease) in net assets...   (54,593)    (41,389)     (1,896)     (8,199)   (125,000)    (27,928)

  Depositor's equity contribution
   (net redemption).........................         0           0           0           0           0           0

Net Assets:

  Beginning of period.......................   410,109     451,498      98,466     106,665     580,202     608,130
                                             ---------   ---------   ---------   ---------   ---------   ---------

  End of period............................. $ 355,516   $ 410,109   $  96,570   $  98,466   $ 455,202   $ 580,202
                                             =========   =========   =========   =========   =========   =========

Unit Activity:

  Units outstanding--beginning of period....    12,899      11,605       4,523       4,674      10,226       9,357

  Units issued..............................     1,944       4,570         638       1,327       5,048      11,606

  Units redeemed............................    (1,868)     (3,276)       (617)     (1,478)     (4,823)    (10,737)
                                             ---------   ---------   ---------   ---------   ---------   ---------

  Units outstanding--end of period..........    12,975      12,899       4,544       4,523      10,451      10,226
                                             =========   =========   =========   =========   =========   =========

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Changes in Net Assets

For the Period Ended
All Amounts in Thousands
(unaudited)

                                                       WRL                     WRL                     WRL
                                                      Alger                   AEGON                 Federated
                                                Aggressive Growth           Balanced             Growth & Income
                                                   Subaccount              Subaccount              Subaccount
                                             ----------------------  ----------------------  ----------------------
                                             June 30,   December 31, June 30,   December 31, June 30,   December 31,
                                             ---------  ------------ ---------  ------------ ---------  ------------
                                               2001         2000       2001         2000       2001         2000
                                             ---------  ------------ ---------  ------------ ---------  ------------

Operations:

  Net investment income (loss).............. $  (1,150)  $  41,268   $     (95)  $     215   $    (151)  $   1,001

  Net gain (loss) on investment securities..   (32,453)   (168,747)       (380)        742       3,738       4,230
                                             ---------   ---------   ---------   ---------   ---------   ---------

  Net increase (decrease) in net assets
   resulting from operations................   (33,603)   (127,479)       (475)        957       3,587       5,231
                                             ---------   ---------   ---------   ---------   ---------   ---------

Capital Unit Transactions:

  Proceeds from units sold (transferred)....    33,246     103,588       3,123       4,955      13,873       7,863
                                             ---------   ---------   ---------   ---------   ---------   ---------

  Less cost of units redeemed:

    Administrative charges..................    14,457      26,734       1,149       2,124       1,519       2,328

    Policy loans............................     2,675      12,341         260         442         222         628

    Surrender benefits......................     3,548      10,374         389         559         558         534

    Death benefits..........................       126         666          31          18          38         110
                                             ---------   ---------   ---------   ---------   ---------   ---------

                                                20,806      50,115       1,829       3,143       2,337       3,600
                                             ---------   ---------   ---------   ---------   ---------   ---------

    Increase (decrease) in net assets
     from capital unit transactions.........    12,440      53,473       1,294       1,812      11,536       4,263
                                             ---------   ---------   ---------   ---------   ---------   ---------

    Net increase (decrease) in net assets...   (21,163)    (74,006)        819       2,769      15,123       9,494

  Depositor's equity contribution
   (net redemption).........................         0           0           0           0           0           0

Net Assets:

  Beginning of period.......................   280,172     354,178      20,952      18,183      26,883      17,389
                                             ---------   ---------   ---------   ---------   ---------   ---------

  End of period............................. $ 259,009   $ 280,172   $  21,771   $  20,952   $  42,006   $  26,883
                                             =========   =========   =========   =========   =========   =========

Unit Activity:

  Units outstanding - beginning of period...     9,215       7,928       1,303       1,186       1,349       1,117

  Units issued..............................     2,115       3,925         314         569         982         996

  Units redeemed............................    (1,678)     (2,638)       (232)       (452)       (430)       (764)
                                             ---------   ---------   ---------   ---------   ---------   ---------

  Units outstanding - end of period.........     9,652       9,215       1,385       1,303       1,901       1,349
                                             =========   =========   =========   =========   =========   =========


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Changes in Net Assets

For the Period Ended
All Amounts in Thousands
(unaudited)

                                                      WRL                    WRL                    WRL
                                                  Transamerica             C.A.S.E.                 NWQ
                                                 Value Balanced             Growth              Value Equity
                                                   Subaccount             Subaccount             Subaccount
                                             ---------------------  ---------------------  ---------------------
                                             June 30,  December 31, June 30,  December 31, June 30,  December 31,
                                             --------  ------------ --------  ------------ --------  ------------
                                               2001        2000       2001        2000       2001        2000
                                             --------  ------------ --------  ------------ --------  ------------

Operations:

  Net investment income (loss).............. $   (169)   $  2,290   $   (109)   $  4,321   $   (136)   $    412

  Net gain (loss) on investment securities..    2,033       2,493     (1,354)    (10,421)       894       2,965
                                             --------    --------   --------    --------   --------    --------

  Net increase (decrease) in net assets
   resulting from operations................    1,864       4,783     (1,463)     (6,100)       758       3,377
                                             --------    --------   --------    --------   --------    --------

Capital Unit Transactions:

  Proceeds from units sold (transferred)....    7,633       1,235      4,537       5,488      5,165       2,652
                                             --------    --------   --------    --------   --------    --------

  Less cost of units redeemed:

    Administrative charges..................    1,645       3,204      1,444       2,868      1,256       2,467

    Policy loans............................      484         785        378         767        222         596

    Surrender benefits......................      534       1,058        383         885        440         660

    Death benefits..........................       31          75         24          33         15          96
                                             --------    --------   --------    --------   --------    --------

                                                2,694       5,122      2,229       4,553      1,933       3,819
                                             --------    --------   --------    --------   --------    --------

    Increase (decrease) in net assets
     from capital unit transactions.........    4,939      (3,887)     2,308         935      3,232      (1,167)
                                             --------    --------   --------    --------   --------    --------

    Net increase (decrease) in net assets...    6,803         896        845      (5,165)     3,990       2,210

  Depositor's equity contribution
   (net redemption).........................        0           0          0           0          0           0

Net Assets:

  Beginning of period.......................   34,213      33,317     22,344      27,509     28,888      26,678
                                             --------    --------   --------    --------   --------    --------

  End of period............................. $ 41,016    $ 34,213   $ 23,189    $ 22,344   $ 32,878    $ 28,888
                                             ========    ========   ========    ========   ========    ========

Unit Activity:

  Units outstanding - beginning of period...    1,881       2,128      1,713       1,657      1,797       1,895

  Units issued..............................      583         729        672       1,014        553         907

  Units redeemed............................     (324)       (976)      (516)       (958)      (355)     (1,005)
                                             --------    --------   --------    --------   --------    --------

  Units outstanding - end of period.........    2,140       1,881      1,869       1,713      1,995       1,797
                                             ========    ========   ========    ========   ========    ========

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Changes in Net Assets

For the Period Ended
All Amounts in Thousands
(unaudited)

                                                                             WRL                    WRL
                                                      WRL                     GE                Third Avenue
                                              International Equity       U.S. Equity               Value
                                                   Subaccount             Subaccount             Subaccount
                                             ---------------------  ---------------------  ---------------------
                                             June 30,  December 31, June 30,  December 31, June 30,  December 31,
                                             --------  ------------ --------  ------------ --------  ------------
                                               2001        2000       2001        2000       2001        2000
                                             --------  ------------ --------  ------------ --------  ------------

Operation:

  Net investment income (loss).............. $    (36)   $  1,124   $   (135)   $  1,071   $    (97)   $    426

  Net gain (loss) on investment securities..   (1,062)     (2,405)    (1,733)     (1,646)     1,739       1,699
                                             --------    --------   --------    --------   --------    --------

  Net increase (decrease) in net assets
   resulting from operations................   (1,098)     (1,281)    (1,868)       (575)     1,642       2,125
                                             --------    --------   --------    --------   --------    --------

Capital Unit Transactions:

  Proceeds from units sold (transferred)....    2,309       3,155      5,375       7,853     10,176      12,970
                                             --------    --------   --------    --------   --------    --------

  Less cost of units redeemed:

    Administrative charges..................      447         663      1,479       2,712        785         560

    Policy loans............................       42         150        244         440        176         894

    Surrender benefits......................      106         125        311         744        248         306

    Death benefits..........................        3           5         13          27          6          11
                                             --------    --------   --------    --------   --------    --------

                                                  598         943      2,047       3,923      1,215       1,771
                                             --------    --------   --------    --------   --------    --------

    Increase (decrease) in net assets
     from capital unit transactions.........    1,711       2,212      3,328       3,930      8,961      11,199
                                             --------    --------   --------    --------   --------    --------

    Net increase (decrease) in net assets...      613         931      1,460       3,355     10,603      13,324

  Depositor's equity contribution
   (net redemption).........................        0           0          0           0          0           0

Net Assets:

  Beginning of period.......................    7,944       7,013     29,771      26,416     16,735       3,411
                                             --------    --------   --------    --------   --------    --------

  End of period............................. $  8,557    $  7,944   $ 31,231    $ 29,771   $ 27,338    $ 16,735
                                             ========    ========   ========    ========   ========    ========

Unit Activity:

  Units outstanding - beginning of period...      639         475      1,683       1,468      1,177         322

  Units issued..............................      368         474        525       1,064      1,116       1,432

  Units redeemed............................     (221)       (310)      (332)       (849)      (498)       (577)
                                             --------    --------   --------    --------   --------    --------

  Units outstanding - end of period.........      786         639      1,876       1,683      1,795       1,177
                                             ========    ========   ========    ========   ========    ========


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Changes in Net Assets

For the Period Ended
All Amounts in Thousands
(unaudited)

                                                      WRL                    WRL                    WRL
                                                  J.P. Morgan           Goldman Sachs              Munder
                                             Real Estate Securities         Growth                 Net50
                                                   Subaccount             Subaccount             Subaccount
                                             ---------------------  ---------------------  ---------------------
                                             June 30,  December 31, June 30,  December 31, June 30,  December 31,
                                             --------  ------------ --------  ------------ --------  ------------
                                               2001        2000       2001        2000       2001        2000
                                             --------  ------------ --------  ------------ --------  ------------

Operations:

  Net investment income (loss).............. $    (14)   $     17   $     (8)   $      7   $     (9)   $     11

  Net gain (loss) on investment securities..      320         345       (129)       (156)        17         (27)
                                             --------    --------   --------    --------   --------    --------

  Net increase (decrease) in net assets
   resulting from operations................      306         362       (137)       (149)         8         (16)
                                             --------    --------   --------    --------   --------    --------

Capital Unit Transactions:

  Proceeds from units sold (transferred)....    1,786       2,080        786       1,002      2,390         622
                                             --------    --------   --------    --------   --------    --------

  Less cost of units redeemed:

    Administrative charges..................      169          86        107         123         75          52

    Policy loans............................      103          60          8          44         13           7

    Surrender benefits......................       43          36          8           8         18           2

    Death benefits..........................        0           0          3           0          0           0
                                             --------    --------   --------    --------   --------    --------

                                                  315         182        126         175        106          61
                                             --------    --------   --------    --------   --------    --------

    Increase (decrease) in net assets
     from capital unit transactions.........    1,471       1,898        660         827      2,284         561
                                             --------    --------   --------    --------   --------    --------

    Net increase (decrease) in net assets...    1,777       2,260        523         678      2,292         545

  Depositor's equity contribution
   (net redemption).........................        0        (411)         0         (28)         0         (27)

Net Assets:

  Beginning of period.......................    2,476         627      1,627         977        862         344
                                             --------    --------   --------    --------   --------    --------

  End of period............................. $  4,253    $  2,476   $  2,150    $  1,627   $  3,154    $    862
                                             ========    ========   ========    ========   ========    ========

Unit Activity:

  Units outstanding - beginning of period...      239          78        158          87         80          31

  Units issued..............................      330         816        121         161        255          80

  Units redeemed............................     (190)       (655)       (54)        (90)       (46)        (31)
                                             --------    --------   --------    --------   --------    --------

  Units outstanding - end of period.........      379         239        225         158        289          80
                                             ========    ========   ========    ========   ========    ========

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Changes in Net Assets

For the Period Ended
All Amounts in Thousands
(unaudited)

                                                      WRL                    WRL                    WRL
                                                 T. Rowe Price          T. Rowe Price             Salomon
                                                Dividend Growth           Small Cap               All Cap
                                                   Subaccount             Subaccount             Subaccount
                                             ---------------------  ---------------------  ---------------------
                                             June 30,  December 31, June 30,  December 31, June 30,  December 31,
                                             --------  ------------ --------  ------------ --------  ------------
                                               2001        2000       2001        2000       2001        2000
                                             --------  ------------ --------  ------------ --------  ------------

Operations:

  Net investment income (loss).............. $     (7)   $     (4)  $    (14)   $      5   $    (73)   $     57

  Net gain (loss) on investment securities..      (37)         87        (77)       (412)       565         161
                                             --------    --------   --------    --------   --------    --------

  Net increase (decrease) in net assets
   resulting from operations................      (44)         83        (91)       (407)       492         218
                                             --------    --------   --------    --------   --------    --------

Capital Unit Transactions:

  Proceeds from units sold (transferred)....    1,049         516      2,559       2,291     16,349       7,892
                                             --------    --------   --------    --------   --------    --------

  Less cost of units redeemed:

    Administrative charges..................       79          83        188         167        827         257

    Policy loans............................        5           7         35          27        336          76

    Surrender benefits......................       26           2         40          15        211          58

    Death benefits..........................        0           0          0           0          5           0
                                             --------    --------   --------    --------   --------    --------

                                                  110          92        263         209      1,379         391
                                             --------    --------   --------    --------   --------    --------

    Increase (decrease) in net assets
     from capital unit transactions.........      939         424      2,296       2,082     14,970       7,501
                                             --------    --------   --------    --------   --------    --------

    Net increase (decrease) in net assets...      895         507      2,205       1,675     15,462       7,719

  Depositor's equity contribution
   (net redemption).........................        0         (23)         0         (32)         0         (30)

Net Assets:

  Beginning of period.......................      985         501      2,568         925      8,072         383
                                             --------    --------   --------    --------   --------    --------

  End of period............................. $  1,880    $    985   $  4,773    $  2,568   $ 23,534    $  8,072
                                             ========    ========   ========    ========   ========    ========

Unit Activity:

  Units outstanding - beginning of period...       99          55        230          75        643          36

  Units issued..............................      194         132        376         301      1,540         836

  Units redeemed............................      (98)        (88)      (158)       (146)      (395)       (229)
                                             --------    --------   --------    --------   --------    --------

  Units outstanding - end of period.........      195          99        448         230      1,788         643
                                             ========    ========   ========    ========   ========    ========

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Changes in Net Assets

For the Period Ended
All Amounts in Thousands
(unaudited)

                                                      WRL                     WRL                    WRL
                                                 Pilgrim Baxter             Dreyfus               Value Line
                                                 Mid Cap Growth             Mid Cap           Aggressive Growth
                                                   Subaccount             Subaccount              Subaccount
                                             ---------------------  ----------------------  ---------------------
                                             June 30,  December 31, June 30,   December 31, June 30,  December 31,
                                             --------  ------------ ---------  ------------ --------  ------------
                                               2001        2000       2001         2000       2001     2000/ (1)/
                                             --------  ------------ ---------  ------------ --------  ------------

Operations:

  Net investment income (loss).............. $   (150)   $     81   $     (12)   $     20   $     (5)   $     (4)

  Net gain (loss) on investment securities..  (10,122)    (16,860)        (43)         40        (57)       (185)
                                             --------    --------   ---------    --------   --------    --------

  Net increase (decrease) in net assets
   resulting from operations................  (10,272)    (16,779)        (55)         60        (62)       (189)
                                             --------    --------   ---------    --------   --------    --------

Capital Unit Transactions:

  Proceeds from units sold (transferred)....    9,534      55,513       2,761       1,562        181       1,091
                                             --------    --------   ---------    --------   --------    --------

  Less cost of units redeemed:

    Administrative charges..................    2,735       2,546         159          96         28          19

    Policy loans............................      346       1,156          44          21         29          16

    Surrender benefits......................      231         323          22           4          3           0

    Death benefits..........................       16          72           3           0          9           0
                                             --------    --------   ---------    --------   --------    --------
                                                3,328       4,097         228         121         69          35
                                             --------    --------   ---------    --------   --------    --------

    Increase (decrease) in net assets
     from capital unit transactions.........    6,206      51,416       2,533       1,441        112       1,056
                                             --------    --------   ---------    --------   --------    --------

    Net increase (decrease) in net assets...   (4,066)     34,637       2,478       1,501         50         867

  Depositor's equity contribution
   (net redemption).........................        0           0           0         (27)         0         200
Net Assets:

  Beginning of period.......................   39,702       5,065       1,811         337      1,067           0
                                             --------    --------   ---------    --------   --------    --------

  End of period............................. $ 35,636    $ 39,702   $   4,289    $  1,811   $  1,117    $  1,067
                                             ========    ========   =========    ========   ========    ========
Unit Activity:

  Units outstanding - beginning of period...    2,929         317         159          33        119           0

  Units issued..............................    1,914       4,015         373         311         52         132

  Units redeemed............................   (1,367)     (1,403)       (144)       (185)       (39)        (13)
                                             --------    --------   ---------    --------   --------    --------

  Units outstanding - end of period.........    3,476       2,929         388         159        132         119
                                             ========    ========   =========    ========   ========    ========

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Changes in Net Assets

For the Period Ended
All Amounts in Thousands
(unaudited)

                                                      WRL                    WRL                    WRL
                                                     Great                  Great                  Great
                                                   Companies-             Companies-             Companies-
                                                  America/SM/           Technology/SM/           Global/2/
                                                   Subaccount             Subaccount             Subaccount
                                             ---------------------  ---------------------  ---------------------
                                             June 30,  December 31, June 30,  December 31, June 30,  December 31,
                                             --------  ------------ --------  ------------ --------  ------------
                                               2001     2000/(1)/     2001     2000/(1)/     2001     2000/(1)/
                                             --------  ------------ --------  ------------ --------  ------------
Operations:

  Net investment income (loss).............. $    (46)  $     (28)  $    (16)   $    (13)  $     (4)  $     (1)

  Net gain (loss) on investment securities..   (1,234)        715     (1,392)     (1,437)      (114)        (16)
                                             --------   ---------   --------    --------   --------    --------

  Net increase (decrease) in net assets
   resulting from operations................   (1,280)        687     (1,408)     (1,450)      (118)        (17)
                                             --------   ---------   --------    --------   --------    --------

Capital Unit Transactions:

  Proceeds from units sold (transferred)....    5,685       8,008      2,504       4,240        918         494
                                             --------   ---------   --------    --------   --------    --------

  Less cost of units redeemed:

    Administrative charges..................      461         177        206          80         51           7

    Policy loans............................       37         110         35          53          9           1

    Surrender benefits......................       50         117         24          69         14           0

    Death benefits..........................        0           0          6           0          0           0
                                             --------   ---------   --------    --------   --------    --------

                                                  548         404        271         202         74           8
                                             --------   ---------   --------    --------   --------    --------

    Increase (decrease) in net assets
     from capital unit transactions.........    5,137       7,604      2,233       4,038        844         486
                                             --------   ---------   --------    --------   --------    --------

    Net increase (decrease) in net assets...    3,857       8,291        825       2,588        726         469

  Depositor's equity contribution
   (net redemption).........................        0         200          0         200          0          25

Net Assets:

  Beginning of period.......................    8,491           0      2,788           0        494           0
                                             --------   ---------   --------    --------   --------    --------

  End of period............................. $ 12,348   $   8,491   $  3,613    $  2,788   $  1,220    $    494
                                             ========   =========   ========    ========   ========    ========

Unit Activity:

  Units outstanding - beginning of period...      751           0        416           0         58           0

  Units issued..............................      771         878        752         557        201          63

  Units redeemed............................     (268)       (127)      (410)       (141)       (89)         (5)
                                             --------   ---------   --------    --------   --------    --------

  Units outstanding - end of period.........    1,254         751        758         416        170          58
                                             ========   =========   ========    ========   ========    ========


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Changes in Net Assets

For the Period Ended
All Amounts in Thousands
(unaudited)

                                                      WRL                WRL
                                                    Gabelli              LKCM
                                                 Global Growth      Capital Growth
                                                   Subaccount         Subaccount
                                             ---------------------  --------------
                                             June 30,  December 31,    June 30,
                                             --------  ------------ --------------
                                               2001     2000/(1)/     2001/(1)/
                                             --------  ------------ --------------
Operations:

  Net investment income (loss).............. $    (13)   $     (1)     $      0

  Net gain (loss) on investment securities..     (199)        (34)          (23)
                                             --------    --------      --------

  Net increase (decrease) in net assets
   resulting from operations................     (212)        (35)          (23)
                                             --------    --------      --------
Capital Unit Transactions:

  Proceeds from units sold (transferred)....    4,505       1,014           133
                                             --------    --------      --------

  Less cost of units redeemed:

    Administrative charges..................      280          33             3

    Policy loans............................       15           0             0

    Surrender benefits......................       15           0             0

    Death benefits..........................        0           0             0
                                             --------    --------      --------
                                                  310          33             3
                                             --------    --------      --------

    Increase (decrease) in net assets
     from capital unit transactions.........    4,195         981           130
                                             --------    --------      --------

    Net increase (decrease) in net assets...    3,983         946           107

  Depositor's equity contribution
   (net redemption).........................        0          25            25
Net Assets:

  Beginning of period.......................      971           0             0
                                             --------    --------      --------

  End of period............................. $  4,954    $    971      $    132
                                             ========    ========      ========
Unit Activity:

  Units outstanding - beginning of period...      107           0             0

  Units issued..............................      606         123            25

  Units redeemed............................     (135)        (16)           (7)
                                             --------    --------      --------

  Units outstanding - end of period.........      578         107            18
                                             ========    ========      ========


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Changes in Net Assets

For the Period Ended
All Amounts in Thousands
(unaudited)

                                                Fidelity VIP III
                                                     Growth            Fidelity VIP II          Fidelity VIP
                                                 Opportunities          Contrafund(R)          Equity-Income
                                                   Subaccount             Subaccount             Subaccount
                                             ---------------------  ---------------------  ---------------------
                                             June 30,  December 31, June 30,  December 31, June 30,  December 31,
                                             --------  ------------ --------  ------------ --------  ------------
                                               2001     2000/(1)/     2001     2000/(1)/     2001     2000/(1)/
                                             --------  ------------ --------  ------------ --------  ------------

Operations:

  Net investment income (loss).............. $     (1)   $     (2)  $     36    $     (3)  $     43    $     (1)

  Net gain (loss) on investment securities..      (64)        (73)      (163)        (48)       (55)         17
                                             --------    --------   --------    --------   --------    --------

  Net increase (decrease) in net assets
   resulting from operations................      (65)        (75)      (127)        (51)       (12)         16
                                             --------    --------   --------    --------   --------    --------

Capital Unit Transactions:

  Proceeds from units sold (transferred)....      641         633      1,044       1,085      2,241         276
                                             --------    --------   --------    --------   --------    --------

  Less cost of units redeemed:

    Administrative charges..................       40          14         78          23         55           8

    Policy loans............................       11           5          7           5          0           2

    Surrender benefits......................        0           2          1           1         10           0

    Death benefits..........................        0           0          0           0          0           0
                                             --------    --------   --------    --------   --------    --------

                                                   51          21         86          29         65          10
                                             --------    --------   --------    --------   --------    --------

    Increase (decrease) in net assets
     from capital unit transactions.........      590         612        958       1,056      2,176         266
                                             --------    --------   --------    --------   --------    --------

    Net increase (decrease) in net assets...      525         537        831       1,005      2,164         282

  Depositor's equity contribution
   (net redemption).........................        0          25          0          25        (27)         25

Net Assets:

  Beginning of period.......................      562           0      1,030           0        307           0
                                             --------    --------   --------    --------   --------    --------

  End of period............................. $  1,087    $    562   $  1,861    $  1,030   $  2,444    $    307
                                             ========    ========   ========    ========   ========    ========

Unit Activity:

  Units outstanding - beginning of period...       66           0        110           0         28           0

  Units issued..............................      102          76        149         124        303          39

  Units redeemed............................      (27)        (10)       (37)        (14)      (105)        (11)
                                             --------    --------   --------    --------   --------    --------

  Units outstanding - end of period.........      141          66        222         110        226          28
                                             ========    ========   ========    ========   ========    ========




See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights

For the Period Ended
(unaudited)

                                                      WRL J.P. Morgan Money Market Subaccount
                                               ----------------------------------------------------
                                               June 30,                 December 31,
                                               --------  ------------------------------------------
                                                 2001     2000     1999     1998    1997     1996
                                               --------  ------- --------  ------- ------- --------
Accumulation unit value, beginning of period.. $  18.39  $ 17.49 $  16.83  $ 16.13 $ 15.45 $  14.83
                                               --------  ------- --------  ------- ------- --------

  Income from operations:

    Net investment income (loss)..............     0.38     0.90     0.66     0.70    0.68     0.62

    Net realized and unrealized gain (loss)
     on investment............................     0.00     0.00     0.00     0.00    0.00     0.00
                                               --------  ------- --------  ------- ------- --------

     Net income (loss) from operations........     0.38     0.90     0.66     0.70    0.68     0.62
                                               --------  ------- --------  ------- ------- --------

Accumulation unit value, end of period........ $  18.77  $ 18.39 $  17.49  $ 16.83 $ 16.13 $  15.45
                                               ========  ======= ========  ======= ======= ========

Total return..................................   2.04 %   5.17 %   3.92 %   4.36 %  4.37 %   4.17 %

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $ 46,934  $60,279 $ 56,070  $24,576 $16,440 $ 12,740

  Ratio of net investment income (loss) to
   average net assets.........................   4.08 %   5.05 %   3.87 %   4.24 %  4.28 %   4.07 %

                                                             WRL AEGON Bond Subaccount
                                               ----------------------------------------------------
                                               June 30,                 December 31,
                                               --------  ------------------------------------------
                                                 2001     2000     1999     1998    1997     1996
                                               --------  ------- --------  ------- ------- --------
Accumulation unit value, beginning of period.. $  24.19  $ 22.01 $  22.89  $ 21.12 $ 19.53 $  19.67
                                               --------  ------- --------  ------- ------- --------

  Income from operations:

    Net investment income (loss)..............    (0.11)    1.04     1.13     1.01    1.01     0.99

    Net realized and unrealized gain (loss)
     on investment............................     0.76     1.14    (2.01)    0.76    0.58    (1.13)
                                               --------  ------- --------  ------- ------- --------
     Net income (loss) from operations........     0.65     2.18    (0.88)    1.77    1.59    (0.14)
                                               --------  ------- --------  ------- ------- --------

Accumulation unit value, end of period........ $  24.84  $ 24.19 $  22.01  $ 22.89 $ 21.12 $  19.53
                                               ========  ======= ========  ======= ======= ========

Total return..................................   2.69 %   9.90 %  (3.81)%   8.34 %  8.18 %  (0.75)%

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $ 33,199  $25,935 $ 27,129  $24,934 $17,657 $ 11,585

  Ratio of net investment income (loss) to
   average net assets.........................  (0.90)%   4.58 %   5.10 %   4.58 %  5.06 %   5.34 %


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights

For the Period Ended
(unaudited)

                                                               WRL Janus Growth Subaccount
                                               ------------------------------------------------------------
                                               June 30,                     December 31,
                                               ---------  -------------------------------------------------
                                                 2001       2000        1999       1998     1997     1996
                                               ---------  ---------  ----------- -------- -------- --------
Accumulation unit value, beginning of period.. $  102.61  $  145.70  $     92.07 $  56.48 $  48.48 $  41.47
                                               ---------  ---------  ----------- -------- -------- --------

  Income from operations:

    Net investment income (loss)..............     (0.41)     16.41        25.03     0.13     5.83     2.88

    Net realized and unrealized gain (loss)
     on investment............................    (16.38)    (59.50)       28.60    35.46     2.17     4.13
                                               ---------  ---------  ----------- -------- -------- --------

     Net income (loss) from operations........    (16.79)    (43.09)       53.63    35.59     8.00     7.01
                                               ---------  ---------  ----------- -------- -------- --------

Accumulation unit value, end of period........ $   85.82  $  102.61  $    145.70 $  92.07 $  56.48 $  48.48
                                               =========  =========  =========== ======== ======== ========

Total return..................................  (16.36)%   (29.58)%      58.25 %  63.01 %  16.50 %  16.91 %

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $ 821,197  $ 961,015  $ 1,353,957 $798,027 $450,271 $349,491

  Ratio of net investment income (loss) to
   average net assets.........................   (0.90)%    11.75 %      22.67 %   0.19 %  10.84 %   6.41 %

                                                               WRL Janus Global Subaccount
                                               ------------------------------------------------------------
                                               June 30,                     December 31,
                                               ---------  -------------------------------------------------
                                                 2001       2000        1999       1998     1997     1996
                                               ---------  ---------  ----------- -------- -------- --------
Accumulation unit value, beginning of period.. $   31.79  $   38.91  $     22.94 $  17.80 $  15.13 $  11.95
                                               ---------  ---------  ----------- -------- -------- --------

  Income from operations:

    Net investment income (loss)..............     (0.13)      7.93         2.44     0.82     2.30     1.50

    Net realized and unrealized gain (loss)
     on investment............................     (4.26)    (15.05)       13.53     4.32     0.37     1.68
                                               ---------  ---------  ----------- -------- -------- --------

     Net income (loss) from operations........     (4.39)     (7.12)       15.97     5.14     2.67     3.18
                                               ---------  ---------  ----------- -------- -------- --------

Accumulation unit value, end of period........ $   27.40  $   31.79  $     38.91 $  22.94 $  17.80 $  15.13
                                               =========  =========  =========== ======== ======== ========

Total return..................................  (13.82)%   (18.28)%      69.58 %  28.86 %  17.69 %  26.60 %

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $ 355,516  $ 410,109  $   451,498 $233,256 $145,017 $ 83,159

  Ratio of net investment income (loss) to
   average net assets.........................   (0.90)%    20.55 %       9.07 %   3.92 %  13.39 %  11.09 %


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights

For the Period Ended
(unaudited)

                                                       WRL LKCM Strategic Total Return Subaccount
                                               ----------------------------------------------------------
                                               June 30,                    December 31,
                                               ---------  -----------------------------------------------
                                                 2001       2000       1999      1998     1997     1996
                                               ---------  ---------  --------- -------- -------- --------
Accumulation unit value, beginning of period.. $   21.77  $   22.82  $   20.55 $  18.91 $  15.66 $  13.74
                                               ---------  ---------  --------- -------- -------- --------

  Income from operations:

    Net investment income (loss)..............     (0.09)      1.63       1.68     0.71     1.56     0.82

    Net realized and unrealized gain (loss)
     on investment............................     (0.43)     (2.68)      0.59     0.93     1.69     1.10
                                               ---------  ---------  --------- -------- -------- --------

     Net income (loss) from operations........     (0.52)     (1.05)      2.27     1.64     3.25     1.92
                                               ---------  ---------  --------- -------- -------- --------

Accumulation unit value, end of period........ $   21.25  $   21.77  $   22.82 $  20.55 $  18.91 $  15.66
                                               =========  =========  ========= ======== ======== ========

Total return..................................   (2.38)%    (4.62)%    11.07 %   8.66 %  20.77 %  13.97 %

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $  96,570  $  98,466  $ 106,665 $ 98,926 $ 80,753 $ 55,900

  Ratio of net investment income (loss) to
   average net assets.........................   (0.90)%     7.43 %     7.93 %   3.67 %   8.89 %   5.76 %

                                                       WRL Van Kampen Emerging Growth Subaccount
                                               ----------------------------------------------------------
                                               June 30,                    December 31,
                                               ---------  -----------------------------------------------
                                                 2001       2000       1999      1998     1997     1996
                                               ---------  ---------  --------- -------- -------- --------
Accumulation unit value, beginning of period.. $   56.74  $   64.99  $   31.96 $  23.48 $  19.51 $  16.56
                                               ---------  ---------  --------- -------- -------- --------

  Income from operations:

    Net investment income (loss)..............     (0.21)     16.83       9.32     0.91     2.20     0.82

    Net realized and unrealized gain (loss)
     on investment............................    (12.98)    (25.08)     23.71     7.57     1.77     2.13
                                               ---------  ---------  --------- -------- -------- --------

     Net income (loss) from operations........    (13.19)     (8.25)     33.03     8.48     3.97     2.95
                                               ---------  ---------  --------- -------- -------- --------

Accumulation unit value, end of period........ $   43.55  $   56.74  $   64.99 $  31.96 $  23.48 $  19.51
                                               =========  =========  ========= ======== ======== ========

Total return..................................  (23.23)%   (12.70)%   103.33 %  36.11 %  20.37 %  17.82 %

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $ 455,202  $ 580,202  $ 608,130 $262,665 $164,702 $107,925

  Ratio of net investment income (loss) to
   average net assets.........................   (0.90)%    23.62 %    23.19 %   3.44 %  10.18 %   4.51 %



See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights

For the Period Ended
(unaudited)

                                                        WRL Alger Aggressive Growth Subaccount
                                               ---------------------------------------------------------
                                               June 30,                    December 31,
                                               ---------  ----------------------------------------------
                                                 2001       2000       1999     1998     1997     1996
                                               ---------  ---------  -------- -------- -------- --------
Accumulation unit value, beginning of period.. $   30.40  $   44.67  $  26.67 $  18.10 $  14.70 $  13.43
                                               ---------  ---------  -------- -------- -------- --------

  Income from operations:

    Net investment income (loss)..............     (0.12)      4.76      4.90     1.33     1.75     0.36

    Net realized and unrealized gain (loss)
     on investment............................     (3.45)    (19.03)    13.10     7.24     1.65     0.91
                                               ---------  ---------  -------- -------- -------- --------

     Net income (loss) from operations........     (3.57)    (14.27)    18.00     8.57     3.40     1.27
                                               ---------  ---------  -------- -------- -------- --------

Accumulation unit value, end of period........ $   26.83  $   30.40  $  44.67 $  26.67 $  18.10 $  14.70
                                               =========  =========  ======== ======== ======== ========

Total return..................................  (11.74)%   (31.94)%   67.52 %  47.36 %  23.14 %   9.46 %

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $ 259,009  $ 280,172  $354,178 $177,857 $ 94,652 $ 54,408

  Ratio of net investment income (loss) to
   average net assets.........................   (0.90)%    11.65 %   15.54 %   6.20 %  10.26 %   2.65 %

                                                             WRL AEGON Balanced Subaccount
                                               ---------------------------------------------------------
                                               June 30,                    December 31,
                                               ---------  ----------------------------------------------
                                                 2001       2000       1999     1998     1997     1996
                                               ---------  ---------  -------- -------- -------- --------
Accumulation unit value, beginning of period.. $   16.08  $   15.33  $  15.02 $  14.17 $  12.21 $  11.13
                                               ---------  ---------  -------- -------- -------- --------

  Income from operations:

    Net investment income (loss)..............     (0.07)      0.17      0.19     0.25     1.55     0.36

    Net realized and unrealized gain (loss)
     on investment............................     (0.29)      0.58      0.12     0.60     0.41     0.72
                                               ---------  ---------  -------- -------- -------- --------

     Net income (loss) from operations........     (0.36)      0.75      0.31     0.85     1.96     1.08
                                               ---------  ---------  -------- -------- -------- --------

Accumulation unit value, end of period........ $   15.72  $   16.08  $  15.33 $  15.02 $  14.17 $  12.21
                                               =========  =========  ======== ======== ======== ========

Total return..................................   (2.26)%     4.88 %    2.11 %   5.98 %  16.06 %   9.73 %

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $  21,771  $  20,952  $ 18,183 $ 14,864 $ 10,716 $  6,418

  Ratio of net investment income (loss) to
   average net assets.........................   (0.90)%     1.10 %    1.26 %   1.76 %  11.62 %   3.18 %


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights

For the Period Ended
(unaudited)

                                                       WRL Federated Growth & Income Subaccount
                                               --------------------------------------------------------
                                               June 30,                   December 31,
                                               --------  ----------------------------------------------
                                                 2001      2000     1999      1998      1997     1996
                                               --------  -------- --------  --------  -------- --------
Accumulation unit value, beginning of period.. $  19.93  $  15.57 $  16.44  $  16.09  $  13.03 $  11.77
                                               --------  -------- --------  --------  -------- --------

  Income from operations:

    Net investment income (loss)..............    (0.09)     0.85     1.05      0.77      2.61     0.76

    Net realized and unrealized gain (loss)
     on investment............................     2.26      3.51    (1.92)    (0.42)     0.45     0.50
                                               --------  -------- --------  --------  -------- --------

     Net income (loss) from operations........     2.17      4.36    (0.87)     0.35      3.06     1.26
                                               --------  -------- --------  --------  -------- --------

Accumulation unit value, end of period........ $  22.10  $  19.93 $  15.57  $  16.44  $  16.09 $  13.03
                                               ========  ======== ========  ========  ======== ========

Total return..................................  10.90 %   28.01 %  (5.31)%    2.13 %   23.54 %  10.64 %

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $ 42,006  $ 26,883 $ 17,389  $ 16,047  $  9,063 $  5,501

  Ratio of net investment income (loss) to
   average net assets.........................  (0.90)%    5.00 %   6.51 %    4.83 %   18.50 %   6.38 %

                                                      WRL Transamerica Value Balanced Subaccount
                                               --------------------------------------------------------
                                               June 30,                   December 31,
                                               --------  ----------------------------------------------
                                                 2001      2000     1999      1998      1997     1996
                                               --------  -------- --------  --------  -------- --------
Accumulation unit value, beginning of period.. $  18.19  $  15.66 $  16.74  $  15.60  $  13.50 $  11.90
                                               --------  -------- --------  --------  -------- --------

  Income from operations:

    Net investment income (loss)..............    (0.08)     1.20     0.41      1.58      1.20     0.53

    Net realized and unrealized gain (loss)
     on investment............................     1.06      1.33    (1.49)    (0.44)     0.90     1.07
                                               --------  -------- --------  --------  -------- --------

     Net income (loss) from operations........     0.98      2.53    (1.08)     1.14      2.10     1.60
                                               --------  -------- --------  --------  -------- --------

Accumulation unit value, end of period........ $  19.17  $  18.19 $  15.66  $  16.74  $  15.60 $  13.50
                                               ========  ======== ========  ========  ======== ========

Total return..................................   5.38 %   16.16 %  (6.48)%    7.36 %   15.55 %  13.40 %

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $ 41,016  $ 34,213 $ 33,317  $ 39,904  $ 29,123 $ 17,946

  Ratio of net investment income (loss) to
   average net assets.........................  (0.90)%    7.33 %   2.50 %    9.69 %    8.14 %   4.35 %


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights

For the Period Ended
(unaudited)

                                                            WRL C.A.S.E. Growth Subaccount
                                               ----------------------------------------------------------
                                               June 30,                   December 31,
                                               --------  ------------------------------------------------
                                                 2001      2000       1999     1998      1997   1996/(1)/
                                               --------  ---------  -------- --------  -------- --------
Accumulation unit value, beginning of period.. $  13.04  $   16.60  $  12.51 $  12.32  $  10.81 $  10.00
                                               --------  ---------  -------- --------  -------- --------

  Income from operations:

    Net investment income (loss)..............    (0.06)      2.56      1.52     1.24      1.51     0.37

    Net realized and unrealized gain (loss)
     on investment............................    (0.57)     (6.12)     2.57    (1.05)     0.00     0.44
                                               --------  ---------  -------- --------  -------- --------

     Net income (loss) from operations........    (0.63)     (3.56)     4.09     0.19      1.51     0.81
                                               --------  ---------  -------- --------  -------- --------

Accumulation unit value, end of period........ $  12.41  $   13.04  $  16.60 $  12.51  $  12.32 $  10.81
                                               ========  =========  ======== ========  ======== ========

Total return..................................  (4.89)%   (21.42)%   32.65 %   1.56 %   14.00 %   8.09 %

Ratios and supplemental data:

  Net assets at end of period (in thousands)..                                                  $  4,466
                                               $ 23,189  $  22,344  $ 27,509 $ 17,730  $ 11,946

  Ratio of net investment income (loss) to                                                        6.11 %
   average net assets.........................  (0.90)%    16.28 %   10.16 %  10.21 %   12.65 %

                                                            WRL NWQ Value Equity Subaccount
                                               ----------------------------------------------------------
                                               June 30,                   December 31,
                                               --------  ------------------------------------------------
                                                 2001      2000       1999     1998      1997   1996/(1)/
                                               --------  ---------  -------- --------  -------- --------
Accumulation unit value, beginning of period.. $  16.07  $   14.08  $  13.16 $  13.94  $  11.25 $  10.00
                                               --------  ---------  -------- --------  -------- --------

  Income from operations:.....................

    Net investment income (loss)..............    (0.07)      0.23      0.20     0.95      0.14     0.05

    Net realized and unrealized gain (loss)
     on investment............................     0.48       1.76      0.72    (1.73)     2.55     1.20
                                               --------  ---------  -------- --------  -------- --------

     Net income (loss) from operations........     0.41       1.99      0.92    (0.78)     2.69     1.25
                                               --------  ---------  -------- --------  -------- --------

Accumulation unit value, end of period........ $  16.48  $   16.07  $  14.08 $  13.16  $  13.94 $  11.25
                                               ========  =========  ======== ========  ======== ========

Total return..................................  2.54  %    14.17 %    6.98 %  (5.63)%   23.93 %  12.51 %

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $ 32,878  $  28,888  $ 26,678 $ 26,083  $ 26,714 $  8,887

  Ratio of net investment income (loss) to
   average net assets.........................  (0.90)%     1.58 %    1.42 %   6.84 %    1.05 %   0.77 %


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights

For the Period Ended
(unaudited)

                                                      WRL International Equity Subaccount
                                               -------------------------------------------------
                                               June 30,                December 31,
                                               ---------  --------------------------------------
                                                 2001       2000       1999     1998    1997/(1)/
                                               ---------  ---------  -------- --------  --------
Accumulation unit value, beginning of period.. $   12.43  $   14.76  $  11.92 $  10.65  $  10.00
                                               ---------  ---------  -------- --------  --------

  Income from operations:

    Net investment income (loss)..............     (0.05)      2.00      0.62    (0.09)    (0.03)

    Net realized and unrealized gain (loss)
     on investment............................     (1.49)     (4.33)     2.22     1.36      0.68
                                               ---------  ---------  -------- --------  --------

     Net income (loss) from operations........     (1.54)     (2.33)     2.84     1.27      0.65
                                               ---------  ---------  -------- --------  --------

Accumulation unit value, end of period........ $   10.89  $   12.43  $  14.76 $  11.92  $  10.65
                                               =========  =========  ======== ========  ========

Total return..................................  (12.38)%   (15.75)%   23.84 %  11.84 %    6.54 %

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $   8,557  $   7,944  $  7,013 $  5,827  $  2,289

  Ratio of net investment income (loss) to
   average net assets.........................   (0.90)%    14.54 %    5.09 %  (0.81)%   (0.28)%

                                                         WRL GE U.S. Equity Subaccount
                                               -------------------------------------------------
                                               June 30,                December 31,
                                               ---------  --------------------------------------
                                                 2001       2000       1999     1998    1997/(1)/
                                               ---------  ---------  -------- --------  --------
Accumulation unit value, beginning of period.. $   17.69  $   17.99  $  15.33 $  12.59  $  10.00
                                               ---------  ---------  -------- --------  --------

  Income from operations:

    Net investment income (loss)..............     (0.08)      0.68      1.38     0.73      0.99

    Net realized and unrealized gain (loss)
     on investment............................     (0.96)     (0.98)     1.28     2.01      1.60
                                               ---------  ---------  -------- --------  --------

     Net income (loss) from operations........     (1.04)     (0.30)     2.66     2.74      2.59
                                               ---------  ---------  -------- --------  --------

Accumulation unit value, end of period........ $   16.65  $   17.69  $  17.99 $  15.33  $  12.59
                                               =========  =========  ======== ========  ========

Total return..................................   (5.89)%    (1.67)%   17.35 %  21.78 %   25.89 %

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $  31,231  $  29,771  $ 26,416 $ 14,084  $  3,258

  Ratio of net investment income (loss) to
   average net assets.........................   (0.90)%     3.81 %    8.27 %   5.30 %    8.28 %


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights

For the Period Ended
(unaudited)

                                                       WRL Third Avenue Value
                                                             Subaccount
                                               --------------------------------------
                                               June 30,          December 31,
                                               --------  ----------------------------
                                                 2001      2000     1999    1998/(1)/
                                               --------  -------- --------  ---------
Accumulation unit value, beginning of period.. $  14.22  $  10.59 $   9.23  $   10.00
                                               --------  -------- --------  ---------

  Income from operations:

    Net investment income (loss)..............    (0.06)     0.60     0.19      (0.05)

    Net realized and unrealized gain (loss)
     on investment............................     1.07      3.03     1.17      (0.72)
                                               --------  -------- --------  ---------

     Net income (loss) from operations........     1.01      3.63     1.36      (0.77)
                                               --------  -------- --------  ---------
Accumulation unit value, end of period........ $  15.23  $  14.22 $  10.59  $    9.23
                                               ========  ======== ========  =========

Total return..................................   7.11 %   34.26 %  14.68 %    (7.67)%

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $ 27,338  $ 16,735 $  3,411  $   2,807

  Ratio of net investment income (loss) to
   average net assets.........................  (0.90)%    4.53 %   1.98 %    (0.52)%

                                               WRL J.P. Morgan Real Estate Securities
                                                             Subaccount
                                               --------------------------------------
                                               June 30,          December 31 ,
                                               --------  ----------------------------
                                                 2001      2000     1999    1998/(1)/
                                               --------  -------- --------  ---------
Accumulation unit value, beginning of period.. $  10.36  $   8.06 $   8.46  $   10.00
                                               --------  -------- --------  ---------

  Income from operations:

    Net investment income (loss)..............    (0.05)     0.10     0.07      (0.05)

    Net realized and unrealized gain (loss)
     on investment............................     0.92      2.20    (0.47)     (1.49)
                                               --------  -------- --------  ---------

     Net income (loss) from operations........     0.87      2.30    (0.40)     (1.54)
                                               --------  -------- --------  ---------

Accumulation unit value, end of period........ $  11.23  $  10.36 $   8.06  $    8.46
                                               ========  ======== ========  =========

Total return..................................   8.43 %   28.46 %  (4.63)%   (15.44)%

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $  4,253  $  2,476 $    627  $     709

  Ratio of net investment income (loss) to
   average net assets.........................  (0.90)%    1.07 %   0.95 %    (0.90)%


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights

For the Period Ended
(unaudited)

                                                 WRL Goldman Sachs Growth
                                                        Subaccount
                                               ----------------------------
                                               June 30,     December 31,
                                               --------  ------------------
                                                 2001      2000    1999/(1)/
                                               --------  --------  --------
Accumulation unit value, beginning of period.. $  10.29  $  11.29  $  10.00
                                               --------  --------  --------

  Income from operations:

    Net investment income (loss)..............    (0.04)     0.06     (0.05)

    Net realized and unrealized gain (loss)
     on investment............................    (0.71)    (1.06)     1.34
                                               --------  --------  --------

     Net income (loss) from operations........    (0.75)    (1.00)     1.29
                                               --------  --------  --------

Accumulation unit value, end of period........ $   9.54  $  10.29  $  11.29
                                               ========  ========  ========

Total return..................................  (7.35)%   (8.84)%   12.91 %

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $  2,150  $  1,627  $    977

  Ratio of net investment income (loss) to
   average net assets.........................  (0.90)%    0.59 %   (0.90)%

                                                     WRL Munder Net50
                                                        Subaccount
                                               ----------------------------
                                               June 30,     December 31,
                                               --------  ------------------
                                                 2001      2000    1999/(1)/
                                               --------  --------  --------
Accumulation unit value, beginning of period.. $  10.80  $  10.92  $  10.00
                                               --------  --------  --------

  Income from operations:

    Net investment income (loss)..............    (0.05)     0.22      0.76

    Net realized and unrealized gain (loss)
     on investment............................     0.16     (0.34)     0.16
                                               --------  --------  --------

     Net income (loss) from operations........     0.11     (0.12)     0.92
                                               --------  --------  --------

Accumulation unit value, end of period........ $  10.91  $  10.80  $  10.92
                                               ========  ========  ========

Total return..................................   1.02 %   (1.15)%    9.23 %

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $  3,154  $    862  $    344

  Ratio of net investment income (loss) to
   average net assets.........................  (0.90)%    2.00 %   15.66 %


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights

For the Period Ended
(unaudited)

                                                              WRL
                                                         T. Rowe Price
                                                        Dividend Growth
                                                          Subaccount
                                                 ----------------------------
                                                 June 30,     December 31,
                                                 --------  ------------------
                                                   2001      2000    1999/(1)/
                                                 --------  --------  --------
  Accumulation unit value, beginning of period.. $   9.98  $   9.16  $  10.00
                                                 --------  --------  --------

    Income from operations:

      Net investment income (loss)..............    (0.04)    (0.04)    (0.04)

      Net realized and unrealized gain (loss)
       on investment............................    (0.28)     0.86     (0.80)
                                                 --------  --------  --------

       Net income (loss) from operations........    (0.32)     0.82     (0.84)
                                                 --------  --------  --------

  Accumulation unit value, end of period........ $   9.66  $   9.98  $   9.16
                                                 ========  ========  ========

  Total return..................................  (3.19)%    8.89 %   (8.37)%

  Ratios and supplemental data:

    Net assets at end of period (in thousands).. $  1,880  $    985  $    501

    Ratio of net investment income (loss) to
     average net assets.........................  (0.90)%   (0.42)%   (0.90)%

                                                              WRL
                                                         T. Rowe Price
                                                           Small Cap
                                                          Subaccount
                                                 ----------------------------
                                                 June 30,     December 31,
                                                 --------  ------------------
                                                   2001      2000    1999/(1)/
                                                 --------  --------  --------
  Accumulation unit value, beginning of period.. $  11.17  $  12.31  $  10.00
                                                 --------  --------  --------

    Income from operations:

      Net investment income (loss)..............    (0.05)     0.04      0.41

      Net realized and unrealized gain (loss)
       on investment............................    (0.46)    (1.18)     1.90
                                                 --------  --------  --------

       Net income (loss) from operations........    (0.51)    (1.14)     2.31
                                                 --------  --------  --------

  Accumulation unit value, end of period........ $  10.66  $  11.17  $  12.31
                                                 ========  ========  ========

  Total return..................................  (4.54)%   (9.27)%   23.09 %

  Ratios and supplemental data:

    Net assets at end of period (in thousands).. $  4,773  $  2,568  $    925

    Ratio of net investment income (loss) to
     average net assets.........................  (0.90)%    0.29 %    8.13 %


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights

For the Period Ended
(unaudited)

                                                             WRL
                                                           Salomon
                                                           All Cap
                                                          Subaccount
                                                -------------------------------
                                                June 30,      December 31,
                                                ---------  --------------------
                                                  2001       2000     1999/(1)/
                                                ---------  ---------  --------
 Accumulation unit value, beginning of period.. $   12.55  $   10.70  $  10.00
                                                ---------  ---------  --------

   Income from operations:

     Net investment income (loss)..............     (0.06)      0.23      0.40

     Net realized and unrealized gain (loss)
      on investment............................      0.68       1.62      0.30
                                                ---------  ---------  --------

      Net income (loss) from operations........      0.62       1.85      0.70
                                                ---------  ---------  --------

 Accumulation unit value, end of period........ $   13.17  $   12.55  $  10.70
                                                =========  =========  ========

 Total return..................................    4.92 %    17.24 %    7.02 %

 Ratios and supplemental data:

   Net assets at end of period (in thousands).. $  23,534  $   8,072  $    383

   Ratio of net investment income (loss) to
    average net assets.........................   (0.90)%     1.91 %    8.07 %

                                                             WRL
                                                        Pilgrim Baxter
                                                        Mid Cap Growth
                                                          Subaccount
                                                -------------------------------
                                                June 30,      December 31,
                                                ---------  --------------------
                                                  2001       2000     1999/(1)/
                                                ---------  ---------  --------
 Accumulation unit value, beginning of period.. $   13.56  $   15.98  $  10.00
                                                ---------  ---------  --------

   Income from operations:

     Net investment income (loss)..............     (0.05)      0.04      0.04

     Net realized and unrealized gain (loss)
      on investment............................     (3.26)     (2.46)     5.94
                                                ---------  ---------  --------

      Net income (loss) from operations........     (3.31)     (2.42)     5.98
                                                ---------  ---------  --------

 Accumulation unit value, end of period........ $   10.25  $   13.56  $  15.98
                                                =========  =========  ========

 Total return..................................  (24.37)%   (15.16)%   59.78 %

 Ratios and supplemental data:

   Net assets at end of period (in thousands).. $  35,636  $  39,702  $  5,065

   Ratio of net investment income (loss) to
    average net assets.........................   (0.90)%     0.25 %    0.62 %


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights

For the Period Ended
(unaudited)

                                                              WRL                          WRL
                                                            Dreyfus                    Value Line
                                                            Mid Cap                 Aggressive Growth
                                                          Subaccount                   Subaccount
                                               --------------------------------  ----------------------
                                               June 30,        December 31,      June 30,   December 31,
                                               ---------  ---------------------  ---------  ------------
                                                 2001         2000     1999/(1)/   2001      2000/(1)/
                                               ---------  ------------ --------  ---------  ------------
Accumulation unit value, beginning of period.. $   11.35    $  10.14   $  10.00  $    8.98   $   10.00
                                               ---------    --------   --------  ---------   ---------

  Income from operations:

    Net investment income (loss)..............     (0.05)       0.23      (0.04)     (0.04)      (0.06)

    Net realized and unrealized gain (loss)
     on investment............................     (0.24)       0.98       0.18      (0.46)      (0.96)
                                               ---------    --------   --------  ---------   ---------

     Net income (loss) from operations........     (0.29)       1.21       0.14      (0.50)      (1.02)
                                               ---------    --------   --------  ---------   ---------

Accumulation unit value, end of period........ $   11.06    $  11.35   $  10.14  $    8.48   $    8.98
                                               =========    ========   ========  =========   =========

Total return..................................   (2.53)%     11.91 %     1.44 %    (5.51)%    (10.24)%

Ratios and supplemental data:.................

  Net assets at end of period (in thousands).. $   4,289    $  1,811   $    337  $   1,117   $   1,067

  Ratio of net investment income (loss) to
   average net assets.........................   (0.90)%      2.02 %    (0.90)%    (0.90)%     (0.90)%

                                                         WRL                               WRL
                                                  Great Companies-                  Great Companies-
                                                     America/SM/                     Technology/SM/
                                                     Subaccount                        Subaccount
                                               ----------------------            ----------------------
                                               June 30,   December 31,           June 30,   December 31
                                               ---------  ------------           ---------  ------------
                                                 2001      2000/(1)/               2001      2000/(1)/
                                               ---------  ------------           ---------  ------------

Accumulation unit value, beginning of period.. $   11.31    $  10.00             $    6.70   $   10.00
                                               ---------    --------             ---------   ---------

  Income from operations:

    Net investment income (loss)..............     (0.04)      (0.06)                (0.02)      (0.05)

    Net realized and unrealized gain (loss)
     on investment............................     (1.42)       1.37                 (1.91)      (3.25)
                                               ---------    --------             ---------   ---------

     Net income (loss) from operations........     (1.46)       1.31                 (1.93)      (3.30)
                                               ---------    --------             ---------   ---------

Accumulation unit value, end of period........ $    9.85    $  11.31             $    4.77   $    6.70
                                               =========    ========             =========   =========

Total return..................................  (12.95)%     13.12 %              (28.80)%    (33.01)%

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $  12,348    $  8,491             $   3,613   $   2,788

  Ratio of net investment income (loss) to
   average net assets.........................   (0.90)%     (0.90)%               (0.90)%     (0.90)%


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights

For the Period Ended
(unaudited)

                                                           WRL                      WRL
                                                    Great Companies-              Gabelli
                                                        Global/2/              Global Growth
                                                       Subaccount                Subaccount
                                               --------------------------  ---------------------
                                                  June 30,    December 31, June 30,  December 31,
                                               -------------- ------------ --------  ------------
                                                    2001       2000/(1)/     2001     2000/(1)/
                                               -------------- ------------ --------  ------------
Accumulation unit value, beginning of period..   $    8.52     $   10.00   $   9.07    $  10.00
                                                 ---------     ---------   --------    --------

  Income from operations:

    Net investment income (loss)..............       (0.03)        (0.03)     (0.04)      (0.03)

    Net realized and unrealized gain (loss)
     on investment............................       (1.30)        (1.45)     (0.45)      (0.90)
                                                 ---------     ---------   --------    --------

     Net income (loss) from operations........       (1.33)        (1.48)     (0.49)      (0.93)
                                                 ---------     ---------   --------    --------

Accumulation unit value, end of period........   $    7.19     $    8.52   $   8.58    $   9.07
                                                 =========     =========   ========    ========

Total return..................................    (15.60)%      (14.84)%    (5.47)%     (9.27)%

Ratios and supplemental data:

  Net assets at end of period (in thousands)..   $   1,220     $     494   $  4,954    $    971

  Ratio of net investment income (loss) to
   average net assets.........................     (0.90)%       (0.90)%    (0.90)%     (0.90)%

                                                    WRL
                                                    LKCM
                                               Capital Growth
                                                 Subaccount
                                               --------------
                                                  June 30,
                                               --------------
                                                 2001/(1)/
                                               --------------
Accumulation unit value, beginning of period..   $   10.00
                                                 ---------

  Income from operations:

    Net investment income (loss)..............       (0.03)

    Net realized and unrealized gain (loss)
     on investment............................       (2.36)
                                                 ---------

     Net income (loss) from operations........       (2.39)
                                                 ---------

Accumulation unit value, end of period........   $    7.61
                                                 =========

Total return..................................    (23.92)%

Ratios and supplemental data:

  Net assets at end of period (in thousands)..   $     132

  Ratio of net investment income (loss) to
   average net assets.........................     (0.90)%

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights

For the Period Ended
(unaudited)


                                                  Fidelity VIP III        Fidelity VIP II
                                                Growth Opportunities       Contrafund(R)
                                                     Subaccount             Subaccount
                                               ---------------------  ----------------------
                                               June 30,  December 31, June 30,   December 31,
                                               --------  ------------ ---------  ------------
                                                 2001     2000/(1)/     2001      2000/(1)/
                                               --------  ------------ ---------  ------------
Accumulation unit value, beginning of period.. $   8.56   $   10.00   $    9.38    $  10.00
                                               --------   ---------   ---------    --------

  Income from operations:

    Net investment income (loss)..............    (0.01)      (0.06)       0.21       (0.06)

    Net realized and unrealized gain (loss)
     on investment............................    (0.78)      (1.38)      (1.19)      (0.56)
                                               --------   ---------   ---------    --------

     Net income (loss) from operations........    (0.79)      (1.44)      (0.98)      (0.62)
                                               --------   ---------   ---------    --------

Accumulation unit value, end of period........ $   7.77   $    8.56   $    8.40    $   9.38
                                               ========   =========   =========    ========

Total return..................................  (9.31)%    (14.36)%    (10.46)%     (6.16)%

Ratios and supplemental data:

  Net assets at end of period (in thousands).. $  1,087   $     562   $   1,861    $  1,030

  Ratio of net investment income (loss) to
   average net assets.........................  (0.29)%     (0.90)%      5.01 %     (0.90)%

                                                         Fidelity VIP
                                                        Equity-Income
                                                          Subaccount
                                                    ---------------------
                                                    June 30,  December 31,
                                                    --------  ------------
                                                      2001     2000/(1)/
                                                    --------  ------------
     Accumulation unit value, beginning of period.. $  10.99   $   10.00
                                                    --------   ---------

       Income from operations:

         Net investment income (loss)..............     0.30       (0.06)

         Net realized and unrealized gain (loss)
          on investment............................    (0.46)       1.05
                                                    --------   ---------

          Net income (loss) from operations........    (0.16)       0.99
                                                    --------   ---------

     Accumulation unit value, end of period........ $  10.83   $   10.99
                                                    ========   =========

     Total return..................................  (1.47)%      9.91 %

     Ratios and supplemental data:

       Net assets at end of period (in thousands).. $  2,444   $     307

       Ratio of net investment income (loss) to
        average net assets.........................   5.66 %     (0.90)%


See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Notes to the Financial Statements

At June 30, 2001
(unaudited)

NOTE 1 -- ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The WRL Series Life Account (the "Life Account"), was established as a variable life insurance separate account of Western Reserve Life Assurance Co. of Ohio ("WRL", or the "depositor") and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Life Account contains thirty-two investment options referred to as subaccounts. Each subaccount invests exclusively in a corresponding Portfolio (the "Portfolio") of a fund, which collectively is referred to as the "Fund". WRL Series Life Account contains four funds (collectively referred to as the "Funds"). Each fund is a registered management investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Fund:
AEGON/Transamerica Series Fund, Inc. (formerly WRL Series Fund, Inc.)
   J.P. Morgan Money Market (formerly WRL J.P. Morgan Money Market)
   AEGON Bond (formerly WRL AEGON Bond)
   Janus Growth (formerly WRL Janus Growth)
   Janus Global (formerly WRL Janus Global)
   LKCM Strategic Total Return (formerly WRL LKCM Strategic Total Return)
   Van Kampen Emerging Growth (formerly WRL VKAM Emerging Growth)
   Alger Aggressive Growth (formerly WRL Alger Aggressive Growth)
   AEGON Balanced (formerly WRL AEGON Balanced)
   Federated Growth & Income (formerly WRL Federated Growth & Income) Transamerica Value Balanced (formerly WRL Dean Asset Allocation)
   C.A.S.E. Growth (formerly WRL C.A.S.E. Growth)
   NWQ Value Equity (formerly WRL NWQ Value Equity)
   International Equity (formerly WRL GE International Equity)
   GE U.S. Equity (formerly WRL GE U.S. Equity)
   Third Avenue Value (formerly WRL Third Avenue Value)
   J.P. Morgan Real Estate Securities (formerly WRL J.P. Morgan Real Estate
     Securities)
   Goldman Sachs Growth (formerly WRL Goldman Sachs Growth)
   Munder Net50 (formerly WRL Goldman Sachs Small Cap)
   T. Rowe Price Dividend Growth (formerly WRL T. Rowe Price Dividend Growth)
   T. Rowe Price Small Cap (formerly WRL T. Rowe Price Small Cap)
   Salomon All Cap (formerly WRL Salomon All Cap)
   Pilgrim Baxter Mid Cap Growth (formerly WRL Pilgrim Baxter Mid Cap Growth) Dreyfus Mid Cap (formerly WRL Dreyfus Mid Cap)
   Value Line Aggressive Growth (formerly WRL Value Line Aggressive Growth) Great Companies - America/SM/ (formerly WRL Great Companies - America/SM/) Great Companies - Technology/SM / (formerly WRL Great Companies -
     Technology/SM/)
   Great Companies - Global/2/ (formerly WRL Great Companies - Global/2/) Gabelli Global Growth (formerly WRL Gabelli Global Growth)
   LKCM Capital Growth (formerly WRL LKCM Capital Growth)

Variable Insurance Products Fund III (VIP III)
   Fidelity VIP III Growth Opportunities Portfolio - Service Class 2 (Referred to as "Fidelity VIP III Growth Opportunities")

Variable Insurance Products Fund II (VIP II)
   Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 (Referred to as "Fidelity VIP II Contrafund(R)")

Variable Insurance Products Fund (VIP)
   Fidelity VIP Equity-Income Portfolio - Service Class 2 (Referred to as "Fidelity VIP Equity-Income")

The AEGON/Transamerica Series Fund, Inc. has entered into annually renewable investment advisory agreements for each Portfolio with AEGON/Transamerica Fund Advisers, Inc. (formerly WRL Investment Management, Inc.) ("AEGON/Transamerica Advisers") as investment adviser. Costs incurred in connection with the advisory services rendered by AEGON/Transamerica Advisers are paid by each Portfolio. AEGON/Transamerica Advisers has entered into sub-advisory agreements with various management companies ("Sub-Advisers"), some of which are affiliates of WRL. Each Sub-Adviser is compensated directly by AEGON/Transamerica Advisers. The other three Funds have entered into participation agreements for each Portfolio with WRL.

Each period reported on within the financial statements reflects a full six or twelve month period except as follows:

Subaccount                             Inception Date
----------                             --------------
WRL C.A.S.E. Growth                      05/01/1996
WRL NWQ Value Equity                     05/01/1996
WRL International Equity (formerly WRL
 GE International Equity)                01/02/1997
WRL GE U.S. Equity                       01/02/1997
WRL Third Avenue Value                   01/02/1998
WRL J.P. Morgan Real Estate Securities   05/01/1998
WRL Goldman Sachs Growth                 07/01/1999
WRL Munder Net50 (formerly WRL Goldman
 Sachs Small Cap)                        07/01/1999
WRL T. Rowe Price Dividend Growth        07/01/1999
WRL T. Rowe Price Small Cap              07/01/1999
WRL Salomon All Cap                      07/01/1999
WRL Pilgrim Baxter Mid Cap Growth        07/01/1999
WRL Dreyfus Mid Cap                      07/01/1999
WRL Value Line Aggressive Growth         05/01/2000
WRL Great Companies - America/SM/        05/01/2000
WRL Great Companies - Technology/SM/     05/01/2000
WRL Great Companies - Global/2/          09/01/2000
WRL Gabelli Global Growth                09/01/2000
WRL LKCM Capital Growth                  02/05/2001

WRL Series Life Account

At June 30, 2001
(unaudited)

NOTE 1 -- (continued)

              Subaccount                            Inception Date
              ----------                            ----------
              Fidelity VIP III Growth Opportunities   05/01/2000
              Fidelity VIP II Contrafund(R)           05/01/2000
              Fidelity VIP Equity-Income              05/01/2000

Effective September 1, 2000, the Janus Global Portfolio is not available for investment to new policyowners. The portfolio remains open to the policyowners who purchased the Policy before September 1, 2000.

On February 5, 2001, WRL made initial contributions totaling $ 25,000 to the Life Account. The respective amounts of the contributions and units received are as follows:

Subaccount              Contribution Units
----------              ------------ -----
WRL LKCM Capital Growth   $ 25,000   2,500

The Life Account holds assets to support the benefits under certain flexible premium variable universal life insurance policies (the "Policies") issued by WRL. The Life Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

The following significant accounting policies, which are in conformity with accounting principles generally accepted in the United States, have been consistently applied in the preparation of the Life Account Financial Statements. The preparation of the Financial Statements required management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

A. Valuation of Investments and Securities Transactions

Investments in the Funds' shares are valued at the closing net asset value ("NAV") per share of the underlying Portfolio, as determined by the Funds. Investment transactions are accounted for on the trade date at the Portfolio NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B. Federal Income Taxes

The operations of the Life Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under the Internal Revenue Code law, the investment income of the Life Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

NOTE 2 -- CHARGES AND DEDUCTIONS

Charges are assessed by WRL in connection with the issuance and administration of the Policies.

A. Policy Charges

Under some forms of the Policies, a sales charge and premium taxes are deducted by WRL prior to allocation of policy owner payments to the subaccounts. Contingent surrender charges may also apply.

Under all forms of the Policy, monthly charges against policy cash values are made to compensate WRL for costs of insurance provided.

B. Life Account Charges

A daily charge equal to an annual rate of .90 % of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks for administrative services in connection with issuance and administration of the Policies. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

NOTE 3 -- DIVIDEND DISTRIBUTIONS

Dividends are not declared by the Life Account, since the increase in the value of the underlying investment in the Fund is reflected daily in the accumulation unit value used to calculate the equity value within the Life Account. Consequently, a dividend distribution by the underlying Fund does not change either the accumulation unit value or equity values within the Life Account.

NOTE 4 -- SECURITIES TRANSACTIONS

Securities transactions for the period ended June 30, 2001 are as follows (in thousands):

                                Purchases    Proceeds
                                    of      from Sales
Subaccount                      Securities of Securities
----------                      ---------- -------------
WRL J.P. Morgan Money Market    $ 214,086    $ 226,952
WRL AEGON Bond                      8,134        1,700
WRL Janus Growth                   68,447       53,273
WRL Janus Global                   13,226       12,408
WRL LKCM Strategic Total Return     3,246        3,216
WRL Van Kampen Emerging Growth
 (formerly WRL VKAM Emerging
 Growth)                          175,414      165,911
WRL Alger Aggressive Growth        19,339        7,986
WRL AEGON Balanced                  2,165          972
WRL Federated Growth & Income      12,364        1,041
WRL Transamerica Value Balanced
 (formerly WRL Dean Asset
 Allocation)                        6,028        1,349
WRL C.A.S.E. Growth                 4,583        2,371
WRL NWQ Value Equity                4,815        1,703
WRL International Equity            2,668          998
WRL GE U.S. Equity                  4,356        1,135
WRL Third Avenue Value             10,591        1,536
WRL J.P. Morgan Real Estate
 Securities                         2,457        1,022

WRL Series Life Account

At June 30, 2001
(unaudited)



NOTE 4 -- (continued)

                                               Purchases    Proceeds
                                                   of      from Sales
         Subaccount                            Securities of Securities
         ----------                            ---------  ---------
         WRL Goldman Sachs Growth              $     881    $     206
         WRL Munder Net50                          2,553          248
         WRL T. Rowe Price Dividend Growth         1,632          700
         WRL T. Rowe Price Small Cap               2,725          763
         WRL Salomon All Cap                      15,277          414
         WRL Pilgrim Baxter Mid Cap Growth         9,949        4,147
         WRL Dreyfus Mid Cap                       3,307          785
         WRL Value Line Aggressive Growth            334          227
         WRL Great Companies - America/SM/         5,682          609
         WRL Great Companies -
          Technology/SM/                           3,252        1,048
         WRL Great Companies - Global/2/           1,253          410
         WRL Gabelli Global Growth                 4,276           87
         WRL LKCM Capital Growth                     204           57
         Fidelity VIP III Growth Opportunities       723          136
         Fidelity VIP II Contrafund(R)             1,116          129
         Fidelity VIP Equity-Income                2,883          694

NOTE 5 -- FINANCIAL HIGHLIGHTS

Per unit information has been computed using average units outstanding throughout each period. Total return is not annualized for periods of less than one year. The ratio of net investment income (loss) to average net assets is annualized for periods of less than one year.

NOTE 6 -- SUBSEQUENT EVENTS

Effective August 24, 2001 the portfolio name changed from Dean Asset Allocation to Transamerica Value Balanced and the subaccount from WRL Dean Asset Allocation to WRL Transamerica Value Balanced. Effective October 5, 2001, the portfolio name changed from GE International Equity to International Equity and the subaccount from WRL GE International Equity to WRL International Equity. These events will have happened subsequent to the unaudited financials.

                   Western Reserve Life Assurance Co. of Ohio
                         Balance Sheet - Statutory Basis
          (Dollars in thousands, except per share amounts)(Unaudited)
                               As of June 30, 2001

Admitted Assets
Cash and invested assets:
 Cash and short-term investments                                         $15,753
 Bonds                                                                    85,020
 Common stock, at market                                                   5,584
 Mortgage loans on real estate                                            13,955
 Home office properties, at cost less accumulated
  depreciation                                                            43,956
 Policy loans                                                            291,441
 Other invested assets                                                    16,685
 Short-term notes receivable from affiliates                              26,500
                                                            --------------------
Total cash and invested assets                                           498,894

Net deferred taxes                                                         9,325
Premiums deferred and uncollected                                          1,158
Accrued investment income                                                  1,375
Transfers from separate accounts due or accrued                          444,014
Cash surrender value of life insurance policies                           50,994
Other assets                                                               6,963
Separate account assets                                                8,937,935
                                                            --------------------
Total admitted assets                                                 $9,950,658
                                                            ====================

Liabilities and capital and surplus
Liabilities:
 Aggregate reserves for policies and contracts:
  Life                                                                   407,416
  Annuity                                                                323,957
 Policy and contract claim reserves                                       15,191
 Other policyholders' funds                                               12,116
 Remittances and items not allocated                                      14,524
 Asset valuation reserve                                                   4,894
 Interest maintenance reserve                                              5,559
 Payable to parent, subsidiaries and affiliates                            2,791
 Other liabilities                                                        92,350
 Separate account liabilities                                          8,934,259
                                                            --------------------
Total liabilities                                                      9,813,057


Capital and surplus:
 Common stock, $1.00 par value, 3,000,000 shares
  authorized, 2,500,000 issued and outstanding                             2,500
 Paid-in surplus                                                         120,107
 Unassigned surplus                                                       14,994
                                                            --------------------
Total capital and surplus                                                137,601
                                                            --------------------
Total liabilities and capital and surplus                             $9,950,658
                                                            ====================

                   Western Reserve Life Assurance Co. of Ohio
                   Statement of Operations - Statutory Basis
                       (Dollars in thousands)(Unaudited)
                     for the Six Months Ended June 30, 2001

Revenues:
 Premiums and other considerations, net of reinsurance
  Life                                                                 $347,193
  Annuity                                                               363,900
Net investment income                                                    21,561
Amortization of interest maintenance reserve                                729
Commissions and expense allowances on
  reinsurance ceded                                                         656
Income from fees associated with investment management,
  administration and contract guarantees for separate accounts           10,884
Other income                                                              9,010
                                                                  --------------
                                                                        753,933

Benefits and expenses:
 Benefits paid or provided for:
  Life                                                                   27,999
  Surrender benefits                                                    426,801
  Other benefits                                                         25,351
  Increase (decrease) in aggregate reserves for
    policies and contracts:
    Life                                                                  6,721
    Annuity                                                              35,587
                                                                  --------------
                                                                        522,459

 Insurance expenses:
  Commissions                                                           100,437
  General insurance expenses                                             54,907
  Taxes, licenses and fees                                               11,403
  Transfer to separate accounts                                          94,526
  Other                                                                    (141)
                                                                  --------------
                                                                        261,132
                                                                  --------------
                                                                        783,591
                                                                  --------------

Loss from operations before federal and foreign income
 tax benefit and net realized capital losses on
 investments                                                            (29,658)

Federal and foreign income tax benefit                                  (12,363)
                                                                  --------------
Loss from operations before net realized                                (17,295)
 capital gains on investments

Net realized capital gains on investments
 (net of related federal income taxes and
 amounts transferred to interest maintenance
 reserve)                                                                    68
                                                                  --------------
Net loss                                                               $(17,227)
                                                                  ==============

                   Western Reserve Life Assurance Co. of Ohio
          Statement of Changes in Capital and Surplus - Statutory Basis
                       (Dollars in thousands)(Unaudited)



                                                                                                                       Total
                                                                                                    Unassigned        Capital
                                                                    Common          Paid-in          Surplus            and
                                                                     Stock          Surplus         (Deficit)         Surplus
                                                             -------------------------------------------------------------------
Balance at January 1, 2001                                             $2,500         $120,107          $23,537         $146,144
 Net loss                                                                   0                0          (17,227)         (17,227)
 Change in net unrealized capital losses                                    0                0              (90)             (90)
 Change in net deferred income tax                                          0                0            4,458            4,458
 Change in non-admitted assets                                              0                0           (7,399)          (7,399)
 Change in asset valuation reserve                                          0                0             (168)            (168)
 Change in surplus in separate accounts                                     0                0             (709)            (709)
 Change is accounting principles                                            0                0           12,312           12,312
 Tax benefits on stock options exercised                                    0                0              280              280
                                                             -------------------------------------------------------------------
Balance at June 30, 2001                                               $2,500         $120,107          $14,994         $137,601
                                                             ===================================================================

                   Western Reserve Life Assurance Co. of Ohio
                    Statement of Cash Flow - Statutory Basis
                       (Dollars in thousands)(Unaudited)
                     for the Six Months Ended June 30, 2001



Operating Activities
Premiums and other considerations, net of reinsurance                  $731,741
Net investment income                                                    22,771
Life and accident and health claims                                     (27,081)
Surrender benefits and withdrawals for life contracts                  (426,824)
Other benefits to policyholders                                         (25,216)
Commissions, other expenses and other taxes                            (172,013)
Net transfers to separate accounts                                      (60,089)
Federal income taxes received                                            76,197
Other, net                                                              (50,595)
                                                               -----------------
  Net cash provided by operating activities                              68,891


Investing Activities
Proceeds from investments sold, matured or repaid:
  Bonds                                                                  19,951
  Mortgage loans on real estate                                             136
                                                               -----------------
                                                                         20,087
Cost of investments acquired:
  Bonds                                                                 (11,705)
  Stocks                                                                    (50)
  Real estate                                                               (13)
  Policy loans                                                           (7,106)
  Other invested assets                                                  (7,778)
  Other                                                                    (185)
                                                               -----------------
                                                                        (26,837)
                                                               -----------------
 Net cash used in investing activities                                   (6,750)


Financing Activities
Payment of short-term note payable to
  affiliate, net                                                        (71,400)
Deposits on deposit-type contracts and other liabilities
  without life or disability contingencies                                  363
Withdrawals on deposit-type contracts and other liabilities
  without life or disability contingencies                                 (816)
                                                               -----------------
  Net cash used in financing activities                                 (71,853)
                                                               -----------------
Decrease in cash and short-term investments                              (9,712)

Cash and short-term investments at beginning of year                     25,465
                                                               -----------------
Cash and short-term investments at end of period                        $15,753
                                                               =================

                   Western Reserve Life Assurance Co. of Ohio
                Notes to Financial Statements - Statutory Basis
                       (Dollars in thousands)(Unaudited)
                     for the Six Months Ended June 30, 2001


1. Basis of Presentation

The accompanying unaudited statutory basis financial statements have been prepared in accordance with statutory accounting principles for interim financial information and the instructions to Article 10 of Regulation S-X. Accordingly, they do not include all the information and notes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six month period ended June 30, 2001 are not necessarily indicative of the results that may be expected for the year ended December 31, 2001. For further information, refer to the accompanying statutory basis financial statements and notes thereto for the year ended December 31, 2000.

2. Accounting Changes

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Ohio. Effective January 1, 2001, the State of Ohio required that insurance companies domiciled in the State of Ohio prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures manual - Version effective January 1,2001, subject to any deviations prescribed or permitted by the State of Ohio Commissioner of Insurance.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures manual - Version effective January 1, 2001 are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus that would have been reported at the date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased unassigned funds (surplus), by $12,312 as of January 1, 2001. Making up the majority of this amount was the establishment of deferred tax assets in the amount of $12,696.

                          WRL FREEDOM ELITE BUILDER/sm/
                       SUPPLEMENT DATED OCTOBER 5, 2001 TO
                        PROSPECTUS DATED JULY 5, 2001 AS
                          SUPPLEMENTED AUGUST 24, 2001

Effective October 5, 2001, American Century Investment Management, Inc. will become sub-adviser to the International Equity (formerly, GE International Equity) portfolio of the AEGON/Transamerica Series Fund, Inc. Effective March 1, 2002, the name of the International Equity will be changed to American Century International. Prior to October 5, 2001, GE International Equity was sub-advised by GE Asset Management Incorporated.

The following information is added to page 5 of the Prospectus under the heading "Investment Options":

AEGON/TRANSAMERICA SERIES FUND, INC.

         WRL International Equity (formerly, WRL GE International Equity)

The following information is added to the Portfolio Annual Expense Table on page 9 of the Prospectus:

------------------------------------- ---------------- ----------- ------------ --------------------
                                        Management       Other     Rule 12b-1     Total Portfolio
             Portfolio                     Fees         Expenses      Fees        Annual Expenses
------------------------------------- ---------------- ----------- ------------ --------------------
International Equity                       1.00%         0.20%         N/A             1.20%
------------------------------------- ---------------- ----------- ------------ --------------------


The following is added to the table in footnote (7) on page 10 of the
Prospectus:

------------------------------------- ---------------- -------------------- --------------------------
                                       Expense Limit      Reimbursement       Expense Ratio Without
             Portfolio                                       Amount               Reimbursement
------------------------------------- ---------------- -------------------- --------------------------
International Equity                      1.20%*               N/A                     N/A
------------------------------------- ---------------- -------------------- --------------------------

* Effective March 1, 2002 this expense limit will be increased to 1.50%.

The following information replaces the information regarding GE International Equity on pages 21 of the Prospectus under the heading "The Separate Account and the Portfolios - The Funds":

------------------------------------- ----------------------------------- -----------------------------------
             Portfolio                      Sub-Adviser or Adviser               Investment Objective
------------------------------------- ----------------------------------- -----------------------------------
International Equity                  American Century Investment         Seeks long-term growth of capital.
                                      Management, Inc.
------------------------------------- ----------------------------------- -----------------------------------


All other references throughout the prospectus to WRL GE International Equity are changed to WRL International Equity.

                          WRL FREEDOM ELITE BUILDER/sm/
                       SUPPLEMENT DATED AUGUST 24, 2001 TO
                          PROSPECTUS DATED JULY 5, 2001

Effective August 25, 2001, Transamerica Investment Management, LLC will become sub-adviser to the Transamerica Value Balanced (formerly, Dean Asset Allocation) portfolio of the AEGON/Transamerica Series Fund, Inc. Prior to August 25, 2001, Dean Asset Allocation was sub-advised by Dean Investment Associates.

The following information is added to page 6 of the Prospectus under the heading "Investment Options":

AEGON/TRANSAMERICA SERIES FUND, INC.

     WRL Transamerica Value Balanced (formerly, WRL Dean Asset Allocation)

The following information is added to the Portfolio Annual Expense Table on page 9 of the Prospectus:


------------------------------------- ---------------- ----------- ------------ --------------------
                                        Management       Other     Rule 12b-1     Total Portfolio
             Portfolio                     Fees         Expenses      Fees        Annual Expenses
------------------------------------- ---------------- ----------- ------------ --------------------
Transamerica Value Balanced               0.80%*         0.07%         N/A             0.87%
------------------------------------- ---------------- ----------- ------------ --------------------

* Effective August 27, 2001, this fee will be reduced to 0.75%.

The following is added to the table in footnote (7) on page 10 of the
Prospectus:


------------------------------------- ---------------- -------------------- --------------------------
                                       Expense Limit      Reimbursement       Expense Ratio Without
             Portfolio                                       Amount               Reimbursement
------------------------------------- ---------------- -------------------- --------------------------
Transamerica Value Balanced                1.00%               N/A                     N/A
------------------------------------- ---------------- -------------------- --------------------------


The following information replaces the information regarding Dean Asset Allocation on pages 21 of the Prospectus under the heading "The Separate Account and the Portfolios - The Funds":


 Portfolio                   Sub-Adviser or Adviser          Investment Objective

Transamerica Value Balanced  Transamerica Investment       Seeks preservation of capital and
                             Management, LLC               competitive investment returns.


All other references throughout the prospectus to WRL Dean Asset Allocation are changed to WRL Transamerica Value Balanced.

PROSPECTUS
----------
July 5, 2001


                      -------------------------------------
                          WRL FREEDOM ELITE BUILDER/SM/
                                 issued through
                             WRL Series Life Account
                                       by
                       Western Reserve Life Assurance Co.
                                     of Ohio
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
                                 1-800-851-9777
                                 (727) 299-1800
                      -------------------------------------


          AN INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY



                                      ------------------------------------------
                                      Consider carefully the risk factors
                                      beginning on page 13 of this prospectus.

                                      An investment in this Policy is not a bank deposit. The Policy is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                      If you already own a life insurance
                                      policy, it may not be to your advantage to buy additional insurance or to replace your policy with the Policy described in this prospectus.

                                      Prospectuses for the portfolios of:
                                      AEGON/Transamerica Series Fund, Inc.;
                                      Variable Insurance Products Fund (VIP);
                                      Variable Insurance Products Fund II (VIP
                                      II); and Variable Insurance Products Fund
                                      III (VIP III) must accompany this
                                      prospectus.

                                      Certain portfolios may not be available in
                                      all states. Please read these documents
                                      before investing and save them for future
                                      reference.
                                      ------------------------------------------

The Securities and Exchange Commission
has not approved or disapproved these
securities or passed upon the adequacy
of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Glossary ..................................................................    1

Policy Summary ............................................................    5
        The Policy in General .............................................    5
        Premiums ..........................................................    5
        Deductions from premium before we place it in a
          subaccount and/or the fixed account .............................    6
        Investment Options ................................................    6
        Cash Value ........................................................    7
        Transfers .........................................................    7
        Charges and Deductions ............................................    7
        Portfolio Annual Expense Table ....................................    9
        Loans .............................................................   11
        Death Benefit .....................................................   11
        Cash Withdrawals and Surrenders ...................................   12
        Compensation ......................................................   13
        Inquiries .........................................................   13

Risk Summary ..............................................................   13

Western Reserve and the Fixed Account .....................................   17
        Western Reserve ...................................................   17
        The Fixed Account .................................................   17

The Separate Account and the Portfolios ...................................   18
        The Separate Account ..............................................   18
        The Funds .........................................................   18
        Addition, Deletion, or Substitution of Investments ................   22
        Your Right to Vote Portfolio Shares ...............................   23

The Policy ................................................................   23
        Purchasing a Policy ...............................................   23
        Tax-Free "Section 1035" Exchanges .................................   24
        Underwriting Standards ............................................   24
        When Insurance Coverage Takes Effect ..............................   25
        Backdating a Policy ...............................................   27
        Ownership Rights ..................................................   27
        Canceling a Policy ................................................   29

Premiums ..................................................................   29
        Premium Flexibility ...............................................   29
        Planned Periodic Payments .........................................   29
        Minimum Monthly Guarantee Premium .................................   30
        No Lapse Period ...................................................   30
        Premium Limitations ...............................................   30
        Making Premium Payments ...........................................   31
        Allocating Premiums ...............................................   31


             This Policy is not available in the State of New York.


Policy Values .............................................................   33
        Cash Value ........................................................   33
        Net Surrender Value ...............................................   33
        Subaccount Value ..................................................   33
        Subaccount Unit Value .............................................   34
        Fixed Account Value ...............................................   35

Transfers .................................................................   35
        General ...........................................................   35
        Fixed Account Transfers ...........................................   37
        Conversion Rights .................................................   37
        Dollar Cost Averaging .............................................   37
        Asset Rebalancing Program .........................................   38
        Third Party Asset Allocation Services .............................   39

Charges and Deductions ....................................................   40
        Premium Charges ...................................................   41
        Monthly Deduction .................................................   41
        Mortality and Expense Risk Charge .................................   44
        Surrender Charge ..................................................   44
        Decrease Charge ...................................................   46
        Transfer Charge ...................................................   47
        Change in Net Premium Allocation Charge ...........................   47
        Cash Withdrawal Charge ............................................   47
        Taxes .............................................................   48
        Portfolio Expenses ................................................   48

Death Benefit .............................................................   48
        Death Benefit Proceeds ............................................   48
        Death Benefit .....................................................   49
        Effects of Cash Withdrawals on the Death Benefit ..................   51
        Choosing Death Benefit Options ....................................   51
        Changing the Death Benefit Option .................................   51
        Increasing/Decreasing the Specified Amount ........................   52
        Payment Options ...................................................   53

Surrenders and Cash Withdrawals ...........................................   53
        Surrenders ........................................................   53
        Cash Withdrawals ..................................................   54

Loans .....................................................................   55
        General ...........................................................   55
        Interest Rate Charged .............................................   56
        Loan Reserve Interest Rate Credited ...............................   56
        Effect of Policy Loans ............................................   56

Policy Lapse and Reinstatement ............................................   57
        Lapse .............................................................   57
        No Lapse Period ...................................................   57
        Reinstatement .....................................................   58

Federal Income Tax Considerations .........................................   58
        Tax Status of the Policy ..........................................   59
        Tax Treatment of Policy Benefits ..................................   59
        Special Rules for 403(b) Arrangements .............................   62


Other Policy Information .................................................    63
        Our Right to Contest the Policy ..................................    63
        Suicide Exclusion ................................................    63
        Misstatement of Age or Gender ....................................    63
        Modifying the Policy .............................................    63
        Benefits at Maturity .............................................    63
        Payments We Make .................................................    64
        Settlement Options ...............................................    64
        Reports to Owners ................................................    66
        Records ..........................................................    66
        Policy Termination ...............................................    66

Supplemental Benefits (Riders) ...........................................    66
        Children's Insurance Rider .......................................    67
        Accidental Death Benefit Rider ...................................    67
        Other Insured Rider ..............................................    67
        Disability Waiver Rider ..........................................    68
        Disability Waiver and Income Rider ...............................    68
        Primary Insured Rider ("PIR") and Primary Insured
          Rider Plus ("PIR Plus").........................................    68
        Living Benefit Rider (an Accelerated Death Benefit) ..............    69

IMSA .....................................................................    70

Performance Data .........................................................    70
        Rates of Return ..................................................    70
        Hypothetical Illustrations Based on Subaccount Performance .......    74
        Other Performance Data in Advertising Sales Literature ...........    86
        Western Reserve's Published Ratings ..............................    87

Additional Information ...................................................    87
        Sale of the Policies .............................................    87
        Legal Matters ....................................................    88
        Legal Proceedings ................................................    88
        Variations in Policy Provisions ..................................    89
        Experts ..........................................................    89
        Financial Statements .............................................    89
        Additional Information about Western Reserve .....................    90
        Western Reserve's Directors and Officers .........................    90
        Additional Information about the Separate Account ................    94

Appendix A -- Illustrations ..............................................    95

Appendix B -- Wealth Indices of Investments in the U.S. Capital Market ...    99

Appendix C -- Surrender Charge Per Thousand (Based on the gender and rate
              class of the insured) ......................................   101

Index to Financial Statements ............................................   103
        WRL Series Life Account ..........................................   104
        Western Reserve Life Assurance Co. of Ohio .......................   180

Glossary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

accounts                The options to which you can allocate your money. The
                        accounts include the fixed account and the subaccounts
                        in the separate account.
                        --------------------------------------------------------
attained age            The issue age of the person insured, plus the number of
                        completed years since the Policy date (for the initial
                        specified amount) or the date of each increase in
                        specified amount.
                        --------------------------------------------------------
Base Policy             The WRL Freedom Elite Builder variable life insurance
                        policy without any supplemental riders.
                        --------------------------------------------------------
beneficiary(ies)        The person or persons you select to receive the death
                        benefit from this Policy. You name the primary
                        beneficiary and contingent beneficiaries.
                        --------------------------------------------------------
cash value              The sum of your Policy's value in the subaccounts and
                        the fixed account. If there is a Policy loan
                        outstanding, the cash value includes any amounts held in
                        our fixed account to secure the Policy loan.
                        --------------------------------------------------------
death benefit           The amount we will pay to the beneficiary(ies) on the
proceeds                insured's death. We will reduce the death benefit
                        proceeds by the amount of any outstanding loan amount,
                        and any due and unpaid monthly deductions.
                        --------------------------------------------------------
decrease charge         Surrender charge that may be imposed upon a decrease in
                        specified amount during the first 15 Policy years (or
                        during the 15 years subsequent to an increase in
                        specified amount).
                        --------------------------------------------------------
fixed account           An option to which you may allocate net premiums and
                        cash value. We guarantee that any amounts you allocate
                        to the fixed account will earn interest at a declared
                        rate. The fixed account option may not be available in
                        all states.
                        --------------------------------------------------------
free-look period        The period during which you may return the Policy and
                        receive a refund as described in this prospectus. The
                        length of the free-look period varies by state. The
                        free-look period is listed in the Policy.
                        --------------------------------------------------------
funds                   Investment companies which are registered with the U.S.
                        Securities and Exchange Commission. The Policy allows
                        you to invest in the portfolios of the funds through our
                        subccounts. We reserve the right to add other registered
                        investment companies to the Policy in the future.
                        --------------------------------------------------------
in force                While coverage under the Policy is active and
                        the insured's life remains insured.
                        --------------------------------------------------------
initial premium         The amount you must pay before insurance coverage begins
                        under this Policy. The initial premium is shown on the
                        schedule page of your Policy.
                        --------------------------------------------------------
insured                 The person whose life is insured by this Policy.
                        --------------------------------------------------------


issue age           The insured's age on his or her birthday nearest to the
                    Policy date. When you increase the Base Policy's specified amount of insurance coverage, the issue age for the new
                    segment of specified amount coverage is the insured's age on his or her birthday nearest the date that the increase in
                    specified amount takes effect. This age may be different
                    from the attained age on other segments of specified amount coverage.
                    ------------------------------------------------------------
lapse               When life insurance coverage ends because you do not have
                    enough cash value in the Policy to pay the monthly
                    deduction, the surrender charge and any outstanding loan
                    amount, and you have not made a sufficient payment by the
                    end of a grace period.
                    ------------------------------------------------------------
loan amount         The total amount of all outstanding Policy loans, including both principal and interest due.
                    ------------------------------------------------------------
loan reserve        A part of the fixed account to which amounts are transferred as collateral for Policy loans.
                    ------------------------------------------------------------
maturity date       The Policy anniversary nearest the insured's 100th birthday if the insured is living and the Policy is still in force.
                    It is the date when life insurance coverage under this
                    Policy ends. You may continue coverage, at your option,
                    under the Policy's extended maturity date benefit provision.
                    ------------------------------------------------------------
minimum             monthly guarantee premium The amount shown on your Policy
monthly             schedule page that we use during the no lapse period to
guarantee           determine whether a grace period will begin. We will adjust
premium             the minimum monthly guarantee premium if you change death
                    benefit options, increase or decrease the specified amount, or add, increase or decrease a rider. A grace period will
                    begin whenever your net surrender value is not enough to
                    meet monthly deductions.
                    ------------------------------------------------------------
Monthiversary       This is the day of each month when we determine Policy
                    charges and deduct them from cash value. It is the same
                    date each month as the Policy date. If there is no valuation date in the calendar month that coincides with the Policy
                    date, the Monthiversary is the next valuation date.
                    ------------------------------------------------------------
monthly deduction   The monthly Policy charge, plus the monthly cost of
                    insurance, plus the monthly charge for any riders added to your Policy, plus, if any, the decrease charge incurred as a result of a decrease in your specified amount.
                    ------------------------------------------------------------
net premium         The part of your premium that we allocate to the fixed
                    account or the subaccounts. The net premium is equal to the premium you paid minus the premium expense charges and the premium collection charge.
                    ------------------------------------------------------------
net surrender       The amount we will pay you if you surrender the Policy
value               while it is in force. The net surrender value on the date
                    you surrender is equal to: the cash value, minus any
                    surrender charge, and minus any outstanding loan amount.
                    ------------------------------------------------------------
no lapse date       For a Policy issued to any insured ages 0-60, the no lapse date is either the anniversary on which the insured's
                    attained age is 65 or the twentieth Policy anniversary,
                    whichever is less. For a Policy issued to an insured ages
                    61-85, the no lapse date is the fifth Policy anniversary.
                    The no lapse date is specified in your Policy.
                    ------------------------------------------------------------



no lapse period     The period of time between the Policy date and the no lapse date during which the Policy will not lapse if certain
                    conditions are met.
                    ------------------------------------------------------------
office              Our administrative office and mailing address is
                    P.O. Box 5068, Clearwater, Florida 33758-5068. Our street
                    address is 570 Carillon Parkway, St. Petersburg, Florida
                    33716. Our phone number is 1-800-851-9777, extension 6539.
                    Our hours are Monday Friday from 8:00 a.m. - 7:00 p.m.
                    Eastern time.
                    ------------------------------------------------------------
planned periodic    A premium payment you make in a level amount at a fixed
premium             interval over a specified period of time.
                    ------------------------------------------------------------
Policy date         The date when our underwriting process is complete, full
                    life insurance coverage goes into effect, the initial
                    premium payment has been received, and we begin to make the monthly deductions. The Policy date is shown on the schedule page of your Policy. If you request, we may backdate a
                    Policy by assigning a Policy date earlier than the date the
                    Policy is issued. We measure Policy months, years, and
                    anniversaries from the Policy date.
                    ------------------------------------------------------------
portfolio           One of the separate investment portfolios of a fund.
                    ------------------------------------------------------------
premiums            All payments you make under the Policy other than loan
                    repayments.
                    ------------------------------------------------------------
reallocation        That portion of the fixed account where we hold the net
account             premium(s) from the record date until the reallocation date.
                    ------------------------------------------------------------
reallocation        The date we reallocate all cash value held in the
date                reallocation account to the fixed account and subaccounts
                    you selected on your application. We place your net premium in the reallocation account only if your state requires us to return the full premium in the event you exercise your
                    free-look right. In those states the reallocation date is
                    the record date, plus the number of days in your state's
                    free-look period, plus five days. In all other states, the reallocation date is the record date.
                    ------------------------------------------------------------
record date         The date we record your Policy on our books as an in force
                    Policy. The record date is generally the Policy date, unless the Policy is backdated. The record date is the date when, depending on the laws of the state governing your Policy
                    (usually the state where you live), we allocate your net
                    premium either to the reallocation account or to the fixed account and the subaccounts you selected on your
                    application.
                    ------------------------------------------------------------
separate account    The WRL Series Life Account. It is a separate investment
                    account that is divided into subaccounts. We established the separate account to receive and invest net premiums under
                    the Policy and other variable life insurance policies we
                    issue.
                    ------------------------------------------------------------


specified amount    The minimum death benefit we will pay under the Policy
                    provided the Policy is in force. The initial specified
                    amount is the amount shown on the Base Policy's schedule
                    page that you receive when the Policy is issued. The
                    specified amount in force is the initial specified amount, adjusted for any increases or decreases in the Base Policy's specified amount. Events such as a request to increase or
                    decrease the specified amount, a change in death benefit
                    option, or a cash withdrawal (if you choose Option A death benefit) may affect the specified amount in force.
                    ------------------------------------------------------------
subaccount          A subdivision of the separate account that invests
                    exclusively in shares of one investment portfolio of a fund.
                    ------------------------------------------------------------
surrender charge    If, during the first 15 Policy years (or during the 15 year period subsequent to an increase in specified amount), you fully surrender the Policy, we will deduct a surrender
                    charge from the cash value.
                    ------------------------------------------------------------
termination         When the insured's life is no longer insured under the
                    Policy.
                    ------------------------------------------------------------
valuation date      Each day the New York Stock Exchange is open for trading.
                    Western Reserve is open for business whenever the
                    New York Stock Exchange is open.
                    ------------------------------------------------------------
valuation period    The period of time over which we determine the change in the value of the subaccounts. Each valuation period begins at
                    the close of normal trading on the New York Stock Exchange
                    (currently 4:00 p.m. Eastern time on each valuation date)
                    and ends at the close of normal trading of the New York
                    Stock Exchange on the next valuation date.
                    ------------------------------------------------------------
we, us, our         Western Reserve Life Assurance Co. of Ohio
(Western Reserve)
                    ------------------------------------------------------------
written notice      The written notice you must sign and send us to request
                    or exercise your rights as owner under the Policy. To be
                    complete, it must: (1) be in a form we accept, (2) contain the information and documentation that we determine we
                    need to take the action you request, and (3) be received
                    at our office.
                    ------------------------------------------------------------
you, your           The person entitled to exercise all rights as owner under
(owner or           the Policy.
policyowner)
                    ------------------------------------------------------------


Policy Summary                                     WRL Freedom Elite Builder(SM)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     This summary provides only a brief overview of the more important features of the Policy. More detailed information about the Policy appears later in this prospectus. Please read the remainder of this prospectus carefully.

The Policy in General

     The WRL Freedom Elite Builder/SM/ is an individual flexible premium variable life insurance policy.

     The Policy is designed to be long-term in nature in order to provide significant life insurance benefits for you. However, purchasing this Policy involves certain risks. (See Risk Summary p. 13.) You should consider the Policy in conjunction with other insurance you own. The Policy is not suitable as a short-term savings vehicle.

     A few of the Policy features listed below are not available in all states, may vary depending upon when your Policy was issued and may not be suitable for your particular situation. Certain states place restrictions on access to the fixed account and on other Policy features. Please consult your agent and refer to your Policy for details.

Premiums

 .   You select a payment plan but are not required to pay premiums according to the plan. You can vary the frequency and amount, within limits, and can skip premium payments.

 .   Unplanned premiums may be made, within limits.

 .   Premium payments must be at least $50 if paid monthly and $600 if paid annually.

 .   You increase your risk of lapse if you do not regularly pay premiums at least as large as the current minimum monthly guarantee premium.

 .   Until the no lapse date shown on your Policy schedule page, we guarantee that your Policy will not lapse, so long as on any Monthiversary you have paid total premiums (minus any cash withdrawals, minus any outstanding loan amount, and minus any decrease charge) that equal or exceed the sum of the minimum monthly guarantee premiums in effect for each month since the Policy date up to and including the current month. If you take a cash withdrawal, a loan, or if you increase or decrease your specified amount, you may need to pay additional premiums in order to keep the no lapse guarantee in place.

 .   The minimum monthly guarantee premium on the Policy date is shown on your
    Policy schedule page. We will adjust the minimum monthly guarantee premium if you change death benefit options, increase or decrease the specified amount, or add, increase or decrease a rider.

 .   Under certain circumstances, extra premiums may be required to prevent lapse.

 .   Once we deliver your Policy, the free-look period begins. You may return the
    Policy during this period and receive a refund. Depending on the laws of the state governing your Policy (usually the state where you live), we will either allocate your net premium to the accounts you indicated on your application, or we will place your net premium in the reallocation account until the reallocation date as shown on your Policy schedule page. See Reallocation Account p. 32.

Deductions from premium before we place it in a subaccount and/or the fixed account

 .   For the first ten Policy years: 6.0% premium expense charge for Policies with a specified amount in force of less than $250,000; 4.0% for Policies with a specified amount in force of $250,000 - $499,999.

 .   After the tenth Policy year: 2.5% premium expense charge for Policies with a specified amount in force of less than $500,000.

 .   There is no premium expense charge for Policies with a specified amount in force of $500,000 or higher.

 .   A premium collection charge of $3.00 from each premium payment for Policies on direct pay notice. This charge does not apply to Policies under an electronic funds transfer program.

Investment Options

     Subaccounts. You may direct the money in your Policy to a total of 16 subaccounts of the WRL Series Life Account, a separate account. For administrative reasons, we currently limit the number of subaccounts that you can invest in at any one time to 16 active subaccounts. Each subaccount invests exclusively in one investment portfolio of a fund. The money you place in the subaccounts is not guaranteed. The value of each subaccount will increase or decrease, depending on investment performance of the corresponding portfolio. You could lose some or all of your money.

The portfolios available to you are:

AEGON/TRANSAMERICA SERIES FUND, INC.

[_] Munder Net50

[_] Van Kampen Emerging Growth

[_] T. Rowe Price Small Cap

[_] Pilgrim Baxter Mid Cap Growth

[_] Alger Aggressive Growth

[_] Third Avenue Value

[_] Value Line Aggressive Growth

[_] GE International Equity

[_] Gabelli Global Growth

[_] Great Companies -- Global/2/

[_] Great Companies -- Technology/SM/

[_] Janus Growth

[_] LKCM Capital Growth

[_] Goldman Sachs Growth

[_] GE U.S. Equity

[_] Great Companies -- America/SM/

[_] Salomon All Cap

[_] C.A.S.E. Growth

[_] Dreyfus Mid Cap

[_] NWQ Value Equity

[_] T. Rowe Price Dividend Growth

[_] Dean Asset Allocation

[_] LKCM Strategic Total Return

[_] J.P. Morgan Real Estate Securities

[_] Federated Growth & Income

[_] AEGON Balanced

[_] AEGON Bond

[_] J.P. Morgan Money Market

VARIABLE INSURANCE PRODUCTS FUND (VIP)
[_] Fidelity VIP Equity-Income Portfolio -- Service Class 2

VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
[_] Fidelity VIP II Contrafund(R) Portfolio -- Service Class 2

VARIABLE INSURANCE PRODUCTS FUND III (VIP III)
[_] Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2

     Fixed Account. You may also direct the money in your Policy to the fixed account. Unless otherwise required by state law, we may restrict your allocations or transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000. Money you place in the fixed account is guaranteed, and will earn interest at a current interest rate declared from time to time. The annual interest rate will equal at least 3.0%. The fixed account may not be available to residents of some states.

Cash Value

 .   Cash value equals the sum of your Policy's value in the subaccounts and the fixed account. If there is a loan outstanding, the cash value includes any amounts held in our fixed account to secure the Policy loan.

 .   Cash value varies from day to day, depending on the investment experience of the subaccounts you choose, the interest credited to the fixed account, the charges deducted and any other Policy transactions (such as additional premium payments, transfers, withdrawals, and Policy loans).

 .   Cash value is the starting point for calculating important values under the
    Policy, such as net surrender value and the death benefit.

 .   There is no guaranteed minimum cash value. The Policy may lapse if you do not have sufficient cash value in the Policy to pay the monthly deductions, the surrender charge and/or any outstanding loan amount(s).

 .   The Policy will not lapse during the no lapse period so long as you have paid sufficient premiums. See Minimum Monthly Guarantee Premium p. 30.

Transfers

 .   You can transfer cash value among the subaccounts and the fixed account. We charge a $25 transfer processing fee for each transfer after the first 12 transfers in a Policy year.

 .   You may make transfers in writing, by telephone or by fax.

 .   Policy loans reduce the amount of cash value available for transfers.

 .   Dollar cost averaging and asset rebalancing programs are available.

 .   You may make one transfer per Policy year from the fixed account, and we must receive your request to transfer from the fixed account within 30 days after a Policy anniversary unless you select dollar cost averaging from the fixed account. The amount of your transfer is limited to the greater of:

    .   25% of your value in the fixed account; or

    . the amount you transferred from the fixed account in the preceding Policy year.

Charges and Deductions

 .   Premium expense charge: During the first ten Policy years, we deduct 6.0%
    from each premium payment on Policies with a specified amount in force of less than

    $250,000 (4.0% on Policies with a specified amount in force of $250,000 - $499,999). After the tenth Policy year we reduce the charge to 2.5%. There is no premium expense charge for Policies with a specified amount in force of $500,000 or higher.

 .   Premium collection charge: We deduct $3.00 from each premium payment to compensate us for billing and collection costs if we send you a bill.

 .   Monthly Policy charge: We currently deduct $5.00 from your cash value each month. This charge is guaranteed not to exceed $7.50. This charge is used to cover aggregate Policy expenses.

 .   Cost of insurance charges: Deducted monthly from your cash value. Your charges vary each month with the insured's issue age on the Policy date, issue age at the time of any increase in specified amount, length of time from the Policy date or from the date of any increase in specified amount, specified amount band, gender, rate class, the specified amount in force, the death benefit option you choose, and the investment experience of the portfolios in which you invest. We charge lower cost of insurance rates for Policies in higher specified amount bands.

 .   Mortality and expense risk charge: Deducted daily from each subaccount at an annual rate of 0.90% of your average daily net assets of each subaccount.
    We guarantee to reduce this amount to 0.60% after the first 15 Policy years. We intend to reduce this amount to 0.30% in the 16th Policy year, but we do not guarantee that we will do so.

 .   Surrender charge: Deducted when a full surrender occurs during the first 15
    Policy years (or during the first 15 years following each increase in specified amount). The initial specified amount has a 15 year surrender charge period starting on the Policy date and surrender charges that are based upon the insured's issue age, gender and rate class on the Policy date. Each increase in specified amount will have its own 15 year surrender charge period starting on the date of the increase and surrender charges that are based upon the insured's issue age, gender and rate class at the time of the increase. The surrender charge that will apply on a full surrender of the Policy is the total of the surrender charges calculated for the Base Policy's initial specified amount and the surrender charges calculated for each increase in specified amount. Surrender charges may be significant. You may have no net surrender value if you surrender your Policy in the initial Policy years. The surrender charges that apply for 15 years after any increase in specified amount will likely significantly reduce your net surrender value.

 .   Decrease charge: If you request a decrease in the specified amount during the first 15 Policy years or during the 15 years following any increase in specified amount, we will deduct a decrease charge.

 .   Transfer charge: We deduct $25 for each transfer in excess of 12 per Policy year.

 .   Change in net premium allocation charge: We currently do not charge if you change your net premium allocation. However, we reserve the right to charge you $25 if you make more than one change every three months in your allocation schedule. We will notify you if we decide to impose this charge.

 .   Rider charges: We deduct charges each month for the optional insurance benefits (riders) you select. Each rider will have its own charge.

 .   Cash withdrawal fee: We deduct a processing fee for cash withdrawals equal to the lesser of $25 or 2% of the withdrawal.

 .   Portfolio expenses: The portfolios deduct management fees and expenses from the amounts you have invested in the portfolios. These fees and expenses reduce the value of your portfolio shares. Some portfolios also deduct
    12b-1 fees from portfolio assets. These fees and expenses currently range from to 1.20% annually, depending on the portfolio. See Portfolio Annual Expense Table below. See also the fund prospectuses.

Portfolio Annual Expense Table

This table shows the fees and expenses charged by each portfolio. More detail concerning each portfolio's fees and expenses is contained in the fund prospectuses.

Annual Portfolio Operating Expenses(1)

(As a percentage of average portfolio assets after fee waivers and expense reimbursements)

                                                                                           Total
                                                                                         Portfolio
                                                   Management    Other     Rule 12b-1      Annual
Portfolio                                             Fees      Expenses      Fees       Expenses
AEGON/TRANSAMERICA SERIES FUND, INC.(2)(7)

Munder Net50                                          0.90%       0.10%        N/A         1.00%
Van Kampen Emerging Growth                            0.80%       0.05%        N/A         0.85%
T. Rowe Price Small Cap                               0.75%       0.25%        N/A         1.00%
Pilgrim Baxter Mid Cap Growth                         0.85%       0.07%        N/A         0.92%
Alger Aggressive Growth                               0.80%       0.06%        N/A         0.86%
Third Avenue Value                                    0.80%       0.12%        N/A         0.92%
Value Line Aggressive Growth(4)                       0.80%       0.20%        N/A         1.00%
GE International Equity(3)                            1.00%       0.20%        N/A         1.20%
Gabelli Global Growth(8)                              1.00%       0.20%        N/A         1.20%
Great Companies -- Global/2/(8)                       0.80%       0.20%        N/A         1.00%
Great Companies -- Technology/SM/(4)                  0.80%       0.20%        N/A         1.00%
Janus Growth                                          0.80%       0.02%        N/A         0.82%
LKCM Capital Growth(9)                                0.80%       0.20%        N/A         1.00%
Goldman Sachs Growth                                  0.90%       0.10%        N/A         1.00%
GE U.S. Equity                                        0.80%       0.08%        N/A         0.88%
Great Companies -- America/SM/(4)                     0.80%       0.11%        N/A         0.91%
Salomon All Cap                                       0.90%       0.10%        N/A         1.00%
C.A.S.E. Growth                                       0.80%       0.20%        N/A         1.00%
Dreyfus Mid Cap                                       0.85%       0.15%        N/A         1.00%
NWQ Value Equity                                      0.80%       0.08%        N/A         0.88%
T. Rowe Price Dividend Growth                         0.90%       0.10%        N/A         1.00%
Dean Asset Allocation                                 0.80%       0.07%        N/A         0.87%
LKCM Strategic Total Return                           0.80%       0.05%        N/A         0.85%
J.P. Morgan Real Estate Securities                    0.80%       0.20%        N/A         1.00%
Federated Growth & Income                             0.75%       0.11%        N/A         0.86%
AEGON Balanced                                        0.80%       0.08%        N/A         0.88%
AEGON Bond                                            0.45%       0.08%        N/A         0.53%
J.P. Morgan Money Market                              0.40%       0.04%        N/A         0.44%

VARIABLE INSURANCE PRODUCTS FUND (VIP)                0.48%       0.10%      0.25%(5)      0.83%

  Fidelity VIP Equity-Income Portfolio --
  Service Class 2(6)

VARIABLE INSURANCE PRODUCTS FUND II (VIP II)          0.57%       0.10%      0.25%(5)      0.92%

  Fidelity VIP II Contrafund(R) Portfolio --
  Service Class 2(6)

VARIABLE INSURANCE PRODUCTS FUND III (VIP III)        0.58%       0.12%      0.25%(5)      0.95%

  Fidelity VIP III Growth Opportunities Portfolio --
  Service Class 2(6)


(1) The fee table information relating to the portfolios was provided to Western Reserve by the funds. Western Reserve has not independently verified such information.

(2) Effective January 1, 1997, the Board of the AEGON/Transamerica Series Fund, Inc. ("Series Fund") authorized the Series Fund to charge each portfolio of the Series Fund an annual Rule 12b-1 fee of up to 0.15% of each portfolio's average daily net assets. However, the Series Fund will not deduct the fee from any portfolio before April 30, 2002. You will receive advance written notice if a Rule 12b-1 fee is to be deducted. See the Series Fund prospectus for more details.

(3) The fee table reflects the reduction in the expense limit for this portfolio to 1.20% effective May 1, 2000.

(4) Because this portfolio did not commence operations until May 1, 2000, the percentages set forth as "Other Expenses" and "Total Annual Expenses" are annualized.

(5) The 12b-1 fee deducted for the Variable Insurance Products Fund (VIP), Variable Insurance Products Fund II (VIP II), and Variable Insurance Products Fund III (VIP III) (the "Fidelity VIP Funds") covers certain shareholder support services provided by companies selling variable contracts investing in the Fidelity VIP Funds. The 12b-1 fees assessed against the Fidelity VIP Funds shares held for the Policies will be remitted to AFSG, the principal underwriter for the Policies.

(6) Total Portfolio Annual Expenses for Service Class 2 shares were lower than those shown in the Fee Table because a portion of the brokerage commissions that the Fidelity VIP Funds paid was used to reduce each Fund's expenses, and/or because through arrangements with each Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's custodian expenses. See the accompanying Fidelity VIP Funds prospectuses. Actual expenses were: Fidelity VIP Equity-Income Portfolio -- Service Class 2 -- 0.82%; Fidelity VIP II Contrafund(R) Portfolio -- Service Class 2 -- 0.90%; and Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2 -- 0.93%.

(7) AEGON/Transamerica Fund Advisers, Inc. ("AEGON/Transamerica Advisers"), the Series Fund's investment adviser, has undertaken, until at least April 30, 2002, to pay expenses on behalf of the portfolios of the Series Fund to the extent normal operating expenses of a portfolio exceed a stated percentage of each portfolio's average daily net assets. The expense limit, the amount reimbursed by AEGON/Transamerica Advisers during 2000 and the expense ratio without the reimbursement are listed below for each portfolio:

                                                              Expense Ratio
                                   Expense     Reimbursement     Without
                                    Limit         Amount      Reimbursement
Munder Net50                        1.00%        $   N/A           N/A
Van Kampen Emerging Growth          1.00%            N/A           N/A
T. Rowe Price Small Cap             1.00%         30,189        1.14 %
Pilgrim Baxter Mid Cap Growth       1.00%            N/A           N/A
Alger Aggressive Growth             1.00%            N/A           N/A
Third Avenue Value                  1.00%            N/A           N/A
Value Line Aggressive Growth        1.00%         22,530        1.86 %
GE International Equity             1.20%        125,321        1.66 %
Gabelli Global Growth               1.20%         14,606        1.99 %
Great Companies -- Global2          1.00%         20,105        3.93 %
Great Companies -- TechnologySM     1.00%          5,276        1.05 %
Janus Growth                        1.00%            N/A           N/A
LKCM Capital Growth                 1.00%            N/A           N/A
Goldman Sachs Growth                1.00%         51,711        1.37 %
GE U.S. Equity                      1.00%            N/A           N/A
Great Companies -- AmericaSM        1.00%            N/A           N/A
Salomon All Cap                     1.00%         85,511         1.25%
C.A.S.E. Growth                     1.00%            N/A           N/A
Dreyfus Mid Cap                     1.00%         68,550        1.90%
NWQ Value Equity                    1.00%            N/A           N/A
T. Rowe Price Dividend Growth       1.00%         55,887        1.45 %
Dean Asset Allocation               1.00%            N/A           N/A
LKCM Strategic Total Return         1.00%            N/A           N/A
J.P. Morgan Real Estate Securities  1.00%         58,192        1.71 %
Federated Growth & Income           1.00%            N/A           N/A
AEGON Balanced                      1.00%            N/A           N/A
AEGON Bond                          0.70%            N/A           N/A
J.P. Morgan Money Market            0.70%            N/A           N/A

(8) Because this portfolio did not commence operations until September 1, 2000, the percentages set forth as "Other Expenses" and "Total Annual Expenses" are annualized.

(9) Because this portfolio did not commence operations until December 1, 2000, the percentages set forth as "Other Expenses" and "Total Annual Expenses" are annualized.

     The purpose of the preceding table is to help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects charges and expenses of the portfolios of the funds for the fiscal year ended December 31, 2000 (except as noted in the footnotes). Expenses of the funds may be higher or lower in the future. For more information on the portfolio expenses described in this table, see the fund prospectuses which accompany this prospectus.

Loans

 .   After the first Policy year (as long as your Policy is in force), you may take a loan against the Policy up to 90% of the cash value, minus any surrender charge and minus any outstanding loan amount.

 .   We may permit a loan prior to the first anniversary for Policies issued pursuant to 1035 Exchanges.

 .   The minimum loan amount is generally $500.

 .   You may request a loan by calling us or by writing or faxing us written instructions.

 .   Prior to the 10th Policy year, we currently charge 3.75% interest annually, payable in arrears, on any outstanding loan amount. This charge is guaranteed not to exceed 4.0%.

 .   To secure the loan, we transfer a portion of your cash value to a loan reserve account. The loan reserve account is part of the fixed account. We will credit 3.0% interest annually on amounts in the loan reserve account.

 .   After the 10th Policy year, you may borrow at preferred loan rates an amount equal to the cash value minus total premiums paid (reduced by any cash withdrawals) and minus any outstanding loan amount. We currently charge 3.0% interest on preferred loans. This rate is not guaranteed.

 .   Federal income taxes and a penalty tax may apply to loans you take against the Policy.

 .   There are risks involved in taking a Policy loan. See Risk Summary p. 13.

 .   The federal tax consequences of loans with preferred rates is uncertain.

Death Benefit

 .   You must choose one of three death benefit options. We offer the following:

    .   Option A is the greater of:

        .   the current specified amount, or

        . a specified percentage, multiplied by the Policy's cash value on the date of the insured's death.

    .   Option B is the greater of:

        . the current specified amount, plus the Policy's cash value on the date of the insured's death, or a specified percentage, multiplied by the Policy's cash value on the date of the insured's death.

    .   Option C is the greater of:

        .   the amount payable under Option A, or

        . the current specified amount, multiplied by an age-based "factor," plus the Policy's cash value on the date of the insured's death.

 .   So long as the Policy does not lapse, the minimum death benefit we pay under any option will be the current specified amount.

 .   We offer 4 bands of specified amount coverage. Each band has its own minimum specified amount and cost of insurance rates. The higher the band of specified amount you choose, the lower the cost of insurance rates. The minimum specified amount for band 1 for a Policy for issue ages 0-49 is $100,000. It declines to $50,000 for issue ages 50-85. We will state the minimum specified amount in your Policy. You cannot decrease the specified amount below this minimum.

 .   We will reduce the death benefit proceeds by any outstanding loan amount, and any due and unpaid charges.

 .   We will increase the death benefit proceeds by any additional insurance benefits you add by rider.

 .   After the third Policy year and once each Policy year thereafter, you may make one of the following changes: change the death benefit option or increase or decrease the specified amount. A decrease in specified amount is limited to 20% of the specified amount prior to the decrease. The new specified amount cannot be less than the minimum specified amount as shown in your Policy.

 .   Under current tax law, the death benefit should be income tax free to the beneficiary.

 .   The death benefit is available in a lump sum or a variety of payout options.

Cash Withdrawals and Surrenders

 .   You may take one withdrawal of cash value per Policy year after the first
    Policy year.

 .   The amount of the withdrawal must be:

        .   at least $500; and

        . no more than 10% of the net surrender value. After the tenth Policy year, we currently intend to limit the withdrawal amount to no more than 25% of the net surrender value.

 .   We will deduct a processing fee equal to $25 or 2% of the amount you withdraw (whichever is less) from the withdrawal, and we will pay you the balance.

 .   There is no surrender charge assessed when you take a cash withdrawal.

 .   A cash withdrawal will reduce the death benefit by at least the amount of the withdrawal. We will not impose a decrease charge when the specified amount is decreased as a result of taking a cash withdrawal.

 .   If you choose death benefit Option A, we will reduce the current specified amount by the dollar amount of the withdrawal.

 .   When a cash withdrawal reduces the specified amount in force, we will look to the reduced specified amount to determine the specified amount band, cost of insurance rates and the premium expense charge we deduct from subsequent premium payments.

 .   Federal income taxes and a penalty tax may apply to cash withdrawals and surrenders.

 .   You may fully surrender the Policy at any time before the insured's death or the maturity date. You will receive the net surrender value (cash value, minus any surrender charge, and minus any outstanding loan amount). The surrender charge will apply during the first 15 Policy years or during the 15 years following any increase in specified amount.

Compensation

 .   We will pay sales commissions to our life insurance agents who are registered representatives of broker-dealers. Other payments may be made for other services related to sale of the Policies. For a discussion of these arrangements, see Sale of the Policies.

Inquiries

     If you need more information, please contact us at:

                Western Reserve Life
                P.O. Box 5068
                Clearwater, Florida 33758-5068
                1-800-851-9777, extension 6539
                (Monday - Friday from 8:00 a.m. - 7:00 p.m. Eastern time) www.westernreserve.com

Risk Summary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Investment       If you invest your cash value in one or more subaccounts, you
Risk             will be subject to the risk that investment performance could be unfavorable and that the cash value of your Policy would decrease. You could lose everything you invest, and your Policy could lapse. If you select the fixed account, your cash value in the fixed account is credited with a declared rate of
                 interest, but you assume a risk that the rate may decrease, although it will never be lower than a guaranteed minimum
                 annual effective rate of 3.0%.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Risk of Lapse   If your Policy fails to meet certain conditions, we will notify you that the Policy has entered a 61-day grace period and will lapse unless you make a sufficient payment during the grace period.

                 Your Policy contains a no lapse period. Your Policy will not lapse before the no lapse date stated in your Policy, as long as you pay sufficient minimum monthly guarantee premiums. If you do not pay these premiums, you will automatically lose the no lapse guarantee and you will increase the risk that your Policy will lapse. In addition, if you take a cash withdrawal, or take a Policy loan, or if you increase or decrease your specified amount, or if you add, increase or decrease a rider, you will increase the risk of losing the no lapse guarantee.
                 We deduct the total amount of your withdrawals, any outstanding loans and any decrease charge from your premiums paid when we determine whether your premiums are high enough to keep the no lapse period in effect.



                 If you change death benefit options, or decrease the specified amount, or add, increase or decrease a rider, we will change the amount of the minimum monthly guarantee premium you must pay to keep the no lapse period in effect.

                 You will lessen the risk of Policy lapse if you keep the no lapse period in effect. Before you take a cash withdrawal, loan, increase or decrease the specified amount or add, increase or decrease a rider, you should consider carefully the effect it will have on the no lapse guarantee.

                 After the no lapse period, your Policy may lapse if loans, cash withdrawals, the monthly deductions, and insufficient nvestment returns reduce the net surrender value to zero.
                 The Policy will enter a grace period if on any Monthiversary the net surrender value (that is, the cash value, minus the surrender charge, and minus any outstanding loan amount) is not enough to pay the monthly deduction due.

                 A Policy lapse will have adverse tax consequences. See Federal
                 Income Tax Considerations p. 58 and Policy Lapse and
                 Reinstatement p. 57.

                 You may reinstate this Policy within five years after it has lapsed (and prior to the maturity date), if the insured meets the insurability requirements and you pay the amount we
                 require.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Tax Risks        We expect that the Policy will generally be deemed a life
(Income Tax      insurance contract under federal tax law, so that the death
and MEC)         benefit paid to the beneficiary will not be subject to federal income tax. However, due to lack of guidance, there is less certainty in this regard with respect to Policies issued on a substandard basis.

                 Depending on the total amount of premiums you pay, the Policy may be treated as a modified endowment contract ("MEC") under federal tax laws. If a Policy is treated as a MEC, partial withdrawals, surrenders and loans will be taxable as ordinary income to the extent there are earnings in the Policy. In
                 addition, a 10% penalty tax may be imposed on cash withdrawals, surrenders and loans taken before you reach age 59. If a Policy is not treated as a MEC, partial surrenders and withdrawals will not be subject to tax to the extent of your investment in the Policy. Amounts in excess of your investment in the Policy, while subject to tax as ordinary income, will not be subject to a 10% penalty tax. You should consult a qualified tax advisor for assistance in all tax matters involving your Policy.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Limits on Cash   The Policy permits you to take only one cash withdrawal per
Withdrawals      Policy year, after the first Policy year has been completed.
                 The amount you may withdraw is limited to 10% of the net
                 surrender value. We currently intend to limit the amount you can withdraw to 25% of the net surrender value after the tenth
                 Policy year.

               A cash withdrawal will reduce cash value, so it will increase the risk that the Policy will lapse. A cash withdrawal may also increase the risk that the no lapse period will not remain in effect.

               A cash withdrawal will reduce the death benefit. If you select death benefit Option A, a cash withdrawal will permanently reduce the specified amount of the Policy by the amount of the withdrawal. A cash withdrawal also reduces the death benefit under Options B and C because the cash value is reduced. In some circumstances, a cash withdrawal may reduce the death benefit by more than the dollar amount of the withdrawal.

               Federal income taxes and a penalty tax may apply to cash withdrawals and surrenders.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Loan Risks     A Policy loan, whether or not repaid, will affect cash value over time because we subtract the amount of the loan from the subaccounts and the fixed account and place that amount in the loan reserve as collateral. We then credit a fixed interest rate of 3.0% to the loan collateral. As a result, the loan collateral does not participate in the investment results of the subaccounts and may not continue to receive the current interest rates credited to the unloaned portion of the fixed account. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the subaccounts and the interest rates credited to the fixed account, the effect could be favorable or unfavorable.

               We also currently charge interest on Policy loans at a rate of 3.75%, payable in arrears. This charge will not exceed 4.0%. Interest is added to the amount of the loan to be repaid.

               A Policy loan affects the death benefit because a loan reduces the death benefit proceeds and net surrender value by the loan amount.

               A Policy loan could make it more likely that a Policy would lapse. A Policy loan will increase the risk that the no lapse period will not remain in effect. There is also a risk that if the loan, insurance charges and unfavorable investment experience reduce your net surrender value and the no lapse period is no longer in effect, then the Policy will lapse. Adverse tax consequences would result.

               If a loan from a Policy is outstanding when the Policy is canceled or lapses or becomes a MEC, then the amount of the outstanding indebtedness will be taxed as if it were a distribution from the Policy. Moreover, the tax treatment of loans with preferred rates is uncertain. See Federal Income Tax Considerations p. 58.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Effects of the      The surrender charges under this Policy are significant. It
Surrender           is likely you will receive no net surrender value if you
Charge              surrender your Policy in the first few Policy years. In
                    addition, the surrender charges that apply for 15 years
                    after any increase in specified amount will significantly
                    reduce your net surrender value. You should purchase this
                    Policy, and increase the specified amount,only if you have the financial ability to keep it in force for a substantial period of time. Even if you do not ask to surrender your
                    Policy, the surrender charge plays a role in determining
                    whether your Policy will lapse. Each month we will use the cash value (reduced by the surrender charge and reduced by any outstanding loan amount) to measure whether your Policy will remain in force or will enter a grace period.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Comparison          Like fixed benefit life insurance, the Policy offers a death
with Other          benefit and can provide a cash value, loan privileges and a
Insurance           value on surrender. However, the Policy differs from a fixed
Policies            benefit policy because it allows you to place your premiums in investment subaccounts. The amount and duration of life insurance protection and of the Policy's cash value will vary with the investment performance of the amounts you place in the subaccounts. In addition, the cash value and net surrender value will always vary with the investment results of your selected subaccounts.

                    As you consider purchasing this Policy, keep in mind that it may not be to your advantage to replace existing insurance with the Policy.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Illustrations       The illustrations in this prospectus are based on
                    hypothetical rates of return that are not guaranteed. They illustrate how the specified amount, Policy charges and
                    hypothetical rates of return affect death benefit levels,
                    cash value and net surrender value of the Policy. We may
                    also illustrate Policy values based on the adjusted
                    historical performance of the portfolios since the
                    portfolios' inception, reduced by Policy and subaccount
                    charges. The hypothetical and adjusted historic portfolio
                    rates illustrated should not be considered to represent
                    past or future performance. It is almost certain that actual rates of return may be higher or lower than those
                    illustrated, so that the values under your Policy will be
                    different from those in the illustrations.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Western Reserve and the Fixed Account
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Western Reserve

     Western Reserve Life Assurance Co. of Ohio is the insurance company issuing the Policy. Western Reserve was incorporated under Ohio law on October 1, 1957. We have established the separate account to support the investment options under this Policy and under other variable life insurance policies we issue. Our general account supports the fixed account under the Policy. Western Reserve intends to sell this Policy in the District of Columbia, and all states, except New York.

The Fixed Account

     The fixed account is part of Western Reserve's general account. We use general account assets to support our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, Western Reserve has sole discretion over the investment of the fixed account's assets. Western Reserve bears the full investment risk for all amounts contributed to the fixed account. Western Reserve guarantees that the amounts allocated to the fixed account will be credited interest daily at an annual net effective interest rate of at least 3.0%. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion.

     Money you place in the fixed account will earn interest compounded daily at a current interest rate in effect at the time of your allocation. Unless otherwise required by state law, we may restrict your allocations and transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000. We may declare current interest rates from time to time. We may declare more than one interest rate for different money based upon the date of allocation or transfer to the fixed account. When we declare a higher current interest rate on amounts allocated to the fixed account, we guarantee the higher rate on those amounts for at least one year (the "guarantee period") unless those amounts are transferred to the loan reserve. At the end of the guarantee period we may declare a new current interest rate on those amounts and any accrued interest thereon. We will guarantee this new current interest rate for another guarantee period. We credit interest greater than 3.0% during any guarantee period at our sole discretion. You bear the risk that interest we credit will not exceed 3.0%.

     We allocate amounts from the fixed account for cash withdrawals, transfers to the subaccounts, or monthly deduction charges on a last in, first out basis ("LIFO") for the purpose of crediting interest.

     The fixed account may not be available in all states. This means that residents of some states may not direct or transfer any premiums or cash value to the fixed account.

     The fixed account has not been registered with the Securities and Exchange Commission and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the fixed account.

The Separate Account and the Portfolios
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Separate Account

     The separate account is divided into subaccounts, each of which invests in shares of a specific portfolio of a fund. You may direct the money in your Policy to a total of 16 active subaccounts of the separate account at any one time. These subaccounts buy and sell portfolio shares at net asset value without any sales charge. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio.

     Income, gains, and losses credited to, or charged against, a subaccount of the separate account reflect the subaccount's own investment experience and not the investment experience of our other assets. The separate account's assets may not be used to pay any of our liabilities other than those arising from the Policies. If the separate account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

     The separate account may include other subaccounts that are not available under the Policies and are not discussed in this prospectus. We may substitute another subaccount, portfolio or insurance company separate account under the Policies if, in our judgment, investment in a subaccount or portfolio would no longer be possible or becomes inappropriate to the purposes of the Policies, or if investment in another subaccount or insurance company separate account is in the best interest of owners. No substitution shall take place without notice to owners and prior approval of the Securities and Exchange Commission ("SEC") and insurance company regulators, to the extent required by the Investment Company Act of 1940, as amended (the "1940 Act") and applicable law.

The Funds

     The separate account invests in shares of the portfolios. Each portfolio is an investment division of a fund, which is an open-end management investment company registered with the SEC. Such registration does not involve supervision of the management or investment practices or policies of the portfolios by the SEC.

     Each portfolio's assets are held separate from the assets of the other portfolios, and each portfolio has investment objectives and policies that are different from those of the other portfolios. Thus, each portfolio operates as a separate investment fund, and the income or losses of one portfolio has no effect on the investment performance of any other portfolio. Pending any prior approval by a state insurance regulatory authority, certain subaccounts and corresponding portfolios may not be available to residents of some states.

     Each portfolio's investment objective(s) and policies are summarized below. There is no assurance that any of the portfolios will achieve its stated objective(s). Certain portfolios may have investment objectives and policies similar to other portfolios that are managed by the same investment adviser or sub-adviser. The investment results of the portfolios, however, may be higher or lower than those of such other portfolios. We do not guarantee or make any representation that the investment results of the portfolios will be comparable to any other portfolio, even those with the same investment adviser or manager. You can find more detailed information about the portfolios, including a description of risks, in the fund prospectuses. You should read the fund prospectuses carefully.

Portfolio                        Sub-Adviser or Adviser        Investment Objective
---------                        ----------------------        --------------------
Munder Net50                    . Munder Capital               . Seeks long-term capital
                                  Management                     appreciation.

Van Kampen                      . Van Kampen                   . Seeks capital appreciation by
Emerging                          Asset Man-agement Inc          investing primarily in common
Growth                                                           stocks of small and medium-
                                                                 sized companies.

T. Rowe Price                   . T. Rowe Price                . Seeks long-term growth of
Small Cap                         Associates, Inc.               capital by investing primarily in
                                                                 common stocks of small growth
                                                                 companies.


Pilgrim Baxter                  . Pilgrim Baxter &             . Seeks capital appreciation.
Mid Cap Growth                    Associates, Ltd.


Alger Aggressive                . Fred Alger                   . Seeks long-term capital
Growth                            Management, Inc.               appreciation.

Third Avenue                    . EQSF Advisers, Inc.          . Seeks long-term capital
Value                                                            appreciation.

Value Line                      . Value Line, Inc.             . Seeks to realize capital growth.
Aggressive
Growth

GE International                . GE Asset Management          . Seeks long-term growth of
Equity                            Incorporated                   capital.


Gabelli Global                  . Gabelli Asset                . Seeks to provide investors with
Growth                            Management Company             appreciation of capital. Current
                                                                 income is a secondary objective.

Great Companies                 . Great Companies, L.L.C.      . Seeks long-term growth of
-- Global/2/                                                     capital in a manner consistent
                                                                 with preservation of capital.

Great Companies                 . Great Companies, L.L.C.      . Seeks long-term growth of
-- Technology/SM/                                                capital.

Janus Growth                    . Janus Capital                . Seeks growth of capital.
                                  Corporation





Portfolio              Sub-Adviser or Adviser     Investment Objective
---------              ----------------------     --------------------
LKCM Capital Growth    . Luther King Capital      . Seeks long-term growth of
                         Management Corporation     capital through a
                                                    disciplined investment
                                                    approach focusing on
                                                    companies with superior
                                                    growth prospects.

Goldman Sachs Growth   . Goldman Sachs Asset      . Seeks long-term growth of
                         Management                 capital.

GE U.S. Equity         . GE Asset Management      . Seeks long-term growth of
                         Incorporated               capital.

Great Companies --     . Great Companies, L.L.C.  . Seeks long-term growth of
America(SM)                                         capital.

Salomon All Cap        . Salomon Brothers Asset   . Seeks capital appreciation.
                         Management Inc

Fidelity VIP II        . Fidelity Management &    . Seeks long-term capital
Contrafund(R)            Research Company           appreciation by investing
Portfolio --                                        primarily in a broad
Service Class 2                                     variety of common stocks,
                                                    using both growth-oriented
                                                    and contrarian disciplines.

C.A.S.E. Growth        . C.A.S.E. Management,     . Seeks annual growth of
                         Inc.                       capital through investment
                                                    in companies whose
                                                    management, financial
                                                    resources and fundamentals
                                                    appear attractive on a scale
                                                    measured against each
                                                    company's present value.

Dreyfus Mid Cap        . The Dreyfus Corporation  . Seeks total investment
                                                    returns (including capital
                                                    appreciation and income),
                                                    which consistently
                                                    outperform the S&P 400 Mid
                                                    Cap Index.

NWQ Value Equity       . NWQ Investment           . Seeks to achieve maximum,
                         Management Company, Inc.   consistent total return with
                                                    minimum risk to principal.

Fidelity VIP           . Fidelity Management &    . Seeks reasonable income by
Equity-Income            Research Company           investing primarily in
Portfolio --                                        income-producing equity
Service Class 2                                     securities.

Fidelity VIP III       . Fidelity Management &    . Seeks capital growth by
Growth Opportunities     Research Company           investing in a wide range of
Portfolio --                                        common domestic and foreign
Service Class 2                                     stocks, and securities
                                                    convertible into common
                                                    stocks.

Portfolio                   Sub-Adviser or Adviser         Investment Objective
---------                   ----------------------         --------------------
T. Rowe Price           .   T. Rowe Price              .   Seeks to provide an increasing
Dividend Growth             Associates, Inc.               level of dividend income,
                                                           long-term capital appreciation
                                                           and reasonable current income
                                                           through investments primarily
                                                           in dividend paying stocks.

Dean Asset              .   Dean Investment            .   Seeks preservation of capital and
Allocation                  Associates                     competitive investment returns.

LKCM Strategic          .   Luther King Capital        .   Seeks to provide current income,
Total Return                Management                     long-term growth of income and
                            Corporation                    capital appreciation.


J.P. Morgan Real        .   J.P. Morgan Investment     .   Seeks long-term total return from
Estate Securities           Management Inc.                investments primarily in equity
                                                           securities of real estate
                                                           companies. Total return will
                                                           consist of realized and unrealized
                                                           capital gains and losses plus
                                                           income.

Federated Growth        .   Federated Investment       .   Seeks total return by investing in
& Income                    Counseling                     securities that have defensive
                                                           characteristics.

AEGON Balanced          .   AEGON USA                  .   Seeks preservation of capital,
                            Investment                     reduced volatility, and superior
                            Management, Inc.               long-term risk-adjusted returns.

AEGON Bond              .   AEGON USA                  .   Seeks the highest possible
                            Investment                     current income within the
                            Management, Inc.               confines of the primary goal of
                                                           insuring the protection of capital.

J.P. Morgan             .   J.P. Morgan Investment     .   Seeks to obtain maximum current
Money Market                Management, Inc.               confines of the primary goal of
                                                           income consistent with the
                                                           preservation of principal and
                                                           maintenance of liquidity.

     AEGON/Transamerica Advisers, located at 570 Carillon Parkway, St. Petersburg, Florida 33716, a wholly-owned subsidiary of Western Reserve, serves as investment adviser to the Series Fund and manages the Series Fund in accordance with policies and guidelines established by the Series Fund's Board of Directors. For certain portfolios, AEGON/Transamerica Advisers has engaged investment sub-advisers to provide portfolio management services. AEGON/Transamerica Advisers and each investment sub-adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended. See the Series Fund prospectus for more information regarding AEGON/Transamerica Advisers and the investment sub-advisers.

     FMR, located at 82 Devonshire Street, Boston, Massachusetts 02109, serves as investment adviser to the Fidelity VIP Funds and manages the Fidelity VIP Funds in accordance with policies and guidelines established by the Fidelity VIP Funds' Board of Trustees. For certain portfolios, FMR has engaged investment sub-advisers to provide portfolio management services with regard to foreign investments. FMR and each sub-adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended. See the Fidelity VIP Funds prospectuses for more information regarding FMR and the investment sub-advisers.

     In addition to the separate account, shares of the portfolios are also sold to other separate accounts that we (or our affiliates) establish to support variable annuity contracts and variable life insurance policies. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the portfolios simultaneously. Neither we nor the funds currently foresee any such disadvantages, either to variable life insurance policyowners or to variable annuity contract owners. However, each fund's Board of Directors/Trustees will monitor events in order to identify any material conflicts between the interests of such variable life insurance policyowners and variable annuity contract owners, and will determine what action, if any, it should take. Such action could include the sale of portfolio shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in federal income tax laws, or (3) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners.

     If a fund's Board of Directors/Trustees were to conclude that separate funds should be established for variable life insurance and variable annuity separate accounts, Western Reserve will bear the attendant expenses, but variable life insurance policyowners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.

Addition, Deletion, or Substitution of Investments

     We do not guarantee that each portfolio will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new portfolios, close existing portfolios, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will only add, delete or substitute shares of another portfolio of a fund (or of another open-end, registered investment company) if the shares of a portfolio are no longer available for investment, or if in our judgement further investment in any portfolio would become inappropriate in view of the purposes of the separate account. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase for the separate account securities from other portfolios. We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

     We also reserve the right to establish additional subaccounts of the separate account, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with specified investment objectives. We may establish new subaccounts when, in our sole discretion, marketing, tax or investment conditions warrant. We will make any new subaccounts available to existing owners on a basis we determine. We may also eliminate one or more subaccounts for the same reasons as stated above.

     In the event of any such substitution or change, we may make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If we deem it to be in the best interests of persons having voting rights under the Policies, and when permitted by law, the separate account may be (1) operated as a management company under the 1940 Act, (2) deregistered under the 1940 Act in the event such registration is no longer required, (3) managed under the direction of a committee, or (4) combined with one or more other separate accounts, or subaccounts.

Your Right to Vote Portfolio Shares

     Even though we are the legal owner of the portfolio shares held in the subaccounts, and have the right to vote on all matters submitted to shareholders of the portfolios, we will vote our shares only as policyowners instruct, so long as such action is required by law. See Tax Status of the Policy p. 59.

     Before a vote of a portfolio's shareholders occurs, you will receive voting materials from us. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of portfolio shares that corresponds to the amount of cash value you have in that portfolio (as of a date set by the portfolio).

     If we do not receive voting instructions on time from some policyowners, we will vote those shares in the same proportion as the timely voting instructions we receive. Should federal securities laws, regulations and interpretations change, we may elect to vote portfolio shares in our own right. If required by state insurance officials, or if permitted under federal regulation, we may disregard certain owner voting instructions. If we ever disregard voting instructions, we will send you a summary in the next annual report to policyowners advising you of the action and the reasons we took such action.

The Policy
--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

Purchasing a Policy

     To purchase a Policy, you must submit a completed application and an initial premium to us through any licensed life insurance agent who is also a registered representative of a broker-dealer having a selling agreement with AFSG Securities Corporation, the principal underwriter for the Policy.

     Our address for applications submitted by World Marketing Alliance distribution systems is:

                         Western Reserve
                         P.O. Box 9009
                         Clearwater, Florida 33758-9009

All other agents should submit applications to:

                         Western Reserve
                         P.O. Box 5068
                         Clearwater, Florida 33758-5068

     You select the specified amount of insurance coverage for your Policy within the following limits. Our current minimum specified amount for a Policy for issue ages 0-49 is generally $100,000. It declines to $50,000 for issue ages 50-85. We currently charge lower cost of insurance rates for Policies with specified amounts in higher bands of coverage. We offer the following specified amount bands of coverage:

     .   band 1: $100,000 - $249,999 ($50,000 - $249,999 for issue ages 50 and older)
     .   band 2: $250,000 - $499,999
     .   band 3: $500,000 - $999,999
     .   band 4: $1,000,000 and over

     We will generally only issue a Policy to you if you provide sufficient evidence that the insured meets our insurability standards. Your application is subject to our underwriting rules, and we may reject any application for any reason permitted by law. We will not issue a Policy to you if the insured is over age 85. The insured must be insurable and acceptable to us under our underwriting rules on the later of:

     .   the date of your application; or
     . the date the insured completes all of the medical tests and examinations that we require.

Tax-Free "Section 1035" Exchanges

     You can generally exchange one life insurance policy for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both life insurance policies carefully. Remember that if you exchange another life insurance policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy, there will be a new surrender charge period for this Policy, and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may also have to pay federal income tax on the exchange. You should not exchange another life insurance policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

Underwriting Standards

     This Policy uses mortality tables that distinguish between men and women. As a result, the Policy pays different benefits to men and women of the same age. Montana prohibits our use of actuarial tables that distinguish between males and females to determine premiums and policy benefits for policies issued on the lives of its residents. Therefore, we will base the premiums and benefits in Policies that we issue in Montana, to insure residents of that state, on actuarial tables that do not differentiate on the basis of gender.

     Your cost of insurance charge will vary by the insured's gender, issue age on the Policy date, issue age at the time of any increase in specified amount, rate band, length of time from the Policy date or from the date of any increase in specified amount, and rate class. We currently place insureds into the following rate classes:

     . ultimate select (preferred) non-tobacco use;
     . select (non-preferred) non-tobacco use;
     . ultimate standard (preferred) tobacco use;
     . standard (non-preferred) tobacco use; and . juvenile - under 18.

     We also place insureds in various sub-standard rate classes, which involve a higher mortality risk and higher charges. We generally charge higher rates for insureds who use tobacco. We charge lower cost of insurance rates for insureds who are in an "ultimate class." An ultimate class is only available if our underwriting guidelines require you to take a blood test because of the specified amount you have chosen.

When Insurance Coverage Takes Effect

     Insurance coverage under the Policy will take effect only if the insured(s) is alive and in the same condition of health as described in the application when the Policy is delivered to the owner, and if the initial premium required under the Policy as issued is paid.

     Conditional Insurance Coverage. If you pay the full initial premium listed in the conditional receipt attached to the application, and we deliver the conditional receipt to you, the insured will have conditional insurance coverage under the terms of the conditional receipt. Conditional insurance coverage is void if the check or draft you gave us to pay the initial premium is not honored when we first present it for payment.


The amount of                         . the specified amount applied for; or
conditional insurance                 . $300,000
coverage is the lesser of:            reduced by all amounts payable under all life insurance
                                      applications that the insured has pending with us.

Conditional life insurance            . the date of your application; or
coverage begins on the                . the date the insured completes all of later of the medical tests and
                                      . examinations that we require; or
                                      . the date of issue, if any, requested in the application.


Conditional life         . the date we determine the insured has satisfied our
insurance coverage         underwriting requirements and the insurance applied
terminates                 for takes effect (the Policy date); or
automatically on
the earliest of:         . 60 days from the date the application was completed;
                           or

                         . the date we determine that any person proposed for
                           insurance in the application is not insurable according to our rules, limits and standards for the plan, amount and rate class shown in the application;
                           or

                         . the date we modify the plan, amount, riders and/or
                           the premium rate class shown in the application, or any supplemental agreements; or

                         . the date we mail notice of the ending of coverage and
                           we refund the first premium to the applicant at the address shown on the application.

Special limitations      . the conditional receipt will be void:
of the conditional
receipt:                   . if not signed by an authorized agent of Western
                             Reserve; or

                           . in the event the application contains any fraud or
                             material misrepresentation; or

                           . if, on the date of the conditional receipt, the
                             proposed insured is under 15 days of age or over 85 years of age.

                         . the conditional receipt does not provide benefits
                           for disability and accidental death benefits.

                         . the conditional receipt does not provide benefits if
                           any proposed insured commits suicide. In this case, Western Reserve's liability will be limited to return of the first premium paid with the application.


     Full Insurance Coverage and Allocation of Initial Premium. Once we determine that the insured meets our underwriting requirements and you have paid the initial premium, full insurance coverage will begin and we will begin to take the monthly deductions from your net premium. This date is the Policy date. On the Policy date (or on the record date if your Policy is backdated), we will allocate your initial net premium, minus monthly deductions, to the fixed account and the subaccounts you selected on your application, provided you live in a state that does not require a refund of full premium during the free-look period. If your state requires us to return the full premium in the event you exercise your free-look right, we will place your net premium in the reallocation account until the reallocation date. While held in the reallocation account, premium(s) will be credited with interest at the current fixed account rate. See Reallocation Account p. 32.

     On any day we credit net premiums or transfer cash value to a subaccount, we will convert the dollar amount of the net premium (or transfer) into subaccount units at the unit value for that subaccount, determined at the end of the day on which we receive the premium or transaction request at our office. We will credit amounts to the subaccounts only on a valuation date, that is, on a date the New York Stock Exchange ("NYSE") is open for trading. See Policy Values p. 33.

Backdating a Policy

     If you request, we may backdate a Policy by assigning a Policy date earlier than the date the Policy is issued. However, in no event will we backdate a Policy earlier than the earliest date allowed by state law or by our underwriting rules. Your request must be in writing and, if we approve the request, will amend your application.

     Cost of insurance charges are based in part on the age of the insured on the Policy date or on the date of any increase in specified amount. Generally, cost of insurance charges are lower at a younger age. We will deduct the monthly deduction, including cost of insurance charges, for the period that the Policy is backdated. This means that while the monthly deduction may be lower than what would have been charged had we not backdated the Policy, you will be paying for insurance during a period when the Policy was not in force.

Ownership Rights

     The Policy belongs to the owner named in the application. The owner may exercise all of the rights and options described in the Policy. The owner is the insured unless the application specifies a different person as the insured. If the owner dies before the insured and no contingent owner is named, then ownership of the Policy will pass to the owner's estate. The owner may exercise certain rights described below.

Changing the            . Change the owner by providing written notice to us at our
Owner                     office at any time while the insured is alive and the Policy is in force.
                        . Change is effective as of the date that the written notice is accepted by us.
                        . Changing the owner does not automatically change the
                          beneficiary.
                        . Signature of owner's spouse is required if owner is a
                          resident of: Arizona, California, Idaho, Nevada, New
                          Mexico, Washington or Wisconsin.
                        . Changing the owner may have tax consequences. You
                          should consult a tax advisor before changing the owner.
                        . We are not liable for payments we made before we
                          received the written notice at our office.


Choosing the  . The owner designates the beneficiary (the person to receive the
Beneficiary     death benefit when the insured dies) in the application.
              . If the owner designates more than one beneficiary, then each beneficiary shares equally in any death benefit proceeds unless the beneficiary designation states otherwise.
              . If the beneficiary dies before the insured, then any contingent beneficiary becomes the beneficiary.
              . If both the beneficiary and contingent beneficiary die before the insured, then the death benefit will be paid to the owner or the owner's estate upon the insured's death.

Changing the  . The owner changes the beneficiary by providing written notice to
Beneficiary     us at our office.
              . Change is effective as of the date the owner signs the written notice.
              . Signature of owner's spouse is required if owner is a resident of: Arizona, California, Idaho, Nevada, New Mexico, Washington or Wisconsin.
              . We are not liable for any payments we made before we  received the written notice at our office.

Assigning     . The owner may assign Policy rights while the insured is
the Policy      alive.
              . Signature of owner's spouse is required if owner is a resident of: Arizona, California, Idaho, Nevada, New Mexico, Washington or Wisconsin.
              . The owner retains any ownership rights that are not  assigned.
              . Assignee may not change the owner or the beneficiary, and may not elect or change an optional method of payment.
                Any amount payable to the assignee will be paid in a lump sum.
              . Claims under any assignment are subject to proof of interest and the extent of the assignment.
              . We are not:
                  . bound by any assignment unless we receive a written notice of the assignment;
                  .  responsible for the validity of any assignment;
                  . liable for any payment we made before we received written notice of the assignment; or
                  . bound by any assignment which results in adverse tax consequences to the owner, insured(s) or beneficiary(ies).
              . Assigning the Policy may have tax consequences. You should consult a tax advisor before assigning the Policy.

Canceling a Policy

     You may cancel a Policy for a refund during the "free-look period" by returning it to our office, to one of our branch offices or to the agent who sold you the Policy. The free-look period expires 10 days after you receive the Policy. In some states you may have more than 10 days. If you decide to cancel the Policy during the free-look period, we will treat the Policy as if it had never been issued. We will pay the refund within seven days after we receive the returned Policy at our office. The amount of the refund will be:

     .  any charges and taxes we deduct from your premiums; plus
     . any monthly deductions or other charges we deducted from amounts you allocated to the subaccounts and the fixed account; plus
     . your cash value in the subaccounts and the fixed account on the date we (or our agent) receive the returned Policy at our office.

     Some states may require us to refund all of the premiums you paid for the Policy. See Reallocation Account p. 32.

Premiums
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Premium Flexibility

     You generally have flexibility to determine the frequency and the amount of the premiums you pay. Unlike conventional insurance policies, you do not have to pay your premiums according to a rigid and inflexible premium schedule. Before we issue the Policy to you, we may require you to pay a premium at least equal to a minimum monthly guarantee premium set forth in your Policy. Thereafter (subject to the limitations described below), you may make unscheduled premium payments at any time and in any amount over $50. Under some circumstances, you may be required to pay extra premiums to prevent a lapse. Your minimum monthly guarantee premium may change if you request a change in your Policy. If this happens, we will notify you of the new minimum monthly guarantee premium.

Planned Periodic Payments

     You will determine a planned periodic payment schedule which allows you to pay level premiums at fixed intervals over a specified period of time. You are not required to pay premiums according to this schedule. You may change the amount, frequency, and the time period over which you make your planned periodic payments. Please be sure to notify us or your agent/registered representative of any address changes so that we may be able to keep your current address on record.

     Even if you make your planned periodic payments on schedule, your Policy may still lapse. The duration of your Policy depends on the Policy's net surrender value. If the net surrender value is not high enough to pay the monthly deduction when due (and your no lapse period has expired) then your Policy will lapse (unless you make the payment we specify during the 61-day grace period). See Policy Lapse and Reinstatement p. 57.

Minimum Monthly Guarantee Premium

     The full initial premium is the only premium you are required to pay under the Policy. However, you greatly increase your risk of lapse if you do not regularly pay premiums at least as large as the current minimum monthly guarantee premium.

     Until the no lapse date shown on your Policy schedule page, we guarantee that your Policy will not lapse, so long as on any Monthiversary you have paid total premiums (minus any cash withdrawals, minus any outstanding loan amount, and minus any decrease charge) that equal or exceed the sum of the minimum monthly guarantee premiums in effect for each month from the Policy date up to and including the current month. If you take a cash withdrawal, a loan, or if you increase or decrease your specified amount, you may need to pay additional premiums in order to keep the no lapse guarantee in place.

     The initial minimum monthly guarantee premium is shown on your Policy's schedule page, and depends on a number of factors, including the age, gender, and rate class of the insured, and the specified amount requested. We will adjust the minimum monthly guarantee premium if you change death benefit options, increase or decrease the specified amount, or if any of the riders are added, increased or decreased. We will notify you of the new minimum monthly guarantee premium.

     After the no lapse period ends, paying the current minimum monthly guarantee premium each month will not necessarily keep your Policy in force. You may need to pay additional premiums to keep the Policy in force.

No Lapse Period

     Until the no lapse date shown on your Policy schedule page, your Policy will remain in force and no grace period will begin, even if your net surrender value is too low to pay the monthly deduction, so long as:

     . the total amount of the premiums you paid (minus any cash withdrawals, outstanding loan amount, and any decrease charge) is equal to or exceeds:
        . the sum of the minimum monthly guarantee premium in effect for each month from the Policy date up to and including the current month.

Premium Limitations

     Premium payments must be at least $50 if paid monthly and $600 if paid annually ($1,000 if by wire). We may return premiums less than $50. We will not allow you to make any premium payments that would cause the total amount of the premiums you pay to exceed the current maximum premium limitations which qualify the Policy as life insurance according to federal tax laws. This maximum is set forth in your Policy. If you make a payment that would cause your total premiums to be greater than the maximum premium limitations, we will return the excess portion of the premium payment. We will not permit you to make additional premium payments until they are allowed by the maximum premium limitations. In addition, we reserve the right to refund a premium if the premium would increase the death benefit by more than the amount of the premium.

Making Premium Payments

     We will consider any payments you make to be premium payments, unless you clearly mark them as loan repayments. We will deduct certain charges from your premium payments (see Premium Charges--Premium Expense Charge p. 41). We will accept premium payments by wire transfer.

     If you wish to make payments by wire transfer, you should instruct your bank to wire federal funds as follows:

                       All First Bank of Baltimore
                       ABA #052000113
                       For credit to: Western Reserve Life
                       Account #: 89539639
                       Policyowner's Name:
                       Policy Number:
                       Attention: General Accounting

     Tax-Free Exchanges ("1035 Exchanges") (see Tax-Free "Section 1035" Exchanges p. 24). We will accept part or all of your initial premium from one or more contracts insuring the same insured that qualify for tax-free exchanges under Section 1035 of the Internal Revenue Code. If you contemplate such an exchange, you should consult a competent tax advisor to learn the potential tax effects of such a transaction.

     Subject to our underwriting requirements, we will permit you to make one additional cash payment within three business days of our receipt of the proceeds from the 1035 Exchange before we finalize your Policy's specified amount.

Allocating Premiums

     You must instruct us on how to allocate your net premium among the subaccounts and the fixed account. You may allocate your premium to a total of 16 active subaccounts at any one time. The fixed account may not be available in all states to direct or transfer money into. You must follow these guidelines:

     .  allocation percentages must be in whole numbers;
     . if you select dollar cost averaging, you must have at least $5,000 in each subaccount from which we will make transfers and you must transfer at least a total of $100 monthly;
     . if you select asset rebalancing, the cash value of your Policy, if an existing Policy, or your minimum initial premium, if a new Policy, must be at least $5,000; and
     . unless otherwise required by state law, we may restrict your allocations to the fixed account if the fixed account value following the allocation would exceed $500,000.

     Currently, you may change the allocation instructions for additional premium payments without charge at any time by writing us or calling us at 1-800-851-9777, extension 6539 Monday - Friday 8:00 a.m. - 7:00 p.m. Eastern time. The change will be effective at the end of the valuation date on which we receive the change. Upon instructions from you, the registered representative/ agent of record for your Policy may also change your allocation instructions for you. The minimum amount you can allocate to a particular subaccount is 1.0% of a net premium payment. We reserve the right to limit the number of premium allocation changes or to charge $25 for each change in excess of one per Policy year quarter.

     Whenever you direct money into a subaccount, we will credit your Policy with the number of units for that subaccount that can be bought for the dollar payment. We price each subaccount unit using the unit value determined at the end of the day after the closing of the regular business session of the NYSE (usually at 4:00 p.m. Eastern time). We will credit amounts to the subaccounts only on a valuation date, that is, on a date the NYSE is open for trading. See Policy Values below. Your cash value will vary with the investment experience of the subaccounts in which you invest. You bear the investment risk for amounts you allocate to the subaccounts.

     You should periodically review how your cash value is allocated among the subaccounts and the fixed account because market conditions and your overall financial objectives may change.

     Reallocation Account. If your state requires us to return your initial premium in the event you exercise your free-look right, we will allocate the initial net premium on the record date to the reallocation account as shown on your Policy schedule page. While held in the reallocation account, net premium(s) will be credited with interest at the current fixed account rate and reduced by any monthly deductions due. The net premiums will remain in the reallocation account until the reallocation date. The reallocation date is the record date, plus the number of days in your state's free-look period, plus five days. Please contact your agent for details concerning the free-look period for your state.

     On the first valuation date on or after the reallocation date, we will reallocate all cash value from the reallocation account to the fixed account and the subaccounts you selected on the application. If you requested dollar cost averaging, on the reallocation date we will reallocate the cash value either to the fixed account, the WRL J.P. Morgan Money Market subaccount or the WRL AEGON Bond subaccount (depending on which account you selected on your application).

     For states which do not require a full refund of the initial premium, the reallocation date is the same as the record date. On the record date, we will allocate your initial net premium, minus monthly deductions, to the fixed account and the subaccounts in accordance with the instructions you gave us on your application.

Policy Values
--------------------------------------------------------------------------------
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Cash Value

     . varies from day to day, depending on the investment experience of the subaccounts you choose, the interest credited to the fixed account, the charges deducted and any other Policy transactions (such as additional premium payments, transfers, withdrawals and Policy loans).
     .  serves as the starting point for calculating values under a Policy.
     .  equals the sum of all values in each subaccount and the fixed account.
     .  is determined on the Policy date and on each valuation date.
     . has no guaranteed minimum amount and may be more or less than premiums paid.
     . includes any amounts held in the fixed account to secure any outstanding Policy loan.

Net Surrender Value

     The net surrender value is the amount we pay when you surrender your Policy. We determine the net surrender value at the end of the valuation period when we receive your written surrender request at our office.

Net surrender value       .  the cash value as of such date; minus
on any valuation          .  any surrender charge as of such date; minus
date equals:              .  any outstanding Policy loan amount.

Subaccount Value

     Each subaccount's value is the cash value in that subaccount. At the end of any valuation period, the subaccount's value is equal to the number of units that the Policy has in the subaccount, multiplied by the unit value of that subaccount.

The number of units       .  the initial units purchased at unit value on the
in any subaccount on         reallocation date; plus
any valuation date        .  units purchased with additional net premium(s);
equals:                      plus
                          .  units purchased via transfers from another
                             subaccount or the fixed account; minus
                          .  units redeemed to pay for monthly deductions; minus
                          .  units redeemed to pay for cash withdrawals; minus
                          .  units redeemed as part of a transfer to another
                             subaccount or the fixed account; minus
                          .  units redeemed to pay partial surrender charges,
                             decrease charges and transfer charges.

     Every time you allocate, transfer or withdraw money to or from a subaccount, we convert that dollar amount into units. We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount of the allocation, transfer or cash withdrawal by the unit value for that subaccount next determined at the end of the valuation period on which the premium, transfer request or cash withdrawal request is received at our office.

Subaccount Unit Value

     The value (or price) of each subaccount unit will reflect the investment performance of the portfolio in which the subaccount invests. Unit values will vary among subaccounts. The unit value of each subaccount was originally established at $10 per unit. The unit value may increase or decrease from one valuation period to the next.


The unit value of any     .  the total value of the portfolio shares held in the
subaccount at the end        subaccount, including the value of any dividends or
of a valuation period        capital gains distribution declared and reinvested
is calculated as:            by the portfolio during the valuation period. This
                             value is determined by multiplying the number of
                             portfolio shares owned by the subaccount by the
                             portfolio's net asset value per share determined at
                             the end of the valuation period; minus
                          .  a charge equal to the daily net assets of the
                             subaccount multiplied by the daily equivalent of
                             the daily charge; minus
                          .  the accrued amount of reserve for any taxes or
                             other economic burden resulting from applying tax
                             laws that we determine to be properly attributable
                             to the subaccount; and the result divided by
                          .  the number of outstanding units in the subaccount
                             before the purchase or redemption of any units on
                             that date.

     The portfolio in which any subaccount invests will determine its net asset value per share once daily, as of the close of the regular business session of the NYSE (usually 4:00 p.m. Eastern time), which coincides with the end of each valuation period.

Fixed Account Value

     On the reallocation date, the fixed account value is equal to the cash value allocated to the fixed account.

The fixed account         .  the sum of net premium(s) allocated to the fixed
value at the end of          account; plus
any valuation period      .  any amounts transferred from a subaccount to the
is equal to:                 fixed account; plus
                          .  total interest credited to the fixed account; minus
                          .  amounts charged to pay for monthly deductions;
                             minus
                          .  amounts withdrawn or surrendered from the fixed
                             account; minus
                          .  amounts transferred from the fixed account to a
                             subaccount.

     The fixed account may not be available to residents of all states.

Transfers
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

General

     You or your agent/registered representative of record may make transfers among a total of 16 active subaccounts or from the subaccounts to the fixed account. We determine the amount you have available for transfers at the end of the valuation period when we receive your transfer request at our office. We may modify or revoke the transfer privilege at any time. The following features apply to transfers under the Policy:

     . You may make an unlimited number of "non-substantive" transfers in a Policy year among the subaccounts, although we do limit "substantive" transfers, as discussed below.
     . You may make one transfer from the fixed account in a Policy year (unless you choose dollar cost averaging from the fixed account).
     . Unless otherwise required by state law, we may restrict transfers to the fixed account, if the fixed account value following the transfer would exceed $500,000.
     . You may request transfers in writing (in a form we accept), by fax or by telephone.
     .  There is no minimum amount that must be transferred.
     . There is no minimum amount that must remain in a subaccount after a transfer.
     . We deduct a $25 charge from the amount transferred for each transfer in excess of 12 transfers in a Policy year.
     .  We consider all transfers made in any one day to be a single transfer.

     . Transfers resulting from loans, conversion rights, reallocation of cash value immediately after the reallocation date, and transfers from the fixed account are not treated as transfers for the purpose of the transfer charge.
     . Transfers under dollar cost averaging and asset rebalancing are treated as transfers for purposes of the transfer charge.

     The Policy's transfer privilege is not intended to afford policyowners a way to speculate on short-term movements in the market. Excessive use of the transfer privilege can disrupt the management of the portfolios and increase transaction costs. Accordingly, we have established a policy of limiting excessive transfer activity. We will limit transfer activity to two substantive transfers (at least 30 days apart) from each portfolio, except from J.P. Morgan Money Market, during any 12-month period. We interpret "substantive" to mean either a dollar amount large enough to have a negative impact on a portfolio's operations or a series of movements between portfolios. We currently do not limit non-substantive transfers.

     The Policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying portfolio and increase transaction costs. We reserve the right to reject any premium payment or transfer request from any person if, in our judgment, the payment or transfer or series of transfers would have a negative impact on a portfolio's operations or if a portfolio would reject our purchase order. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege.

     Your Policy, as applied for and issued, will automatically receive telephone transfer privileges unless you provide other instructions. The telephone transfer privileges allow you to give authority to the registered representative or agent of record for your Policy to make telephone transfers and to change the allocation of future payments among the subaccounts and the fixed account on your behalf according to your instructions. To make a telephone transfer, you may call us at 1-800-851-9777, extension 6539 Monday - Friday 8:00 a.m. - 7:00 p.m. Eastern time, or fax your instructions to 727-299-1648.

     Please note the following regarding telephone or fax transfers:

     . We will employ reasonable procedures to confirm that telephone instructions are genuine.

     . If we follow these procedures, we are not liable for any loss, damage, cost or expense from complying with telephone instructions we reasonably believe to be authentic. You bear the risk of any such loss.

     . If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent instructions.

     . Such procedures may include requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of transactions to owners, and/or tape recording telephone instructions received from owners.

     .   We may also require written confirmation of your order.

     . If you do not want the ability to make telephone transfers, you should notify us in writing.
     . Telephone or fax orders must be received at our office before 4:00 p.m. Eastern time to assure same-day pricing of the transaction.
     . We will not be responsible for same-day processing of transfers if faxed to a number other than 727-299-1648.
     . We will not be responsible for any transmittal problems when you fax us your order unless you report it to us within five business days and send us proof of your fax transmittal.
     .  We may discontinue this option at any time.

     We cannot guarantee that telephone and faxed transactions will always be available. For example, our offices may be closed during severe weather emergencies or there may be interruptions in telephone or fax service beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.

     We will process any transfer order we receive at our office before the NYSE closes (usually 4:00 p.m Eastern time) using the subaccount unit value determined at the end of that session of the NYSE. If we receive the transfer order after the NYSE closes, we will process the order using the subaccount unit value determined at the close of the next regular business session of the NYSE.

Fixed Account Transfers

     You may make one transfer per Policy year from the fixed account unless you select dollar cost averaging from the fixed account. We reserve the right to require that you make the transfer request in writing. We must receive the transfer request no later than 30 days after a Policy anniversary. We will make the transfer at the end of the valuation date on which we receive the written request. The maximum amount you may transfer is limited to the greater of:

     . 25% of the amount in the fixed account, or . the amount you transferred from the fixed account in the immediately prior Policy year.

     The fixed account may not be available to residents of some states. This means that residents of some states may not direct or transfer any money to the fixed account.

Conversion Rights

     If, within 24 months of your Policy date, you transfer all of your subaccount values to the fixed account, then we will not charge you a transfer fee, even if applicable. You must make your request in writing.

Dollar Cost Averaging

     Dollar cost averaging is an investment strategy designed to reduce the average purchase price per unit. The strategy spreads the allocation of your premium into the subaccounts over a period of time. This potentially allows you to reduce the risk of investing most of your premium into the subaccounts at a time when prices are high. The success of this strategy is not assured and depends on market trends. You should consider carefully your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. We make no guarantee that dollar cost averaging will result in a profit or protect you against loss.

     Under dollar cost averaging, we automatically transfer a set dollar amount from the WRL J.P. Morgan Money Market subaccount, the WRL AEGON Bond subaccount or the fixed account to a subaccount that you choose. We will make the transfers monthly as of the end of the valuation date after the first Monthiversary after the reallocation date. We will make the first transfer in the month after we receive your request at our office, provided that we receive the form by the 25th day of the month.


To start dollar cost      .  you must submit a completed form to us at our
averaging:                   office requesting dollar cost averaging;
                          .  you must have at least $5,000 in each account from
                             which we will make transfers;
                          .  your total transfers each month under dollar cost
                             averaging must be at least $100; and
                          .  each month, you may not transfer more than
                             one-tenth of the amount that was in your fixed
                             account at the beginning of dollar cost averaging.

     You may request dollar cost averaging at any time. There is no charge for dollar cost averaging. However, each transfer under dollar cost averaging counts towards your 12 free transfers each year.

Dollar cost averaging     .  we receive your request to cancel your
will terminate if:           participation;
                          .  the value in the accounts from which we make the
                             transfers is depleted;
                          .  you elect to participate in the asset rebalancing
                             program; or
                          .  you elect to participate in any asset allocation
                             services provided by a third party.

     We may modify, suspend, or discontinue dollar cost averaging at any time.

Asset Rebalancing Program

     We also offer an asset rebalancing program under which you may transfer amounts periodically to maintain a particular percentage allocation among the subaccounts you have selected. You cannot have more than 16 active subaccounts at any one time. Cash value allocated to each subaccount will grow or decline in value at different rates. The asset rebalancing program automatically reallocates the cash value in the subaccounts at the end of each period to match your Policy's currently effective premium allocation schedule. Cash value in the fixed account and the dollar cost averaging program is not available for this program. This program does not guarantee gains. A subaccount may still have losses.

     You may elect asset rebalancing to occur on each quarterly, semi-annual or annual anniversary of the Policy date. Once we receive the asset rebalancing request form, we will effect the initial rebalancing of cash value on the next such anniversary, in accordance with the Policy's current premium allocation schedule. You may modify your allocations quarterly. We will credit the amounts transferred at the unit value next determined on the dates the transfers are made. If a day on which rebalancing would ordinarily occur falls on a day on which the NYSE is closed, rebalancing will occur on the next day the NYSE is open.


To start                     .  you must submit a completed asset rebalancing
asset rebalancing:              request form to us at our office before the
                                maturity date; and
                             .  you must have a minimum cash value of $5,000 or
                                make a $5,000 initial premium payment.

     There is no charge for the asset rebalancing program. However, each reallocation we make under the program counts towards your 12 free transfers each year.

Asset rebalancing            .  you elect to participate in the dollar cost
will cease if:                  averaging program;
                             .  we receive your request to discontinue
                                participation;
                             .  you make any transfer to or from any subaccount
                                other than under a scheduled rebalancing; or
                             .  you elect to participate in any asset
                                allocation services provided by a third party.

     You may start and stop participation in the asset rebalancing program at any time; but we restrict your right to re-enter the program to once each Policy year. If you wish to resume the asset rebalancing program, you must complete a new request form. We may modify, suspend, or discontinue the asset rebalancing program at any time.

Third Party Asset Allocation Services

     We may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ. These independent third parties may or may not be appointed Western Reserve agents for the sale of Policies. Western Reserve does not engage any third parties to offer investment allocation services of any type, so that persons or firms offering such services do so independent from any agency relationship they may have with Western Reserve for the sale of Policies. Western Reserve therefore takes no responsibility for the investment allocations and transfers transacted on your behalf by such third parties or any investment allocation recommendations made by such parties. Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

Charges and Deductions
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     This section describes the charges and deductions that we make under the Policy to compensate for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume.

Services and benefits we           . the death benefit, cash and loan benefits;
provide under the Policy:          . investment options, including premium
                                     allocations;
                                   . administration of elective options; and . the distribution of reports to owners.

Costs and expenses                 . costs associated with processing and
we incur:                            underwriting applications;
                                   . expenses of issuing and administering the
                                     Policy (including any Policy riders);
                                   . overhead and other expenses for providing
                                     services and benefits and sales and
                                     marketing expenses, including compensation paid in connection with the sale of the Policies; and
                                   . other costs of doing business, such as
                                     collecting premiums, maintaining records, processing claims, effecting transactions, and paying federal, state and local premium and other taxes and fees.

Risks we assume:                   . that the charges we may deduct may be
                                     insufficient to meet our actual claims
                                     because insureds die sooner than we
                                     estimate; and
                                   . that the costs of providing the services
                                     and benefits under the Policies may exceed the charges we are allowed to deduct.

Premium Charges

     Before we allocate the net premiums you make, we will deduct the following charges.


Premium expense charge            . This charge equals:
                                    . 6.0% of premiums during the first ten
                                      Policy years on Policies with a specified amount in force of less than $250,000 and 4.0% on Policies with a specified amount in force of $250,000 - $499,999; and
                                    . 2.5% of premiums thereafter on Policies
                                      with a specified amount less than
                                      $500,000.
                                  . There is no premium expense charge for
                                    Policies with a specified amount of
                                    $500,000 or higher.
                                  . Because certain events (such as increases or
                                    decreases in the specified amount, a change in death benefit option, or a cash withdrawal if you choose the Option A death benefit) may affect the specified amount in force, premium expense charges will be based on the specified amount in force for the Base Policy at the time we receive the premium.
                                  . This charge compensates us for distribution
                                    expenses and state premium taxes.

Premium collection charge         . For Policies on direct pay notice, this
                                    charge equals $3.00 per premium payment.
                                  . This charge compensates us for premium
                                    billing and collection costs.
                                  . We will not increase this charge.

Monthly Deduction

     We take a monthly deduction from the cash value on the Policy date and on each Monthiversary. We deduct this charge on a pro rata basis from all accounts (i.e., in the same proportion that the value in each subaccount and the fixed account bears to the total cash value on the Monthiversary). Because portions of the monthly deduction (such as cost of insurance) can vary monthly, the monthly deduction will also vary.

The monthly deduction is          . the monthly Policy charge; plus
equal to:                         . the monthly cost of insurance charge for the
                                    Policy; plus
                                  . the monthly charge for any benefits provided
                                    by riders attached to the Policy; plus
                                  . the decrease charge (if applicable) incurred
                                    as a result of a decrease in the specified amount.
                                  Monthly Policy Charge:
                                  . This charge currently equals $5.00 each
                                    Policy month.
                                  . We guarantee this charge will never be
                                    more than $7.50 per month.
                                  . We may waive this charge at issue on
                                    additional policies (not on the original
                                    Policy) purchased naming the same owner and insured.
                                  . This charge is used to cover aggregate
                                    Policy expenses.
                                  Cost of Insurance Charge:
                                  . We deduct this charge each month to
                                    compensate us for underwriting the death benefit. It varies each month and is determined as follows:
                                    1. divide the death benefit on the
                                       Monthiversary by 1.0024663 (this factor
                                       reduces the net amount at risk, for
                                       purposes of computing the cost of
                                       insurance, by taking into account assumed monthly earnings at an annual rate of 3.0%);
                                    2. subtract the cash value on the
                                       Monthiversary after it has been allocated among the segments of specified amount in force in the following order: first, initial specified amount, then, each increase in specified amount starting with the oldest increase, then the next oldest, successively, until all cash value has been allocated;
                                    3. multiply each segment provided under 2.
                                       by the appropriate monthly cost of
                                       insurance rate for that segment; and add the results together.
                                  . Your monthly cost of insurance rate
                                    depends, in part, on your specified amount band. The specified amount bands available are:
                                    . Band 1: $100,000 - $249,999 ($50,000 -
                                      $249,999 for issue ages 50 and older)
                                    . Band 2: $250,000 - $499,999
                                    . Band 3: $500,000 - $999,999
                                    . Band 4: $1,000,000 and over

                                  . Generally, the higher the specified amount
                                    band you choose, the lower the cost of
                                    insurance rates.
                                  . We determine your specified amount band by
                                    referring to the specified amount in force for the Base Policy (that is, the initial specified amount on the Policy date, plus any increases, and minus any decreases). Riders are not included in determining the Policy's specified amount band.
                                  Optional Insurance Riders:
                                  . The monthly deduction will include charges
                                    for any optional insurance benefits you add to your Policy by rider (see Supplemental Benefits (Riders) p. 66).

     The cost of insurance rates vary by the insured's issue age on the Policy date, issue age at the time of any increase in specified amount, specified amount band, gender, rate class, and the length of time from the Policy date or from the date of any increase in specified amount.

     If you increase the specified amount, different monthly cost of insurance rates may apply to that segment of specified amount, based on the insured's attained age and rate class at the time of the increase, gender, and the length of time since the increase. Increases in specified amount may move the Policy into a higher specified amount band.

     Decreases in specified amount may cause the Policy to drop into a lower band of specified amount and may result in an increase in cost of insurance rates and premium expense charge rates. Decreases in specified amount will be applied on a last-in, first-out basis to the specified amount in force, and will first reduce the specified amount provided by the most recent increase in specified amount in force, then reduce the next most recent increases, successively, and then reduce the initial specified amount.

     The actual monthly cost of insurance rates are primarily based on our expectations as to future mortality experience and expenses. The rates will never be greater than the guaranteed amount stated in your Policy. These guaranteed rates are based on the 1980 Commissioners Standard Ordinary (C.S.O.) Mortality Tables and the insured's attained age, gender, and rate class. For standard rate classes, these guaranteed rates will never be greater than the rates in the C.S.O. tables. We may also guarantee a rate for a specific period of time (e.g., one year). For a listing of rate classes, see Underwriting Standards p. 24.

     We may issue certain Policies on a simplified or expedited basis. The cost of insurance rates for Policies we issue on this basis will be no higher than the guaranteed rates for select, non-tobacco use or standard, tobacco use categories. However, these rates may be higher or lower than current rates charged under otherwise identical Policies that are using standard underwriting criteria.

Mortality and Expense Risk Charge

     We deduct a daily charge from your cash value in each subaccount to compensate us for certain mortality and expense risks we assume. This charge is equal to:

    . your Policy's cash value in each subaccount multiplied by . the daily pro rata portion of the annual mortality and expense risk charge rate of 0.90%.

     The annual rate is equal to 0.90% of the average daily net assets of each subaccount. We guarantee to reduce this charge to 0.60% after the first 15 Policy years. We intend to reduce this amount to 0.30% in the 16th Policy year, but we do not guarantee that we will do so, and we reserve the right to maintain this charge at the 0.60% level after the 15th Policy year.

     The mortality risk is that an insured will live for a shorter time than we project. The expense risk is that the expenses that we incur will exceed the administrative charge limits we set in the Policy.

Surrender Charge

     If you surrender your Policy completely during the first 15 years (or during the 15 year period following an increase in specified amount), we deduct a surrender charge from your cash value and pay the remaining cash value (less any outstanding loan amount) to you.

     The surrender charge is a charge for each $1,000 of specified amount of the initial specified amount of your Base Policy and of each increase in specified amount. The surrender charge that will apply on a full surrender of the Policy is the total of the surrender charge calculated for the initial specified amount and the surrender charges calculated for each increase in specified amount unless there has been a reduction in specified amount for which a decrease charge was applied.

     The initial specified amount has a 15 year surrender charge period starting on the Policy date and surrender charges that are based upon the insured's issue age, gender and rate class on the Policy date. Each increase in specified amount has its own 15 year surrender charge period and surrender charges that are based upon the insured's issue age, gender and rate class at the time of the increase.

     Decreases in specified amount will be applied to the specified amount in force on a last-in, first-out basis and will first reduce the surrender charge on the most recent increase in specified amount in force, then, if still applicable, reduce the surrender charge on the next most recent increases, successfully, and then reduce the surrender charge on the initial specified amount.

Example:

January 1, 2001                      Policy issued for $300,000
January 1, 2004                      Policy increased by $200,000
January 1, 2005                      Policy decreased by $100,000
If the surrender charge on January 1, 2005 (before the decrease) is:
Coverage Layer                       Surrender Charge
--------------                       ----------------
$300,000                             $4,656
$200,000                             $3,624

     The $200,000 layer is reduced to $100,000 on January 1, 2005 and a surrender charge of $1,812 is applied.

                              100 X $3,624 = $1,812
                              ---
                              200

     There is no surrender charge if you wait until the end of the 15th Policy anniversary to surrender your Policy and you have not increased your specified amount during the first 15 Policy years. The payment you receive is called the net surrender value. The formula we use reduces the surrender charge at older ages in compliance with state laws.

     The surrender charge may be significant. You should evaluate this charge carefully before you consider a surrender. Under some circumstances the level of surrender charges might result in no net surrender value available if you surrender your Policy in the early Policy years. This will depend on a number of factors, but is more likely if:

     . you pay premiums equal to or not much higher than the minimum monthly guarantee premium shown in your Policy; and/or
     .   investment performance is too low.

     In addition, surrender charges that apply for 15 years after any increase in specified amount will likely significantly reduce your net surrender value.


The surrender charge for       . the surrender charge per thousand (varies by
each segment of specified        issue age, gender and rate class on the Policy
amount is calculated as:         date or date of specified amount increase);
                                 multiplied by
                               . the surrender charge factor.

     The surrender charge per thousand is calculated separately for initial specified amount and for each increase in specified amount, using the rates found in Appendix C.

     The surrender charge factor is also calculated separately for the initial specified amount and for each increase in specified amount in force. The surrender charge factor varies by insured's issue age (on the Policy date or date of specified amount increase) and number of years since the Policy date or date of specified amount increase. For insureds issue ages 0-39, the surrender charge factor is equal to 1.00 during years 1-5. It decreases by 0.10 each year until the end of the 15th year when it is zero. If you are older than 39 on the Policy date or on the date of specified amount increase, the factor is less than 1.00 at the end of the first year and decreases to zero at the end of the 15th year. In no event are the surrender charge factors any greater than those shown on the table below. We always determine the surrender charge factor from the Policy date or date of specified amount increase to the surrender date, regardless of whether there were any prior lapses and reinstatements.

                            Surrender Charge Factors
                                Issue Ages 0 - 39


                       End of Year*                  Factor
                       ------------                  ------
                       At Issue....................   1.00
                       1-5.........................   1.00
                       6...........................    .90
                       7...........................    .80
                       8...........................    .70
                       9...........................    .60
                       10..........................    .50
                       11..........................    .40
                       12..........................    .30
                       13..........................    .20
                       14..........................    .10
                       15..........................      0
                       16+.........................      0

      * The factor on any date other than a Policy anniversary or anniversary of an increase in specified amount will be determined proportionately using the factor at the end of the year prior to surrender and the factor at the end of the year of surrender.

      . Surrender Charge Example: Assume a male tobacco user purchases the Policy at Issue Age 35 with a specified amount of $100,000. The Policy is surrendered in Policy year 5. The surrender charge per thousand is $16.48. This is multiplied by the surrender charge factor of 1.00

          The surrender charge =    the surrender charge per thousand ($16.48) X
                                    the number of thousands of initial specified
                                    amount (100) X the surrender charge factor
                                    (1.0)
                               =    $1,648.

     The surrender charge helps us recover distribution expenses that we incur in connection with the Policy, including agent sales commissions and printing and advertising costs.

Decrease Charge

     If you decrease the specified amount during the first 15 Policy years (or during the 15 year period following an increase in specified amount), we will deduct a decrease charge from your cash value. Decreases in specified amount will be applied on a last-in, first-out basis to the current specified amount in force. The decrease charge will first be calculated based on the current surrender charge applicable to the most recent increase in specified amount still in force. If the amount of the decrease in specified amount is greater than the most recent increase in specified amount, then the charge will also be calculated based on the surrender charges applicable to the next most recent increases, successively, and then will also be calculated based on any remaining surrender charge on the initial specified amount, up to the amount of the requested decrease.

The decrease charge is   .   the surrender charge as of the date of the decrease
equal to:                    applicable to that portion of the segment(s) of
                             the specified amount that is decreased. See
                             Surrender Charges.

     We will not deduct the decrease charge from the cash value when a specified amount decrease results from:

      .   a change in the death benefit option; or
      .   a cash withdrawal (when you select death benefit Option A).

     If a decrease charge is deducted because of a decrease in specified amount, any future decrease charges incurred during the surrender charge period will be based on the reduced specified amount.

     We will determine the decrease charge using the above formula, regardless of whether your Policy has lapsed and been reinstated, or you have previously decreased your specified amount. We will not allow a decrease in specified amount if the decrease charge will cause the Policy to go into a grace period. A decrease in specified amount will generally decrease the insurance protection of the Policy.

Transfer Charge

      .   We currently allow you to make 12 transfers each year free from charge.
      .   We charge $25 for each additional transfer.
      . For purposes of assessing the transfer charge, all transfers made in one day, regardless of the number of subaccounts affected by the transfer, is considered a single transfer.
      .   We deduct the transfer charge from the amount being transferred.
      . Transfers due to loans, exercise of conversion rights, or from the fixed account do not count as transfers for the purpose of assessing this charge.
      . Transfers under dollar cost averaging and asset rebalancing are transfers for purposes of this charge.
      .   We will not increase this charge.

Change in Net Premium Allocation Charge

     We currently do not charge you if you change your net premium allocation. However, in the future we may decide to charge you $25 if you make more than one change every three months in your allocation schedule. We will notify you if we decide to impose this charge.

Cash Withdrawal Charge

      . After the first Policy year, you may take one cash withdrawal per Policy year.

      . When you make a cash withdrawal, we charge a processing fee of $25 or 2% of the amount you withdraw, whichever is less.
      .   We deduct this amount from the withdrawal, and we pay you the balance.
      .   We will not increase this charge.

Taxes

     We currently do not make any deductions for taxes from the separate account. We may do so in the future if such taxes are imposed by federal or state agencies.

Portfolio Expenses

     The portfolios deduct management fees and expenses from the amounts you have invested in the portfolios. These fees and expenses reduce the value of your portfolio shares. Some portfolios also deduct 12b-1 fees from portfolio assets. These fees and expenses currently range from 0.44% to 1.20%. See the Portfolio Annual Expense Table on p. 9 in this prospectus, and the fund prospectuses.

     Our affiliate, AFSG, the principal underwriter for the Policies, will receive the 12b-1 fees deducted from portfolio assets for providing shareholder support services to the portfolios. We and our affiliates, including the principal underwriter for the Policies, may receive compensation from the investment advisers, administrators, and/or distributors (and an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Policy and may be significant. Some advisers, administrators, distributors or portfolios may pay us (and our affiliates) more than others.

Death Benefit
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Death Benefit Proceeds

     As long as the Policy is in force, we will pay the death benefit proceeds on an individual Policy once we receive satisfactory proof of the insured's death. We may require return of the Policy. We will pay the death benefit proceeds to the primary beneficiary(ies), if living, or to a contingent beneficiary. If each beneficiary dies before the insured and there is no contingent beneficiary, we will pay the death benefit proceeds to the owner or the owner's estate. We will pay the death benefit proceeds in a lump sum or under a payment option. See Payment Options p. 53.

Death benefit    . the death benefit (described below); minus
proceeds equal:  . any monthly deductions due during the grace period (if applicable); minus
                 . any outstanding loan amount; plus
                 . any additional insurance in force provided by rider.

     We may further adjust the amount of the death benefit proceeds if we contest the Policy or if you misstate the insured's age or gender. See Our Right to Contest the Policy p. 63; and Misstatement of Age or Gender p. 63.

Death Benefit

     The Policy provides a death benefit. The death benefit is determined at the end of the valuation period in which the insured dies. You must select one of the three death benefit options we offer in your application. No matter which death benefit option you choose, we guarantee that, so long as the Policy does not lapse, the death benefit will never be less than the specified amount on the date of the insured's death.

Death benefit    . the current specified amount; or
Option A equals  . a specified percentage called the "limitation percentage,"
the greater of:    multiplied by
                   . the cash value on the insured's date of death.

     Under Option A, your death benefit remains level unless the limitation percentage multiplied by the cash value is greater than the specified amount; then the death benefit will vary as the cash value varies.

     The limitation percentage is the minimum percentage of cash value we must pay as the death benefit under federal tax requirements. It is based on the attained age of the insured at the beginning of each Policy year. The following table indicates the limitation percentages for different ages:

     Attained Age                         Limitation Percentage

     40 and under                                  250%
       41 to 45             250% of cash value minus 7% for each age over age 40
       46 to 50             215% of cash value minus 6% for each age over age 45
       51 to 55             185% of cash value minus 7% for each age over age 50
       56 to 60             150% of cash value minus 4% for each age over age 55
       61 to 65             130% of cash value minus 2% for each age over age 60
       66 to 70             120% of cash value minus 1% for each age over age 65
       71 to 75             115% of cash value minus 2% for each age over age 70
       76 to 90                                    105%
       91 to 95             105% of cash value minus 1% for each age over age 90
     96 and older                                  100%

     If the federal tax code requires us to determine the death benefit by reference to these limitation percentages, the Policy is described as "in the corridor." An increase in the cash value will increase our risk, and we will increase the cost of insurance we deduct from the cash value.

     Option A Illustration. Assume that the insured's attained age is under 40, there have been no withdrawals or decreases in specified amount, and that there is no outstanding indebtedness. Under Option A, a Policy with a $100,000 specified amount will generally pay $100,000 in death benefits. However, because the death benefit must be equal to or be greater than 250% of cash value, any time the cash value of the Policy exceeds $40,000, the death benefit will exceed the $100,000 specified amount. Each additional dollar added to the cash value above $40,000 will increase the death benefit by $2.50.

     Similarly, so long as the cash value exceeds $40,000, each dollar taken out of the cash value will reduce the death benefit by $2.50. If at any time the cash value multiplied by the limitation percentage is less than the specified amount, the death benefit will equal the specified amount of the Policy reduced by the dollar value of any cash withdrawals.

Death benefit       .   the current specified amount; plus
Option B equals the     .   the cash value on the insured's date of death; or
greater of:         .   the limitation percentage, multiplied by
                        .   the cash value on the insured's date of death.

     Under Option B, the death benefit always varies as the cash value varies.

     Option B Illustration. Assume that the insured's attained age is under 40 and that there is no outstanding indebtedness. Under Option B, a Policy with a specified amount of $100,000 will generally pay a death benefit of $100,000 plus cash value. Thus, a Policy with a cash value of $10,000 will have a death benefit of $110,000 ($100,000 + $10,000). The death benefit, however, must be at least 250% of cash value. As a result, if the cash value of the Policy exceeds $66,667, the death benefit will be greater than the specified amount plus cash value. Each additional dollar of cash value above $66,667 will increase the death benefit by $2.50.

     Similarly, any time cash value exceeds $66,667, each dollar taken out of cash value will reduce the death benefit by $2.50. If at any time, cash value multiplied by the limitation percentage is less than the specified amount plus the cash value, then the death benefit will be the specified amount plus the cash value of the Policy.

Death benefit       .   death benefit Option A; or
Option C equals the .   the current specified amount, multiplied by
greater of:             .   an age-based "factor" equal to the lesser of:
                            .   1.0 or
                            .   0.04 times (95 minus insured's attained age at
                                death) (the "factor" will never be less than
                                zero); plus
                        .   the cash value on the insured's date of death.

     Under Option C, the death benefit varies with the cash value and the insured's attained age.

     Option C -- Three Illustrations.

     1. Assume that the insured is under age 40 and that there is no outstanding indebtedness. Under Option C, a Policy with a specified amount of $100,000 and with a cash value of $10,000 will have a death benefit of $110,000 ($100,000 X the minimum of (1.0 and (0.04 X (95 - 40))) + $10,000). Until the insured attains age 71, this benefit is the same as the Option B benefit.


     2. Assume that the insured is attained age 75 and that there is no outstanding indebtedness. Under Option C, a Policy with a specified amount of $100,000 and with a cash value of $22,000 will have a death benefit of $102,000 ($100,000 X the minimum of (1.0 and (0.04 X (95 - 75))) + $22,000).

     3. Assume that the insured is attained age 75 and that there is no outstanding indebtedness. Under Option C, a Policy with a specified amount of $100,000 and with a cash value of $9,000 will have a death benefit equal to the specified amount of $100,000, since the calculation of $100,000 times the minimum of (1.0 and (0.04 X (95 - 75))) plus $9,000 is less than the specified amount.

Effects of Cash Withdrawals on the Death Benefit

     If you choose Option A, a cash withdrawal will reduce the specified amount by an amount equal to the amount of the cash withdrawal. We will not impose a decrease charge when the specified amount is decreased as a result of taking a cash withdrawal. Regardless of the death benefit option you choose, a cash withdrawal will reduce the death benefit by at least the amount of the withdrawal.

Choosing Death Benefit Options

     You must choose one death benefit option on your application. This is an important decision. The death benefit option you choose will have an impact on the dollar value of the death benefit, on your cash value, and on the amount of cost of insurance charges you pay.

     If you do not select a death benefit option on your application, we will assume you selected death benefit Option A and will ask you to confirm the selection of Option A in writing or choose one of the other death benefit options.

     You may find Option A more suitable for you if your goal is to increase your cash value through positive investment experience. You may find Option B more suitable if your goal is to increase your total death benefit. You may find Option C more suitable if your goal is to increase your total death benefit before you reach attained age 70, and to increase your cash value through positive investment experience thereafter.

Changing the Death Benefit Option

     After the third Policy year, you may change your death benefit option once each Policy year if you have not increased or decreased the specified amount that year. We will notify you of the new specified amount.

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

     .   You must make your request in writing.

     . The effective date of the change will be the Monthiversary on or following the date when we receive your request for a change at our office.

     . You may not make a change that would decrease the specified amount below the minimum specified amount under band 1 shown on your Policy schedule page.

     . There may be adverse federal tax consequences. You should consult a tax advisor before changing your Policy's death benefit option.

Increasing/Decreasing the Specified Amount

     After the Policy has been in force for three years, you may increase or decrease the specified amount once each Policy year if you have not changed the death benefit option that year. An increase or decrease in the specified amount will affect your cost of insurance charge and your minimum monthly guarantee premium, and may have adverse federal tax consequences.

     In addition, an increase or decrease in specified amount may move the Policy into a different specified amount band, so that your overall cost of insurance rate and premium expense charge rate will change. An increase in specified amount will be treated as an additional layer of coverage with its own cost of insurance rates, surrender charges and surrender charge period. If you increase your specified amount, you will receive a new Policy schedule page showing your new minimum monthly guarantee premium and surrender charge schedule. You should consult a tax advisor before increasing or decreasing your Policy's specified amount.

Conditions for           .   you must make your request in writing;
decreasing the specified .   you may not change your death benefit option or
amount:                      increase your specified amount in the same Policy
                             year that you decrease your specified amount;
                         .   you may not decrease your specified amount lower
                             than the minimum specified amount under band 1
                             shown on your Policy schedule page;
                         .   you may not decrease your specified amount if it
                             would disqualify your Policy as life insurance under the Internal Revenue Code;
                         .   we may limit the amount of the decrease to no more
                             than 20% of the specified amount;
                         .   a decrease in specified amount will take effect on
                             the Monthiversary on or after we receive your written request; and
                         .   we will assess a decrease charge against the cash
                             value if you request a decrease in your specified amount within the first 15 Policy years (or during the 15 year period subsequent to an increase in specified amount).

Conditions for           .   your request must be applied for on a supplemental
increasing the specified     application and must include evidence of
amount:                      insurability satisfactory to us;
                         .   an increase in specified amount requires our
                             approval and will take effect on the
                             Monthiversary on or after we approve your request;
                         .   we may require your increase in specified amount to
                             be at least $50,000; and
                         .   you may not change your death benefit option or
                             decrease your specified amount in the same Policy year that you increase your specified amount.

     If an increase or decrease to your Policy's specified amount causes your specified amount band to change, then we will apply the new premium expense charge and cost of insurance rates to the amounts in the new band as of the effective date of the increase or decrease in specified amount. The new minimum monthly guarantee premium is effective on the date of increase or decrease. In addition, each increase in specified amount will have its own surrender charges that apply for 15 years after any increase. This charge may significantly reduce your net surrender value.

Payment Options

     There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy, other than in a lump sum. See Settlement Options p. 64 for information concerning these settlement options.

Surrenders and Cash Withdrawals
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Surrenders

     You must make a written request containing an original signature to surrender your Policy for its net surrender value as calculated at the end of the valuation date on which we receive your request at our office. The insured must be alive, the Policy must be in force, and it must be before the maturity date when you make your written request. A surrender is effective as of the date when we receive your written request. The signature of the owner's spouse is required if the owner is a resident of: Arizona, California, Idaho, Nevada, New Mexico, Washington or Wisconsin. You will incur a surrender charge if you surrender the Policy during the first 15 Policy years (or during the 15 year period subsequent to an increase in specified amount) (see Charges and Deductions -- Surrender Charge p. 44). Once you surrender your Policy, all coverage and other benefits under it cease and cannot be reinstated. We will normally pay you the net surrender value in a lump sum within seven days or under a settlement option. A surrender may have tax consequences. See Federal Income Tax Considerations p. 58.

Cash Withdrawals

     After the first Policy year, you may request a cash withdrawal of a portion of your cash value subject to certain conditions.

Cash                   . You must make your cash  withdrawal request to us in
withdrawal               writing and must contain an original signature.
conditions:            . Signature of owner's spouse is required if owner is a
                         resident of: Arizona, California, Idaho, Nevada,
                         New Mexico, Washington or Wisconsin.
                       . We only allow one cash withdrawal per Policy year.
                       . We may limit the amount you can withdraw to at least
                         $500, and to no more than 10% of the net surrender value. We currently intend to limit the amount you can withdraw to 25% of the net surrender value after the 10th Policy year.
                       . The remaining net surrender value after the cash
                         withdrawal must be at least $500.
                       . You may not take a cash withdrawal if it will reduce
                         the specified amount below the minimum specified amount set forth in the Policy.
                       . You may specify the subaccount(s) and the fixed
                         account from which to make the withdrawal. If you do not specify an account, we will take the withdrawal from each account in accordance with your current premium allocation instructions.
                       . We generally will pay a cash withdrawal request within
                         seven days following the valuation date we receive the request.
                       . We will deduct a processing fee equal to $25 or 2% of
                         the amount you withdraw, whichever is less. We deduct this amount from the withdrawal, and we pay you the balance.
                       . You may not take a cash withdrawal that would
                         disqualify your Policy as life insurance under the Internal Revenue Code.
                       . A cash withdrawal may have tax consequences (see
                         Federal Income Tax Considerations p. 58).

     A cash withdrawal will reduce the cash value by the amount of the cash withdrawal, and will reduce the death benefit by at least the amount of the cash withdrawal. When death benefit Option A is in effect, a cash withdrawal will reduce the specified amount by an amount equal to the amount of the cash withdrawal. This decrease in specified amount may cause your Policy to be in a lower specified amount band, so that your cost of insurance rates would be higher. (See Monthly Deduction p. 41.) You also may have to pay higher minimum monthly guarantee premiums and premium expense charges. We will not impose a decrease charge when the specified amount is decreased as a result of taking a cash withdrawal.

     When we incur extraordinary expenses, such as overnight mail expenses or wire service fees, for expediting delivery of your partial withdrawal or complete surrender payment, we will deduct that charge from the payment. We charge $20 for an overnight delivery ($30 for Saturday delivery) and $25 for wire service.

Loans
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General

     After the first Policy year (as long as the Policy is in force) you may borrow money from us using the Policy as the only security for the loan. We may permit a loan prior to the first anniversary for Policies issued pursuant to 1035 Exchanges. A loan that is taken from, or secured by, a Policy may have tax consequences. See Federal Income Tax Considerations p. 58.

Policy loans are              . we may require you to borrow at least $500;
subject to certain            . the maximum amount you may borrow is 90% of the
conditions:                     cash value, minus any surrender charge and minus
                                any outstanding loan amount; and
                              . signature of owner's spouse is required if
                                owner is a resident of: Arizona, California, Idaho, Nevada, New Mexico, Washington or
                                Wisconsin.

     When you take a loan, we will withdraw an amount equal to the requested loan from each of the subaccounts and the fixed account based on your current premium allocation instructions (unless you specify otherwise). We will transfer that amount to the loan reserve. The loan reserve is the portion of the fixed account used as collateral for a Policy loan.

     We normally pay the amount of the loan within seven days after we receive a proper loan request. We may postpone payment of loans under certain conditions. See Payments We Make p. 64.

     You may request a loan by telephone by calling us at 1-800-851-9777, extension 6539 Monday - Friday 8:00 a.m. - 7:00 p.m. Eastern time. If the loan amount you request exceeds $50,000 or if the address of record has been changed within the past 10 days, we may reject your request. If you do not want the ability to request a loan by telephone, you should notify us in writing. You will be required to provide certain information for identification purposes when you request a loan by telephone. We may ask you to provide us with written confirmation of your request. We will not be liable for processing a loan request if we believe the request is genuine.

     You may also fax your loan request to us at 727-299-1667. We will not be responsible for any transmittal problems when you fax your request unless you report it to us within five business days and send us proof of your fax transmittal.

     You can repay a loan at any time while the Policy is in force. Loan repayments must be sent to our office and will be credited as of the date received. We will consider any payments you make on the Policy to be premium payments unless the payments are clearly specified as loan repayments.

     At each Policy anniversary, we will compare the outstanding loan amount to the amount in the loan reserve. We will also make this comparison any time you repay all or part of the loan, or make a request to borrow an additional amount. At each such time, if the outstanding loan amount exceeds the amount in the loan reserve, we will withdraw the difference from the subaccounts and the fixed account and transfer it to the loan reserve, in the same manner as when a loan is made. If the amount in the loan reserve exceeds the amount of the outstanding loan, we will withdraw the difference from the loan reserve and transfer it to the subaccounts and the fixed account in the same manner as current premiums are allocated. No charge will be imposed for these transfers, and these transfers are not treated as transfers in calculating the transfer charge. We reserve the right to require a transfer to the fixed account if the loans were originally transferred from the fixed account.

Interest Rate Charged

     We currently charge you an annual interest rate on a Policy loan that is equal to 3.75% (4.0% maximum guaranteed) and is payable in arrears on each Policy anniversary. We may declare various lower Policy loan interest rates. We also may apply different loan interest rates to different parts of the loan. Loan interest that is unpaid when due will be added to the amount of the loan on each Policy anniversary and will bear interest at the same rate. After the 10th Policy year, you may borrow at preferred loan rates an amount equal to the cash value minus total premiums paid (reduced by any cash withdrawals) and minus any outstanding loan amount. This preferred loan rate is currently 3.0% and is not guaranteed. The tax consequences of preferred loans are uncertain. See Federal Income Tax Considerations p. 58.

Loan Reserve Interest Rate Credited

     We will credit the amount in the loan reserve with interest at an effective annual rate of 3.0%.

Effect of Policy Loans

     A Policy loan reduces the death benefit proceeds and net surrender value by the amount of any outstanding loan amount. Repaying the loan causes the death benefit proceeds and net surrender value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan as of the last Policy anniversary plus any accrued interest net of any loan payments. This amount is not affected by the separate account's investment performance and may not be credited with the interest rates accruing on the unloaned portion of the fixed account. Amounts transferred from the separate account to the loan reserve will affect the value in the separate account because we credit such amounts with an interest rate declared by us rather than a rate of return reflecting the investment results of the separate account.

     There are risks involved in taking a Policy loan, a few of which include the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. A Policy loan may also have possible adverse tax consequences (see Federal Income Tax Considerations p. 58). You should consult a tax advisor before taking out a Policy loan.

     We will notify you (and any assignee of record) if the sum of your loan amount is more than the net surrender value. If you do not submit a sufficient payment within 61 days from the date of the notice, your Policy may lapse.

Policy Lapse and Reinstatement
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Lapse

     Your Policy may not necessarily lapse (terminate without value) if you fail to make a planned periodic payment. However, even if you make all your planned periodic payments, there is no guarantee that your Policy will not lapse. This Policy provides a no lapse period. See below. Once your no lapse period ends, your Policy may lapse (terminate without value) if the net surrender value on any Monthiversary is less than the monthly deductions due on that day. Such lapse might occur if unfavorable investment experience, loans and cash withdrawals cause a decrease in the net surrender value, or you have not paid sufficient premiums as discussed below to offset the monthly deductions.

     If the net surrender value is not enough to pay the monthly deductions, we will mail a notice to your last known address and any assignee of record. The notice will specify the minimum payment you must pay and the final date by which we must receive the payment to prevent a lapse. We generally require that you make the payment within 61 days after the date of the notice. This 61-day period is called the grace period. If we do not receive the specified minimum payment by the end of the grace period, all coverage under the Policy will terminate without value.

No Lapse Period

     This Policy provides a no lapse period. As long as you keep the no lapse period in effect, your Policy will not lapse and no grace period will begin. Even if your net surrender value is not enough to pay your monthly deduction, the Policy will not lapse so long as the no lapse period is in effect. The no lapse period will not extend beyond the no lapse date stated in your Policy. Each month we determine whether the no lapse period is still in effect.

No lapse date          . For a Policy issued to any insured ages 0-60, the no
                         lapse date is either the number of years to attained age 65 or the twentieth Policy anniversary, whichever is less.
                       . For a Policy issued to an insured ages 61-85, the no
                         lapse date is the fifth Policy anniversary.
                       . The no lapse date is specified in your Policy.

Early termination of the              . The no lapse period coverage will end
no lapse period                         immediately if you do not pay sufficient
                                        minimum monthly guarantee premiums.
                                      . You must pay total premiums (minus
                                        withdrawals, outstanding loan amounts,
                                        and any decrease charge) that equal at
                                        least:
                                        . the sum of the minimum monthly
                                          guarantee premiums in effect for
                                          each month from the Policy date up to
                                          and including the current month.

     You will lessen the risk of Policy lapse if you keep the no lapse period in effect. Before you take a cash withdrawal or a loan or decrease the specified amount you should consider carefully the effect it will have on the no lapse period guarantee. See Minimum Monthly Guarantee Premium p. 30.

     In addition, if you change death benefit options, increase or decrease the specified amount, or add, increase or decrease a rider, we will adjust the minimum monthly guarantee premium. See Minimum Monthly Guarantee Premium p. 30 for a discussion of how the minimum monthly guarantee premium is calculated and can change.

Reinstatement

     We will reinstate a lapsed Policy within five years after the lapse (and prior to the maturity date). To reinstate the Policy you must:

     .    submit a written application for reinstatement;
     .    provide evidence of insurability satisfactory to us;
     . make a minimum premium payment sufficient to provide a net premium that is large enough to cover:
          .   three monthly deductions; and
          .   any surrender charge calculated from the Policy date to the date of reinstatement.

We will not reinstate any indebtedness. The cash value of the loan reserve on the reinstatement date will be zero. Your net surrender value on the reinstatement date will equal the cash value at the time your Policy lapsed, plus any net premiums you pay at reinstatement, minus one monthly deduction and any surrender charge. The reinstatement date for your Policy will be the Monthiversary on or following the day we approve your application for reinstatement. We may decline a request for reinstatement.

Federal Income Tax Considerations
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     The following summarizes some of the basic federal income tax considerations associated with a Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Please consult counsel or other qualified tax advisors for more complete information. We base this discussion on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). Federal income tax laws and the current interpretations by the IRS may change.

Tax Status of the Policy

     A Policy must satisfy certain requirements set forth in the Internal Revenue Code (the "Code") in order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a Policy issued on the basis of a standard rate class should generally satisfy the applicable Code requirements. Because of the absence of pertinent interpretations of the Code requirements, there is, however, less certainty about the application of such requirements to a Policy issued on a substandard basis. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so.

     In certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their policies due to their ability to exercise investment control over those assets. Where this is the case, the policyowners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as your flexibility to allocate premiums and cash values, have not been explicitly addressed in published rulings. While we believe that the Policy does not give you investment control over separate account assets, we reserve the right to modify the Policy as necessary to prevent you from being treated as the owner of the separate account assets supporting the Policy.

     In addition, the Code requires that the investments of the separate account be "adequately diversified" in order to treat the Policy as a life insurance policy for federal income tax purposes. We intend that the separate account, through the portfolios, will satisfy these diversification requirements.

     The following discussion assumes that the Policy will qualify as a life insurance policy for federal income tax purposes.

Tax Treatment of Policy Benefits

     In General. We believe that the death benefit under a Policy should be excludible from the beneficiary's gross income. Federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the beneficiary's circumstances. A tax advisor should be consulted on these consequences.

     Generally, you will not be deemed to be in constructive receipt of the cash value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract" ("MEC").

     Modified Endowment Contracts. Under the Code, certain life insurance policies are classified as MECs and receive less favorable tax treatment than other life insurance policies. The rules are too complex to summarize here, but generally depend on the amount of premiums paid during the first seven Policy years. Certain changes in the Policy after it is issued could also cause the Policy to be classified as a MEC. Due to the Policy's flexibility, each Policy's circumstances will determine whether the Policy is classified as a MEC. Among other things, a reduction in benefits could in certain circumstances cause a Policy to become a MEC. If you do not want your Policy to be classified as a MEC, you should consult a tax advisor to determine the circumstances, if any, under which your Policy would or would not be classified as a MEC.

     Upon issue of your Policy, we will notify you as to whether or not your Policy is classified as a MEC based on the initial premium we receive. If your Policy is not a MEC at issue, then you will also be notified of the maximum amount of additional premiums you can pay without causing your Policy to be classified as a MEC. If a payment would cause your Policy to become a MEC, you and your agent will be notified immediately. At that time, you will need to notify us if you want to continue your Policy as a MEC. Unless you notify us that you do want to continue your Policy as a MEC, we will refund the dollar amount of the excess premium that caused the Policy to become a MEC.

     Distributions (other than Death Benefits) from Modified Endowment Contracts. Policies classified as MECs are subject to the following tax rules:

     . All distributions other than death benefits from a MEC, including distributions upon surrender and cash withdrawals, will be treated first as distributions of gain taxable as ordinary income. They will be treated as tax-free recovery of the owner's investment in the Policy only after all gain has been distributed. Your investment in the Policy is generally your total premium payments. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

     . Loans taken from or secured by (e.g., by assignment) such a Policy are treated as distributions and taxed accordingly.

     . A 10% additional federal income tax is imposed on the amount included in income except where the distribution or loan is made when you have attained age 59 or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the beneficiary.

     . If a Policy becomes a MEC, distributions that occur during the Policy year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution from a Policy that is not a MEC at the time when the distribution is made could later become taxable as a distribution from a MEC.

     Distributions (other than Death Benefits) from Policies that are not Modified Endowment Contracts. Distributions from a Policy that is not a MEC are generally treated first as a recovery of your investment in the Policy, and as taxable income after the recovery of all investment in the Policy. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance policy for federal income tax purposes if Policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.

     Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. Instead, such loans are treated as indebtedness. However, the tax consequences associated with Policy loans outstanding after the first 10 Policy years are less clear and a tax advisor should be consulted about such loans.

     Finally, neither distributions from nor loans from or secured by a Policy that is not a MEC are subject to the 10% additional tax.

     Multiple Policies. All MECs that we issue (or that our affiliates issue) to the same owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the owner's income when a taxable distribution occurs.

     Investment in the Policy. Your investment in the Policy is generally the sum of the premium payments you made. When a distribution from the Policy occurs, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

     Policy Loans. If a loan from a Policy is outstanding when the Policy is canceled or lapses, then the amount of the outstanding indebtedness will be taxed as if it were a distribution.

     Deductibility of Policy Loan Interest. In general, interest you pay on a loan from a Policy will not be deductible. Before taking out a Policy loan, you should consult a tax advisor as to the tax consequences.

     Business Uses of the Policy. The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans and business uses of the Policy may vary depending on the particular facts and circumstances of each individual arrangement and business uses of the Policy. Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax advisor as to tax attributes of the arrangement. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has recently issued new guidelines on split-dollar arrangements. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax advisor.

     Alternative Minimum Tax. There also may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policyowner is subject to that tax.

     Living Benefit Rider (an Accelerated Death Benefit). We believe that the single-sum payment we make under this rider should be fully excludible from the gross income of the beneficiary, as long as the beneficiary is an insured under the Policy. You should consult a tax advisor about the consequences of adding this rider to your Policy, or requesting a single-sum payment.

     Other Tax Considerations. The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

     Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always a possibility that the tax treatment of the Policies could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the Policy.

Special Rules for 403(b) Arrangements

     If this Policy is purchased by public school systems and certain tax-exempt organizations for their employees, then the federal, state and estate tax consequences could differ from those stated in the prospectus. A competent tax advisor should be consulted in connection with such purchase.

     Certain restrictions apply. The Policy must be purchased in connection with a tax-sheltered annuity described in section 403(b) of the Code. Premiums, distributions, and other transactions in connection with the Policy must be administered in coordination with the section 403(b) annuity.

     The amount of life insurance that may be purchased on behalf of a participant in a 403(b) plan is limited. The current cost of insurance for the net amount at risk is treated under the Code as a "current fringe benefit" and must be included annually in the plan participant's gross income. This cost (generally referred to as the "P.S. 58" cost) is reported to the participant annually.

     If the plan participant dies while covered by the 403(b) plan and the Policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the cash value will generally not be taxable. However, the cash value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy.

     Policies owned under these types of plans may be subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), which may impose additional requirements of Policy loans and other Policy provisions. Plan loans must also satisfy tax requirements in order to be treated as non-taxable. Plan loan requirements and provisions may differ from the Policy loan provisions stated in the prospectus. You should consult a qualified advisor regarding ERISA.

Other Policy Information
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Our Right to Contest the Policy

     In issuing this Policy, we rely on all statements made by or for the insured in the application or in a supplemental application. Therefore, if you make any material misrepresentation of a fact in the application (or any supplemental application), then we may contest the Policy's validity or may resist a claim under the Policy.

     A new two year contestability period shall apply to each increase in specified amount beginning on the effective date of each increase and will apply only to statements made in the application for the increase.

     In the absence of fraud, we cannot bring any legal action to contest the validity of the Policy after the Policy has been in force during the insured's lifetime for two years from the Policy date, or if reinstated, for two years from the date of reinstatement.

Suicide Exclusion

     If the insured commits suicide, while sane or insane, within two years of the Policy date (or two years from the reinstatement date; if the Policy lapses and is reinstated), the Policy will terminate and our liability is limited to an amount equal to the premiums paid, less any outstanding loan amount, and less any cash withdrawals. We will pay this amount to the beneficiary in one sum.

     If the insured commits suicide, while sane or insane, within two years from the effective date of any increase in specified amount, our liability with respect to such increase will be its cost of insurance.

Misstatement of Age or Gender

     If the age or gender of the insured was stated incorrectly in the application or any supplemental application, then the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the insured's correct age and gender.

Modifying the Policy

     Only our President or Secretary may modify this Policy or waive any of our rights or requirements under this Policy. Any modification or waiver must be in writing. No agent may bind us by making any promise not contained in this Policy.

     If we modify the Policy, we will provide you notice and we will make appropriate endorsements to the Policy.

Benefits at Maturity

     If the insured is living and the Policy is in force, the Policy will mature on the Policy anniversary nearest the insured's 100th birthday. This is the maturity date. On the maturity date we will pay you the net surrender value of your Policy.

     If requested in writing, we will extend the maturity date if your Policy is still in force on the maturity date. Any riders in force on the scheduled maturity date will terminate on that date and will not be extended. Policy loans, partial withdrawals, and subaccount transfers may continue during the extension. Interest on any outstanding Policy loans will continue to accrue during the period for which the maturity date is extended. You must submit a written request for the extension between 90 and 180 days prior to the maturity date and elect one of the following:

     1. If you had previously selected death benefit Option B or C, we will change the death benefit to Option A. On each valuation date, we will adjust the specified amount to equal the cash value, and the limitation percentage will be 100%. We will not permit you to make additional premium payments unless it is required to prevent the Policy from lapsing. We will waive all future monthly deductions; or

     2. We will automatically extend the maturity date until the next Policy anniversary. You must submit a written request, between 90 and 180 days before each subsequent Policy anniversary, stating that you wish to extend the maturity date for another Policy year. All benefits and charges will continue as set forth in your Policy. We will charge the then current cost of insurance rates.

     If you choose 2 above, you may change your election to 1 above at any time. However, if you choose 1 above, then you may not change your election to 2 above.

     The tax consequences of extending the maturity date beyond the 100th birthday of the insured are uncertain. You should consult a tax advisor as to those consequences.

Payments We Make

     We usually pay the amounts of any surrender, cash withdrawal, death benefit proceeds, or settlement options within seven business days after we receive all applicable written notices and/or due proofs of death at our office. However, we can postpone such payments if:

     . the NYSE is closed, other than customary weekend and holiday closing, or trading on the NYSE is restricted as determined by the SEC; or
     . the SEC permits, by an order, the postponement for the protection of policyowners; or
     . the SEC determines that an emergency exists that would make the disposal of securities held in the separate account or the determination of their value not reasonably practicable.

     If you have submitted a recent check or draft, we have the right to defer payment of surrenders, cash withdrawals, death benefit proceeds, or payments under a settlement option until such check or draft has been honored. We also reserve the right to defer payment of transfers, cash withdrawals, death benefit proceeds, or surrenders from the fixed account for up to six months.

Settlement Options

     If you surrender the Policy, you may elect to receive the net surrender value in either a lump sum or as a series of regular income payments under one of the three settlement options described below. In either event, life insurance coverage ends. Also, when the insured dies, the beneficiary may apply the lump sum death benefit proceeds to one of the same settlement options. If the regular payment under a settlement option would be less than $100, we will instead pay the proceeds in one lump sum. We may make other settlement options available in the future.

     Once we begin making payments under a settlement option, you or the beneficiary will no longer have any value in the subaccounts or the fixed account. Instead, the only entitlement will be the amount of the regular payment for the period selected under the terms of the settlement option chosen. Depending upon the circumstances, the effective date of a settlement option is the surrender date or the insured's date of death.

     Under any settlement option, the dollar amount of each payment will depend on four things:

     . the amount of the surrender or death benefit proceeds on the surrender date or insured's date of death;
     . the interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3.0%);
     .   the mortality tables we use; and
     .   the specific payment option(s) you choose.

Option 1 - Equal        .   We will pay the proceeds, plus interest, in equal
Monthly Installments        monthly installments for a fixed period of your
for a Fixed Period          choice, but not longer than 240 months.
                        .   We will stop making payments once we have made all
                            the payments for the period selected.

Option 2 - Equal        At your or the beneficiary's direction, we will make
Monthly Installments    equal monthly installments:
for Life (Life Income)      .   only for the life of the payee, at the end of
                                which payments will end; or
                            .   for the longer of the payee's life, or for 10
                                years if the payee dies before the end of the
                                first 10 years of payments; or
                            .   until the total amount of all payments we have
                                made equals the proceeds that were applied to
                                the settlement option.

Option 3 - Equal        .   We will make equal monthly payments during the joint
Monthly Installments        lifetime of two persons, first to a chosen payee,
for the Life of the         and then to a co-payee, if living, upon the death
Payee and then to a         of the payee.
Designated Survivor     .   Payments to the co-payee, if living, upon the
(Joint and Survivor)        payee's death will equal either:
                            .   the full amount made to the payee before the
                                payee's death; or
                            .   two-thirds of the amount paid to the payee
                                before the payee's death. All payments will cease upon the death of the co-payee.

Reports to Owners

     At least once each year, or more often as required by law, we will mail to policyowners at their last known address a report showing the following information as of the end of the report period:

 .  the current cash value            .  any activity since the last report
 .  the current net surrender value   .  projected values
 .  the current death benefit         .  investment experience of each subaccount
 .  any outstanding loans             .  any other information required by law

     You may request additional copies of reports, but we may charge a fee for such additional copies. In addition, we will send written confirmations of any premium payments and other financial transactions you request including: premium payments, changes in specified amount, changes in death benefit option, transfers, partial withdrawals, increases in loan amount, loan interest payments, loan repayments, lapses and reinstatements. We also will send copies of the annual and semi-annual report to shareholders for each portfolio in which you are indirectly invested.

Records

     We will maintain all records relating to the separate account and the fixed account.

Policy Termination

     Your Policy will terminate on the earliest of:

     .  the maturity date;           . the end of the grace period; or
     .  the date the insured dies;   . the date the Policy is surrendered.

Supplemental Benefits (Riders)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The following supplemental benefits (riders) are available and may be added to a Policy. Monthly charges for these riders are deducted from cash value as part of the monthly deduction. The riders available with the Policies provide fixed benefits that do not vary with the investment experience of the separate account. For purposes of the riders, the primary insured is the person insured under the Policy, and the face amount is the level term insurance amount we pay at death. These riders may not be available in all states. Adding these supplemental benefits to an existing Policy or canceling them may have tax consequences and you should consult a tax advisor before doing so.

Children's Insurance Rider

     This rider provides a face amount on the primary insured's children. Our current minimum face amount for this rider for issue ages 15 days - 18 years of age is $5,000. The maximum face amount is $20,000. At the age of 25 or upon the death of the primary insured, whichever happens first, this rider may be converted to a new policy with a maximum face amount of up to five times the face amount of the rider. We will pay a death benefit once we receive proof that the insured child died while both the rider and coverage were in force for that child. If the primary insured dies while the rider is in force, we will terminate the rider 31 days after the death, and we will offer a separate life insurance policy to each insured child.

Accidental Death Benefit Rider

     Our current minimum face amount for this rider for issue ages 15-59 is $10,000. The maximum face amount available for this rider is $150,000 (up to 150% of specified amount).

     Subject to certain limitations, we will pay a face amount if the primary insured's death results solely from accidental bodily injury where:

     . the death is caused by external, violent, and accidental means; . the death occurs within 90 days of the accident; and . the death occurs while the rider is in force.

The rider will terminate on the earliest of:

     . the Policy anniversary nearest the primary insured's 70th birthday; . the date the Policy terminates; or . the Monthiversary when the rider terminates at the owner's request.

Other Insured Rider

     This rider insures the spouse or life partner and/or dependent children of the primary insured. Our current minimum face amount for this rider for issue ages 0-85 is $10,000. The maximum face amount is the lesser of $500,000 or the amount of coverage on the primary insured. We will pay the rider's face amount when we receive proof of the other insured's death. On any Monthiversary while the rider is in force, you may replace it with a new policy on the other insured's life (without evidence of insurability).

Conditions to            .  your request must be in writing;
replace the rider:       .  the rider has not reached the anniversary nearest to
                            the other insured's 70th birthday;
                         .  the new policy is any permanent insurance policy
                            that we currently offer;
                         .  subject to the minimum specified amount required
                            for the new policy, the amount of the insurance
                            under the new policy will equal the face amount in
                            force under the rider as long as it meets the
                            minimum face amount requirements of the original
                            Policy; and
                         .  we will base your premium on the other insured's
                            rate class under the rider.

Disability Waiver Rider

     Subject to certain conditions, we will waive the Policy's monthly deductions while you are disabled. This rider may be purchased if your issue age is 15-55 years of age. We must receive proof that:

     .  you are totally disabled;
     .  the rider was in force when you became disabled;
     .  you became disabled before the anniversary nearest your 60th birthday;
        and
     .  you are continuously disabled for at least six months.

We will not waive any deduction which becomes due more than one year before we receive written notice of your claim.

Disability Waiver and Income Rider

     This rider has the same benefits as the Disability Waiver Rider, but adds a monthly income benefit for up to 120 months. This rider may be purchased if your issue age is 15-55 years of age. The minimum income amount for this rider is $10. The maximum income amount is the lesser of 0.2% of your specified amount or $300 per month.

Primary Insured Rider ("PIR") and Primary Insured Rider Plus ("PIR Plus")

     Under the PIR and the PIR Plus, we provide term insurance coverage on a different basis from the coverage in your Policy.

Features of PIR and       .  the rider increases the Policy's death benefit
PIR Plus:                    by the rider's face amount;
                          .  the PIR may be purchased from issue ages 0-85;
                          .  the PIR Plus may be purchased from issue ages
                             18-85;
                          .  the PIR terminates when the insured turns 95,
                             and the PIR Plus terminates when the insured turns
                             90;
                          .  the minimum purchase amount for the PIR and PIR
                             Plus is $25,000. There is no maximum purchase
                             amount;
                          .  we do not assess any additional surrender charge
                             for PIR and PIR Plus;
                          .  generally PIR and PIR Plus coverage costs less than
                             the insurance coverage under the Policy, but has no
                             cash value;
                          .  you may cancel or reduce your rider coverage
                             without decreasing your Policy's specified amount;
                             and
                          .  you may generally decrease your specified amount
                             without reducing your rider coverage.

     It may cost you less to reduce your PIR or PIR Plus coverage than to decrease your Policy's specified amount, because we do not deduct a surrender charge in connection with your PIR or PIR Plus. It may cost you more to keep a higher specified amount, because the specified amount may have a cost of insurance that is higher than the cost of the same amount of coverage under your PIR or PIR Plus.

     You should consult your registered representative to determine if you would benefit from PIR or PIR Plus. We may discontinue offering PIR or PIR Plus at any time. We may also modify the terms of these riders for new policies.

Living Benefit Rider (an Accelerated Death Benefit)

     This rider allows us to pay all or a portion of the death benefit once we receive satisfactory proof that the insured is ill and has a life expectancy of one year or less. A doctor must certify the insured's life expectancy.

     We will pay a "single-sum benefit" equal to:

     . the death benefit on the date we pay the single-sum benefit; multiplied by
     . the election percentage of the death benefit you elect to receive; divided by
     . 1 + i ("i" equals the current yield on 90-day Treasury bills or the Policy loan interest rate, whichever is greater); minus
     . any indebtedness at the time we pay the single-sum benefit, multiplied by the election percentage.

     The maximum terminal illness death benefit used to determine the single-sum benefit as defined above is equal to:

     . the death benefit available under the Policy once we receive satisfactory proof that the insured is ill; plus

     .  the benefit available under any PIR or PIR Plus in force.
     .  a single-sum benefit may not be greater than $500,000.

     The election percentage is a percentage that you select. It may not be greater than 100% of your Policy's death benefit under the rider.

     We will not pay a benefit under the rider if the insured's terminal condition results from self-inflicted injuries which occur during the period specified in your Policy's suicide provision.

     The rider terminates at the earliest of:

     .  the date the Policy terminates;
     .  the date a settlement option takes effect;
     . the date we pay a single-sum benefit; or . the date you terminate the rider.

     We do not charge for this rider. This rider may not be available in all states, or its terms may vary depending on a state's insurance law requirements.

     The tax consequences of adding this rider to an existing Policy or requesting payment under the rider are uncertain and you should consult a tax advisor before doing so.

IMSA
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

Performance Data
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Rates of Return

     The rates of return in Table 1 reflect each subaccount's actual investment performance. The Table shows the historical investment experience of the subaccounts based on the subaccounts' historical investment experience. We do not show performance for subaccounts in operation for less than six months. This information does not represent or project future investment performance.

     Some portfolios began operation before their corresponding subaccount. For these portfolios, we have included in Table 2 below adjusted portfolio performance from the portfolio's inception date. The adjusted portfolio performance is designed to show the performance that would have resulted if the subaccount had been in operation during the time the portfolio was in operation.

     The numbers reflect the annual mortality and expense risk charge, investment management fees and direct fund expenses.

     These rates of return do not reflect other charges that are deducted under the Policy or from the separate account (such as the premium expense charge, monthly deduction or the surrender charge). If these charges were deducted, performance would be significantly lower. These rates of return are not estimates, projections or guarantees of future performance.

     We also show below comparable figures for the unmanaged Standard & Poor's Index of 500 Common Stocks ("S&P 500"), a widely used measure of stock market performance. The S&P 500 does not reflect any deduction for the expenses of operating and managing an investment portfolio.

                                     Table 1
                     Average Annual Subaccount Total Return
                   For the Periods Ended on December 31, 2000

                                                                                                            10 Years    Subaccount
                                                                                                               or       Inception
Subaccount                                                                    1 Year    3 Years   5 Years   Inception      Date
----------                                                                   --------   -------   -------   ---------   ----------
WRL Van Kampen Emerging Growth ...........................................   (12.70)%    34.18%    27.93%     24.80%     03/01/93
WRL T. Rowe Price Small Cap ..............................................    (9.27)%      N/A       N/A       6.87%     07/01/99
WRL Pilgrim Baxter Mid Cap Growth ........................................   (15.16)%      N/A       N/A      22.46%     07/01/99
WRL Alger Aggressive Growth ..............................................   (31.94)%    18.88%    17.76%     17.67%     03/01/94
WRL Third Avenue Value ...................................................    34.26%       N/A       N/A      12.47%     01/02/98
WRL Value Line Aggressive Growth/(1)/ ....................................      N/A        N/A       N/A     (10.24)%    05/01/00
WRL GE International Equity ..............................................   (15.75)%     5.28%      N/A       5.60%     01/02/97
WRL Great Companies -- Technology/SM(1)/ .................................      N/A        N/A       N/A     (33.01)%    05/01/00
WRL Janus Growth+ ........................................................   (29.58)%    22.02%    19.86%     18.43%     10/02/86
WRL Goldman Sachs Growth .................................................    (8.84)%      N/A       N/A       1.94%     07/01/99
WRL GE U.S. Equity .......................................................    (1.67)%    12.01%      N/A      15.35%     01/02/97
WRL Great Companies -- America/SM(1)/ ....................................      N/A        N/A       N/A      13.12%     05/01/00
WRL Salomon All Cap ......................................................    17.24%       N/A       N/A      16.32%     07/01/99
WRL C.A.S.E. Growth ......................................................   (21.42)%     1.91%      N/A       5.86%     05/01/96
WRL Dreyfus Mid Cap ......................................................    11.91%       N/A       N/A       7.93%     07/01/99
WRL NWQ Value Equity .....................................................    14.17%      4.85%      N/A      10.70%     05/01/96
WRL T. Rowe Price Dividend Growth ........................................     8.89%       N/A       N/A      (0.14)%    07/01/99
WRL Dean Asset Allocation ................................................    16.16%      5.26%     8.85%     10.50%     01/03/95
WRL LKCM Strategic Total Return ..........................................    (4.62)%     4.80%     9.64%     10.44%     03/01/93
WRL J.P. Morgan Real Estate Securities ...................................    28.46%       N/A       N/A       1.33%     05/01/98
WRL Federated Growth & Income ............................................    28.01%      7.38%    11.09%     10.61%     03/01/94
WRL AEGON Balanced .......................................................     4.88%      4.31%     7.65%      7.20%     03/01/94
WRL AEGON Bond+ ..........................................................     9.90%      4.63%     4.22%      6.85%     10/02/86
WRL J.P. Morgan Money Market/(2)/+ .......................................     5.17%      4.48%     4.40%      3.71%     10/02/86
Fidelity VIP Equity-Income Portfolio -- Service Class 2/(1)/ .............      N/A        N/A       N/A       9.91%     05/01/00
Fidelity VIP II Contrafund(R) Portfolio -- Service Class 2/(1)/ ..........      N/A        N/A       N/A      (6.16)%    05/01/00
Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2/(1)/ ..      N/A        N/A       N/A     (14.36)%    05/01/00
S&P 500+ .................................................................    (9.10)%    12.25%    18.31%     17.44%     12/31/90

 +   Shows ten year performance.
(1)  Not annualized.
(2) Yield more closely reflects the current earnings than its total return. An investment in this subaccount is not insured or guaranteed by the FDIC. While this subaccount seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this subaccount.

                                     Table 2
            Adjusted Historical Portfolio Average Annual Total Return
                   For the Periods Ended on December 31, 2000

                                                                                                       10 Years    Subaccount
                                                                                                          or       Inception
Subaccount                                                               1 Year    3 Years   5 Years   Inception      Date
----------                                                              --------   -------   -------   ---------   ----------
Van Kampen Emerging Growth ..........................................   (12.70)%    34.18%    27.93%     24.80%     03/01/93
T. Rowe Price Small Cap .............................................    (9.27)%      N/A       N/A      14.30%     05/03/99
Pilgrim Baxter Mid Cap Growth .......................................   (15.16)%      N/A       N/A      27.66%     05/03/99
Alger Aggressive Growth .............................................   (31.94)%    18.88%    17.76%     17.67%     03/01/94
Third Avenue Value ..................................................    34.26%       N/A       N/A      12.47%     01/02/98
Value Line Aggressive Growth/(2)/ ...................................      N/A        N/A       N/A     (10.24)%    05/01/00
GE International Equity .............................................   (15.75)%     5.28%      N/A       5.60%     01/02/97
Great Companies -- Technology/SM(2)/ ................................      N/A        N/A       N/A     (33.01)%    05/01/00
Janus Growth+ .......................................................   (29.58)%    22.02%    19.86%     18.43%     10/02/86
Goldman Sachs Growth ................................................    (8.84)%      N/A       N/A       3.84%     05/03/99
GE U.S. Equity ......................................................    (1.67)%    12.01%      N/A      15.35%     01/02/97
Great Companies -- America/SM(2)/ ...................................      N/A        N/A       N/A      13.12%     05/01/00
Salomon All Cap .....................................................    17.24%       N/A       N/A      19.60%     05/03/99
C.A.S.E. Growth .....................................................   (21.43)%     1.91%     7.03%      9.64%     05/01/95
Dreyfus Mid Cap .....................................................    11.91%       N/A       N/A      11.16%     05/03/99
NWQ Value Equity ....................................................    14.17%      4.85%      N/A      10.70%     05/01/96
T. Rowe Price Dividend Growth .......................................     8.89%       N/A       N/A       0.13%     05/03/99
Dean Asset Allocation ...............................................    16.16%      5.26%     8.85%     10.50%     01/03/95
LKCM Strategic Total Return .........................................    (4.62)%     4.80%     9.64%     10.44%     03/01/93
J.P. Morgan Real Estate Securities ..................................    28.46%       N/A       N/A       1.33%     05/01/98
Federated Growth & Income ...........................................    28.01%      7.38%    11.09%     10.61%     03/01/94
AEGON Balanced ......................................................     4.88%      4.31%     7.65%      7.20%     03/01/94
AEGON Bond+ .........................................................     9.90%      4.63%     4.22%      6.85%     10/02/86
J.P. Morgan Money Market/(1)/+ ......................................     5.17%      4.48%     4.40%      3.71%     10/02/86
Fidelity VIP Equity-Income Portfolio -- Service Class 2+ ............     7.16%      7.64%    12.38%     16.24%     10/09/86
Fidelity VIP II Contrafund(R) Portfolio -- Service Class 2 ..........    (7.67)%    13.51%    16.66%     20.05%     01/03/95
Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2 ..   (18.02)%     1.46%     9.53%     12.90%     01/03/95
S&P 500+ ............................................................    (9.10)%    12.25%    18.31%     17.44%     12/31/90

 +   Shows ten year performance.
(1) Yield more closely reflects the current earnings than its total return. An investment in this subaccount is not insured ot guaranteed by the FDIC. While this subaccount seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this subaccount.
(2)  Not annualized.

     Because the WRL Gabelli Global Growth and WRL Great Companies -- Global2 subaccounts and the corresponding portfolios commenced operations on September 1, 2000 (and have less than six months performance) and WRL LKCM Capital Growth subaccount commenced operations on February 5, 2001, and the WRL Munder Net50 subaccount commenced operations on May 29, 2001, the above Tables do not reflect rates of return for these subaccounts or portfolios.

     The annualized yield for the WRL J.P. Morgan Money Market subaccount for the seven days ended December 31, 2000 was 5.34%.

     Additional information regarding the investment performance of the portfolios appears in the fund prospectuses, which accompany this prospectus.

Hypothetical Illustrations Based on Subaccount Performance

     This section contains hypothetical illustrations of Policy values based on the historical experience of the subaccounts. We started selling the Policies in 1997. The separate account and the Series Fund commenced operations on October 2, 1986. The rates of return below show the actual investment experience of each subaccount for the periods shown. The illustrations of cash value and net surrender value below depict these Policy values as if you had purchased the Policy on the last valuation date prior to January 1 of the year after the subaccount began operations and had elected death benefit Option A. The illustrations are based on the historical investment experience of the subaccount indicated as of the last valuation date prior to January 1 of the year after the subaccount began operations. We assumed the rate of return for each subaccount in each calendar year to be uniformly earned throughout the year; however, the subaccount's actual performance did and will vary throughout the year.

     In order to demonstrate how the actual investment experience of the subaccounts could have affected the Option A death benefit, cash value and net surrender value of the Policy, we provide hypothetical illustrations for a hypothetical insured. These hypothetical illustrations are designed to show the performance that could have resulted if the hypothetical insured had held the Policy during the period illustrated. These illustrations do not represent what may happen in the future.

     The amounts we show for death benefits, cash values, and net surrender values take into account all charges and deductions from the Policy, the separate account, and the subaccounts. For each subaccount, we base one illustration on the guaranteed cost of insurance rates and one on the current cost of insurance rates for a hypothetical male insured age 35. The insured's age, gender and rate class, amount and timing of premium payments, cash withdrawals, and loans would affect individual Policy benefits.

     For each subaccount, the illustrations below assume death benefit Option A was selected based on an annual premium of $5,500 and a specified amount of $500,000 for a male age 35, non-tobacco use, ultimate select rate class.

The following example shows how the hypothetical net return of the WRL Janus Growth subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1987. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                                WRL JANUS GROWTH
                    Male Issue Age 35, $5,500 Annual Premium
       ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates


                                               Cash Value      Net Surrender Value
                                          -------------------  -------------------
Last valuation date prior to January 1*:  Current  Guaranteed  Current  Guaranteed
----------------------------------------  -------  ----------  -------  ----------
1988 ................................... $  5,206  $  5,206   $      0    $      0
1989 ...................................   11,714    11,587      3,954       3,827
1990 ...................................   24,098    23,742     16,338      15,982
1991 ...................................   28,442    27,920     20,682      20,160
1992 ...................................   52,632    51,576     44,872      43,816
1993 ...................................   58,054    56,798     51,070      49,814
1994 ...................................   64,520    63,045     58,332      56,837
1995 ...................................   62,695    61,135     57,263      55,703
1996 ...................................   98,087    95,598     93,431      90,942
1997 ...................................  119,897   116,817    116,017     112,937
1998 ...................................  144,818   141,101    141,714     137,997
1999 ...................................  243,607   237,390    241,279     235,062
2000 ...................................  392,722   382,762    391,170     381,210
2001 ...................................  279,362   272,258    278,586     271,482

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL AEGON Bond subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1987. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                                 WRL AEGON BOND
                    Male Issue Age 35, $5,500 Annual Premium
       ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates


                                              Cash Value      Net Surrender Value
                                         -------------------- --------------------
Last valuation date prior to January 1*: Current  Guaranteed  Current  Guaranteed
---------------------------------------- -------- ----------- -------- -----------
1988 ................................... $  4,430    $  4,430 $      0     $     0
1989 ...................................    9,762       9,641    2,002       1,881
1990 ...................................   16,520      16,232    8,760       8,472
1991 ...................................   22,293      21,812   14,533      14,052
1992 ...................................   31,724      30,959   23,964      23,199
1993 ...................................   38,523      37,515   31,539      30,531
1994 ...................................   48,438      47,087   42,230      40,879
1995 ...................................   48,758      47,302   43,326      41,870
1996 ...................................   64,858      62,881   60,202      58,225
1997 ...................................   68,618      66,487   64,738      62,607
1998 ...................................   78,780      76,338   75,676      73,234
1999 ...................................   89,840      87,042   87,512      84,714
2000 ...................................   90,260      87,402   88,708      85,850
2001 ...................................  103,596     100,257  102,820      99,481

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL J.P. Morgan Money Market subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1987. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                          WRL J.P. MORGAN MONEY MARKET
                    Male Issue Age 35, $5,500 Annual Premium
       ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates


                                                 Cash Value        Net Surrender Value
                                           --------------------    --------------------
Last valuation date prior to January 1*:    Current  Guaranteed     Current  Guaranteed
----------------------------------------   -------- -----------    -------- -----------
1988 ...................................    $ 4,963     $ 4,963     $     0     $     0
1989 ...................................     10,182      10,063       2,422       2,303
1990 ...................................     15,946      15,673       8,186       7,913
1991 ...................................     21,955      21,485      14,195      13,725
1992 ...................................     27,736      27,059      19,976      19,299
1993 ...................................     33,031      32,143      26,047      25,159
1994 ...................................     38,113      37,003      31,905      30,795
1995 ...................................     43,674      42,309      38,242      36,877
1996 ...................................     50,186      48,571      45,530      43,915
1997 ...................................     56,727      54,867      52,847      50,987
1998 ...................................     63,531      61,452      60,427      58,348
1999 ...................................     70,545      68,222      68,217      65,894
2000 ...................................     77,458      74,866      75,906      73,314
2001 ...................................     85,584      82,659      84,808      81,883

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL Van Kampen Emerging Growth subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1994. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                         WRL VAN KAMPEN EMERGING GROWTH
                    Male Issue Age 35, $5,500 Annual Premium
       ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates


                                               Cash Value       Net Surrender Value
                                          -------------------- --------------------
Last valuation date prior to January 1*:   Current  Guaranteed  Current  Guaranteed
----------------------------------------  -------- ----------- -------- -----------
1995 ...................................  $  4,285    $  4,285 $      0    $      0
1996 ...................................    13,237      13,095    5,477       5,335
1997 ...................................    21,173      20,853   13,413      13,093
1998 ...................................    31,184      30,609   23,424      22,849
1999 ...................................    48,903      47,911   41,143      40,151
2000 ...................................   109,323     107,038  102,339     100,054
2001 ...................................    99,445      97,283   93,237      91,075

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL LKCM Strategic Total Return subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1994. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                         WRL LKCM STRATEGIC TOTAL RETURN
                   Male Issue Age 35, $5,500 Annual Premium
      ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                               Cash Value      Net Surrender Value
                                          -------------------  -------------------
Last valuation date prior to January 1*:  Current  Guaranteed  Current  Guaranteed
----------------------------------------  -------  ----------  -------  ----------
1995....................................  $ 4,627    $ 4,627   $     0    $     0
1996....................................   11,601     11,471     3,841      3,711
1997....................................   18,600     18,302    10,840     10,542
1998....................................   28,176     27,625    20,416     19,865
1999....................................   35,674     34,887    27,914     27,127
2000....................................   44,757     43,683    37,773     36,699
2001....................................   46,986     45,763    40,778     39,555

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL Alger Aggressive Growth subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1995. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                           WRL ALGER AGGRESSIVE GROWTH
                   Male Issue Age 35, $5,500 Annual Premium
      ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                               Cash Value      Net Surrender Value
                                          -------------------  -------------------
Last valuation date prior to January 1*:  Current  Guaranteed  Current  Guaranteed
----------------------------------------  -------  ----------  -------  ----------
1996....................................  $ 6,572   $ 6,572    $     0   $     0
1997....................................   12,364    12,243      4,604     4,483
1998....................................   21,071    20,766     13,311    13,006
1999....................................   38,125    37,464     30,365    29,704
2000....................................   71,953    70,614     64,193    62,854
2001....................................   51,996    50,937     45,012    43,953

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL Dean Asset Allocation subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1995. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                            WRL DEAN ASSET ALLOCATION
                   Male Issue Age 35, $5,500 Annual Premium
      ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                               Cash Value      Net Surrender Value
                                          -------------------  -------------------
Last valuation date prior to January 1*:  Current  Guaranteed  Current  Guaranteed
----------------------------------------  -------  ----------  -------  ----------
1996....................................  $ 5,666   $ 5,666    $     0   $     0
1997....................................   11,795    11,671      4,035     3,911
1998....................................   19,088    18,794     11,328    11,034
1999....................................   25,525    25,030     17,765    17,270
2000....................................   28,160    27,522     20,400    19,762
2001....................................   38,086    37,136     31,102    30,152

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL Federated Growth & Income subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1995. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                          WRL FEDERATED GROWTH & INCOME
                   Male Issue Age 35, $5,500 Annual Premium
      ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                               Cash Value      Net Surrender Value
                                          -------------------  -------------------
Last valuation date prior to January 1*:  Current  Guaranteed  Current  Guaranteed
----------------------------------------  -------  ----------  -------  ----------
1996....................................  $ 5,926   $ 5,926    $     0   $     0
1997....................................   11,786    11,664      4,026     3,904
1998....................................   20,426    20,119     12,666    12,359
1999....................................   25,631    25,143     17,871    17,383
2000....................................   28,618    27,980     20,858    20,220
2001....................................   42,609    41,573     35,625    34,589

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL AEGON Balanced subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1995. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                               WRL AEGON BALANCED
                   Male Issue Age 35, $5,500 Annual Premium
      ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                               Cash Value      Net Surrender Value
                                          -------------------  -------------------
Last valuation date prior to January 1*:  Current  Guaranteed  Current  Guaranteed
----------------------------------------  -------  ----------  -------  ----------
1996....................................  $ 5,651   $ 5,651    $     0   $     0
1997....................................   11,383    11,262      3,623     3,502
1998....................................   18,696    18,403     10,936    10,643
1999....................................   24,775    24,288     17,015    16,528
2000....................................   30,019    29,337     22,259    21,577
2001....................................   36,295    35,383     29,311    28,399

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL C.A.S.E. Growth subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1996. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                              WRL C.A.S.E. GROWTH
                   Male Issue Age 35, $5,500 Annual Premium
      ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                               Cash Value      Net Surrender Value
                                          -------------------  -------------------
Last valuation date prior to January 1*:  Current  Guaranteed  Current  Guaranteed
----------------------------------------  -------  ----------  -------  ----------
1997....................................  $ 5,534   $ 5,534    $     0   $     0
1998....................................   11,709    11,584      3,949     3,824
1999....................................   16,639    16,372      8,879     8,612
2000....................................   28,383    27,827     20,623    20,067
2001....................................   25,843    25,246     18,083    17,486

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

     The following example shows how the hypothetical net return of the WRL GE U.S. Equity subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1997. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                               WRL GE U.S. EQUITY
                    Male Issue Age 35, $5,500 Annual Premium
       ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                                         Cash Value      Net Surrender Value
                                                    -------------------- -------------------
Last valuation date prior to January 1*:            Current  Guaranteed  Current  Guaranteed
----------------------------------------            -------  ----------  -------  ----------
1998....................................            $ 6,016   $ 6,016    $     0   $     0
1999....................................             13,122    12,993      5,362     5,233
2000....................................             20,952    20,649     13,192    12,889
2001....................................             25,180    24,712     17,420    16,952

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL NWQ Value Equity subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1997. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                              WRL NWQ VALUE EQUITY
                    Male Issue Age 35, $5,500 Annual Premium
       ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                                         Cash Value      Net Surrender Value
                                                    -------------------- -------------------
Last valuation date prior to January 1*:            Current  Guaranteed  Current  Guaranteed
----------------------------------------            -------  ----------  -------  ----------
1998....................................            $ 5,916   $ 5,916    $     0   $     0
1999....................................              9,987     9,875      2,227     2,115
2000....................................             15,705    15,440      7,945     7,680
2001....................................             23,302    22,813     15,542    15,053

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL GE International Equity subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1997. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                           WRL GE INTERNATIONAL EQUITY
                    Male Issue Age 35, $5,500 Annual Premium
       ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                                         Cash Value      Net Surrender Value
                                                    -------------------- -------------------
Last valuation date prior to January 1*:            Current  Guaranteed  Current  Guaranteed
----------------------------------------            -------  ----------  -------  ----------
1998....................................            $ 5,031    $ 5,031   $     0   $      0
1999....................................             10,916     10,792     3,156      3,032
2000....................................             19,397     19,087    11,637     11,327
2001....................................             20,206     19,788    12,446     12,028

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL Third Avenue Value subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1998. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                             WRL THIRD AVENUE VALUE
                    Male Issue Age 35, $5,500 Annual Premium
       ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                                         Cash Value      Net Surrender Value
                                                    -------------------- -------------------
Last valuation date prior to January 1*:            Current  Guaranteed  Current  Guaranteed
----------------------------------------            -------  ----------  -------  ----------
1999....................................            $ 4,311    $ 4,311   $     0   $      0
2000....................................             10,376     10,251     2,616      2,491
2001....................................             20,339     20,007    12,579     12,247

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL J.P. Morgan Real Estate Securities subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1999. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                     WRL J.P. MORGAN REAL ESTATE SECURITIES
                    Male Issue Age 35, $5,500 Annual Premium
       ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                                         Cash Value      Net Surrender Value
                                                    -------------------- -------------------
Last valuation date prior to January 1*:            Current  Guaranteed  Current  Guaranteed
----------------------------------------            -------  ----------  -------  ----------
2000....................................            $ 4,465   $ 4,465     $    0    $    0
2001....................................             11,869    11,736      4,109     3,976

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

     The following example shows how the hypothetical net return of WRL Goldman Sachs Growth subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 2000. This example assumes that premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                            WRL GOLDMAN SACHS GROWTH
                    Male Issue Age 35, $5,500 Annual Premium
       ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                                         Cash Value      Net Surrender Value
                                                    -------------------- -------------------
Last valuation date prior to January 1*:            Current  Guaranteed  Current  Guaranteed
----------------------------------------            -------  ----------  -------  ----------
2001....................................             $4,252   $ 4,252     $    0    $    0

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL T. Rowe Price Dividend Growth subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 2000. This example assumes that premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                       WRL T. ROWE PRICE DIVIDEND GROWTH
                   Male Issue Age 35, $5,500 Annual Premium
      ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates



                                             Cash Value      Net Surrender Value
                                         -------------------- --------------------
Last valuation date prior to January 1*: Current  Guaranteed  Current  Guaranteed
---------------------------------------- -------- ----------- -------- -----------
2001....................................  $4,249    $4,249       $0        $0


* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL T. Rowe Price Small Cap subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 2000. This example assumes that premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                          WRL T. ROWE PRICE SMALL CAP
                   Male Issue Age 35, $5,500 Annual Premium
      ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates



                                              Cash Value      Net Surrender Value
                                         -------------------- --------------------
Last valuation date prior to January 1*: Current  Guaranteed  Current  Guaranteed
---------------------------------------- -------- ----------- -------- -----------
2001....................................  $4,230    $4,230       $0        $0


* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL Salomon All Cap subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 2000. This example assumes that premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                               WRL SALOMON ALL CAP
                   Male Issue Age 35, $5,500 Annual Premium
      ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates


                                              Cash Value      Net Surrender Value
                                         -------------------- --------------------
Last valuation date prior to January 1*: Current  Guaranteed  Current  Guaranteed
---------------------------------------- -------- ----------- -------- -----------
2001....................................  $5,575    $5,575       $0        $0

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL Pilgrim Baxter Mid Cap Growth subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 2000. This example assumes that premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                        WRL PILGRIM BAXTER MID CAP GROWTH
                   Male Issue Age 35, $5,500 Annual Premium
      ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates


                                              Cash Value      Net Surrender Value
                                         -------------------- --------------------
Last valuation date prior to January 1*: Current  Guaranteed  Current  Guaranteed
---------------------------------------- -------- ----------- -------- -----------
2001....................................  $3,933    $3,933      $0         $0

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL Munder Net50 subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 2000. This example assumes that premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                              WRL MUNDER NET50**
                   Male Issue Age 35, $5,500 Annual Premium
      ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates


                                              Cash Value      Net Surrender Value
                                         -------------------- --------------------
Last valuation date prior to January 1*: Current  Guaranteed  Current  Guaranteed
---------------------------------------- -------- ----------- -------- -----------
2001....................................  $4,252     $4,252      $0        $0

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

** Formerly, WRL Goldman Sachs Small Cap. During May 2001, this portfolio changed sub-adviser and investment objective.

The following example shows how the hypothetical net return of the WRL Dreyfus Mid Cap subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 2000. This example assumes that premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                               WRL DREYFUS MID CAP
                   Male Issue Age 35, $5,500 Annual Premium
      ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates


                                              Cash Value      Net Surrender Value
                                         -------------------- --------------------
Last valuation date prior to January 1*: Current  Guaranteed  Current  Guaranteed
---------------------------------------- -------- ----------- -------- -----------
2001....................................  $5,304    $5,304       $0        $0

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

     Because the Fidelity VIP Equity-Income Portfolio -- Service Class 2, Fidelity VIP II Contrafund(R) Portfolio -- Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2, WRL Great Companies -- AmericaSM, WRL Great Companies -- TechnologySM, and WRL Value Line Aggressive Growth subaccounts did not commence operations until May 1, 2000, the WRL Great Companies -- Global2 and WRL Gabelli Global Growth subaccounts did not commence operations until September 1, 2000, and the WRL LKCM Capital Growth subaccount did not commence operations until February 5, 2001, there are no hypothetical illustrations for these subaccounts.

Other Performance Data in Advertising Sales Literature

     We may compare each subaccount's performance to the performance of:

     . other variable life issuers in general;
     . variable life insurance policies which invest in mutual funds with similar
     investment objectives and policies, as reported by Lipper Analytical Services, Inc. ( "Lipper") and Morningstar, Inc. ( "Morningstar"); and other services, companies, individuals, or industry or financial publications (e.g., Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's Personal Finance, and Fortune);
        . Lipper and Morningstar rank variable annuity contracts and variable life policies. Their performance analysis ranks such policies and contracts on the basis of total return, and assumes reinvestment of distributions; but it does not show sales charges, redemption fees or certain expense deductions at the separate account level.
   . the Standard & Poor's Index of 500 Common Stocks, or other widely recognized indices;
        . unmanaged indices may assume the reinvestment of dividends, but usually do not reflect deductions for the expenses of operating or managing an investment portfolio; or
   .  other types of investments, such as:
        .  certificates of deposit;
        .  savings accounts and U.S. Treasuries;
        .  certain interest rate and inflation indices (e.g., the Consumer
           Price Index); or
        . indices measuring the performance of a defined group of securities recognized by investors as representing a particular segment of the securities markets (e.g., Donoghue Money Market Institutional Average, Lehman Brothers Corporate Bond Index, or Lehman Brothers Government Bond Index).

Western Reserve's Published Ratings

     We may publish in advertisements, sales literature, or reports we send to you the ratings and other information that an independent ratings organization assigns to us. These organizations include: A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Insurance Rating Services, and Duff & Phelps Credit Rating Co. These ratings are opinions regarding an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. These ratings do not apply to the separate account, the subaccounts, the funds or their portfolios, or to their performance.

Additional Information
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Sale of the Policies

     The Policy will be sold by individuals who are licensed as our life insurance agents and who are also registered representatives of broker-dealers having written sales agreements for the Policy with AFSG Securities Corporation ("AFSG"), the principal underwriter of the Policy. AFSG is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. AFSG is
registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. ( "NASD"). AFSG was organized on March 12, 1986 under the laws of the State of Pennsylvania. The Principal Underwriting Agreement between AFSG and Western Reserve on behalf of its separate account went into effect May 1, 1999. More information about AFSG is available at http://www.nasdr.com or by calling 1-800-289-9999. The sales commission payable to Western Reserve agents or other registered representatives may vary with the sales agreement, but it is not expected to be greater than:
     .    65% of all premiums you make during the first Policy year, plus
     .    2.50% of all premiums you make during Policy years 2 through 10.

We will pay an additional sales commission of up to 0.15% of the Policy's cash value on the fifth Policy anniversary and each anniversary thereafter where the cash value (minus amounts attributable to loans) equals at least $5,000. Sales commissions may also be payable on premiums paid as a result of an increase in specified amount. The sales commission payable to Western Reserve agents or other registered representatives may vary with the sales agreement, but it is not expected to be greater than 65% of all premiums you make during the year subsequent to an increase. In addition, certain production, persistency and managerial bonuses may be paid.

     To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literatures, and similar services.

     We intend to recoup commissions and other sales expenses through: the premium expense charge, the surrender charge, the cost of insurance charge, the mortality and expense risk charge, and earnings on amounts allocated under the Policies to the fixed account and the loan account. Commissions paid on sales of the Policies, including other sales incentives, are not directly charged to Policyowners.

     AFSG will receive the 12b-1 fees assessed against the Fidelity VIP Funds shares held for the Policies as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the Fidelity VIP Funds held for the Policies as compensation for providing certain recordkeeping services.

Legal Matters

     Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws. All matters of Ohio law pertaining to the Policy have been passed upon by Kimberly A. Scouller, Vice President and Senior General Counsel of Western Reserve.

Legal Proceedings

     Western Reserve, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time, it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on AFSG's ability to perform under its principal underwriting agreement, or on Western Reserve's ability to meet its obligations under the Policy.

Variations in Policy Provisions

     Certain provisions of the Policy may vary from the descriptions in this prospectus, depending on when and where the Policy was issued, in order to comply with different state laws. These variations may include restrictions on use of the fixed account and different interest rates charged and credited on Policy loans. Please refer to your Policy, since any variations will be included in your Policy or in riders or endorsements attached to your Policy.

Experts

     The financial statements and financial highlights of WRL Series Life Account as of December 31, 2000 and for the year then ended, appearing in this prospectus and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

     The statutory-basis financial statements and schedules of Western Reserve at December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, appearing in this prospectus and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein which, as to the statutory-basis balance sheet at December 31, 1999, is based in part on the report of PricewaterhouseCoopers LLP, independent auditors. The financial statements and schedules referred to above are included in reliance upon such reports given on the authority of such firms as experts in accounting and auditing.

     The statement of changes in net assets of the WRL Series Life Account for the year ended December 31, 1999, included in this prospectus and registration statement, have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent certified public accountants, given on the authority of said firm as experts in auditing and accounting.

     Actuarial matters included in this prospectus have been examined by Alan Yaeger, Executive Vice President, Actuary and Chief Financial Officer of Western Reserve, as stated in the opinion filed as an exhibit to the registration statement.

Financial Statements

     Western Reserve's financial statements and schedules appear on the following pages. These financial statements and schedules should be distinguished from the separate account's financial statements and you should consider these financial statements and schedules only as bearing upon Western Reserve's ability to meet our obligations under the Policies. You should not consider our financial statements and schedules as bearing upon the investment performance of the assets held in the separate account.

     Western Reserve's financial statements and schedules at December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, have been prepared on the basis of statutory accounting principles rather than accounting principles generally accepted in the United States.

Additional Information about Western Reserve

     Western Reserve is a stock life insurance company that is wholly-owned by First AUSA Life Insurance Company, which, in turn, is wholly-owned indirectly by AEGON USA, Inc. Western Reserve's office is located at 570 Carillon Parkway, St. Petersburg, Florida 33716-1202 and the mailing address is P.O. Box 5068, Clearwater, Florida 33758-5068.

     Western Reserve was incorporated in 1957 under the laws of Ohio and is subject to regulation by the Insurance Department of the State of Ohio, as well as by the insurance departments of all other states and jurisdictions in which it does business. Western Reserve is licensed to sell insurance in all states (except New York), Puerto Rico, Guam, and in the District of Columbia. Western Reserve submits annual statements on its operations and finances to insurance officials in all states and jurisdictions in which it does business. The Policy described in this prospectus has been filed with, and where required, approved by, insurance officials in those jurisdictions in which it is sold.

Western Reserve's Directors and Officers

     We are governed by a board of directors. The following table sets forth the name, address and principal occupation during the past five years of each of our directors.

                              Board of Directors**
-------------------------------------------------------------------------------------------------
Name and Address                 Position with                 Principal Occupation
                                 Western Reserve               During Past 5 years
-------------------------------------------------------------------------------------------------
John R. Kenney                   Chairman of the Board and     President (12/92 - 12/99),
570 Carillon Parkway             Chief Executive Officer       Director 7/93 - present) of WRL;
St. Petersburg, Florida 33716                                  Chairman of the Board (3/93 -
33716                                                          present), President (3/93 -  6/00)
                                                               of Series Fund; Chairman of the
                                                               Board (1990 - present) of IDEX
                                                               Funds; Chairman of the Board
                                                               (9/96 - present), President
                                                               (9/97 - present) of ATFA;
                                                               Chairman of the Board (9/96 -
                                                               present), President (9/97 -
                                                               present) of ATSI; Chairman of
                                                               the Board, Director and Co-CEO
                                                               (3/00 - present) of Great Cos.
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
Name and Address                 Position with                 Principal Occupation
                                 Western Reserve               During Past 5 years
-------------------------------------------------------------------------------------------------
Jerome C. Vahl                   Director and President        Executive VP (6/98 - 12/99), VP
570 Carillon Parkway                                           (12/95 - 6/98), Assistant VP (1994
St. Petersburg, Florida 33716                                  - 1995) of WRL; Executive VP (9/00
                                                               - present) of IDEX Funds;
                                                               Director (3/00 - present) of Great
                                                               Cos., Director 11/99 - present)
                                                               of ATSI and ATFA.
-------------------------------------------------------------------------------------------------
Jack E. Zimmerman                Director                      Trustee, (1987 - present) of IDEX
507 St. Michel Circle                                          Funds; retired from Martin
Kettering, Ohio 45429                                          Marietta (1993).
-------------------------------------------------------------------------------------------------
James R. Walker                  Director                      Self-employed public accountant
3320 Office Park Dr.                                           (1996 - present); Partner, (1990 -
Dayton, Ohio 45439                                             1995) of Walker-Davis C.P.A.'s,
                                                               Dayton, Ohio.
-------------------------------------------------------------------------------------------------

** Western Reserve = WRL
   AEGON/Transamerica Series Fund, Inc. = Series Fund
   IDEX Mutual Funds = IDEX Funds
   AEGON/Transamerica Fund Advisers, Inc. = ATFA
   AEGON/Transamerica Services, Inc. = ATSI
   Great Companies, L.L.C. = Great Cos.

     The following table gives the name, address and principal occupation during the past five years of the principal officers of Western Reserve (other than officers listed above as directors).

                              Principal Officers**
-------------------------------------------------------------------------------------------------
Name and Address                 Position with                 Principal Occupation
                                 Western Reserve               During Past 5 years
-------------------------------------------------------------------------------------------------
Alan M. Yaeger*                  Executive Vice President,     Executive VP (1993 - present) of
                                 Actuary and Chief             Series Fund; Director (9/96 -
                                 Financial Officer             present) of ATFA; Director (9/96 -
                                                               present) of ATSI.
-------------------------------------------------------------------------------------------------
Herb T. Collins*                 Executive Vice President      Executive VP (1996 - present),
                                                               Chief Administrative Officer
                                                               (1996 - 7/00) of WRL; VP,
                                                               Administration (1986 - 1996) of
                                                               Monumental Life Insurance
                                                               Company.
-------------------------------------------------------------------------------------------------

 * Located at 570 Carillon Parkway, St. Petersburg, Florida 33716-1202. ** Western Reserve = WRL
   AEGON/Transamerica Series Fund, Inc. = Series Fund
   IDEX Mutual Funds = IDEX Funds
   AEGON/Transamerica Fund Advisers, Inc. = ATFA
   AEGON/Transamerica Services, Inc. = ATSI
   Great Companies, L.L.C. = Great Cos.

-------------------------------------------------------------------------------------------------
Name and Address                 Position with                 Principal Occupation
                                 Western Reserve               During Past 5 years
-------------------------------------------------------------------------------------------------
William H. Geiger*               Senior Vice President,        Senior VP, Secretary, Corporate
                                 Secretary, Corporate Counsel  Counsel, and Group VP --
                                 and Group  Vice President --  Compliance (1998 - present);
                                 Compliance                    Senior VP, Secretary, General
                                                               Counsel and Group VP-Compliance
                                                               (1996 - 1998), Senior VP,
                                                               Secretary, and General Counsel
                                                               (1990 - 1996) of WRL; Group
                                                               VP-Compliance and Corporate
                                                               Counsel (1996 - present) of AUSA
                                                               Life Insurance Company, Inc.,
                                                               Bankers United Life Assurance
                                                               Company, Life Investors Insurance
                                                               Company of America, Monumental
                                                               Life Insurance Company and
                                                               Transamerica Life Insurance
                                                               Company.***
-------------------------------------------------------------------------------------------------
Allan J. Hamilton*               Vice President, Treasurer     VP and Controller (8/87 - present)
                                 and Controller                Treasurer (2/97 - present) of WRL;
                                                               Treasurer and Chief Financial
                                                               Officer (2/97 - present) of
                                                               Series Fund; VP and Controller
                                                               (3/99 - present) of ATFA.

Terry L. Garvin*                 Senior Vice President and     Senior VP and Chief Marketing
                                 Chief Marketing Officer       Officer (9/00 - present), VP and
                                                               Chief Marketing Officer
                                                               (12/95 - 9/00) of WRL.
-------------------------------------------------------------------------------------------------

  * Located at 570 Carillon Parkway, St. Petersburg, Florida 33716-1202.
 ** Western Reserve = WRL
    AEGON/Transamerica Series Fund, Inc. = Series Fund
    IDEX Mutual Funds = IDEX Funds
    AEGON/Transamerica Fund Advisers, Inc. = ATFA
    AEGON/Transamerica Services, Inc. = ATSI
    Great Companies, L.L.C. = Great Cos.
*** Transamerica Life Insurance Company previously was known as PFL Life
    Insurance Company. Each of the companies listed for the position held by Mr. Geiger from 1996 to the present is a subsidiary of AEGON USA, Inc.


----------------------------------------------------------------------------------------
Name and Address      Position with Western Reserve   Principal Occupation
                                                      During Past 5 years
----------------------------------------------------------------------------------------
Carolyn M. Johnson*   Senior Vice President and       Senior VP and Chief Operations
                      Chief Operations Officer        Officer (9/00 - present), VP (3/98 -
                                                      9/00) of WRL; VP (8/98 -
                                                      present) of Life Investors
                                                      Insurance Company of
                                                      America; VP (6/98 - present)
                                                      of Peoples Benefit Life
                                                      Insurance Company; VP (11/97
                                                      - present) of Transamerica
                                                      Life Insurance Company
                                                      (formerly, PFL Life
                                                      Insurance Company); VP (2/00
                                                      - present) of Transamerica
                                                      Occidental Life Insurance
                                                      Company; (2/00 - present) of
                                                      Transamerica Life
                                                      Insurance and Annuity
                                                      Company; VP (12/97 -
                                                      present), Responsible
                                                      Officer (9/99 - present),
                                                      Illustration Actuary (9/99 -
                                                      11/00) of Monumental Life
                                                      Insurance Company.
-----------------------------------------------------------------------------------------
Thomas R. Moriarty*   Senior Vice President           VP (6/93 - 12/99) of WRL; Director,
                                                      President and CEO (11/99 -
                                                      present) of AEGON Asset
                                                      Management Services, Inc.;
                                                      Executive VP, Treasurer and
                                                      Principal Financial Officer (9/00 -
                                                      present) of IDEX Funds; VP (6/99
                                                      - present) of AFSG Securities
                                                      Corporation; Chairman of the
                                                      Board, CEO and President (7/99 -
                                                      present), Senior VP (6/91 - 7/99) of
                                                      InterSecurities, Inc.
------------------------------------------------------------------------------------------
Thomas E. Pierpan*    Senior Vice President,          Senior VP and General Counsel
                      Counsel General                 and Assistant Secretary
                                                      (12/99 - present), VP (12/93
                                                      - 12/99), Counsel (4/95 -
                                                      1/97), Associate General
                                                      Counsel (1/97 - 12/99),
                                                      Assistant VP (11/92 - 12/93)
                                                      of WRL; VP (3/95 - present),
                                                      Assistant Secretary (3/95 -
                                                      12/97 and 12/99 - present),
                                                      Associate General Counsel
                                                      and Secretary (12/97 -
                                                      12/99) of Series Fund.


*  Located at 570 Carillon Parkway, St. Petersburg, Florida 33716-1202.


------------------------------------------------------------------------------------
Name and Address  Position with Western Reserve  Principal Occupation
                                                 During Past 5 years
------------------------------------------------------------------------------------
Tim Stonehocker*  Senior VP                      Senior VP, WMA Business Unit
                                                 (2000 - present); President (1997 -
                                                 2000) of Academy Life Insurance
                                                 Company; VP (1997 - present) of
                                                 Life Investors Insurance Company
                                                 of America; VP (1997 - present) of
                                                 Bankers United Life Assurance
                                                 Company; VP (1997 - present) of
                                                 Transamerica Life Insurance
                                                 Company (formerly, PFL Life
                                                 Insurance Company, Inc.)
-----------------------------------------------------------------------------------

*  Located at 570 Carillon Parkway, St. Petersburg, Florida 33716-1202.

     Western Reserve holds the assets of the separate account physically segregated and apart from the general account. Western Reserve maintains records of all purchases and sales of portfolio shares by each of the subaccounts. A blanket bond was issued to AEGON USA, Inc. ("AEGON USA") in the aggregate amount of $12 million, covering all of the employees of AEGON USA and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. providing fidelity coverage, covers the activities of registered representatives of AFSG to a limit of $10 million.

Additional Information about the Separate Account

     Western Reserve established the separate account as a separate investment account under Ohio law in 1985. We own the assets in the separate account and are obligated to pay all benefits under the Policies. The separate account is used to support other life insurance policies of Western Reserve, as well as for other purposes permitted by law. The separate account is registered with the SEC as a unit investment trust under the 1940 Act and qualifies as a "separate account" within the meaning of the federal securities laws.

Appendix A
Illustrations
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The following illustrations show how certain values under a sample Policy would change with different rates of fictional investment performance over an extended period of time. In particular, the illustrations show how the death benefit, cash value, and net surrender value under a Policy issued to an insured of a given age, would change over time if the premiums indicated were paid and the return on the assets in the subaccounts were a uniform gross annual rate (before any expenses) of 0%, 6% or 12%. The tables illustrate Policy values that would result based on assumptions that you pay the premiums indicated, you do not change your specified amount, and you do not take any cash withdrawals or Policy loans. The values under the Policy will be different from those shown even if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years shown.

     We based the illustration on page 97 on a Policy for an insured who is a 35 year old male in the Ultimate Select, non-tobacco use rate class, annual premiums of $5,500, a $500,000 specified amount and death benefit Option A. The illustration on that page also assumes cost of insurance charges based on our current cost of insurance rates.

     The illustration on page 98 is based on the same factors as those on page 97, except that cost of insurance rates are based on the guaranteed cost of insurance rates (based on the 1980 Commissioners Standard Ordinary Mortality Table).

     The amounts we show for the death benefits, cash values and net surrender values take into account (1) the daily charge for assuming mortality and expense risks assessed against each subaccount. This charge is equivalent to an annual charge of 0.90% of the average net assets of the subaccounts during the first 15 Policy years (we guarantee to reduce this charge to 0.60% after the first 15 Policy years). We intend to reduce this charge to 0.30% in the 16th Policy year but we do not guarantee that we will do so, and we reserve the right to maintain this charge at the 0.60% level after the 15th Policy year. The following illustrations use 0.30% after the 15th Policy year; (2) estimated daily expenses equivalent to an effective arithmetic average annual expense level of 0.92% of the portfolios' average daily net assets; and (3) all applicable premium expense charges and cash value charges using the current monthly Policy charge. The 0.92% average portfolio expense level assumes an equal allocation of amounts among the 31 subaccounts. We used annualized actual audited expenses incurred during 2000 as shown in the Portfolio Annual Expense Table for the portfolios to calculate the average annual expense level.

     Taking into account the assumed charges of 1.82%, the gross annual investment return rates of 0%, 6% and 12% are equivalent to net annual investment return rates of -1.82%, 4.18%, and 10.18% during the first 15 Policy years and -1.22%, 4.78% and 10.78% thereafter.

     During 2000, AEGON/Transamerica Advisers undertook to pay normal operating expenses of certain Series Fund portfolios that exceeded a certain stated percentage of those portfolios' average daily net assets. AEGON/Transamerica Advisers has undertaken until at least April 30, 2002 to pay expenses to the extent normal operating expenses of certain portfolios of the Series Fund exceed a stated percentage of the portfolio's average daily net assets. For details on these expense limits, the amounts reimbursed by AEGON/Transamerica Advisers during 2000, and the expense ratios without the reimbursements, see the Portfolio Annual Expense Table on page 9 of this prospectus.

     Without these waivers and reimbursements, total annual expenses for the portfolios would have been greater, and the illustrations would have assumed that the assets in the portfolios were subject to an average annual expense level of 1.22%.

     The hypothetical returns shown in the tables are provided only to illustrate the mechanics of a hypothetical policy and do not represent past or future investment rates of return. Tax charges that may be attributable to the separate account are not reflected, because we are not currently making such charges. In order to produce after tax returns of 0%, 6% or 12% if such charges are made in the future, the separate account would have to earn a sufficient amount in excess of 0%, 6% or 12% to cover any tax charges.

     The "Premium Accumulated at 5%" column of each table shows the amount which would accumulate if you invested an amount equal to the premium to earn interest at 5% per year, compounded annually.

     We will furnish, upon request, a comparable illustration reflecting the proposed insured's age, gender, risk classification and desired Policy features.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           HYPOTHETICAL ILLUSTRATIONS
                               MALE ISSUE AGE 35

Specified Amount $500,000                                 Ultimate Select Class
Annual Premium $5,500                                     Option Type A

                     Using Current Cost of Insurance Rates

End of          Premiums                                   DEATH BENEFIT
Policy         Accumulated                      Assuming Hypothetical Gross and Net
Year              at 5%                             Annual Investment Return of
                                    0% (Gross)                 6% (Gross)                12% (Gross)
                              -1.82% (Net) Years 1-15    4.18% (Net) Years 1-15    10.18% (Net) Years 1-15
                              -1.22% (Net) Years 16+     4.78% (Net) Years 16+     10.78% (Net) Years 16+
1                   5,775             500,000                    500,000                    500,000
2                  11,839             500,000                    500,000                    500,000
3                  18,206             500,000                    500,000                    500,000
4                  24,891             500,000                    500,000                    500,000
5                  31,911             500,000                    500,000                    500,000
6                  39,281             500,000                    500,000                    500,000
7                  47,020             500,000                    500,000                    500,000
8                  55,146             500,000                    500,000                    500,000
9                  63,678             500,000                    500,000                    500,000
10                 72,637             500,000                    500,000                    500,000
15                124,616             500,000                    500,000                    500,000
20                190,956             500,000                    500,000                    500,000
30 (AGE 65)       383,684             500,000                    500,000                  1,110,503
40 (AGE 75)       697,619             500,000                    512,834                  2,771,261
50 (AGE 85)     1,208,985             500,000                    866,604                  7,579,495
60 (AGE 95)     2,041,946             500,000                  1,374,867                 20,002,384

End of                                         CASH VALUE
Policy                             Assuming Hypothetical Gross and Net
Year                                   Annual Investment Return of
                     0% (Gross)                 6% (Gross)                12% (Gross)
               -1.82% (Net) Years 1-15    4.18% (Net) Years 1-15    10.18% (Net) Years 1-15
               -1.22% (Net) Years 16+     4.78% (Net) Years 16+     10.78% (Net) Years 16+
1                       4,607                       4,911                      5,216
2                       9,119                      10,016                     10,952
3                      13,527                      15,314                     17,252
4                      17,839                      20,819                     24,180
5                      22,025                      26,507                     31,769
6                      26,083                      32,384                     40,084
7                      30,008                      38,450                     49,194
8                      33,803                      44,714                     59,184
9                      37,405                      51,122                     70,084
10                     40,845                      57,710                     82,020
15                     55,472                      93,449                    161,417
20                     67,786                     138,636                    297,715
30 (AGE 65)            85,666                     268,722                    910,248
40 (AGE 75)            77,539                     479,284                  2,589,963
50 (AGE 85)             6,610                     825,338                  7,218,566
60 (AGE 95)                 *                   1,361,255                 19,804,340

End of                                     NET SURRENDER VALUE
Policy                             Assuming Hypothetical Gross and Net
Year                                   Annual Investment Return of
                     0% (Gross)                 6% (Gross)                12% (Gross)
               -1.82% (Net) Years 1-15    4.18% (Net) Years 1-15    10.18% (Net) Years 1-15
               -1.22% (Net) Years 16+     4.78% (Net) Years 16+     10.78% (Net) Years 16+
1                           0                           0                          0
2                       1,359                       2,256                      3,192
3                       5,767                       7,554                      9,492
4                      10,079                      13,059                     16,420
5                      14,265                      18,747                     24,009
6                      19,099                      25,400                     33,100
7                      23,800                      32,242                     42,986
8                      28,371                      39,282                     53,752
9                      32,749                      46,466                     65,428
10                     36,965                      53,830                     78,140
15                     55,472                      93,449                    161,417
20                     67,786                     138,636                    297,715
30 (AGE 65)            85,666                     268,722                    910,248
40 (AGE 75)            77,539                     479,284                  2,589,963
50 (AGE 85)             6,610                     825,338                  7,218,566
60 (AGE 95)                 *                   1,361,255                 19,804,340

* In the absence of an additional payment, the Policy would lapse.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations by an owner and the different investment rates for the funds. The death benefit, cash value and net surrender value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below that average for individual Policy years. No representation can be made by Western Reserve or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration must be preceded or accompanied by current fund prospectuses.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           HYPOTHETICAL ILLUSTRATIONS
                               MALE ISSUE AGE 35

Specified Amount $500,000                                 Ultimate Select Class
Annual Premium $5,500                                     Option Type A

                     Using Current Cost of Insurance Rates

End of          Premiums                                   DEATH BENEFIT
Policy         Accumulated                      Assuming Hypothetical Gross and Net
Year              at 5%                             Annual Investment Return of
                                    0% (Gross)                 6% (Gross)                12% (Gross)
                              -1.82% (Net) Years 1-15    4.18% (Net) Years 1-15    10.18% (Net) Years 1-15
                              -1.22% (Net) Years 16+     4.78% (Net) Years 16+     10.78% (Net) Years 16+
1                   5,775             500,000                   500,000                     500,000
2                  11,839             500,000                   500,000                     500,000
3                  18,206             500,000                   500,000                     500,000
4                  24,891             500,000                   500,000                     500,000
5                  31,911             500,000                   500,000                     500,000
6                  39,281             500,000                   500,000                     500,000
7                  47,020             500,000                   500,000                     500,000
8                  55,146             500,000                   500,000                     500,000
9                  63,678             500,000                   500,000                     500,000
10                 72,637             500,000                   500,000                     500,000
15                124,616             500,000                   500,000                     500,000
20                190,956             500,000                   500,000                     500,000
30 (AGE 65)       383,684             500,000                   500,000                   1,056,811
40 (AGE 75)       697,619             500,000                   500,000                   2,569,910
50 (AGE 85)     1,208,985             500,000                   611,581                   6,819,155
60 (AGE 95)     2,041,946             500,000                   939,192                  17,033,001

End of                                         CASH VALUE
Policy                             Assuming Hypothetical Gross and Net
Year                                   Annual Investment Return of
                     0% (Gross)                 6% (Gross)                12% (Gross)
               -1.82% (Net) Years 1-15    4.18% (Net) Years 1-15    10.18% (Net) Years 1-15
               -1.22% (Net) Years 16+     4.78% (Net) Years 16+     10.78% (Net) Years 16+
1                       4,607                      4,911                       5,216
2                       9,004                      9,898                      10,830
3                      13,275                     15,047                      16,970
4                      17,419                     20,364                      23,687
5                      21,430                     25,846                      31,034
6                      25,306                     31,497                      39,074
7                      29,036                     37,313                      47,866
8                      32,625                     43,303                      57,493
9                      36,062                     49,464                      68,031
10                     39,350                     55,805                      79,583
15                     53,244                     90,162                     156,452
20                     63,709                    132,466                     287,672
30 (AGE 65)            55,449                    234,139                     866,238
40 (AGE 75)                 *                    360,929                   2,401,785
50 (AGE 85)                 *                    582,458                   6,494,434
60 (AGE 95)                 *                    929,893                  16,864,357

End of                                     NET SURRENDER VALUE
Policy                             Assuming Hypothetical Gross and Net
Year                                   Annual Investment Return of
                     0% (Gross)                 6% (Gross)                12% (Gross)
               -1.82% (Net) Years 1-15    4.18% (Net) Years 1-15    10.18% (Net) Years 1-15
               -1.22% (Net) Years 16+     4.78% (Net) Years 16+     10.78% (Net) Years 16+
1                           0                          0                           0
2                       1,244                      2,138                       3,070
3                       5,515                      7,287                       9,210
4                       9,659                     12,604                      15,927
5                      13,670                     18,086                      23,274
6                      18,322                     24,513                      32,090
7                      22,828                     31,105                      41,658
8                      27,193                     37,871                      52,061
9                      31,406                     44,808                      63,375
10                     35,470                     51,925                      75,703
15                     53,244                     90,162                     156,452
20                     63,709                    132,466                     287,672
30 (AGE 65)            55,449                    234,139                     866,238
40 (AGE 75)                 *                    360,929                   2,401,785
50 (AGE 85)                 *                    582,458                   6,494,434
60 (AGE 95)                 *                    929,893                  16,864,357

* In the absence of an additional payment, the Policy would lapse.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future rates of return. Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations by an owner and the different investment rates of return for the funds. The death benefit, cash value and net surrender value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below that average for individual Policy years. No representation can be made by Western Reserve or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration must be preceded or accompanied by current fund prospectuses.

Appendix B
Wealth Indices of Investments in the U.S. Capital Market
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The information below graphically depicts the growth of $1.00 invested in large company stocks, small company stocks, long-term government bonds, Treasury bills, and hypothetical asset returning the inflation rate over the period from the end of 1925 to the end of 2000. All results assume reinvestment of dividends on stocks or coupons on bonds and no taxes. Transaction costs are not included, except in the small stock index starting in 1982.

     Each of the cumulative index values is initialized at $1.00 at year-end 1925. The graph illustrates that large company stocks and small company stocks have the best performance over the entire 75-year period: investments of $1.00 in these assets would have grown to $2,586.52 and $6,402.23, respectively, by year-end 2000. This higher growth was earned by investments involving substantial risk. In contrast, long-term government bonds (with an approximate 20-year maturity), which exposed the holder to much less risk, grew to only $48.86.

     The lowest-risk strategy over the past 75 years (for those with short-term time horizons) was to buy U.S. Treasury bills. Since U.S. Treasury bills tended to track inflation, the resulting real (inflation-adjusted) returns were near zero for the entire 1925 - 2000 period.

                              [Performance Chart]

                   Compound Annual Rates of Return by Decade

                     1920s*   1930s   1940s   1950s   1960s   1970s   1980s   1990s   2000**
Large Company .....   19.2%   -0.1%    9.2%   19.4%    7.8%    5.9%   17.5%   18.2%   -9.1%
Small Company .....   -4.5     1.4    20.7    16.9    15.5    11.5    15.8    15.1    -3.6
Long-Term Corp. ...    5.2     6.9     2.7     1.0     1.7     6.2    13.0     8.3    12.9
Long-Term Govt. ...    5.0     4.9     3.2    -0.1     1.4     5.5    12.6     9.0    21.5
Inter-Term Govt. ..    4.2     4.6     1.8     1.3     3.5     7.0    11.9     7.2    12.6
Treasury Bills ....    3.7     0.6     0.4     1.9     3.9     6.3     8.9     4.9     5.9
Inflation .........   -1.1    -2.0     5.4     2.2     2.5     7.4     5.1     2.9     3.4

--------------------
*   Based on the period 1926-1929.
**  Based on calendar year 2000 only.

Used with permission. (C)2001 Ibbotson Associates, Inc. All rights reserved. [Certain portions of this work were derived from copyrighted works of Roger G. Ibbotson and Rex Sinquefield.]

Appendix C
Surrender Charge Per Thousand
(Based on the gender and rate class of the insured)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    Male                Male               Female              Female
Issue         Ultimate Select/   Ultimate Standard/   Ultimate Select/   Ultimate Standard/
Age                Select             Standard             Select             Standard
0                    N/A               11.76                 N/A               11.76
1                    N/A                8.16                 N/A                8.16
2                    N/A                8.16                 N/A                8.16
3                    N/A                7.92                 N/A                7.92
4                    N/A                7.68                 N/A                7.68
5                    N/A                7.68                 N/A                7.68
6                    N/A                7.68                 N/A                7.68
7                    N/A                7.68                 N/A                7.68
8                    N/A                7.68                 N/A                7.68
9                    N/A                7.68                 N/A                7.68
10                   N/A                7.68                 N/A                7.68
11                   N/A                7.68                 N/A                7.68
12                   N/A                7.68                 N/A                7.68
13                   N/A                7.92                 N/A                7.92
14                   N/A                8.16                 N/A                8.16
15                   N/A                8.40                 N/A                8.40
16                   N/A                8.52                 N/A                8.52
17                   N/A                8.88                 N/A                8.88
18                  8.72                9.20                8.72                9.20
19                  8.84                9.32                8.84                9.32
20                  8.96                9.44                8.96                9.44
21                  9.16                9.88                9.16                9.64
22                  9.32               10.04                9.32                9.80
23                  9.52               10.24                9.52               10.00
24                  9.68               10.40                9.68               10.40
25                  9.88               10.84                9.88               10.60
26                 10.56               11.28               10.32               11.04
27                 11.00               11.72               10.76               11.48
28                 11.40               12.12               11.16               12.12
29                 12.08               12.80               11.84               12.56
30                 12.52               13.24               12.28               13.00
31                 13.04               14.00               12.80               13.52
32                 13.76               14.48               13.52               14.24
33                 14.28               15.24               14.04               14.76
34                 14.76               15.96               14.52               15.48
35                 15.52               16.48               15.28               16.00

Surrender Charge Per Thousand
(Based on the gender and rate class of the insured)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    Male                Male               Female              Female
Issue         Ultimate Select/   Ultimate Standard/   Ultimate Select/   Ultimate Standard/
Age                Select             Standard             Select             Standard
36                  16.20               17.40              15.96                16.92
37                  17.20               18.40              16.72                17.92
38                  18.12               19.56              17.64                18.60
39                  19.08               20.76              18.36                19.56
40                  20.28               21.96              19.32                20.52
41                  21.64               23.56              20.68                22.12
42                  23.08               25.24              22.12                23.80
43                  24.44               27.08              23.15                25.40
44                  26.04               29.16              23.86                26.96
45                  27.44               31.04              24.59                27.83
46                  28.72               32.80              25.38                28.76
47                  29.84               34.56              26.22                29.73
48                  31.00               36.32              27.11                30.75
49                  32.24               38.32              28.04                31.84
50                  33.56               40.56              29.05                32.99
51                  34.98               42.56              30.11                34.20
52                  36.49               45.24              31.24                35.48
53                  38.10               47.68              32.45                36.84
54                  39.83               50.84              33.72                38.28
55                  41.68               53.28              35.09                39.79
56                  43.63               55.79              36.54                41.39
57                  45.74               57.00              38.08                43.06
58                  47.98               57.00              39.74                44.88
59                  50.38               57.00              41.54                46.85
60                  52.97               57.00              43.47                48.97
61                  55.74               57.00              45.57                51.26
62                  57.00               57.00              47.82                53.73
63                  57.00               57.00              50.26                56.41
64                  57.00               57.00              52.88                57.00
65                  57.00               57.00              55.68                57.00
66 and over         57.00               57.00              57.00                57.00

Index to Financial Statements
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

WRL Series Life Account:

Statements of Assets and Liabilities at March 31, 2001 (unaudited)

Statements of Operations for the period ended March 31, 2001 (unaudited)

Statements of Changes in Net Assets for the period ended March 31, 2001 (unaudited)

Financial Highlights for the period ended March 31, 2001 (unaudited)

Notes to Financial Statements (unaudited)

Report of Independent Auditors dated January 31, 2001

Report of Independent Certified Public Accountants dated February 16, 2000

Statements of Assets and Liabilities at December 31, 2000

Statements of Operations for the period ended December 31, 2000

Statements of Changes in Net Assets for the periods ended December 31, 2000 and 1999

Financial Highlights for the periods ended December 31, 2000, 1999, 1998, 1997 and 1996

Notes to the Financial Statements


Western Reserve Life Assurance Co. of Ohio

Statutory-Basis Balance Sheet as of March 31, 2001 (unaudited)

Statutory-Basis Statement of Operations for the three months ended March 31, 2001 (unaudited)

Statutory-Basis Statement of Changes in Capital and Surplus for the three months ended March 31, 2001 (unaudited)

Statutory-Basis Statement of Cash Flow for the three months ended March 31, 2001 (unaudited)

Notes to Statutory-Basis Financial Statements (unaudited)

Report of Independent Auditors dated February 15, 2001

Statutory-Basis Balance Sheets at December 31, 2000 and 1999

Statutory-Basis Statements of Operations for the years ended December 31, 2000, 1999 and 1998

Statutory-Basis Statements of Changes in Capital and Surplus for the years ended December 31, 2000, 1999 and 1998

Statutory-Basis Statements of Cash Flow for the years ended December 31, 2000, 1999 and 1998

Notes to Statutory-Basis Financial Statements

Statutory-Basis Financial Statement Schedules


AG08205-7/2001

WRL Series Life Account
Statements of Assets and Liabilities
At March 31, 2001
All Amounts (except per unit amounts) in Thousands
(unaudited)

                                                                                               WRL
                                               WRL        WRL         WRL         WRL         LKCM
                                           J.P.Morgan    AEGON       Janus       Janus      Strategic
                                          Money Market    Bond       Growth      Global   Total Return
                                           Subaccount  Subaccount  Subaccount  Subaccount  Subaccount

Assets:
  Investment in securities:
    Number of shares....................      75,575       2,817       20,149      16,945      6,636
                                            ========    ========    =========   =========   ========
    Cost................................    $ 75,575    $ 32,201    $ 965,092   $ 416,059   $ 97,943
                                            ========    ========    =========   =========   ========
  Investment, at net asset value........    $ 75,575    $ 32,334    $ 717,294   $ 336,353   $ 92,645
  Dividend receivable...................         277           0            0           0          0
  Transfers receivable from depositor...         633           0            0           0          0
                                            --------    --------    ---------   ---------   --------
    Total assets........................      76,485      32,334      717,294     336,353     92,645
                                            --------    --------    ---------   ---------   --------
Liabilities:
  Accrued expenses......................           2           1           17           8          3
  Transfers payable to depositor........           0           5          126          68          0
                                            --------    --------    ---------   ---------   --------
    Total liabilities...................           2           6          143          76          3
                                            --------    --------    ---------   ---------   --------
    Net assets..........................    $ 76,483    $ 32,328    $ 717,151   $ 336,277   $ 92,642
                                            ========    ========    =========   =========   ========
Net Assets Consists of:
  Policy owners' equity.................    $ 76,483    $ 32,328    $ 717,151   $ 336,277   $ 92,642
  Depositor's equity....................           0           0            0           0          0
                                            --------    --------    ---------   ---------   --------
    Net assets applicable to units
      outstanding.......................    $ 76,483    $ 32,328    $ 717,151   $ 336,277   $ 92,642
                                            ========    ========    =========   =========   ========
  Policy owners' units..................       4,110       1,299        9,315      12,801      4,552
  Depositor's units.....................           0           0            0           0          0
                                            --------    --------    ---------   ---------   --------
    Units outstanding...................       4,110       1,299        9,315      12,801      4,552
                                            ========    ========    =========   =========   ========
    Accumulation unit value.............    $  18.61    $  24.88    $   76.99   $   26.27   $  20.35
                                            ========    ========    =========   =========   ========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Assets and Liabilities
At March 31, 2001
All Amounts (except per unit amounts) in Thousands
(unaudited)

                                               WRL        WRL                     WRL          WRL
                                           Van Kampen    Alger        WRL      Federated      Dean
                                            Emerging   Aggressive    AEGON      Growth &     Asset
                                             Growth      Growth     Balanced     Income    Allocation
                                           Subaccount  Subaccount  Subaccount  Subaccount  Subaccount

Assets:
  Investment in securities:
    Number of shares....................       19,262      14,444      1,654       2,458       2,884
                                            =========   =========   ========    ========    ========
    Cost................................    $ 812,499   $ 311,507   $ 20,518    $ 30,842    $ 39,059
                                            =========   =========   ========    ========    ========
  Investment, at net asset value            $ 434,737   $ 229,085   $ 20,478    $ 34,197    $ 38,531
  Dividend receivable...................            0           0          0           0           0
  Transfers receivable from depositor...            0           0          0         502          19
                                            ---------   ---------   --------    --------    --------
    Total assets........................      434,737     229,085     20,478      34,699      38,550
                                            ---------   ---------   --------    --------    --------
Liabilities:
  Accrued expenses......................           10           5          0           1           1
  Transfers payable to depositor........          787           3          1           0           0
                                            ---------   ---------   --------    --------    --------
    Total liabilities...................          797           8          1           1           1
                                            ---------   ---------   --------    --------    --------
    Net assets..........................    $ 433,940   $ 229,077   $ 20,477    $ 34,698    $ 38,549
                                            =========   =========   ========    ========    ========
Net Assets Consists of:
  Policy owners' equity.................    $ 433,940   $ 229,077   $ 20,477    $ 34,698    $ 38,549
  Depositor's equity....................            0           0          0           0           0
                                            ---------   ---------   --------    --------    --------
    Net assets applicable to units
      outstanding.......................    $ 433,940   $ 229,077   $ 20,477    $ 34,698    $ 38,549
                                            =========   =========   ========    ========    ========
  Policy owners' units..................       10,073       9,313      1,356       1,685       2,091
  Depositor's units.....................            0           0          0           0           0
                                            ---------   ---------   --------    --------    --------
    Units outstanding...................       10,073       9,313      1,356       1,685       2,091
                                            =========   =========   ========    ========    ========
    Accumulation unit value.............    $   43.08   $   24.60   $  15.11    $  20.59    $  18.44
                                            =========   =========   ========    ========    ========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Assets and Liabilities
At March 31, 2001
All Amounts (except per unit amounts) in Thousands
(unaudited)

                                                                        WRL                       WRL
                                               WRL         WRL          GE            WRL        Third
                                            C.A.S.E.       NWQ     International      GE         Avenue
                                             Growtht  Value Equity     Equity     U.S. Equity    Value
                                           Subaccount  Subaccount    Subaccount   Subaccount  Subaccount

Assets:
  Investment in securities:
    Number of shares....................       2,338       2,129          794         2,065       1,562
                                            ========    ========     ========      ========    ========
    Cost................................    $ 32,191    $ 29,061     $  9,768      $ 31,086    $ 20,677
                                            ========    ========     ========      ========    ========
  Investment, at net asset value........    $ 23,099    $ 30,211     $  7,158      $ 28,348    $ 20,949
  Dividend receivable...................           0           0            0             0           0
  Transfers receivable from depositor...           0          15            0            48         134
                                            --------    --------     --------      --------    --------
    Total assets........................      23,099      30,226        7,158        28,396      21,083
                                            --------    --------     --------      --------    --------
Liabilities:
  Accrued expenses......................           0           1            0             1           0
  Transfers payable to depositor........          19           0           32             0           0
                                            --------    --------     --------      --------    --------
    Total liabilities...................          19           1           32             1           0
                                            --------    --------     --------      --------    --------
    Net assets..........................    $ 23,080    $ 30,225     $  7,126      $ 28,395    $ 21,083
                                            ========    ========     ========      ========    ========
Net Assets Consists of:
  Policy owners' equity.................    $ 23,080    $ 30,225     $  7,126      $ 28,395    $ 21,083
  Depositor's equity....................           0           0            0             0           0
                                            --------    --------     --------      --------    --------
    Net assets applicable to units
      outstanding.......................    $ 23,080    $ 30,225     $  7,126      $ 28,395    $ 21,083
                                            ========    ========     ========      ========    ========
  Policy owners' units..................       1,849       1,909          659         1,755       1,519
  Depositor's units.....................           0           0            0             0           0
                                            --------    --------     --------      --------    --------
    Units outstanding...................       1,849       1,909          659         1,755       1,519
                                            ========    ========     ========      ========    ========
    Accumulation unit value.............    $  12.48    $  15.84     $  10.82      $  16.18    $  13.88
                                            ========    ========     ========      ========    ========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Assets and Liabilities

At March 31, 2001
All Amounts (except per unit amounts) in Thousands
(unaudited)

                                               WRL                                 WRL
                                               J.P.         WRL                  T. Rowe       WRL
                                              Morgan      Goldman      WRL         Price     T. Rowe
                                           Real Estate     Sachs      Munder     Dividend     Price
                                            Securities    Growth       Net50      Growth     Small Cap
                                            Subaccount  Subaccount  Subaccount   Subaccount Subaccount
Assets:
 Investment in securities:
  Number of shares......................            286         176         201         147         246
                                           ============ =========== =========== =========== ===========
  Cost..................................   $      2,865 $     1,979 $     2,233 $     1,428 $     3,236
                                           ============ =========== =========== =========== ===========
 Investment, at net asset value.........   $      2,930 $     1,638 $     2,031 $     1,380 $     2,396
 Dividend receivable....................              0           0           0           0           0
 Transfers receivable from depositor....              9           0           0           0           0
                                           ------------ ----------- ----------- ----------- -----------
  Total assets..........................          2,939       1,638       2,031       1,380       2,396
                                           ------------ ----------- ----------- ----------- -----------
Liabilities:
 Accrued expenses.......................              0           0           0           0           0
 Transfers payable to depositor.........              0          35          40          16          11
                                           ------------ ----------- ----------- ----------- -----------
  Total liabilities.....................              0          35          40          16          11
                                           ------------ ----------- ----------- ----------- -----------
  Net assets............................   $      2,939 $     1,603 $     1,991 $     1,364 $     2,385
                                           ============ =========== =========== =========== ===========
Net Assets Consists of:
 Policy owners' equity..................   $      2,939 $     1,603 $     1,991 $     1,364 $     2,385
 Depositor's equity.....................              0           0           0           0           0
                                           ------------ ----------- ----------- ----------- -----------
  Net assets applicable to units
    outstanding.........................   $      2,939 $     1,603 $     1,991 $     1,364 $     2,385
                                           ============ =========== =========== =========== ===========
 Policy owners' units...................            286         179         199         148         267
 Depositor's units......................              0           0           0           0           0
                                           ------------ ----------- ----------- ----------- -----------
  Units outstanding.....................            286         179         199         148         267
                                           ============ =========== =========== =========== ===========
  Accumulation unit value...............   $      10.27 $      8.95 $     10.00 $      9.25 $      8.93
                                           ============ =========== =========== =========== ===========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Assets and Liabilities

At March 31, 2001
All Amounts (except per unit amounts) in Thousands
(unaudited)

                                                         WRL
                                                       Pilgrim                    WRL          WRL
                                               WRL     Baxter         WRL      Value Line     Great
                                             Salomon   Mid Cap       Dreyfus   Aggressive   Companies -
                                             All Cap   Growth        Mid Cap     Growth     America/SM/
                                           Subaccount Subaccount   Subaccount  Subaccount   Subaccount
Assets:
 Investment in securities:
  Number of shares......................        1,318       2,693         234         113       1,018
                                          =========== =========== =========== =========== ===========
  Cost..................................  $    17,425 $    56,245 $     2,742 $     1,171 $    10,681
                                          =========== =========== =========== =========== ===========
 Investment, at net asset value.........  $    17,126 $    25,447 $     2,450 $       889 $     9,788
 Dividend receivable....................            0           0           0           0           0
 Transfers receivable from depositor....            0          68           0           0          25
                                          ----------- ----------- ----------- ----------- -----------
  Total assets..........................       17,126      25,515       2,450         889       9,813
                                          ----------- ----------- ----------- ----------- -----------
Liabilities:
 Accrued expenses.......................            0           0           0           0           0
 Transfers payable to depositor.........            6           0          14           0           0
                                          ----------- ----------- ----------- ----------- -----------
  Total liabilities.....................            6           0          14           0           0
                                          ----------- ----------- ----------- ----------- -----------
  Net assets............................  $    17,120 $    25,515 $     2,436 $       889 $     9,813
                                          =========== =========== =========== =========== ===========
Net Assets Consists of:
 Policy owners' equity..................  $    17,120 $    25,515 $     2,436 $       733 $     9,622
 Depositor's equity.....................            0           0           0         156         191
                                          ----------- ----------- ----------- ----------- -----------
  Net assets applicable to units
    outstanding.........................  $    17,120 $    25,515 $     2,436 $       889 $     9,813
                                          =========== =========== =========== =========== ===========
 Policy owners' units...................        1,367       3,006         244          94       1,010
 Depositor's units......................            0           0           0          20          20
                                          ----------- ----------- ----------- ----------- -----------
  Units outstanding.....................        1,367       3,006         244         114       1,030
                                          =========== =========== =========== =========== ===========
  Accumulation unit value...............  $     12.52 $      8.49 $      9.98 $      7.83 $      9.53
                                          =========== =========== =========== =========== ===========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Assets and Liabilities

At March 31, 2001
All Amounts (except per unit amounts) in Thousands
(unaudited)

                                                WRL          WRL         WRL         WRL
                                               Great        Great      Gabelli      LKCM
                                            Companies-   Companies-    Global      Capital
                                           Technology/SM/  Global/2/   Growth      Growth
                                            Subaccount   Subaccount  Subaccount  Subaccount
Assets:
 Investment in securities:
  Number of shares......................             623         104         320           7
                                           ============= =========== =========== ===========
  Cost..................................   $       5,094 $       855 $     2,951 $        73
                                           ============= =========== =========== ===========
 Investment, at net asset value.........   $       2,846 $       730 $     2,733 $        62
 Dividend receivable....................               0           0           0           0
 Transfers receivable from depositor....               0           0          13           0
                                           ------------- ----------- ----------- -----------
  Total assets..........................           2,846         730       2,746          62
                                           ------------- ----------- ----------- -----------
Liabilities:
 Accrued expenses.......................               0           0           0           0
 Transfers payable to depositor.........               1           7           0           0
                                           ------------- ----------- ----------- -----------
  Total liabilities.....................               1           7           0           0
                                           ------------- ----------- ----------- -----------
  Net assets............................   $       2,845 $       723 $     2,746 $        62
                                           ============= =========== =========== ===========
Net Assets Consists of:
 Policy owners' equity..................   $       2,755 $       706 $     2,725 $        42
 Depositor's equity.....................              90          17          21          20
                                           ------------- ----------- ----------- -----------
  Net assets applicable to units
    outstanding.........................   $       2,845 $       723 $     2,746 $        62
                                           ============= =========== =========== ===========
 Policy owners' units...................             608         101         321           5
 Depositor's units......................              20           3           3           3
                                           ------------- ----------- ----------- -----------
  Units outstanding.....................             628         104         324           8
                                           ============= =========== =========== ===========
  Accumulation unit value...............   $        4.53 $      6.97 $      8.49 $      7.88
                                           ============= =========== =========== ===========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Assets and Liabilities
At March 31, 2001
All Amounts (except per unit amounts) in Thousands
(unaudited)

                                            Fidelity VIP
                                                III        Fidelity VIP
                                               Growth           II       Fidelity VIP
                                           Opportunities  Contrafund(R)  Equity-Income
                                             Subaccount     Subaccount     Subaccount
Assets:
 Investment in securities:
  Number of shares......................             44             65             58
                                         ============== ============== ==============
  Cost.................................. $          817 $        1,523 $        1,397
                                         ============== ============== ==============
 Investment, at net asset value......... $          660 $        1,290 $        1,303
 Dividend receivable....................              0              0              0
 Transfers receivable from depositor....              0              0              5
                                         -------------- -------------- --------------
  Total assets..........................            660          1,290          1,308
                                         -------------- -------------- --------------
Liabilities:
 Accrued expenses.......................              0              0              0

 Transfers payable to depositor.........              0              0              0
                                         -------------- -------------- --------------
  Total liabilities.....................              0              0              0
                                         -------------- -------------- --------------
  Net assets............................ $          660 $        1,290 $        1,308
                                         ============== ============== ==============
Net Assets Consists of:
 Policy owners' equity.................. $          642 $        1,270 $        1,282
 Depositor's equity.....................             18             20             26
  Net assets applicable to units         -------------- -------------- --------------
    outstanding......................... $          660 $        1,290 $        1,308
                                         ============== ============== ==============
 Policy owners' units...................             89            156            125
 Depositor's units......................              2              2              2
                                         -------------- -------------- --------------
  Units outstanding.....................             91            158            127
                                         ============== ============== ==============
  Accumulation unit value............... $         7.24 $         8.14 $        10.30
                                         ============== ============== ==============

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Operations
For the Period Ended March 31, 2001
All Amounts in Thousands
(unaudited)

                                                               WRL                                                  WRL
                                                           J.P. Morgan     WRL          WRL          WRL           LKCM
                                                              Money       AEGON        Janus        Janus       Strategic
                                                              Market       Bond        Growth       Global     Total Return
                                                           Subaccount   Subaccount   Subaccount   Subaccount    Subaccount
Investment Income:
    Dividend income ....................................       $795        $  0      $       0     $      0       $     0
    Capital gain distributions .........................          0           0              0            0             0
                                                               ----        ----      ---------     --------       -------
        Total investment income ........................        795           0              0            0             0
Expenses:
    Mortality and expense risk .........................        126          62          1,987          851           211
                                                               ----        ----      ---------     --------       -------
        Net investment income (loss) ...................        669         (62)        (1,987)        (851)         (211)
                                                               ----        ----      ---------     --------       -------
Realized and Unrealized Gain (Loss):
    Net realized gain (loss) on investment securities ..          0          (8)         5,845        3,305           315
    Change in unrealized appreciation (depreciation) ...          0         837       (244,734)     (73,757)       (6,552)
                                                               ----        ----      ---------     --------       -------
        Net gain (loss) on investment securities .......          0         829       (238,889)     (70,452)       (6,237)
                                                               ----        ----      ---------     --------       -------
          Net increase (decrease) in net assets
            resulting from operations ..................       $669        $767      $(240,876)    $(71,303)      $(6,448)
                                                               ====        ====      =========     ========       =======

                                                              WRL          WRL                       WRL           WRL
                                                           Van Kampen     Alger         WRL       Federated        Dean
                                                            Emerging    Aggressive     AEGON       Growth &       Asset
                                                             Growth       Growth      Balanced      Income      Allocation
                                                           Subaccount   Subaccount   Subaccount   Subaccount    Subaccount
Investment Income:
    Dividend income ....................................   $       0     $      0     $     0        $  0          $  0
    Capital gain distributions .........................           0            0           0           0             0
                                                           ---------     --------     -------        ----          ----
        Total investment income ........................           0            0           0           0             0
Expenses:
    Mortality and expense risk .........................       1,140          576          46          65            80
                                                           ---------     --------     -------        ----          ----
        Net investment income (loss) ...................      (1,140)        (576)        (46)        (65)          (80)
                                                           ---------     --------     -------        ----          ----
Realized and Unrealized Gain (Loss):
    Net realized gain (loss) on investment securities ..     (54,736)         865          46          41             6
    Change in unrealized appreciation (depreciation) ...     (84,685)     (54,606)     (1,301)        949           396
                                                           ---------     --------     -------        ----          ----
        Net gain (loss) on investment securities .......    (139,421)     (53,741)     (1,255)        990           402
                                                           ---------     --------     -------        ----          ----
          Net increase (decrease) in net assets
            resulting from operations ..................   $(140,561)    $(54,317)    $(1,301)       $925          $322
                                                           =========     ========     =======        ====          ====

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Operations
For the Period Ended March 31, 2001
All Amounts in Thousands
(unaudited)

                                                                                           WRL            WRL          WRL
                                                              WRL           WRL             GE             GE         Third
                                                            C.A.S.E.        NWQ        International      U.S.        Avenue
                                                             Growth     Value Equity      Equity         Equity       Value
                                                           Subaccount    Subaccount     Subaccount     Subaccount   Subaccount
Investment Income:
    Dividend income ....................................    $     0        $   0         $     0        $     0        $   0
    Capital gain distributions .........................          0            0               0              0            0
                                                            -------        -----         -------        -------        -----
        Total investment income ........................          0            0               0              0            0
Expenses:
    Mortality and expense risk .........................         55           65              17             66           42
                                                            -------        -----         -------        -------        -----
        Net investment income (loss) ...................        (55)         (65)            (17)           (66)         (42)
                                                            -------        -----         -------        -------        -----
Realized and Unrealized Gain (Loss):
    Net realized gain (loss) on investment securities ..       (489)           9            (195)            19          276
    Change in unrealized appreciation (depreciation) ...       (704)        (425)           (869)        (2,609)        (795)
                                                            -------        -----         -------        -------        -----
        Net gain (loss) on investment securities .......     (1,193)        (416)         (1,064)        (2,590)        (519)
                                                            -------        -----         -------        -------        -----
          Net increase (decrease) in net assets
            resulting from operations ..................    $(1,248)       $(481)        $(1,081)       $(2,656)       $(561)
                                                            =======        =====         =======        =======        =====

                                                              WRL           WRL                             WRL            WRL
                                                           J.P. Morgan    Goldman          WRL            T. Rowe        T. Rowe
                                                           Real Estate     Sachs          Munder           Price          Price
                                                           Securities      Growth          Net50      Dividend Growth   Small Cap
                                                           Subaccount    Subaccount     Subaccount      Subaccount      Subaccount
Investment Income:
    Dividend income ....................................      $   0        $   0          $   0            $   0          $   0
    Capital gain distributions .........................          0            0              0                0              0
                                                              -----        -----          -----            -----          -----
        Total investment income ........................          0            0              0                0              0
Expenses:
    Mortality and expense risk .........................          6            4              3                3              6
                                                              -----        -----          -----            -----          -----
        Net investment income (loss) ...................         (6)          (4)            (3)              (3)            (6)
                                                              -----        -----          -----            -----          -----
Realized and Unrealized Gain (Loss):
    Net realized gain (loss) on investment securities ..          6           (2)            (7)              36            (82)
    Change in unrealized appreciation (depreciation) ...        (35)        (235)          (172)            (138)          (484)
                                                              -----        -----          -----            -----          -----
        Net gain (loss) on investment securities .......        (29)        (237)          (179)            (102)          (566)
                                                              -----        -----          -----            -----          -----
          Net increase (decrease) in net assets
            resulting from operations ..................      $ (35)       $(241)         $(182)           $(105)         $(572)
                                                              =====        =====          =====            =====          =====


See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Operations
For the Period Ended March 31, 2001
All Amounts in Thousands
(unaudited)

                                                                                                                           WRL
                                                             WRL            WRL            WRL             WRL            Great
                                                           Salomon     Pilgrim Baxter    Dreyfus       Value Line      Companies -
                                                           All Cap     Mid Cap Growth    Mid Cap    Aggressive Growth  America/SM/
                                                          Subaccount     Subaccount     Subaccount     Subaccount      Subaccount
Investment Income:
    Dividend income ....................................    $   0         $      0        $   0           $   0          $     0
    Capital gain distributions .........................        0                0            0               0                0
                                                            -----         --------        -----           -----          -------
        Total investment income ........................        0                0            0               0                0
Expenses:
    Mortality and expense risk .........................       27               78            5               2               20
                                                            -----         --------        -----           -----          -------
        Net investment income (loss) ...................      (27)             (78)          (5)             (2)             (20)
                                                            -----         --------        -----           -----          -------
Realized and Unrealized Gain (Loss):
    Net realized gain (loss) on investment securities ..        2           (1,913)         (15)            (37)              22
    Change in unrealized appreciation (depreciation) ...     (375)         (13,722)        (270)            (99)          (1,595)
                                                            -----         --------        -----           -----          -------
        Net gain (loss) on investment securities .......     (373)         (15,635)        (285)           (136)          (1,573)
                                                            -----         --------        -----           -----          -------
          Net increase (decrease) in net assets
            resulting from operations ..................    $(400)        $(15,713)       $(290)          $(138)         $(1,593)
                                                            =====         ========        =====           =====          =======

                                                                WRL             WRL          WRL          WRL
                                                               Great           Great       Gabelli        LKCM
                                                            Companies -     Companies -     Global      Capital
                                                           Technology/SM/    Global/2/      Growth       Growth
                                                             Subaccount     Subaccount    Subaccount   Subaccount
Investment Income:
    Dividend income ....................................      $     0          $   0        $   0         $  0
    Capital gain distributions .........................            0              0            0            0
                                                              -------          -----        -----         ----
        Total investment income ........................            0              0            0            0
Expenses:
    Mortality and expense risk .........................            8              1            4            0
                                                              -------          -----        -----         ----
        Net investment income (loss) ...................           (8)            (1)          (4)           0
                                                              -------          -----        -----         ----
Realized and Unrealized Gain (Loss):
    Net realized gain (loss) on investment securities ..         (570)           (16)          (5)           0
    Change in unrealized appreciation (depreciation) ...         (943)          (110)        (185)         (11)
                                                              -------          -----        -----         ----
        Net gain (loss) on investment securities .......       (1,513)          (126)        (190)         (11)
                                                              -------          -----        -----         ----
          Net increase (decrease) in net assets
            resulting from operations ..................      $(1,521)         $(127)       $(194)        $(11)
                                                              =======          =====        =====         ====

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Operations
For the Period Ended March 31, 2001
All Amounts in Thousands
(unaudited)

                                                           Fidelity VIP III
                                                                Growth        Fidelity VIP II   Fidelity VIP
                                                            Opportunities     Contrafund/(R)/   Equity-Income
                                                              Subaccount         Subaccount      Subaccount
Investment Income:
    Dividend income ....................................        $   2              $   9            $  13
    Capital gain distributions .........................            0                 33               37
                                                                -----              -----            -----
        Total investment income ........................            2                 42               50
Expenses:
    Mortality and expense risk .........................            1                  3                2
                                                                -----              -----            -----
        Net investment income (loss) ...................            1                 39               48
                                                                -----              -----            -----
Realized and Unrealized Gain (Loss):
    Net realized gain (loss) on investment securities ..          (21)               (20)             (11)
    Change in unrealized appreciation (depreciation) ...          (87)              (186)            (107)
                                                                -----              -----            -----
        Net gain (loss) on investment securities .......         (108)              (206)            (118)
                                                                -----              -----            -----
          Net increase (decrease) in net assets
            resulting from operations ..................        $(107)             $(167)           $ (70)
                                                                =====              =====            =====

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Period Ended
All Amounts in Thousands
(unaudited)

                                                      WRL                      WRL                       WRL
                                                  J.P. Morgan                 AEGON                     Janus
                                                 Money Market                 Bond                     Growth
                                                  Subaccount                Subaccount                Subaccount
                                             -----------------------  -----------------------  ------------------------
                                             March 31,  December 31,  March 31,  December 31,  March 31,   December 31,
                                             ---------  ------------  ---------  ------------  ---------   ------------
                                                2001        2000         2001        2000        2001         2000
                                             ---------  ------------  ---------  ------------  ---------   ------------
Operations:
  Net investment income (loss).............. $    669     $  2,389     $    (62)    $  1,147    $  (1,987)  $   152,896
  Net gain (loss) on investment securities..        0            0          829        1,222     (238,889)     (555,143)
                                             --------     --------     --------     --------    ---------   -----------
  Net increase (decrease) in net assets
    resulting from operations...............      669        2,389          767        2,369     (240,876)     (402,247)
                                             --------     --------     --------     --------    ---------   -----------
Capital Unit Transactions:
  Proceeds from units sold (transferred)....   17,828       12,540        6,657          897       28,493       168,047
                                             --------     --------     --------     --------    ---------   -----------
  Less cost of units redeemed:
    Administrative charges..................      987        3,274          614        2,341       18,185        69,288
    Policy loans............................      370        1,672          227        1,361        6,202        44,968
    Surrender benefits......................      929        5,687          178          735        6,680        38,262
    Death benefits..........................        7           87           12           23          414         6,224
                                              --------    --------     --------     --------    ---------   -----------
                                                2,293       10,720        1,031        4,460       31,481       158,742
                                              --------    --------     --------     --------    ---------   -----------
    Increase (decrease) in net assets from
      capital unit transactions.............   15,535        1,820        5,626       (3,563)      (2,988)        9,305
                                             --------     --------     --------     --------    ---------   -----------
    Net increase (decrease) in net assets...   16,204        4,209        6,393       (1,194)    (243,864)     (392,942)
  Depositor's equity contribution
    (net redemption)........................        0            0            0            0            0             0
Net Assets:
  Beginning of period.......................   60,279       56,070       25,935       27,129      961,015     1,353,957
                                             --------     --------     --------     --------    ---------   -----------
  End of period............................. $ 76,483     $ 60,279     $ 32,328     $ 25,935    $ 717,151   $   961,015
                                             ========     ========     ========     ========    =========   ===========
Unit Activity:
  Units outstanding - beginning of period...    3,278        3,206        1,072        1,232        9,366         9,293
  Units issued..............................    7,366       50,376          335          427          717         2,459
  Units redeemed............................   (6,534)     (50,304)        (108)        (587)        (768)       (2,386)
                                             --------     --------     --------     --------    ---------   -----------
  Units outstanding - end of period.........    4,110        3,278        1,299        1,072        9,315         9,366
                                             ========     ========     ========     ========    =========   ===========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Period Ended
All Amounts in Thousands
(unaudited)

                                                                                WRL                     WRL
                                                       WRL                      LKCM                Van Kampen
                                                      Janus                   Strategic              Emerging
                                                      Global                Total Return              Growth
                                                    Subaccount               Subaccount              Subaccount
                                             -----------------------  -----------------------  ------------------------
                                             March 31,  December 31,  March 31,  December 31,  March 31,   December 31,
                                             ---------  ------------  ---------  ------------  ---------   ------------
                                                2001        2000         2001        2000        2001         2000
                                             ---------  ------------  ---------  ------------  ---------   ------------
Operations:
  Net investment income (loss).............. $    (851)   $  98,726    $   (211)   $   7,415   $  (1,140)    $ 168,610

  Net gain (loss) on investment securities..   (70,452)    (191,334)     (6,237)     (12,297)   (139,421)     (261,688)
                                             ---------    ---------    --------    ---------   ---------     ---------
  Net increase (decrease) in net assets
    resulting from operations...............   (71,303)     (92,608)     (6,448)      (4,882)   (140,561)      (93,078)
                                             ---------    ---------    --------    ---------   ---------     ---------
Capital Unit Transactions:
  Proceeds from units sold (transferred)....    10,924      112,253       3,808       10,776      12,042       145,357
                                             ---------    ---------    --------    ---------   ---------     ---------
  Less cost of units redeemed:
    Administrative charges..................     8,251       31,746       2,002        7,939       9,814        35,247
    Policy loans............................     2,090       15,396         449        2,710       3,188        22,735
    Surrender benefits......................     2,999       12,985         705        2,844       4,428        20,687
    Death benefits..........................       113          907          28          600         313         1,538
                                             ---------    ---------    --------    ---------   ---------     ---------
                                                13,453       61,034       3,184       14,093      17,743        80,207
                                             ---------    ---------    --------    ---------   ---------     ---------
    Increase (decrease) in net assets from
      capital unit transactions.............    (2,529)      51,219         624       (3,317)     (5,701)       65,150
                                             ---------    ---------    --------    ---------   ---------     ---------
    Net increase (decrease) in net assets...   (73,832)     (41,389)     (5,824)      (8,199)   (146,262)      (27,928)
  Depositor's equity contribution
    (net redemption)........................         0            0           0            0           0             0
Net Assets:
  Beginning of period.......................   410,109      451,498      98,466      106,665     580,202       608,130
                                             ---------    ---------    --------    ---------   ---------     ---------
  End of period............................. $ 336,277    $ 410,109    $ 92,642    $  98,466   $ 433,940     $ 580,202
                                             =========    =========    ========    =========   =========     =========
Unit Activity:
  Units outstanding - beginning of period...    12,899       11,605       4,523        4,674      10,226         9,357
  Units issued..............................       963        4,570         344        1,327       2,104        11,606
  Units redeemed............................    (1,061)      (3,276)       (315)      (1,478)     (2,257)      (10,737)
                                             ---------    ---------    --------    ---------   ---------     ---------
  Units outstanding - end of period.........    12,801       12,899       4,552        4,523      10,073        10,226
                                             =========    =========    ========    =========   =========     =========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Period Ended
All Amounts in Thousands
(unaudited)

                                                       WRL                     WRL                      WRL
                                                      Alger                   AEGON                  Federated
                                                Aggressive Growth            Balanced             Growth & Income
                                                    Subaccount              Subaccount               Subaccount
                                             -----------------------  -----------------------  ------------------------
                                             March 31,  December 31,  March 31,  December 31,  March 31,   December 31,
                                             ---------  ------------  ---------  ------------  ---------   ------------
                                                2001        2000         2001        2000        2001         2000
                                             ---------  ------------  ---------  ------------  ---------   ------------
Operations:
  Net investment income (loss).............. $    (576)  $  41,268     $    (46)  $     215      $    (65)   $   1,001
  Net gain (loss) on investment securities..   (53,741)   (168,747)      (1,255)        742           990        4,230
                                             ---------   ---------     --------   ---------      --------    ---------
  Net increase (decrease) in net assets
    resulting from operations...............   (54,317)   (127,479)      (1,301)        957           925        5,231
                                             ---------   ---------     --------   ---------      --------    ---------
Capital Unit Transactions:
  Proceeds from units sold (transferred)....    14,005     103,588        1,643       4,955         7,872        7,863
                                             ---------   ---------     --------   ---------      --------    ---------
  Less cost of units redeemed:
    Administrative charges..................     7,269      26,734          561       2,124           671        2,328
    Policy loans............................     1,713      12,341           99         442            91          628
    Surrender benefits......................     1,735      10,374          150         559           215          534
    Death benefits..........................        66         666            7          18             5          110
                                             ---------   ---------     --------   ---------      --------    ---------
                                                10,783      50,115          817       3,143           982        3,600
                                             ---------   ---------     --------   ---------      --------    ---------
    Increase (decrease) in net assets from
      capital unit transactions.............     3,222      53,473          826       1,812         6,890        4,263
                                             ---------   ---------     --------   ---------      --------    ---------
    Net increase (decrease) in net assets...   (51,095)    (74,006)        (475)      2,769         7,815        9,494
  Depositor's equity contribution
    (net redemption)........................         0           0            0           0             0            0
Net Assets:
  Beginning of period.......................   280,172     354,178       20,952      18,183        26,883       17,389
                                             ---------   ---------     --------   ---------      --------    ---------
  End of period............................. $ 229,077   $ 280,172     $ 20,477   $  20,952      $ 34,698    $ 26,883
                                             =========   =========     ========   =========      ========    ========
Unit Activity:
  Units outstanding - beginning of period...     9,215       7,928        1,303       1,186         1,349        1,117
  Units issued..............................     1,046       3,925          159         569           575          996
  Units redeemed............................      (948)     (2,638)        (106)       (452)         (239)         (764)
                                             ---------   ---------     --------   ---------      --------    ---------
  Units outstanding - end of period.........     9,313       9,215        1,356       1,303         1,685        1,349
                                             =========   =========     ========   =========      ========    =========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Period Ended
All Amounts in Thousands
(unaudited)

                                                        WRL                      WRL                       WRL
                                                        Dean                   C.A.S.E.                    NWQ
                                                   Asset Allocation             Growth                 Value Equity
                                                     Subaccount                Subaccount                Subaccount
                                               -----------------------  -----------------------   ------------------------
                                                March 31, December 31,  March 31,  December 31,    March 31,  December 31,
                                               ---------- ------------  ---------  ------------   ----------  ------------
                                                  2001       2000         2001        2000           2001         2000
                                               ---------- ------------  ---------  ------------   ----------  ------------
Operations:
 Net investment income (loss)...............   $    (80)    $   2,290    $    (55)   $   4,321     $    (65)   $      412
 Net gain (loss) on investment securities...        402         2,493      (1,193)     (10,421)        (416)        2,965
                                               --------     ---------    --------    ---------     --------    ----------
 Net increase (decrease) in net assets
  resulting from operations.................        322         4,783      (1,248)      (6,100)        (481)        3,377
                                               --------     ---------    --------    ---------     --------    ----------
Capital Unit Transactions:
 Proceeds from units sold (transferred).....      5,280         1,235       3,084        5,488        2,740         2,652
                                               --------     ---------    --------    ---------     --------    ----------
 Less cost of units redeemed:

  Administrative charges....................        788         3,204         721        2,868          609         2,467
  Policy loans..............................        270           785         181          767          140           596
  Surrender benefits........................        193         1,058         176          885          164           660
  Death benefits............................         15            75          22           33            9            96
                                               --------     ---------    --------    ---------     --------    ----------
                                                  1,266         5,122       1,100        4,553          922         3,819
                                               --------     ---------    --------    ---------     --------    ----------
  Increase (decrease) in net assets from
   capital unit transactions................      4,014        (3,887)      1,984          935        1,818        (1,167)
                                               --------     ---------    --------    ---------     --------    ----------
  Net increase (decrease) in net assets.....      4,336           896         736       (5,165)       1,337         2,210
 Depositor's equity contribution
  (net redemption)..........................          0             0           0            0            0             0

Net Assets:
 Beginning of period........................     34,213        33,317      22,344       27,509       28,888        26,678
                                               --------     ---------    --------    ---------     --------    ----------
 End of period..............................   $ 38,549     $  34,213    $ 23,080    $  22,344     $ 30,225    $   28,888
                                               ========     =========    ========    =========     ========    ==========
Unit Activity:
 Units outstanding - beginning of period....      1,881         2,128       1,713        1,657        1,797         1,895
 Units issued...............................        345           729         408        1,014          301           907
 Units redeemed.............................       (135)         (976)       (272)        (958)        (189)       (1,005)
                                               --------     ---------    --------    ---------     --------    ----------
 Units outstanding - end of period..........      2,091         1,881       1,849        1,713        1,909         1,797
                                               ========     =========    ========    =========     ========    ==========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Period Ended
All Amounts in Thousands
(unaudited)

                                                       WRL
                                                       GE                        WRL                      WRL
                                                   International                 GE                   Third Avenue
                                                      Equity                  U.S. Equity                 Value
                                                     Subaccount                Subaccount               Subaccount
                                               -----------------------  ------------------------  ------------------------
                                                March 31, December 31,   March 31,  December 31,   March 31,  December 31,
                                               ---------- ------------  ----------  ------------  ----------  ------------
                                                  2001       2000          2001        2000          2001         2000
                                               ---------- ------------  ----------  ------------  ----------  ------------
Operations:
 Net investment income (loss)...............  $   (17)    $   1,124    $    (66)   $   1,071      $    (42)      $     426
 Net gain (loss) on investment securities...   (1,064)       (2,405)     (2,590)      (1,646)         (519)          1,699
                                              -------     ---------    --------    ---------      --------       ---------
 Net increase (decrease) in net assets
  resulting from operations.................   (1,081)       (1,281)     (2,656)        (575)         (561)          2,125
                                              -------     ---------    --------    ---------      --------       ---------
Capital Unit Transactions:
 Proceeds from units sold (transferred).....      519         3,155       2,258        7,853         5,439          12,970
                                              -------     ---------    --------    ---------      --------       ---------
 Less cost of units redeemed:

  Administrative charges....................      207           663         735        2,712           338             560
  Policy loans..............................       19           150         120          440           122             894
  Surrender benefits........................       29           125         121          744            70             306
  Death benefits............................        1             5           2           27             0              11
                                              -------     ---------    --------    ---------      --------       ---------
                                                  256           943         978        3,923           530           1,771
                                              -------     ---------    --------    ---------      --------       ---------
  Increase (decrease) in net assets from
   capital unit transactions................      263         2,212       1,280        3,930         4,909          11,199
                                              -------     ---------    --------    ---------      --------       ---------
  Net increase (decrease) in net assets.....     (818)          931      (1,376)       3,355         4,348          13,324
Depositor's equity contribution
  (net redemption)..........................        0             0           0            0             0               0

Net Assets:
 Beginning of period........................    7,944         7,013      29,771       26,416        16,735           3,411
                                              -------     ---------    --------    ---------      --------       ---------
End of period...............................  $ 7,126     $   7,944    $ 28,395    $  29,771      $ 21,083       $  16,735
                                              =======     =========    ========    =========      ========       =========
Unit Activity:
 Units outstanding - beginning of period....      639           475       1,683        1,468         1,177             322
 Units issued...............................      159           474         271        1,064           651           1,432
 Units redeemed.............................     (139)         (310)       (199)        (849)         (309)           (577)
                                              -------     ---------    --------    ---------      --------       ---------
 Units outstanding - end of period..........      659           639       1,755        1,683         1,519           1,177
                                              =======     =========    ========    =========      ========       =========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Period Ended
All Amounts in Thousands
(unaudited)

                                                                  WRL                      WRL                      WRL
                                                              J.P. Morgan             Goldman Sachs               Munder
                                                        Real Estate Securities           Growth                    Net50
                                                              Subaccount               Subaccount               Subaccount
                                                        -----------------------  -----------------------  -----------------------
                                                        March 31,  December 31,  March 31,  December 31,  March 31,  December 31,
                                                        ---------  ------------  ---------  ------------  ---------  ------------
                                                          2001         2000        2001         2000        2001         2000
                                                        ---------  ------------  ---------  ------------  ---------  ------------
Operations:
    Net investment income (loss) .....................   $   (6)      $   17     $   (4)       $    7      $   (3)       $ 11
    Net gain (loss) on investment securities .........      (29)         345       (237)         (156)       (179)        (27)
                                                         ------       ------     ------        ------      ------        ----
    Net increase (decrease) in net assets
      resulting from operations ......................      (35)         362       (241)         (149)       (182)        (16)
                                                         ------       ------     ------        ------      ------        ----
Capital Unit Transactions:
    Proceeds from units sold (transferred) ...........      694        2,080        270         1,002       1,344         622
                                                         ------       ------     ------        ------      ------        ----
    Less cost of units redeemed:
        Administrative charges .......................       67           86         50           123          28          52
        Policy loans .................................       97           60          1            44           2           7
        Surrender benefits ...........................       32           36          2             8           3           2
        Death benefits ...............................        0            0          0             0           0           0
                                                         ------       ------     ------        ------      ------        ----
                                                            196          182         53           175          33          61
                                                         ------       ------     ------        ------      ------        ----
        Increase (decrease) in net assets from
          capital unit transactions ..................      498        1,898        217           827       1,311         561
                                                         ------       ------     ------        ------      ------        ----
        Net increase (decrease) in net assets ........      463        2,260        (24)          678       1,129         545
    Depositor's equity contribution (net redemption) .        0         (411)         0           (28)          0         (27)
Net Assets:
    Beginning of period ..............................    2,476          627      1,627           977         862         344
                                                         ------       ------     ------        ------      ------        ----
    End of period ....................................   $2,939       $2,476     $1,603        $1,627      $1,991        $862
                                                         ======       ======     ======        ======      ======        ====
Unit Activity:
    Units outstanding - beginning of period ..........      239           78        158            87          80          31
    Units issued .....................................      197          816         54           161         146          80
    Units redeemed ...................................     (150)        (655)       (33)          (90)        (27)        (31)
                                                         ------       ------     ------        ------      ------        ----
    Units outstanding - end of period ................      286          239        179           158         199          80
                                                         ======       ======     ======        ======      ======        ====

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Period Ended
All Amounts in Thousands
(unaudited)

                                                       WRL                    WRL                        WRL
                                                   T. Rowe Price         T. Rowe Price                  Salomon
                                                  Dividend Growth           Small Cap                   All Cap
                                                    Subaccount              Subaccount                 Subaccount
                                              ----------------------  ------------------------  -------------------------
                                              March 31, December 31,   March 31,  December 31,   March 31,   December 31,
                                              --------- ------------   ---------  ------------   ---------   ------------
                                                 2001      2000          2001         2000          2001         2000
                                              --------- ------------  ----------  ------------  ----------   ------------
Operations:
 Net investment income (loss)...............  $   (3)   $      (4)     $   (6)     $       5     $   (27)     $      57
 Net gain (loss) on investment securities...    (102)          87        (566)          (412)       (373)           161
                                              ------    ---------      ------      ---------     -------      ---------
 Net increase (decrease) in net assets
  resulting from operations.................    (105)          83        (572)          (407)       (400)           218
                                              ------    ---------      ------      ---------     -------      ---------
Capital Unit Transactions:
 Proceeds from units sold (transferred).....     551          516         495          2,291      10,036          7,892
                                              ------    ---------      ------      ---------     -------      ---------
 Less cost of units redeemed:

  Administrative charges....................      32           83          80            167         303            257
  Policy loans..............................      15            7          23             27         241             76
  Surrender benefits........................      20            2           3             15          44             58
  Death benefits............................       0            0           0              0           0              0
                                              ------    ---------      ------      ---------     -------      ---------
                                                  67           92         106            209         588            391
                                              ------    ---------      ------      ---------     -------      ---------
  Increase (decrease)in net assets from
   capital unit transactions...............      484          424         389          2,082       9,448          7,501
                                              ------    ---------      ------      ---------     -------      ---------
  Net increase (decrease) in net assets....      379          507        (183)         1,675       9,048          7,719
 Depositor's equity contribution
  (net redemption).........................        0          (23)          0            (32)          0            (30)
Net Assets:
 Beginning of period.......................      985          501       2,568            925       8,072            383
                                              ------    ---------      ------      ---------     -------      ---------
 End of period.............................   $1,364    $     985      $2,385      $   2,568     $17,120      $   8,072
                                              ======    =========      ======      =========     =======      =========
Unit Activity:
 Units outstanding - beginning of period...       99           55         230             75         643             36
 Units issued..............................       95          132          99            301         906            836
 Units redeemed............................      (46)         (88)        (62)          (146)       (182)          (229)
                                              ------    ---------      ------      ---------     -------      ---------
 Units outstanding - end of period.........      148           99         267            230       1,367            643
                                              ======    =========      ======      =========     =======      =========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Period Ended
All Amounts in Thousands
(unaudited)

                                                              WRL                      WRL                      WRL
                                                        Pilgrim Baxter               Dreyfus                Value Line
                                                        Mid Cap Growth               Mid Cap             Aggressive Growth
                                                          Subaccount               Subaccount               Subaccount
                                                    -----------------------  -----------------------  -----------------------
                                                    March 31,  December 31,  March 31,  December 31,  March 31,  December 31,
                                                    ---------  ------------  ---------  ------------  ---------  ------------
                                                      2001         2000        2001         2000        2001       2000(1)
                                                    ---------  ------------  ---------  ------------  ---------  ------------
Operations:
    Net investment income (loss) ................   $    (78)   $      81     $   (5)      $   20      $   (2)      $   (4)
    Net gain (loss) on investment securities ....    (15,635)     (16,860)      (285)          40        (136)        (185)
                                                    --------    ---------     ------       ------      ------       ------
    Net increase (decrease) in net assets
      resulting from operations .................    (15,713)     (16,779)      (290)          60        (138)        (189)
                                                    --------    ---------     ------       ------      ------       ------
Capital Unit Transactions:
    Proceeds from units sold (transferred) ......      3,209       55,513      1,027        1,562          10        1,091
                                                    --------    ---------     ------       ------      ------       ------
    Less cost of units redeemed:
        Administrative charges ..................      1,339        2,546         65           96          14           19
        Policy loans ............................        219        1,156         41           21          24           16
        Surrender benefits ......................        116          323          6            4           3            0
        Death benefits ..........................          9           72          0            0           9            0
                                                    --------    ---------     ------       ------      ------       ------
                                                       1,683        4,097        112          121          50           35
                                                    --------    ---------     ------       ------      ------       ------
        Increase (decrease) in net assets
          from capital unit transactions ........      1,526       51,416        915        1,441         (40)       1,056
                                                    --------    ---------     ------       ------      ------       ------
        Net increase (decrease) in net assets ...    (14,187)      34,637        625        1,501        (178)         867
    Depositor's equity contribution (net
      redemption) ...............................          0            0          0          (27)          0          200
Net Assets:
    Beginning of period .........................     39,702        5,065      1,811          337       1,067            0
                                                    --------    ---------     ------       ------      ------       ------
    End of period ...............................   $ 25,515    $  39,702     $2,436       $1,811      $  889       $1,067
                                                    ========    =========     ======       ======      ======       ======
Unit Activity:
    Units outstanding - beginning of period .....      2,929          317        159           33         119            0
    Units issued ................................        911        4,015        145          311          23          132
    Units redeemed ..............................       (834)      (1,403)       (60)        (185)        (28)         (13)
                                                    --------    ---------     ------       ------      ------       ------
    Units outstanding - end of period ...........      3,006        2,929        244          159         114          119
                                                    ========    =========     ======       ======      ======       ======

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Period Ended
All Amounts in Thousands
(unaudited)


                                                    WRL                       WRL                        WRL
                                                   Great                     Great                      Great
                                                 Companies -               Companies -               Companies -
                                                America/SM/              Technology/SM/                Global/2/
                                                Subaccount                 Subaccount                 Subaccount
                                         -------------------------  -------------------------  -------------------------
                                          March 31,   December 31,   March 31,   December 31,   March 31,   December 31,
                                         ----------   ------------  ----------   ------------  -------------------------
                                            2001       2000/(1)/       2001       2000/(1)/       2001        2000/(1)/
                                         ----------   ------------  ----------   ------------  ----------   ------------
Operations:

  Net investment income (loss) .........    $   (20)     $     (28)    $    (8)     $     (13)     $   (1)     $      (1)

  Net gain (loss) on investment
   securities ..........................     (1,573)           715      (1,513)        (1,437)       (126)           (16)
                                            -------      ---------     -------      ---------      ------      ---------

  Net increase (decrease) in net
   assets resulting from operations ....     (1,593)           687      (1,521)        (1,450)       (127)           (17)
                                            -------      ---------     -------      ---------      ------      ---------

Capital Unit Transactions:

  Proceeds from units sold
   (transferred) .......................      3,191          8,008       1,719          4,240         398            494
                                            -------      ---------     -------      ---------      ------      ---------

  Less cost of units redeemed:

    Administrative charges .............        188            177          90             80          20              7

    Policy loans .......................         44            110          23             53           9              1

    Surrender benefits .................         44            117          22             69          13              0

    Death benefits .....................          0              0           6              0           0              0
                                            -------      ---------     -------      ---------      ------      ---------
                                                276            404         141            202          42              8
                                            -------      ---------     -------      ---------      ------      ---------

    Increase (decrease) in net assets from
     capital unit transactions .........      2,915          7,604       1,578          4,038         356            486
                                            -------      ---------     -------      ---------      ------      ---------

    Net increase (decrease) in net
     assets ............................      1,322          8,291          57          2,588         229            469

  Depositor's equity contribution
   (net redemption) ....................          0            200           0            200           0             25

Net Assets:

  Beginning of period ..................      8,491              0       2,788              0         494              0
                                            -------      ---------     -------      ---------      ------      ---------

  End of period ........................    $ 9,813      $   8,491     $ 2,845      $   2,788      $  723      $     494
                                            =======      =========     =======      =========      ======      =========

Unit Activity:

  Units outstanding - beginning of
   period ..............................        751              0         416              0          58              0

  Units issued .........................        438            878         455            557          98             63

  Units redeemed .......................       (159)          (127)       (243)          (141)        (52)            (5)
                                            -------      ---------     -------      ---------      ------      ---------

  Units outstanding - end of period ....      1,030            751         628            416         104             58
                                            =======      =========     =======      =========      ======      =========


See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets

For the Period Ended
All Amounts in Thousands
(unaudited)

                                                                                    WRL
                                                              WRL                  LKCM
                                                            Gabelli               Capital
                                                         Global Growth            Growth
                                                          Subaccount            Subaccount
                                                   -------------------------    -----------
                                                   March 31,    December 31,     March 31,
                                                   ---------    ------------    -----------
                                                     2001         2000(1)         2001(1)
                                                   ---------    ------------    -----------
Operations:
  Net investment income (loss) ...................  $   (4)        $   (1)         $  0
  Net gain (loss) on investment securities .......    (190)           (34)          (11)
                                                    ------         ------          ----
  Net increase (decrease) in net assets
    resulting from operations ....................    (194)           (35)          (11)
                                                    ------         ------          ----
Capital Unit Transactions:
  Proceeds from units sold (transferred) .........   2,073          1,014            49
                                                    ------         ------          ----
  Less cost of units redeemed:

    Administrative charges .......................      98             33             1
    Policy loans .................................       5              0             0
    Surrender benefits ...........................       1              0             0
    Death benefits ...............................       0              0             0
                                                    ------         ------          ----
                                                       104             33             1
                                                    ------         ------          ----
    Increase (decrease) in net assets from
      capital unit transactions ..................   1,969            981            48
                                                    ------         ------          ----
    Net increase (decrease) in net assets ........   1,775            946            37
  Depositor's equity contribution ................       0             25            25
    (net redemption)
Net Assets:
  Beginning of period ............................     971              0             0
                                                    ------         ------          ----
  End of period ..................................  $2,746         $  971          $ 62
                                                    ======         ======          ====
Unit Activity:
  Units outstanding - beginning of period ........     107              0             0
  Units issued ...................................     272            123             8
  Units redeemed .................................     (55)           (16)            0
                                                    ------         ------          ----
  Units outstanding - end of period ..............     324            107             8
                                                    ======         ======          ====

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Period Ended
All Amounts in Thousands
(unaudited)


                                                  Fidelity VIP III           Fidelity VIP II             Fidelity VIP
                                                Growth Opportunities          Contrafund(R)              Equity-Income
                                                      Subaccount               Subaccount                  Subaccount
                                              ------------------------   ------------------------   ------------------------
                                              March 31,   December 31,   March 31,   December 31,   March 31,   December 31,
                                              ---------   ------------   ---------   ------------   ---------   ------------
                                                2001        2000(1)        2001        2000(1)         2001       2000(1)
                                              ---------   ------------   ---------   ------------   ---------   ------------
Operations:
  Net investment income (loss) .............    $   1         $ (2)       $   39        $   (3)      $   48         $ (1)
  Net gain (loss) on investment securities..     (108)         (73)         (206)          (48)        (118)          17
                                                -----         ----        ------        ------       ------         ----
  Net increase (decrease) in net assets
   resulting from operations ...............     (107)         (75)         (167)          (51)         (70)          16
                                                -----         ----        ------        ------       ------         ----

Capital Unit Transactions:
  Proceeds from units sold (transferred) ...      222          633           463         1,085        1,096          276
                                                -----         ----        ------        ------       ------         ----
  Less cost of units redeemed:
    Administrative charges .................       16           14            31            23           16            8
    Policy loans ...........................        1            5             5             5            1            2
    Surrender benefits .....................        0            2             0             1            8            0
    Death benefits .........................        0            0             0             0            0            0
                                                -----         ----        ------        ------       ------         ----
                                                   17           21            36            29           25           10
                                                -----         ----        ------        ------       ------         ----
    Increase (decrease) in net assets from
     capital unit transactions .............      205          612           427         1,056        1,071          266
                                                -----         ----        ------        ------       ------         ----
    Net increase (decrease) in net assets ..       98          537           260         1,005        1,001          282
  Depositor's equity contribution
   (net redemption) ........................        0           25             0            25            0           25

Net Assets:
  Beginning of period ......................      562            0         1,030             0          307            0
                                                -----         ----        ------        ------       ------         ----
  End of period ............................    $ 660         $562        $1,290        $1,030       $1,308         $307
                                                =====         ====        ======        ======       ======         ====

Unit Activity:
  Units outstanding - beginning of period ..       66            0           110             0           28            0
  Units issued .............................       38           76            71           124          143           39
  Units redeemed ...........................      (13)         (10)          (23)          (14)         (44)         (11)
                                                -----         ----        ------        ------       ------         ----
  Units outstanding - end of period ........       91           66           158           110          127           28
                                                =====         ====        ======        ======       ======         ====

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Period Ended
(unaudited)

                                                                WRL J.P. Morgan Money Market Subaccount
                                                ---------------------------------------------------------------------
                                                March 31,                          December 31,
                                                ---------    --------------------------------------------------------
                                                  2001         2000        1999        1998        1997        1996
                                                --------     --------    --------    --------    --------    --------
Accumulation unit value, beginning of period..  $  18.39     $  17.49    $  16.83    $  16.13    $  15.45    $  14.83
                                                --------     --------    --------    --------    --------    --------
  Income from operations:
    Net investment income (loss)..............      0.22         0.90        0.66        0.70        0.68        0.62
    Net realized and unrealized gain (loss)
      on investment...........................      0.00         0.00        0.00        0.00        0.00        0.00
                                                --------     --------    --------    --------    --------    --------

      Net income (loss) from operations.......      0.22         0.90        0.66        0.70        0.68        0.62
                                                --------     --------    --------    --------    --------    --------
Accumulation unit value, end of period........  $  18.61     $  18.39    $  17.49    $  16.83    $  16.13    $  15.45
                                                ========     ========    ========    ========    ========    ========
Total return..................................    1.18 %       5.17 %      3.92 %      4.36 %      4.37 %      4.17 %
Ratios and supplemental data:
  Net assets at end of period (in thousands)..  $ 76,483     $ 60,279    $ 56,070    $ 24,576    $ 16,440    $ 12,740

  Ratio of net investment income (loss) to
    average net assets........................    4.68 %       5.05 %      3.87 %      4.24 %      4.28 %      4.07 %

                                                                      WRL AEGON Bond Subaccount
                                                ---------------------------------------------------------------------
                                                March 31,                          December 31,
                                                ---------    --------------------------------------------------------
                                                  2001         2000        1999        1998        1997        1996
                                                --------     --------    --------    --------    --------    --------
Accumulation unit value, beginning of period..  $  24.19     $  22.01    $  22.89    $  21.12    $  19.53    $  19.67
                                                --------     --------    --------    --------    --------    --------
  Income from operations:
    Net investment income (loss)..............     (0.05)        1.04        1.13        1.01        1.01        0.99
    Net realized and unrealized gain (loss)
      on investment...........................      0.74         1.14       (2.01)       0.76        0.58       (1.13)
                                                --------     --------    --------    --------    --------    --------

      Net income (loss) from operations.......      0.69         2.18       (0.88)       1.77        1.59       (0.14)
                                                --------     --------    --------    --------    --------    --------
Accumulation unit value, end of period........  $  24.88     $  24.19    $  22.01    $  22.89    $  21.12    $  19.53
                                                ========     ========    ========    ========    ========    ========
Total return..................................    2.83 %       9.90 %     (3.81)%      8.34 %      8.18 %     (0.75)%
Ratios and supplemental data:
  Net assets at end of period (in thousands)..  $ 32,328     $ 25,935    $ 27,129    $ 24,934    $ 17,657    $ 11,585

  Ratio of net investment income (loss) to
    average net assets........................   (0.90)%       4.58 %      5.10 %      4.58 %      5.06 %      5.34 %


See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Period Ended
(unaudited)

                                                                         WRL Janus Growth Subaccount
                                                ----------------------------------------------------------------------------
                                                March 31,                              December 31,
                                                ---------    ---------------------------------------------------------------
                                                  2001         2000          1999          1998         1997         1996
                                                ---------    ---------    -----------    --------     ---------    ---------
Accumulation unit value, beginning of period..  $  102.61    $  145.70    $     92.07    $   56.48    $   48.48    $   41.47
                                                ---------    ---------    -----------    ---------    ---------    ---------
  Income from operations:
    Net investment income (loss)..............      (0.21)       16.41          25.03         0.13         5.83         2.88
    Net realized and unrealized gain (loss)
      on investment...........................      (25.41)      (59.50)         28.60        35.46         2.17         4.13
                                                ---------    ---------    -----------    ---------    ---------    ---------

      Net income (loss) from operations.......     (25.62)      (43.09)         53.63        35.59         8.00         7.01
                                                ---------    ---------    -----------    ---------    ---------    ---------
Accumulation unit value, end of period........  $   76.99    $  102.61    $    145.70    $   92.07    $   56.48    $   48.48
                                                =========    =========    ===========    =========    =========    =========
Total return..................................   (24.96)%     (29.58)%        58.25 %      63.01 %      16.50 %      16.91 %
Ratios and supplemental data:
  Net assets at end of period (in thousands)..  $ 717,151    $ 961,015    $ 1,353,957    $ 798,027    $ 450,271    $ 349,491

  Ratio of net investment income (loss) to
    average net assets........................    (0.90)%      11.75 %        22.67 %       0.19 %      10.84 %       6.41 %

                                                                         WRL Janus Global Subaccount
                                                ----------------------------------------------------------------------------
                                                March 31,                              December 31,
                                                ---------    ---------------------------------------------------------------
                                                  2001         2000          1999          1998         1997         1996
                                                ---------    ---------    -----------    --------     ---------    ---------
Accumulation unit value, beginning of period..  $   31.79    $   38.91    $     22.94    $   17.80    $   15.13    $   11.95
                                                ---------    ---------    -----------    ---------    ---------    ---------
  Income from operations:
    Net investment income (loss)..............      (0.07)        7.93           2.44         0.82         2.30         1.50
    Net realized and unrealized gain (loss)
      on investment...........................      (5.45)      (15.05)         13.53         4.32         0.37         1.68
                                                ---------    ---------    -----------    ---------    ---------    ---------

      Net income (loss) from operations.......      (5.52)       (7.12)         15.97         5.14         2.67         3.18
                                                ---------    ---------    -----------    ---------    ---------    ---------
Accumulation unit value, end of period........  $   26.27    $   31.79    $     38.91    $   22.94    $   17.80    $   15.13
                                                =========    =========    ===========    =========    =========    =========
Total return..................................   (17.37)%     (18.28)%        69.58 %      28.86 %      17.69 %      26.60 %
Ratios and supplemental data:
  Net assets at end of period (in thousands)..  $ 336,277    $ 410,109    $   451,498    $ 233,256    $ 145,017    $  83,159

  Ratio of net investment income (loss) to
    average net assets........................    (0.90)%      20.55 %         9.07 %       3.92 %      13.39 %      11.09 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Period Ended
(unaudited)

                                                                 WRL LKCM Strategic Total Return Subaccount
                                                --------------------------------------------------------------------------
                                                March 31,                            December 31,
                                                ---------    -------------------------------------------------------------
                                                  2001         2000         1999         1998         1997         1996
                                                ---------    ---------    ---------    ---------    ---------    ---------
Accumulation unit value, beginning of period..  $   21.77    $   22.82    $   20.55    $   18.91    $   15.66    $   13.74
                                                ---------    ---------    ---------    ---------    ---------    ---------
  Income from operations:
    Net investment income (loss)..............      (0.05)        1.63         1.68         0.71         1.56         0.82
    Net realized and unrealized gain (loss)
      on investment...........................      (1.37)       (2.68)        0.59         0.93         1.69         1.10
                                                ---------    ---------    ---------    ---------    ---------    ---------

      Net income (loss) from operations.......      (1.42)       (1.05)        2.27         1.64         3.25         1.92
                                                ---------    ---------    ---------    ---------    ---------    ---------
Accumulation unit value, end of period........  $   20.35    $   21.77    $   22.82    $   20.55    $   18.91    $   15.66
                                                =========    =========    =========    =========    =========    =========
Total return..................................    (6.51)%      (4.62)%      11.07 %       8.66 %      20.77 %      13.97 %
Ratios and supplemental data:
  Net assets at end of period (in thousands)..  $  92,642    $  98,466    $ 106,665    $  98,926    $  80,753    $  55,900

  Ratio of net investment income (loss) to
    average net assets........................    (0.90)%       7.43 %       7.93 %       3.67 %       8.89 %       5.76 %

                                                                 WRL Van Kampen Emerging Growth Subaccount
                                                --------------------------------------------------------------------------
                                                March 31,                            December 31,
                                                ---------    -------------------------------------------------------------
                                                  2001         2000         1999         1998         1997         1996
                                                ---------    ---------    ---------    ---------    ---------    ---------
Accumulation unit value, beginning of period..  $   56.74    $   64.99    $   31.96    $   23.48    $   19.51    $   16.56
                                                ---------    ---------    ---------    ---------    ---------    ---------
  Income from operations:
    Net investment income (loss)..............      (0.11)       16.83         9.32         0.91         2.20         0.82
    Net realized and unrealized gain (loss)
      on investment...........................     (13.55)      (25.08)       23.71         7.57         1.77         2.13
                                                ---------    ---------    ---------    ---------    ---------    ---------

      Net income (loss) from operations.......     (13.66)       (8.25)       33.03         8.48         3.97         2.95
                                                ---------    ---------    ---------    ---------    ---------    ---------
Accumulation unit value, end of period........  $   43.08    $   56.74    $   64.99    $   31.96    $   23.48    $   19.51
                                                =========    =========    =========    =========    =========    =========
Total return..................................   (24.07)%     (12.70)%     103.33 %      36.11 %      20.37 %      17.82 %
Ratios and supplemental data:
  Net assets at end of period (in thousands)..  $ 433,940    $ 580,202    $ 608,130    $ 262,665    $ 164,702    $ 107,925

  Ratio of net investment income (loss) to
    average net assets........................    (0.90)%      23.62 %      23.19 %       3.44 %      10.18 %       4.51 %


See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Period Ended
(unaudited)

                                                                        WRL Alger Aggressive Growth Subaccount
                                                      --------------------------------------------------------------------------
                                                      March 31,                            December 31,
                                                      ---------    -------------------------------------------------------------
                                                        2001         2000         1999         1998         1997         1996
                                                      ---------    ---------    ---------    ---------    ---------    ---------
Accumulation unit value, beginning of period .......  $   30.40    $   44.67    $   26.67    $   18.10    $   14.70    $   13.43
                                                      ---------    ---------    ---------    ---------    ---------    ---------
  Income from operations:
    Net investment income (loss) ...................      (0.06)        4.76         4.90         1.33         1.75         0.36
    Net realized and unrealized gain (loss)
      on investment ................................      (5.74)      (19.03)       13.10         7.24         1.65         0.91
                                                      ---------    ---------    ---------    ---------    ---------    ---------
      Net income (loss) from operations ............      (5.80)      (14.27)       18.00         8.57         3.40         1.27
                                                      ---------    ---------    ---------    ---------    ---------    ---------
Accumulation unit value, end of period .............  $   24.60    $   30.40    $   44.67    $   26.67    $   18.10    $   14.70
                                                      =========    =========    =========    =========    =========    =========

Total return .......................................   (19.09)%     (31.94)%      67.52 %      47.36 %      23.14 %       9.46 %

Ratios and supplemental data:
  Net assets at end of period (in thousands) .......  $ 229,077    $ 280,172    $ 354,178    $ 177,857    $  94,652    $  54,408
  Ratio of net investment income (loss) to
    average net assets .............................    (0.90)%      11.65 %      15.54 %       6.20 %      10.26 %       2.65 %


                                                                             WRL AEGON Balanced Subaccount
                                                      --------------------------------------------------------------------------
                                                      March 31,                            December 31,
                                                      ---------    -------------------------------------------------------------
                                                        2001         2000         1999         1998         1997         1996
                                                      ---------    ---------    ---------    ---------    ---------    ---------
Accumulation unit value, beginning of period .......  $   16.08    $   15.33    $   15.02    $   14.17    $   12.21    $   11.13
                                                      ---------    ---------    ---------    ---------    ---------    ---------
  Income from operations:
    Net investment income (loss) ...................      (0.03)        0.17         0.19         0.25         1.55         0.36
    Net realized and unrealized gain (loss)
      on investment ................................      (0.94)        0.58         0.12         0.60         0.41         0.72
                                                      ---------    ---------    ---------    ---------    ---------    ---------
      Net income (loss) from operations ............      (0.97)        0.75         0.31         0.85         1.96         1.08
                                                      ---------    ---------    ---------    ---------    ---------    ---------
Accumulation unit value, end of period .............  $   15.11    $   16.08    $   15.33    $   15.02    $   14.17    $   12.21
                                                      =========    =========    =========    =========    =========    =========

Total return .......................................    (6.06)%       4.88 %       2.11 %       5.98 %      16.06 %       9.73 %

Ratios and supplemental data:
  Net assets at end of period (in thousands) .......  $  20,477    $  20,952    $  18,183    $  14,864    $  10,716    $   6,418
  Ratio of net investment income (loss) to
    average net assets .............................    (0.90)%       1.10 %       1.26 %       1.76 %      11.62 %       3.18 %



See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Period Ended
(unaudited)

                                                                         WRL Federated Growth & Income Subaccount
                                                      --------------------------------------------------------------------------
                                                      March 31,                            December 31,
                                                      ---------    -------------------------------------------------------------
                                                        2001         2000         1999         1998         1997         1996
                                                      ---------    ---------    ---------    ---------    ---------    ---------
Accumulation unit value, beginning of period .......  $   19.93    $   15.57    $   16.44    $   16.09    $   13.03    $   11.77
                                                      ---------    ---------    ---------    ---------    ---------    ---------
  Income from operations:
    Net investment income (loss) ...................      (0.04)        0.85         1.05         0.77         2.61         0.76
    Net realized and unrealized gain (loss)
      on investment ................................       0.70         3.51        (1.92)       (0.42)        0.45         0.50
                                                      ---------    ---------    ---------    ---------    ---------    ---------
      Net income (loss) from operations ............       0.66         4.36        (0.87)        0.35         3.06         1.26
                                                      ---------    ---------    ---------    ---------    ---------    ---------
Accumulation unit value, end of period .............  $   20.59    $   19.93    $   15.57    $   16.44    $   16.09    $   13.03
                                                      =========    =========    =========    =========    =========    =========

Total return .......................................     3.35 %      28.01 %      (5.31)%       2.13 %      23.54 %      10.64 %

Ratios and supplemental data:
  Net assets at end of period (in thousands) .......  $  34,698    $  26,883    $  17,389    $  16,047    $   9,063    $   5,501
  Ratio of net investment income (loss) to
    average net assets .............................    (0.90)%       5.00 %       6.51 %       4.83 %        18.50         6.38


                                                                          WRL Dean Asset Allocation Subaccount
                                                      --------------------------------------------------------------------------
                                                      March 31,                            December 31,
                                                      ---------    -------------------------------------------------------------
                                                        2001         2000         1999         1998         1997         1996
                                                      ---------    ---------    ---------    ---------    ---------    ---------
Accumulation unit value, beginning of period .......  $   18.19    $   15.66    $   16.74    $   15.60    $   13.50    $   11.90
                                                      ---------    ---------    ---------    ---------    ---------    ---------
  Income from operations:
    Net investment income (loss) ...................      (0.04)        1.20         0.41         1.58         1.20         0.53
    Net realized and unrealized gain (loss)
      on investment ................................       0.29         1.33        (1.49)       (0.44)        0.90         1.07
                                                      ---------    ---------    ---------    ---------    ---------    ---------
      Net income (loss) from operations ............       0.25         2.53        (1.08)        1.14         2.10         1.60
                                                      ---------    ---------    ---------    ---------    ---------    ---------
Accumulation unit value, end of period .............  $   18.44    $   18.19    $   15.66    $   16.74    $   15.60    $   13.50
                                                      =========    =========    =========    =========    =========    =========

Total return .......................................     1.37 %      16.16 %      (6.48)%       7.36 %      15.55 %      13.40 %

Ratios and supplemental data:
  Net assets at end of period (in thousands) .......  $  38,549    $  34,213    $  33,317    $  39,904    $  29,123    $  17,946
  Ratio of net investment income (loss) to
    average net assets .............................    (0.90)%       7.33 %       2.50 %       9.69 %       8.14 %       4.35 %


See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Period Ended
(unaudited)

                                                                  WRL C.A.S.E. Growth Subaccount
                                               --------------------------------------------------------------------
                                               March 31,                         December 31,
                                               ---------    -------------------------------------------------------
                                                 2001         2000        1999        1998        1997      1996(1)
                                               ---------    --------    --------    --------    --------    -------
Accumulation unit value, beginning of period.. $  13.04     $  16.60    $  12.51    $  12.32    $  10.81    $ 10.00
                                               --------     --------    --------    --------    --------    -------
  Income from operations:
    Net investment income (loss) .............    (0.03)        2.56        1.52        1.24        1.51       0.37
    Net realized and unrealized gain (loss)
      on investment ..........................    (0.53)       (6.12)       2.57       (1.05)       0.00       0.44
                                               --------     --------    --------    --------    --------    -------
      Net income (loss) from operations ......    (0.56)       (3.56)       4.09        0.19        1.51       0.81
                                               --------     --------    --------    --------    --------    -------
Accumulation unit value, end of period ....... $  12.48     $  13.04    $  16.60    $  12.51    $  12.32    $ 10.81
                                               ========     ========    ========    ========    ========    =======
Total return .................................  (4.29)%     (21.42)%     32.65 %      1.56 %     14.00 %     8.09 %
Ratios and supplemental data:
  Net assets at end of period (in thousands).. $ 23,080     $ 22,344    $ 27,509    $ 17,730    $ 11,946    $ 4,466
  Ratio of net investment income (loss) to
   average net assets ........................  (0.90)%      16.28 %     10.16 %     10.21 %     12.65 %     6.11 %

                                                                  WRL NWQ Value Equity Subaccount
                                               --------------------------------------------------------------------
                                               March 31,                         December 31,
                                               ---------    -------------------------------------------------------
                                                 2001         2000        1999        1998        1997      1996(1)
                                               ---------    --------    --------    --------    --------    -------
Accumulation unit value, beginning of period..    16.07     $  14.08    $  13.16    $  13.94    $  11.25    $ 10.00
                                               --------     --------    --------    --------    --------    -------
  Income from operations:
    Net investment income (loss)..............    (0.03)        0.23        0.20        0.95        0.14       0.05
    Net realized and unrealized gain (loss)
      on investment...........................    (0.20)        1.76        0.72       (1.73)       2.55       1.20
                                               --------     --------    --------    --------    --------    -------
      Net income (loss) from operations.......    (0.23)        1.99        0.92       (0.78)       2.69       1.25
                                               --------     --------    --------    --------    --------    -------
Accumulation unit value, end of period........ $  15.84     $  16.07    $  14.08    $  13.16    $  13.94    $ 11.25
                                               ========     ========    ========    ========    ========    =======
Total return..................................  (1.47)%      14.17 %      6.98 %     (5.63)%     23.93 %    12.51 %
Ratios and supplemental data:
  Net assets at end of period (in thousands).. $ 30,225     $ 28,888    $ 26,678    $ 26,083    $ 26,714    $ 8,887
  Ratio of net investment income (loss) to
   average net assets.........................  (0.90)%       1.58 %      1.42 %      6.84 %      1.05 %     0.77 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Period Ended
(unaudited)




                                                             WRL GE International Equity Subaccount
                                                  -----------------------------------------------------------
                                                  March 31,                  December 31,
                                                  ---------    ----------------------------------------------
                                                    2001          2000        1999       1998       1997/(1)/
                                                  --------     ---------    ---------   ---------  ----------
Accumulation unit value, beginning of period ..   $  12.43     $   14.76    $   11.92   $  10.65   $   10.00
                                                  --------     ---------    ---------   --------   ---------
  Income from operations:
    Net investment income (loss) ..............      (0.03)         2.00         0.62      (0.09)      (0.03)
    Net realized and unrealized gain (loss)
      on investment ...........................      (1.58)        (4.33)        2.22       1.36        0.68
                                                  --------     ---------    ---------   --------   ---------
      Net income (loss) from operations .......      (1.61)        (2.33)        2.84       1.27        0.65
                                                  --------     ---------    ---------   --------   ---------
Accumulation unit value, end of period ........   $  10.82     $   12.43    $   14.76   $  11.92   $   10.65
                                                  ========     =========    =========   ========   =========
Total return ..................................   (12.96)%      (15.75)%      23.84 %    11.84 %      6.54 %

Ratios and supplemental data:
  Net assets at end of period (in thousands) ..   $  7,126     $   7,944    $   7,013   $  5,827   $   2,289

  Ratio of net investment income (loss) to
    average net assets ........................    (0.90)%       14.54 %       5.09 %    (0.81)%     (0.28)%


                                                                  WRL GE U.S. Equity Subaccount
                                                  -----------------------------------------------------------
                                                   March 31,                    December  31,
                                                  -----------  ----------------------------------------------
                                                     2001         2000         1999        1998     1997/(1)/
                                                  ---------    ---------    ---------   ---------  ----------
Accumulation unit value, beginning of period...   $   17.69    $   17.99    $   15.33   $   12.59  $   10.00
                                                  ---------    ---------    ---------   ---------  ---------
  Income from operations:
    Net investment income (loss) ..............       (0.04)        0.68         1.38        0.73       0.99
    Net realized and unrealized gain (loss)
      on investment ...........................       (1.47)       (0.98)        1.28        2.01       1.60
                                                  ---------    ---------    ---------   ---------  ---------
      Net income (loss) from operations .......       (1.51)       (0.30)        2.66        2.74       2.59
                                                  ---------    ---------    ---------   ---------  ---------
Accumulation unit value, end of period ........   $   16.18    $   17.69    $   17.99   $   15.33  $   12.59
                                                  =========    =========    =========   =========  =========
Total return ..................................     (8.54)%      (1.67)%      17.35 %     21.78 %    25.89 %

Ratios and supplemental data:
  Net assets at end of period (in thousands) ..   $  28,395    $  29,771    $  26,416   $  14,084  $   3,258

  Ratio of net investment income (loss) to
    average net assets ........................     (0.90)%       3.81 %       8.27 %      5.30 %     8.28 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Period Ended
(unaudited)


                                                            WRL Third Avenue
                                                            Value Subaccount
                                              --------------------------------------------
                                              March 31,             December 31,
                                              ---------    -------------------------------
                                                2001         2000      1999      1998/(1)/
                                              ---------    ---------   -------   ---------
Accumulation unit value, beginning of
  period ....................................  $  14.22    $   10.59   $  9.23   $  10.00
                                               --------    ---------   -------   --------
 Income from operations:
   Net investment income (loss) .............     (0.03)        0.60      0.19      (0.05)
   Net realized and unrealized gain (loss)
     on investment ..........................     (0.31)        3.03      1.17      (0.72)
                                               --------    ---------   -------   --------

     Net income (loss) from operations ......     (0.34)        3.63      1.36      (0.77)
                                               --------    ---------   -------   --------
Accumulation unit value, end of period ......  $  13.88    $   14.22   $ 10.59   $   9.23
                                               ========    =========   =======   ========
Total return ................................   (2.40)%      34.26 %     14.68    (7.67)%

Ratios and supplemental data:
 Net assets at end of period (in thousands) .  $ 21,083    $  16,735   $ 3,411   $  2,807

 Ratio of net investment income (loss) to
  average net assets ........................   (0.90)%       4.53 %      1.98    (0.52)%



                                                        WRL J.P. Morgan Real Estate
                                                           Securities Subaccount
                                               -------------------------------------------
                                                March 31,           December 31,
                                               ----------  -------------------------------
                                                  2001        2000       1999    1998/(1)/
                                               ----------  ---------   --------  ---------
Accumulation unit value, beginning of
  period ....................................   $  10.36   $    8.06   $  8.46   $  10.00
                                                --------   ---------   -------   --------
 Income from operations:

   Net investment income (loss) .............      (0.02)       0.10      0.07      (0.05)
   Net realized and unrealized gain (loss)
     on investment ..........................      (0.07)       2.20     (0.47)     (1.49)
                                                --------   ---------   -------   --------
     Net income (loss) from operations ......      (0.09)       2.30     (0.40)     (1.54)
                                                --------   ---------   -------   --------
Accumulation unit value, end of period ......   $  10.27   $   10.36   $  8.06   $   8.46
                                                ========   =========   =======   ========

Total return ................................    (0.90)%     28.46 %   (4.63)%   (15.44)%
Ratios and supplemental data:
 Net assets at end of period (in thousands) .   $  2,939   $   2,476   $   627   $    709
 Ratio of net investment income (loss) to
     average net assets .....................    (0.90)%      1.07 %    0.95 %    (0.90)%

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Period Ended
(unaudited)

                                                      WRL Goldman Sachs Growth Subaccount
                                                      -----------------------------------
                                                      March 31,          December 31,
                                                      ---------    ----------------------
                                                        2001         2000       1999/(1)/
                                                      ---------    --------     ---------
Accumulation unit value, beginning of period .......  $   10.29    $   11.29    $   10.00
                                                      ---------    ---------    ---------
  Income from operations:
    Net investment income (loss) ...................      (0.02)        0.06        (0.05)
    Net realized and unrealized gain (loss)
      on investment ................................      (1.32)       (1.06)        1.34
                                                      ---------    ---------    ---------
      Net income (loss) from operations ............      (1.34)       (1.00)        1.29
                                                      ---------    ---------    ---------
Accumulation unit value, end of period .............  $    8.95    $   10.29    $   11.29
                                                      =========    =========    =========

Total return .......................................   (13.03)%      (8.84)%      12.91 %

Ratios and supplemental data:
  Net assets at end of period (in thousands) .......  $   1,603    $   1,627    $     977
  Ratio of net investment income (loss) to
    average net assets .............................    (0.90)%       0.59 %      (0.90)%


                                                          WRL Munder Net50 Subaccount
                                                      -----------------------------------
                                                      March 31,          December 31,
                                                      ---------    ----------------------
                                                        2001         2000       1999/(1)/
                                                      ---------    --------     ---------
Accumulation unit value, beginning of period .......  $   10.80    $   10.92    $   10.00
                                                      ---------    ---------    ---------
  Income from operations:
    Net investment income (loss) ...................      (0.02)        0.22         0.76
    Net realized and unrealized gain (loss)
      on investment ................................      (0.78)       (0.34)        0.16
                                                      ---------    ---------    ---------
      Net income (loss) from operations ............      (0.80)       (0.12)        0.92
                                                      ---------    ---------    ---------
Accumulation unit value, end of period .............  $   10.00    $   10.80    $   10.92
                                                      =========    =========    =========

Total return .......................................    (7.37)%      (1.15)%       9.23 %

Ratios and supplemental data:
  Net assets at end of period (in thousands) .......  $   1,991    $     862    $     344
  Ratio of net investment income (loss) to
    average net assets .............................    (0.90)%       2.00 %      15.66 %


See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Period Ended
(unaudited)

                                                              WRL T. Rowe Price
                                                          Dividend Growth Subaccount
                                                      -----------------------------------
                                                      March 31,          December 31,
                                                      ---------    ----------------------
                                                        2001         2000       1999/(1)/
                                                      ---------    --------     ---------
Accumulation unit value, beginning of period .......  $    9.98    $    9.16    $   10.00
                                                      ---------    ---------    ---------
  Income from operations:
    Net investment income (loss) ...................      (0.02)       (0.04)       (0.04)
    Net realized and unrealized gain (loss)
      on investment ................................      (0.71)        0.86        (0.80)
                                                      ---------    ---------    ---------
      Net income (loss) from operations ............      (0.73)        0.82        (0.84)
                                                      ---------    ---------    ---------
Accumulation unit value, end of period .............  $    9.25    $    9.98    $    9.16
                                                      =========    =========    =========

Total return .......................................    (7.31)%       8.89 %      (8.37)%

Ratios and supplemental data:
  Net assets at end of period (in thousands) .......  $   1,364    $     985    $     501
  Ratio of net investment income (loss) to
    average net assets .............................    (0.90)%      (0.42)%      (0.90)%


                                                              WRL T. Rowe Price
                                                             Small Cap Subaccount
                                                      -----------------------------------
                                                      March 31,          December 31,
                                                      ---------    ----------------------
                                                        2001         2000       1999/(1)/
                                                      ---------    --------     ---------
Accumulation unit value, beginning of period .......  $   11.17    $   12.31    $   10.00
                                                      ---------    ---------    ---------
  Income from operations:
    Net investment income (loss) ...................      (0.02)        0.04         0.41
    Net realized and unrealized gain (loss)
      on investment ................................      (2.22)       (1.18)        1.90
                                                      ---------    ---------    ---------
      Net income (loss) from operations ............      (2.24)       (1.14)        2.31
                                                      ---------    ---------    ---------
Accumulation unit value, end of period .............  $    8.93    $   11.17    $   12.31
                                                      =========    =========    =========

Total return .......................................   (20.01)%      (9.27)%      23.09 %

Ratios and supplemental data:
  Net assets at end of period (in thousands) .......  $   2,385    $   2,568    $     925
  Ratio of net investment income (loss) to
    average net assets .............................    (0.90)%       0.29 %       8.13 %


See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Period Ended
(unaudited)

                                                        WRL Salomon All Cap Subaccount
                                                      -----------------------------------
                                                      March 31,          December 31,
                                                      ---------    ----------------------
                                                        2001         2000       1999/(1)/
                                                      ---------    --------     ---------
Accumulation unit value, beginning of period .......  $   12.55    $   10.70    $   10.00
                                                      ---------    ---------    ---------
  Income from operations:
    Net investment income (loss) ...................      (0.01)        0.23         0.40
    Net realized and unrealized gain (loss)
      on investment ................................      (0.02)        1.62         0.30
                                                      ---------    ---------    ---------
      Net income (loss) from operations ............      (0.03)        1.85         0.70
                                                      ---------    ---------    ---------
Accumulation unit value, end of period .............  $   12.52    $   12.55    $   10.70
                                                      =========    =========    =========

Total return .......................................    (0.22)%      17.24 %       7.02 %

Ratios and supplemental data:
  Net assets at end of period (in thousands) .......  $  17,120    $   8,072    $     383
  Ratio of net investment income (loss) to
    average net assets .............................    (0.90)%       1.91 %       8.07 %


                                                              WRL Pilgrim Baxter
                                                           Mid Cap Growth Subaccount
                                                      -----------------------------------
                                                      March 31,          December 31,
                                                      ---------    ----------------------
                                                        2001         2000       1999/(1)/
                                                      ---------    --------     ---------
Accumulation unit value, beginning of period .......  $   13.56    $   15.98    $   10.00
                                                      ---------    ---------    ---------
  Income from operations:
    Net investment income (loss) ...................      (0.03)        0.04         0.04
    Net realized and unrealized gain (loss)
      on investment ................................      (5.04)       (2.46)        5.94
                                                      ---------    ---------    ---------
      Net income (loss) from operations ............      (5.07)       (2.42)        5.98
                                                      ---------    ---------    ---------
Accumulation unit value, end of period .............  $    8.49    $   13.56    $   15.98
                                                      =========    =========    =========

Total return .......................................   (37.39)%     (15.16)%      59.78 %

Ratios and supplemental data:
  Net assets at end of period (in thousands) .......  $  25,515    $  39,702    $   5,065
  Ratio of net investment income (loss) to
    average net assets .............................    (0.90)%       0.25 %       0.62 %


See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Period Ended
(unaudited)

                                                                                                    WRL Value Line
                                                              WRL Dreyfus Mid Cap                 Aggressive Growth
                                                                  Subaccount                          Subaccount
                                                      -----------------------------------     -------------------------
                                                      March 31,          December 31,         March 31,    December 31,
                                                      ---------    ----------------------     ---------    ------------
                                                        2001         2000       1999/(1)/       2001         2000/(1)/
                                                      ---------    --------     ---------     ---------    ------------
Accumulation unit value, beginning of period .......  $   11.35    $   10.14    $   10.00     $    8.98     $   10.00
                                                      ---------    ---------    ---------     ---------     ---------
  Income from operations:
    Net investment income (loss) ...................      (0.02)        0.23        (0.04)        (0.02)        (0.06)
    Net realized and unrealized gain (loss)
      on investment ................................      (1.35)        0.98         0.18         (1.13)        (0.96)
                                                      ---------    ---------    ---------     ---------     ---------
      Net income (loss) from operations ............      (1.37)        1.21         0.14         (1.15)        (1.02)
                                                      ---------    ---------    ---------     ---------     ---------
Accumulation unit value, end of period .............  $    9.98    $   11.35    $   10.14     $    7.83     $    8.98
                                                      =========    =========    =========     =========     =========

Total return .......................................   (12.13)%      11.91 %       1.44 %      (12.82)%      (10.24)%

Ratios and supplemental data:
  Net assets at end of period (in thousands) .......  $   2,436    $   1,811    $     337     $     889     $   1,067
  Ratio of net investment income (loss) to
    average net assets .............................    (0.90)%       2.02 %      (0.90)%       (0.90)%       (0.90)%

                                                        WRL Great Companies-                    WRL Great Companies-
                                                            America/SM/                            Technology/SM/
                                                            Subaccount                               Subaccount
                                                      -------------------------               -------------------------
                                                      March 31,    December 31,               March 31,    December 31,
                                                      ---------    ------------               ---------    ------------
                                                        2001         2000/(1)/                  2001         2000/(1)/
                                                      ---------    ------------               ---------     ----------
Accumulation unit value, beginning of period .......  $   11.31      $   10.00                $    6.70     $   10.00
                                                      ---------      ---------                ---------     ---------
  Income from operations:
    Net investment income (loss) ...................      (0.02)         (0.06)                   (0.01)        (0.05)
    Net realized and unrealized gain (loss)
      on investment ................................      (1.76)          1.37                    (2.16)        (3.25)
                                                      ---------      ---------                ---------     ---------
      Net income (loss) from operations ............      (1.78)          1.31                    (2.17)        (3.30)
                                                      ---------      ---------                ---------     ---------
Accumulation unit value, end of period .............  $    9.53      $   11.31                $    4.53     $    6.70
                                                      =========      =========                =========     =========

Total return .......................................   (15.74)%        13.12 %                 (32.35)%      (33.01)%

Ratios and supplemental data:
  Net assets at end of period (in thousands) .......  $   9,813      $   8,491                $   2,845     $   2,788
  Ratio of net investment income (loss) to
    average net assets .............................    (0.90)%        (0.90)%                  (0.90)%       (0.90)%

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Period Ended
(unaudited)

                                                                  WRL                          WRL
                                                           Great Companies-                  Gabelli
                                                               Global/2/                  Global Growth
                                                              Subaccount                    Subaccount
                                                      -------------------------     -------------------------
                                                      March 31,    December 31,     March 31,    December 31,
                                                      ---------    ------------     ---------    ------------
                                                        2001         2000/(1)/        2001         2000/(1)/
                                                      ---------    ------------     ---------    ------------
Accumulation unit value, beginning of period .......  $    8.52     $   10.00       $    9.07      $   10.00
                                                      ---------     ---------       ---------      ---------
  Income from operations:
    Net investment income (loss) ...................      (0.02)        (0.03)          (0.02)         (0.03)
    Net realized and unrealized gain (loss)
      on investment ................................      (1.53)        (1.45)          (0.56)         (0.90)
                                                      ---------     ---------       ---------      ---------
      Net income (loss) from operations ............      (1.55)        (1.48)          (0.58)         (0.93)
                                                      ---------     ---------       ---------      ---------
Accumulation unit value, end of period .............  $    6.97     $    8.52       $    8.49      $    9.07
                                                      =========     =========       =========      =========

Total return .......................................   (18.21)%      (14.84)%         (6.47)%        (9.27)%

Ratios and supplemental data:
  Net assets at end of period (in thousands) .......  $     723     $     494       $   2,746      $     971
  Ratio of net investment income (loss) to
average net assets .................................    (0.90)%       (0.90)%         (0.90)%        (0.90)%

                                                           WRL
                                                          LKCM
                                                      Capital Growth
                                                        Subaccount
                                                      --------------
                                                        March 31,
                                                        ---------
                                                          2001
                                                        ---------
Accumulation unit value, beginning of period .......    $   10.00
                                                        ---------
  Income from operations:
    Net investment income (loss) ...................        (0.01)
    Net realized and unrealized gain (loss)
      on investment ................................        (2.11)
                                                        ---------
      Net income (loss) from operations ............        (2.12)
                                                        ---------
Accumulation unit value, end of period .............    $    7.88
                                                        =========

Total return .......................................     (21.19)%

Ratios and supplemental data:
  Net assets at end of period (in thousands) .......    $      62
  Ratio of net investment income (loss) to
    average net assets .............................      (0.90)%


See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Period Ended
(unaudited)

                                                   Fidelity VIP III             Fidelity VIP III
                                                 Growth Opportunities            Contrafund(R)
                                                      Subaccount                  Subaccount
                                               -------------------------    -------------------------
                                               March 31,    December 31,    March 31,    December 31,
                                               ---------    ------------    ---------    ------------
                                                 2001         2000(1)         2001         2000(1)
                                               ---------    ------------    ---------    ------------
Accumulation unit value, beginning of period.. $   8.56       $  10.00      $   9.38       $  10.00
                                               ========       ========      ========       ========
  Income from operations:
    Net investment income (loss) .............     0.01          (0.06)         0.28          (0.06)
    Net realized and unrealized gain (loss)
      on investment ..........................    (1.33)         (1.38)        (1.52)         (0.56)
                                               --------       --------      --------       --------
      Net income (loss) from operations ......    (1.32)         (1.44)        (1.24)         (0.62)
                                               --------       --------      --------       --------
Accumulation unit value, end of period ....... $   7.24       $   8.56      $   8.14       $   9.38
                                               ========       ========      ========       ========
Total return ................................. (15.45)%       (14.36)%      (13.27)%        (6.16)%
Ratios and supplemental data:
  Net assets at end of period (in thousands) . $    660       $    562      $  1,290       $  1,030
  Ratio of net investment income (loss) to
   average net assets ........................   0.59 %        (0.90)%       13.11 %        (0.90)%



                                                      Fidelity VIP
                                                     Equity-Income
                                                       Subaccount
                                               --------------------------
                                               March 31,     December 31,
                                               ---------     ------------
                                                 2001          2000(1)
                                               --------      ------------
Accumulation unit value, beginning of period . $  10.99        $  10.00
                                               --------        --------
  Income from operations:
    Net investment income (loss) .............     0.61           (0.06)
    Net realized and unrealized gain (loss)
      on investment ..........................    (1.30)           1.05
                                               --------       ---------
      Net income (loss) from operations ......    (0.69)           0.99
                                               --------       ---------
Accumulation unit value, end of period ....... $  10.30       $   10.99
                                               ========       =========
Total return .................................  (6.31)%          9.91 %
Ratios and supplemental data:
  Net assets at end of period (in thousands)      1,308       $     307
  Ratio of net investment income (loss) to
    average net assets .......................  23.25 %         (0.90)%

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Notes to the Financial Statements

At March 31, 2001
(unaudited)


NOTE 1 -- ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The WRL Series Life Account (the "Life Account"), was established as a variable life insurance separate account of Western Reserve Life Assurance Co. of Ohio ("WRL", or the "depositor") and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Life Account contains thirty-two investment options referred to as subaccounts. Each subaccount invests exclusively in a corresponding Portfolio (the "Portfolio") of a fund, which collectively is referred to as the "Fund". WRL Series Life Account contains four funds (collectively referred to as the "Funds"). Each fund is a registered management investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Fund:
------------------------------
AEGON/Transamerica Series Fund, Inc.
(formerly WRL Series Fund, Inc.)

  J.P. Morgan Money Market
  AEGON Bond
  Janus Growth
  Janus Global
  LKCM Strategic Total Return
  Van Kampen Emerging Growth
    (formerly VKAM Emerging Growth)
  Alger Aggressive Growth
  AEGON Balanced
  Federated Growth & Income
  Dean Asset Allocation
  C.A.S.E. Growth
  NWQ Value Equity
  GE International Equity
  GE U.S. Equity
  Third Avenue Value
  J.P. Morgan Real Estate Securities
  Goldman Sachs Growth
  Munder Net50 (formerly Goldman Sachs Small Cap)
  T. Rowe Price Dividend Growth
  T. Rowe Price Small Cap
  Salomon All Cap
  Pilgrim Baxter Mid Cap Growth
  Dreyfus Mid Cap
  Value Line Aggressive Growth
  Great Companies - America(SM)
  Great Companies - Technology(SM)
  Great Companies - Global/2/
  Gabelli Global Growth
  LKCM Capital Growth

Variable Insurance Products Fund III (VIP III)
        Fidelity VIP III Growth Opportunities Portfolio - Service Class 2 (Referred to as "Fidelity VIP III Growth Opportunities")

Variable Insurance Products Fund II (VIP II)

        Fidelity VIP II Contrafund(R) Portfolio - Service Class 2
        (Referred to as "Fidelity VIP II Contrafund(R)")

Variable Insurance Products Fund (VIP)

        Fidelity VIP Equity-Income Portfolio - Service Class 2
        (Referred to as "Fidelity VIP Equity-Income")

The AEGON/Transamerica Series Fund, Inc. has entered into annually renewable investment advisory agreements for each Portfolio with WRL Investment Management, Inc. ("WRL Management") as investment adviser. Costs incurred in connection with the advisory services rendered by WRL Management are paid by each Portfolio. WRL Management has entered into sub-advisory agreements with various management companies ("Sub-Advisers"), some of which are affiliates of WRL. Each Sub-Adviser is compensated directly by WRL Management. The other three Funds have entered into participation agreements for each Portfolio with WRL.

Each period reported on within the financial statements reflects a full three or twelve month period except as follows:

Subaccount                                    Inception Date
----------                                    --------------
WRL C.A.S.E. Growth                             05/01/1996
WRL NWQ Value Equity                            05/01/1996
WRL GE International Equity                     01/02/1997
WRL GE U.S. Equity                              01/02/1997
WRL Third Avenue Value                          01/02/1998
WRL J.P. Morgan Real Estate Securities          05/01/1998
WRL Goldman Sachs Growth                        07/01/1999
WRL Munder Net50 (formerly WRL                  07/01/1999
  Goldman Sachs Small Cap)
WRL T. Rowe Price Dividend Growth               07/01/1999
WRL T. Rowe Price Small Cap                     07/01/1999
WRL Salomon All Cap                             07/01/1999
WRL Pilgrim Baxter Mid Cap Growth               07/01/1999
WRL Dreyfus Mid Cap                             07/01/1999
WRL Value Line Aggressive Growth                05/01/2000
WRL Great Companies - America(SM)               05/01/2000
WRL Great Companies - Technology(SM)            05/01/2000
WRL Great Companies - Global/2/                 09/01/2000
WRL Gabelli Global Growth                       09/01/2000
WRL LKCM Capital Growth                         02/05/2001
Fidelity VIP III Growth Opportunities           05/01/2000
Fidelity VIP II Contrafund(R)                   05/01/2000
Fidelity VIP Equity-Income                      05/01/2000

WRL Series Life Account
Notes to the Financial Statements
At March 31, 2001
(unaudited)

Note 1--(continued)

Effective September 1, 2000, the Janus Global Portfolio is not available for investment to new policyowners. The portfolio remains open to the policyowners who purchased the Policy before September 1, 2000.

On February 5, 2001, WRL made initial contributions totaling $25,000 to the Life Account. The respective amounts of the contributions and units received are as follows:

Subaccount                   Contribution    Units
----------                   ------------    -----
WRL LKCM Capital Growth        $ 25,000      2,500

The Life Account holds assets to support the benefits under certain flexible premium variable universal life insurance policies (the "Policies") issued by WRL. The Life Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

The following significant accounting policies, which are in conformity with accounting principles generally accepted in the United States, have been consistently applied in the preparation of the Life Account Financial Statements. The preparation of the Financial Statements required management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

A. Valuation of Investments and Securities Transactions

Investments in the Funds' shares are valued at the closing net asset value ("NAV") per share of the underlying Portfolio, as determined by the Funds. Investment transactions are accounted for on the trade date at the Portfolio NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B. Federal Income Taxes

The operations of the Life Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under the Internal Revenue Code law, the investment income of the Life Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

NOTE 2 -- CHARGES AND DEDUCTIONS

Charges are assessed by WRL in connection with the issuance and administration of the Policies.

A. Policy Charges

Under some forms of the Policies, a sales charge and premium taxes are deducted by WRL prior to allocation of policy owner payments to the subaccounts. Contingent surrender charges may also apply.

Under all forms of the Policy, monthly charges against policy cash values are made to compensate WRL for costs of insurance provided.

B. Life Account Charges

A daily charge equal to an annual rate of .90% of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks for administrative services in connection with issuance and administration of the Policies. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

NOTE 3 -- DIVIDEND DISTRIBUTIONS

Dividends are not declared by the Life Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit value used to calculate the equity value within the Life Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit value or equity values within the Life Account.

NOTE 4 -- SECURITIES TRANSACTIONS

Securities transactions for the period ended March 31, 2001 are as follows (in thousands):


                                        Purchases         Proceeds
                                            of           from Sales
Subaccount                              Securities      of Securities
----------                              ----------      -------------
WRL J.P. Morgan Money Market             $ 94,716          $ 79,286
WRL AEGON Bond                              5,945               348
WRL Janus Growth                           11,116            16,106
WRL Janus Global                            5,348             8,699
WRL LKCM Strategic Total Return             1,793             1,394
WRL Van Kampen Emerging Growth
  (formerly VKAM Emerging Growth)          75,338            81,290


WRL Series Life Account
Notes to the Financial Statements (continued)
At March 31, 2001
(unaudited)

NOTE 4 -- (continued)

                                       Purchases      Proceeds
                                           of        from Sales
Subaccount                             Securities   of Securities
----------                             ----------   -------------
WRL Alger Aggressive Growth             $ 8,533        $5,775
WRL AEGON Balanced                        1,090           307
WRL Federated Growth & Income             7,034           696
WRL Dean Asset Allocation                 3,965           139
WRL C.A.S.E. Growth                       3,097         1,141
WRL NWQ Value Equity                      2,750           986
WRL GE International Equity               1,064           784
WRL GE U.S. Equity                        1,994           790
WRL Third Avenue Value                    5,890           925
WRL J.P. Morgan Real Estate Securities    1,490           995
WRL Goldman Sachs Growth                    394           119
WRL Munder Net50 (formerly WRL Goldman    1,507           128
 Sachs Small Cap)
WRL T. Rowe Price Dividend Growth           820           323
WRL T. Rowe Price Small Cap                 665           244
WRL Salomon All Cap                       9,556           138
WRL Pilgrim Baxter Mid Cap Growth         4,714         3,209
WRL Dreyfus Mid Cap                       1,215           290
WRL Value Line Aggressive Growth            145           187
WRL Great Companies - America/SM/         3,324           449
WRL Great Companies - Technology/SM/      2,305           730
WRL Great Companies - Global/2/             642           276
WRL Gabelli Global Growth                 2,045            82
WRL LKCM Capital Growth                      73             -
Fidelity VIP III Growth Opportunities       282            76
Fidelity VIP II Contrafund/(R)/             569           103
Fidelity VIP Equity-Income                1,380           266

NOTE 5 -- FINANCIAL HIGHLIGHTS

Per unit information has been computed using average units outstanding throughout each period. Total return is not annualized for periods of less than one year. The ratio of net investment income (loss) to average net assets is annualized for periods of less than one year.

NOTE 6 -- SUBSEQUENT EVENTS

Effective May 1, 2001 the portfolio name changed from WRL Goldman Sachs Small Cap to Munder Net50 and the subaccount from WRL Goldman Sachs Small Cap to WRL Munder Net50. Effective May 1, 2001, the name of WRL Management was changed to AEGON/Transamerica Fund Advisers, Inc. and the name of the WRL Series Fund, Inc. was changed to AEGON/Transamerica Series Fund, Inc. These events will have happened subsequent to the audited financials.

                         Report of Independent Auditors

The Board of Directors and Policy Owners of the WRL Series Life Account Western Reserve Life Assurance Company of Ohio

     We have audited the accompanying statements of assets and liabilities of each of the subaccounts constituting the WRL Series Life Account (the "Separate Account," a separate account of Western Reserve Life Assurance Co. of Ohio) as of December 31, 2000, and the related statements of operations and changes in net assets, and financial highlights for the periods in the year ended December 31, 2000 as indicated thereon. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying statements of changes in net assets for the periods ended December 31, 1999 as indicated thereon and the financial highlights for each of the periods in the four years ended December 31, 1999 as indicated thereon for each of the subaccounts constituting the Separate Account, were audited by other auditors whose report dated February 16, 2000, expressed an unqualified opinion on those statements and financial highlights.

     We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of mutual fund shares owned as of December 31, 2000, by correspondence with the mutual fund's transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the 2000 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the WRL Series Life Account at December 31, 2000, and the results of their operations and changes in net assets, and financial highlights for the periods in the year ended December 31, 2000 as indicated thereon, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

ERNST & YOUNG LLP
Des Moines, Iowa
January 31, 2001

               Report of Independent Certified Public Accountants

To the Board of Directors of Western Reserve Life Assurance Co. of Ohio and Policy Owners of the WRL Series Life Account

     In our opinion, the accompanying statements of changes in net assets and the related financial highlights present fairly, in all material respects, the changes in net assets of each of the Subaccounts constituting the WRL Series Life Account (a separate account of Western Reserve Life Assurance Co. of Ohio ("WRL")) for the year ended December 31, 1999, and the financial highlights for each of the periods presented through December 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of WRL's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Tampa, Florida
February 16, 2000

WRL Series Life Account
Statements of Assets and Liabilities
At December 31, 2000
All Amounts (except per unit amounts) in Thousands

                                                                                                       WRL
                                                 WRL          WRL          WRL          WRL            LKCM
                                            J.P. Morgan      AEGON        Janus        Janus        Strategic
                                            Money Market      Bond        Growth       Global      Total Return
                                             Subaccount    Subaccount   Subaccount   Subaccount     Subaccount
Assets:
  Investment in securities:
    Number of shares .......................     60,145        2,326        20,304       17,111         6,610
                                               ========     ========     =========    =========      ========
    Cost ...................................   $ 60,145     $ 26,612     $ 964,237    $ 416,105      $ 97,229
                                               ========     ========     =========    =========      ========
  Investment, at net asset value ...........   $ 60,145     $ 25,908     $ 961,173    $ 410,156      $ 98,483
  Dividend receivable ......................        277            0             0            0             0
  Transfers receivable from depositor ......          0           27             0            0             0
                                               --------     --------     ---------    ---------      --------
    Total assets ...........................     60,422       25,935       961,173      410,156        98,483
                                               --------     --------     ---------    ---------      --------
Liabilities:
  Accrued expenses .........................          0            0             0            0             0
  Transfers payable to depositor ...........        143            0           158           47            17
                                               --------     --------     ---------    ---------      --------
    Total liabilities ......................        143            0           158           47            17
                                               --------     --------     ---------    ---------      --------
    Net assets .............................   $ 60,279     $ 25,935     $ 961,015    $ 410,109      $ 98,466
                                               ========     ========     =========    =========      ========
Net Assets Consists of:
  Policy owners' equity ....................   $ 60,279     $ 25,935     $ 961,015    $ 410,109      $ 98,466
  Depositor's equity .......................          0            0             0            0             0
                                               --------     --------     ---------    ---------      --------
    Net assets applicable to units
     outstanding ...........................   $ 60,279     $ 25,935     $ 961,015    $ 410,109      $ 98,466
                                               ========     ========     =========    =========      ========
  Policy owners' units .....................      3,278        1,072         9,366       12,899         4,523
  Depositor's units ........................          0            0             0            0             0
                                               --------     --------     ---------    ---------      --------
    Units outstanding ......................      3,278        1,072         9,366       12,899         4,523
                                               ========     ========     =========    =========      ========
    Accumulation unit value ................   $  18.39     $  24.19     $  102.61    $   31.79      $  21.77
                                               ========     ========     =========    =========      ========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Assets and Liabilities
At December 31, 2000
All Amounts (except per unit amounts) in Thousands

                                               WRL         WRL                    WRL         WRL
                                              VKAM        Alger        WRL     Federated      Dean
                                            Emerging   Aggressive     AEGON     Growth &      Asset
                                             Growth      Growth     Balanced     Income    Allocation
                                           Subaccount  Subaccount  Subaccount  Subaccount  Subaccount
Assets:
  Investment in securities:
    Number of shares.....................     19,559      14,318       1,593       2,001       2,601
                                           =========   =========    ========    ========    ========
    Cost.................................  $ 873,187   $ 307,884    $ 19,689    $ 24,463    $ 35,227
                                           =========   =========    ========    ========    ========
  Investment, at net asset value.........  $ 580,110   $ 280,068    $ 20,950    $ 26,869    $ 34,303
  Dividend receivable....................          0           0           0           0           0
  Transfers receivable from depositor....         92         104           2          14           0
                                           ---------   ---------    --------    --------    --------
    Total assets.........................    580,202     280,172      20,952      26,883      34,303
                                           ---------   ---------    --------    --------    --------
Liabilities:
  Accrued expenses.......................          0           0           0           0           0
  Transfers payable to depositor.........          0           0           0           0          90
                                           ---------   ---------    --------    --------    --------
    Total liabilities....................          0           0           0           0          90
                                           ---------   ---------    --------    --------    --------

    Net assets...........................  $ 580,202   $ 280,172    $ 20,952    $ 26,883    $ 34,213
                                           =========   =========    ========    ========    ========
Net Assets Consists of:
  Policy owners' equity..................  $ 580,202   $ 280,172    $ 20,952    $ 26,883    $ 34,213
  Depositor's equity.....................          0           0           0           0           0
                                           ---------   ---------    --------    --------    --------
    Net assets applicable to units
      outstanding........................  $ 580,202   $ 280,172    $ 20,952    $ 26,883    $ 34,213
                                           =========   =========    ========    ========    ========
  Policy owners' units...................     10,226       9,215       1,303       1,349       1,881
  Depositor's units......................          0           0           0           0           0
                                           ---------   ---------    --------    --------    --------
    Units outstanding....................     10,226       9,215       1,303       1,349       1,881
                                           =========   =========    ========    ========    ========
    Accumulation unit value..............  $   56.74   $   30.40    $  16.08    $  19.93    $  18.19
                                           =========   =========    ========    ========    ========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Assets and Liabilities
At December 31, 2000
All Amounts (except per unit amounts) in Thousands

                                                               WRL           WRL          WRL           WRL
                                                  WRL          NWQ           GE            GE          Third
                                               C.A.S.E.       Value     International     U.S.        Avenue
                                                Growth       Equity        Equity        Equity       Value
                                              Subaccount   Subaccount    Subaccount    Subaccount   Subaccount
Assets:
  Investment in securities:

    Number of shares .......................      2,169        2,009           768         1,985        1,204
                                               ========     ========       =======      ========     ========
    Cost ...................................   $ 30,724     $ 27,288       $ 9,683      $ 29,863     $ 15,436
                                               ========     ========       =======      ========     ========
  Investment, at net asset value ...........   $ 22,336     $ 28,863       $ 7,942      $ 29,734     $ 16,503
  Dividend receivable ......................          0            0             0             0            0
  Transfers receivable from depositor ......          8           25             2            37          232
                                               --------     --------       -------      --------     --------
    Total assets ...........................     22,344       28,888         7,944        29,771       16,735
                                               --------     --------       -------      --------     --------
Liabilities:
  Accrued expenses .........................          0            0             0             0            0
  Transfers payable to depositor ...........          0            0             0             0            0
                                               --------     --------       -------      --------     --------
    Total liabilities ......................          0            0             0             0            0
                                               --------     --------       -------      --------     --------
    Net assets .............................   $ 22,344     $ 28,888       $ 7,944      $ 29,771     $ 16,735
                                               ========     ========       =======      ========     ========
Net Assets Consists of:
  Policy owners' equity ....................   $ 22,344     $ 28,888       $ 7,944      $ 29,771     $ 16,735
  Depositor's equity .......................          0            0             0             0            0
                                               --------     --------       -------      --------     --------
    Net assets applicable to units
       outstanding .........................   $ 22,344     $ 28,888       $ 7,944      $ 29,771     $ 16,735
                                               ========     ========       =======      ========     ========
  Policy owners' units .....................      1,713        1,797           639         1,683        1,177
  Depositor's units ........................          0            0             0             0            0
                                               --------     --------       -------      --------     --------
    Units outstanding ......................      1,713        1,797           639         1,683        1,177
                                               ========     ========       =======      ========     ========

    Accumulation unit value ................   $  13.04     $  16.07       $ 12.43      $  17.69     $  14.22
                                               ========     ========       =======      ========     ========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Assets and Liabilities
At December 31, 2000
All Amounts (except per unit amounts) in Thousands

                                                WRL             WRL           WRL           WRL              WRL
                                            J.P. Morgan       Goldman       Goldman       T. Rowe          T. Rowe
                                            Real Estate        Sachs         Sachs         Price            Price
                                             Securities       Growth       Small Cap   Dividend Growth    Small Cap
                                             Subaccount     Subaccount    Subaccount      Subaccount      Subaccount
Assets:
  Investment in securities:
    Number of shares....................            239            150             76              97            209
                                           ============    ===========    ===========     ===========    ===========
    Cost................................   $      2,364    $     1,706    $       861     $       895    $     2,897
                                           ============    ===========    ===========     ===========    ===========
  Investment, at net asset value........   $      2,464    $     1,600    $       831     $       985    $     2,541
  Dividend receivable ..................              0              0              0               0              0
  Transfers receivable from depositor...             12             27             31               0             27
                                           ------------    -----------    -----------     -----------    -----------
    Total assets........................          2,476          1,627            862             985          2,568
                                           ------------    -----------    -----------     -----------    -----------
Liabilities:
  Accrued expenses......................              0              0              0               0              0
  Transfers payable to depositor........              0              0              0               0              0
                                           ------------    -----------    -----------     -----------    -----------
    Total liabilities...................              0              0              0               0              0
                                           ------------    -----------    -----------     -----------    -----------
    Net assets..........................   $      2,476    $     1,627    $       862     $       985    $     2,568
                                           ============    ===========    ===========     ===========    ===========
Net Assets Consists of:
  Policy owners' equity.................   $      2,476    $     1,627    $       862     $       985    $     2,568
  Depositor's equity....................              0              0              0               0              0
                                           ------------    -----------    -----------     -----------    -----------
    Net assets applicable to units
      outstanding.......................   $      2,476    $     1,627    $       862     $       985    $     2,568
                                           ============    ===========    ===========     ===========    ===========
  Policy owners' units..................            239            158             80              99            230
  Depositor's units.....................              0              0              0               0              0
                                           ------------    -----------    -----------     -----------    -----------
    Units outstanding...................            239            158             80              99            230
                                           ============    ===========    ===========     ===========    ===========
    Accumulation unit value.............   $      10.36    $     10.29    $     10.80     $      9.98    $     11.17
                                           ============    ===========    ===========     ===========    ===========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Assets and Liabilities
At December 31, 2000
All Amounts (except per unit amounts) in Thousands

                                                                                                                WRL
                                                  WRL            WRL            WRL          WRL               Great
                                               Salomon     Pilgrim Baxter     Dreyfus     Value Line        Companies -
                                               All Cap     Mid Cap Growth     Mid Cap   Aggressive Growth   America/SM/
                                              Subaccount      Subaccount     Subaccount    Subaccount       Subaccount
Assets:
  Investment in securities:
    Number of shares .......................       622            2,628             152           118             746
                                               =======         ========         =======       =======         =======
    Cost ...................................   $ 8,005         $ 56,653         $ 1,832       $ 1,250         $ 7,784
                                               =======         ========         =======       =======         =======
  Investment, at net asset value ...........   $ 8,081         $ 39,577         $ 1,810       $ 1,067         $ 8,486
  Dividend receivable ......................         0                0               0             0               0
  Transfers receivable from depositor ......         0              125               1             0               5
                                               -------         --------         -------       -------         -------
    Total assets ...........................     8,081           39,702           1,811         1,067           8,491
                                               -------         --------         -------       -------         -------
Liabilities:
  Accrued expenses .........................         0                0               0             0               0
  Transfers payable to depositor ...........         9                0               0             0               0
                                               -------         --------         -------       -------         -------
    Total liabilities ......................         9                0               0             0               0
                                               -------         --------         -------       -------         -------
    Net assets .............................   $ 8,072         $ 39,702         $ 1,811       $ 1,067         $ 8,491
                                               =======         ========         =======       =======         =======
Net Assets Consists of:
  Policy owners' equity ....................   $ 8,072         $ 39,702         $ 1,811       $   887         $ 8,265
  Depositor's equity .......................         0                0               0           180             226
                                               -------         --------         -------       -------         -------
     Net assets applicable to units
       outstanding .........................   $ 8,072         $ 39,702         $ 1,811       $ 1,067         $ 8,491
                                               =======         ========         =======       =======         =======
  Policy owners' units .....................       643            2,929             159            99             731
  Depositor's units ........................         0                0               0            20              20
                                               -------         --------         -------       -------         -------
    Units outstanding ......................       643            2,929             159           119             751
                                               =======         ========         =======       =======         =======
    Accumulation unit value ................   $ 12.55         $  13.56         $ 11.35       $  8.98         $ 11.31
                                               =======         ========         =======       =======         =======

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Assets and Liabilities
At December 31, 2000
All Amounts (except per unit amounts) in Thousands

                                                WRL          WRL         WRL
                                               Great        Great      Gabelli
                                            Companies -   Companies -  Global
                                           Technology/SM/  Global/2/   Growth
                                            Subaccount    Subaccount  Subaccount
Assets:

  Investment in securities:
    Number of shares........................      413           57          106
                                               ======        =====        =====
    Cost....................................   $4,089        $ 505        $ 993
                                               ======        =====        =====
  Investment, at net asset value............   $2,784        $ 490        $ 960
  Dividend receivable.......................        0            0            0
  Transfers receivable from depositor.......        4            4           11
                                               ------        -----        -----
    Total assets............................    2,788          494          971
                                               ------        -----        -----
Liabilities:

  Accrued expenses..........................        0            0            0
  Transfers payable to depositor............        0            0            0
                                               ------        -----        -----
    Total liabilities.......................        0            0            0
                                               ------        -----        -----
    Net assets..............................   $2,788        $ 494        $ 971
                                               ======        =====        =====
Net Assets Consists of:

  Policy owners' equity.....................   $2,654        $ 473        $ 948
  Depositor's equity........................      134           21           23
                                               ------        -----        -----
    Net assets applicable to units
     outstanding............................   $2,788        $ 494        $ 971
                                               ======        =====        =====
  Policy owners' units......................      396           55          104
  Depositor's units.........................       20            3            3
                                               ------        -----        -----
    Units outstanding.......................      416           58          107
                                               ======        =====        =====
    Accumulation unit value.................   $ 6.70        $8.52        $9.07
                                               ======        =====        =====

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Assets and Liabilities

At December 31, 2000
All Amounts (except per unit amounts) in Thousands

                                                        Fidelity VIP III
                                                            Growth       Fidelity VIP II  Fidelity VIP
                                                         Opportunities    Contrafund(R)   Equity-Income
                                                           Subaccount       Subaccount     Subaccount

Assets:

  Investment in securities:
    Number of shares ...............................            32                44             12
                                                             =====            ======         ======
    Cost ...........................................          $632            $1,077           $294
                                                             =====            ======         ======
  Investment, at net asset value ...................          $562            $1,030           $307
  Dividend receivable ..............................             0                 0              0
  Transfers receivable from depositor ..............             0                 0              0
                                                             -----            ------         ------
    Total assets ...................................           562             1,030            307
                                                             -----            ------         ------
Liabilities:

  Accrued expenses .................................             0                 0              0
  Transfers payable to depositor ...................             0                 0              0
                                                             -----            ------         ------
    Total liabilities ..............................             0                 0              0
                                                             -----            ------         ------
    Net assets .....................................          $562            $1,030           $307
                                                             =====            ======         ======
Net Assets Consists of:

  Policy owners' equity ............................          $541            $1,006           $280
  Depositor's equity ...............................            21                24             27
                                                             -----            ------         ------
    Net assets applicable to units outstanding .....          $562            $1,030           $307
                                                             =====            ======         ======
  Policy owners' units .............................            63               107             25
  Depositor's units ................................             3                 3              3
                                                             -----            ------         ------
    Units outstanding ..............................            66               110             28
                                                             =====            ======         ======
    Accumulation unit value ........................         $8.56             $9.38         $10.99
                                                             =====            ======         ======

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Operations
For the Year Ended December 31, 2000
All Amounts in Thousands

                                                            WRL                                             WRL
                                                       J.P. Morgan     WRL         WRL          WRL         LKCM
                                                          Money       AEGON       Janus        Janus      Strategic
                                                          Market      Bond        Growth       Global    Total Return
                                                        Subaccount  Subaccount  Subaccount   Subaccount   Subaccount
Investment Income:
  Dividend income ...................................   $   2,813   $   1,372    $   1,719    $  14,506    $  2,080
  Capital gain distributions ........................           0           0      162,879       88,526       6,230
                                                        ---------   ---------   ----------    ---------    --------
    Total investment income .........................       2,813       1,372      164,598      103,032       8,310

Expenses:
  Mortality and expense risk ........................         424         225       11,702        4,306         895
                                                        ---------   ---------   ----------    ---------    --------
    Net investment income (loss) ....................       2,389       1,147      152,896       98,726       7,415
                                                        ---------   ---------   ----------    ---------    --------
Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment securities..           0        (316)      57,356        8,214       3,008
  Change in unrealized appreciation (depreciation)...           0       1,538     (612,499)    (199,548)    (15,305)
                                                        ---------   ---------   ----------    ---------    --------
    Net gain (loss) on investment securities ........           0       1,222     (555,143)    (191,334)    (12,297)
                                                        ---------   ---------   ----------    ---------    --------
      Net increase (decrease) in net assets resulting
        from operations .............................   $   2,389   $   2,369   $ (402,247)   $ (92,608)   $ (4,882)
                                                        =========   =========   ==========    =========    ========

                                                            WRL        WRL                       WRL          WRL
                                                           VKAM       Alger         WRL       Federated      Dean
                                                         Emerging   Aggressive     AEGON      Growth &       Asset
                                                          Growth      Growth      Balanced     Income     Allocation
                                                        Subaccount  Subaccount   Subaccount   Subaccount  Subaccount
Investment Income:
  Dividend income ...................................   $   5,938   $    5,025   $     388    $   1,171    $  1,367
  Capital gain distributions ........................     169,068       39,418           0            9       1,203
                                                        ---------   ----------   ---------    ---------   ---------
    Total investment income .........................     175,006       44,443         388        1,180       2,570

Expenses:
  Mortality and expense risk ........................       6,396        3,175         173          179         280
                                                        ---------   ----------   ---------    ---------   ---------
    Net investment income (loss) ....................     168,610       41,268         215        1,001       2,290
                                                        ---------   ----------   ---------    ---------   ---------
Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment securities..     295,543        6,194         285         (440)         28
  Change in unrealized appreciation (depreciation)...    (557,231)    (174,941)        457        4,670       2,465
                                                        ---------   ----------   ---------    ---------   ---------
    Net gain (loss) on investment securities ........    (261,688)    (168,747)        742        4,230       2,493
                                                        ---------   ----------   ---------    ---------   ---------
      Net increase (decrease) in net assets resulting
        from operations .............................   $ (93,078)  $ (127,479)  $     957    $   5,231    $  4,783
                                                        =========   ==========   =========    =========    ========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Operations
For the Year Ended December 31, 2000
All Amounts in Thousands

                                                                                 WRL                        WRL
                                                        WRL         WRL          GE            WRL         Third
                                                      C.A.S.E.      NWQ      International     GE         Avenue
                                                       Growth   Value Equity    Equity     U.S. Equity     Value
                                                     Subaccount  Subaccount   Subaccount   Subaccount   Subaccount
Investment Income:
  Dividend income................................     $  3,732     $   362      $    138     $   214      $   137
  Capital gain distributions.....................          826         283         1,055       1,108          372
                                                      --------     -------      --------     -------      -------
    Total investment income......................        4,558         645         1,193       1,322          509

Expenses:
  Mortality and expense risk.....................          237         233            69         251           83
                                                      --------     -------      --------     -------      -------
    Net investment income (loss).................        4,321         412         1,124       1,071          426
                                                      --------     -------      --------     -------      -------
Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment
    securities...................................          (82)       (519)          263         520        1,022
  Change in unrealized appreciation
    (depreciation)...............................      (10,339)      3,484        (2,668)     (2,166)         677
                                                      --------     -------      --------     -------      -------
    Net gain (loss) on investment securities.....      (10,421)      2,965        (2,405)     (1,646)       1,699
                                                      --------     -------      --------     -------      -------
      Net increase (decrease) in net assets
        resulting from operations................     $ (6,100)    $ 3,377      $ (1,281)    $  (575)     $ 2,125
                                                      ========     =======      ========     =======      =======


                                                         WRL         WRL          WRL         WRL          WRL
                                                     J.P. Morgan   Goldman      Goldman     T. Rowe      T. Rowe
                                                     Real Estate    Sachs        Sachs       Price        Price
                                                     Securities     Growth     Small Cap Dividend Growth Small Cap
                                                     Subaccount   Subaccount  Subaccount   Subaccount   Subaccount
Investment Income:
  Dividend income................................     $     32     $   12       $   14       $     4      $    24
  Capital gain distributions ....................            0          8            3             0            0
                                                      --------     ------       ------       -------      -------
    Total investment income .....................           32         20           17             4           24

Expenses:
  Mortality and expense risk ....................           15         13            6             8           19
                                                      --------     ------       ------       -------      -------
    Net investment income (loss) ................           17          7           11            (4)           5
                                                      --------     ------       ------       -------      -------
Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment
    securities...................................          203         64           24           (17)          84
  Change in unrealized appreciation
    (depreciation)...............................          142       (220)         (51)          104         (496)
                                                      --------     ------       ------       -------      -------
    Net gain (loss) on investment securities ....          345       (156)         (27)           87         (412)
                                                      --------     ------       ------       -------      -------
      Net increase (decrease) in net assets
        resulting from operations ...............     $    362     $ (149)      $  (16)      $    83      $  (407)
                                                      ========     ======       ======       =======      =======

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Operations
For the Year Ended December 31, 2000
All Amounts in Thousands

                                                                                                                    WRL
                                                     WRL            WRL             WRL           WRL             Great
                                                   Salomon     Pilgrim Baxter     Dreyfus      Value Line       Companies -
                                                   All Cap    Mid Cap Growth     Mid Cap   Aggressive Growth    America/SM/
                                                  Subaccount     Subaccount     Subaccount   Subaccount/(1)/  Subaccount/(1)/
Investment Income:
  Dividend income................................   $    67       $     370        $  28        $    0            $    0
  Capital gain distributions.....................        17               0            0             0                 0
                                                    -------       ---------        -----        ------            ------
    Total investment income......................        84             370           28             0                 0

Expenses:
  Mortality and expense risk.....................        27             289            8             4                28
                                                    -------       ---------        -----        ------            ------
    Net investment income (loss).................        57              81           20            (4)              (28)
                                                    -------       ---------        -----        ------            ------
Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment
    securities...................................       103           1,394           86            (2)               13
  Change in unrealized appreciation
    (depreciation)...............................        58         (18,254)         (46)         (183)              702
                                                    -------       ---------        -----        ------            ------
    Net gain (loss) on investment securities.....       161         (16,860)          40          (185)              715
                                                    -------       ---------        -----        ------            ------
      Net increase (decrease) in net assets
        resulting from operations................   $   218       $ (16,779)       $  60        $ (189)           $  687
                                                    =======       =========        =====        ======            ======

                                                       WRL               WRL             WRL
                                                      Great             Great           Gabelli
                                                   Companies -       Companies -        Global
                                                   Technology/SM/     Global/2/         Growth
                                                  Subaccount/(1)/   Subaccount/(1)/  Subaccount/(1)/
Investment Income:
  Dividend income................................   $      0           $      0           $   0
  Capital gain distributions.....................          0                  0               0
                                                    --------           --------           -----
    Total investment income......................          0                  0               0

Expenses:
  Mortality and expense risk.....................         13                  1               1
                                                    --------           --------           -----
    Net investment income (loss).................        (13)                (1)             (1)
                                                    --------           --------           -----
Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment
    securities...................................       (132)                (1)             (1)
  Change in unrealized appreciation
    (depreciation)...............................     (1,305)               (15)            (33)
                                                    --------           --------           -----
    Net gain (loss) on investment securities.....     (1,437)               (16)            (34)
                                                    --------           --------           -----
      Net increase (decrease) in net assets
        resulting from operations................   $ (1,450)          $    (17)          $ (35)
                                                    ========           ========           =====

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Operations
For the Year Ended December 31, 2000
All Amounts in Thousands



                                                       Fidelity VIP III
                                                            Growth        Fidelity VIP II    Fidelity VIP
                                                        Opportunities      Contrafund(R)     Equity-Income
                                                       Subaccount/(1)/    Subaccount/(1)/   Subaccount/(1)/
Investment Income:
 Dividend income....................................        $   0              $   0             $  0
 Capital gain distributions.........................            0                  0                0
                                                            -----              -----             ----
  Total investment income...........................            0                  0                0

Expenses:
 Mortality and expense risk.........................            2                  3                1
                                                            -----              -----             ----
  Net investment income (loss)......................           (2)                (3)              (1)
                                                            -----              -----             ----
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities..           (3)                (1)               4
 Change in unrealized appreciation (depreciation)...          (70)               (47)              13
                                                            -----              -----             ----
  Net gain (loss) on investment securities..........          (73)               (48)              17
                                                            -----              -----             ----
   Net increase (decrease) in net assets resulting
    from operations.................................        $ (75)             $ (51)            $ 16
                                                            =====              =====             ====

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands



                                                        WRL                  WRL                     WRL
                                                    J.P. Morgan             AEGON                   Janus
                                                   Money Market             Bond                   Growth
                                                    Subaccount           Subaccount              Subaccount
                                                ------------------   ------------------   ------------------------
                                                   December 31,         December 31,             December 31,
                                                ------------------   ------------------   ------------------------
                                                  2000      1999       2000      1999         2000         1999
                                                --------  --------   --------  --------   ----------   -----------
Operations:
 Net investment income (loss)................   $  2,389  $  1,474   $  1,147  $  1,329   $  152,896   $   226,095
 Net gain (loss) on investment securities....          0         0      1,222    (2,327)    (555,143)      262,161
                                                --------  --------   --------  --------   ----------   -----------
 Net increase (decrease) in net assets
  resulting from operations..................      2,389     1,474      2,369      (998)    (402,247)      488,256
                                                --------  --------   --------  --------   ----------   -----------
Capital Unit Transactions:
 Proceeds from units sold (transferred)......     12,540    38,977        897     7,560      168,047       192,993
                                                --------  --------   --------  --------   ----------   -----------
 Less cost of units redeemed:
  Administrative charges.....................      3,274     3,050      2,341     2,538       69,288        57,685
  Policy loans...............................      1,672     1,775      1,361       954       44,968        33,172
  Surrender benefits.........................      5,687     4,017        735       846       38,262        32,554
  Death benefits.............................         87       115         23        29        6,224         1,908
                                                --------  --------   --------  --------   ----------   -----------
                                                  10,720     8,957      4,460     4,367      158,742       125,319
                                                --------  --------   --------  --------   ----------   -----------
  Increase (decrease) in net assets from
   capital unit transactions................       1,820    30,020     (3,563)    3,193        9,305        67,674
                                                --------  --------   --------  --------   ----------   -----------
  Net increase (decrease) in net assets.....       4,209    31,494     (1,194)    2,195     (392,942)      555,930
 Depositor's equity contribution
  (net redemption)..........................           0         0          0         0            0             0

Net Assets:
 Beginning of year..........................      56,070    24,576     27,129    24,934    1,353,957       798,027
                                                --------  --------   --------  --------   ----------   -----------
 End of year................................    $ 60,279  $ 56,070   $ 25,935  $ 27,129   $  961,015   $ 1,353,957
                                                ========  ========   ========  ========   ==========   ===========
Unit Activity:
 Units outstanding - beginning of year......       3,206     1,460      1,232     1,090        9,293         8,668
 Units issued...............................      50,376    18,474        427       883        2,459         2,854
 Units redeemed.............................     (50,304)  (16,728)      (587)     (741)      (2,386)       (2,229)
                                                --------  --------   --------  --------   ----------   -----------
 Units outstanding - end of year............       3,278     3,206      1,072     1,232        9,366         9,293
                                                ========  ========   ========  ========   ==========   ===========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                                            WRL                   WRL
                                                        WRL                 LKCM                  VKAM
                                                       Janus              Strategic              Emerging
                                                      Global             Total Return             Growth
                                                    Subaccount            Subaccount            Subaccount
                                               --------------------   -------------------  --------------------
                                                   December 31,          December 31,          December 31,
                                               --------------------   -------------------  --------------------
                                                  2000      1999       2000       1999       2000       1999
                                               ---------  ---------   --------  ---------  ---------  ---------
Operations:
 Net investment income (loss)...............   $  98,726  $  26,538   $  7,415  $   8,072  $ 168,610  $  81,707
 Net gain (loss) on investment securities...    (191,334)   153,543    (12,297)     2,825   (261,688)   217,724
                                               ---------  ---------   --------  ---------  ---------  ---------
 Net increase (decrease) in net assets
  resulting from operations.................     (92,608)   180,081     (4,882)    10,897    (93,078)   299,431
                                               ---------  ---------   --------  ---------  ---------  ---------
Capital Unit Transactions:
 Proceeds from units sold (transferred).....     112,253     81,308     10,776     11,792    145,357     94,168
                                               ---------  ---------   --------  ---------  ---------  ---------
 Less cost of units redeemed:
  Administrative charges....................      31,746     25,132      7,939      8,436     35,247     25,202
  Policy loans..............................      15,396      9,284      2,710      3,000     22,735     11,395
  Surrender benefits........................      12,985      8,537      2,844      3,136     20,687     11,025
  Death benefits............................         907        194        600        378      1,538        512
                                               ---------  ---------   --------  ---------  ---------  ---------
                                                  61,034     43,147     14,093     14,950     80,207     48,134
                                               ---------  ---------   --------  ---------  ---------  ---------
  Increase (decrease) in net assets from
   capital unit transactions................      51,219     38,161     (3,317)    (3,158)    65,150     46,034
                                               ---------  ---------   --------  ---------  ---------  ---------

  Net increase (decrease) in net assets.....     (41,389)   218,242     (8,199)     7,739    (27,928)   345,465
 Depositor's equity contribution
  (net redemption)..........................           0          0          0          0          0          0

Net Assets:
 Beginning of year..........................     451,498    233,256    106,665     98,926    608,130    262,665
                                               ---------  ---------   --------  ---------  ---------  ---------
 End of year................................   $ 410,109  $ 451,498   $ 98,466  $ 106,665  $ 580,202  $ 608,130
                                               =========  =========   ========  =========  =========  =========
Unit Activity:
 Units outstanding - beginning of year......      11,605     10,167      4,674      4,814      9,357      8,218
 Units issued...............................       4,570      4,823      1,327      1,538     11,606      4,977
 Units redeemed.............................      (3,276)    (3,385)    (1,478)    (1,678)   (10,737)    (3,838)
                                               ---------  ---------   --------  ---------  ---------  ---------
 Units outstanding - end of year............      12,899     11,605      4,523      4,674     10,226      9,357
                                               =========  =========   ========  =========  =========  =========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands


                                                      WRL                  WRL                  WRL
                                                     Alger                AEGON              Federated
                                               Aggressive Growth        Balanced          Growth & Income
                                                   Subaccount          Subaccount           Subaccount
                                              --------------------   -----------------  -------------------
                                                  December 31,        December 31,        December 31,
                                              --------------------   -----------------  -------------------
                                                2000        1999       2000     1999       2000      1999
                                              ---------  ---------   -------  --------  ---------  --------
Operations:
 Net investment income (loss)...............  $  41,268  $  35,966  $    215  $    213  $   1,001  $  1,091
 Net gain (loss) on investment securities...   (168,747)   101,488       742       105      4,230    (2,078)
                                              ---------  ---------  --------  --------  ---------  --------
 Net increase (decrease) in net assets
  resulting from operations.................   (127,479)   137,454       957       318      5,231      (987)
                                              ---------  ---------  --------  --------  ---------  --------

Capital Unit Transactions:
 Proceeds from units sold (transferred)....     103,588     74,699     4,955     5,997      7,863     5,627
                                              ---------  ---------  --------  --------  ---------  --------
 Less cost of units redeemed:
  Administrative charges...................      26,734     19,544     2,124     1,931      2,328     2,355
  Policy loans.............................      12,341      8,193       442       429        628       346
  Surrender benefits.......................      10,374      7,977       559       626        534       542
  Death benefits...........................         666        118        18        10        110        55
                                              ---------  ---------  --------  --------  ---------  --------
                                                 50,115     35,832     3,143     2,996      3,600     3,298
                                              ---------  ---------  --------  --------  ---------  --------
  Increase (decrease) in net assets from
   capital unit transactions...............      53,473     38,867     1,812     3,001      4,263     2,329
                                              ---------  ---------  --------  --------  ---------  --------
  Net increase (decrease) in net assets....     (74,006)   176,321     2,769     3,319      9,494     1,342
 Depositor's equity contribution
  (net redemption).........................           0          0         0         0          0         0

Net Assets:
 Beginning of year.........................     354,178    177,857    18,183    14,864     17,389    16,047
                                              ---------  ---------  --------  --------  ---------  --------
 End of year...............................   $ 280,172  $ 354,178  $ 20,952  $ 18,183  $  26,883  $ 17,389
                                              =========  =========  ========  ========  =========  ========
Unit Activity:
 Units outstanding - beginning of year.....       7,928      6,669     1,186       990      1,117       976
 Units issued..............................       3,925      3,640       569       637        996       714
 Units redeemed............................      (2,638)    (2,381)     (452)     (441)      (764)     (573)
                                              ---------  ---------  --------  --------  ---------  --------
 Units outstanding - end of year...........       9,215      7,928     1,303     1,186      1,349     1,117
                                              =========  =========  ========  ========  =========  ========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands


                                                     WRL                  WRL                   WRL
                                                     Dean               C.A.S.E.                NWQ
                                               Asset Allocation          Growth             Value Equity
                                                  Subaccount           Subaccount            Subaccount
                                              ------------------   ------------------  -------------------
                                                 December 31,         December 31,         December 31,
                                              ------------------   ------------------  -------------------
                                                2000      1999       2000      1999      2000       1999
                                              --------  --------   --------  --------  --------   --------
Operations:
 Net investment income (loss)..............   $  2,290  $    954   $  4,321  $  2,402  $    412   $    379
 Net gain (loss) on investment securities..      2,493    (3,414)   (10,421)    3,900     2,965      1,157
                                              --------  --------   --------  --------  --------   --------
 Net increase (decrease) in net assets
  resulting from operations................      4,783    (2,460)    (6,100)    6,302     3,377      1,536
                                              --------  --------   --------  --------  --------   --------

Capital Unit Transactions:
 Proceeds from units sold (transferred)....      1,235     1,729      5,488     7,781     2,652      3,283
                                              --------  --------   --------  --------  --------   --------
 Less cost of units redeemed:
  Administrative charges...................      3,204     3,875      2,868     2,946     2,467      2,874
  Policy loans.............................        785       991        767       668       596        713
  Surrender benefits.......................      1,058       901        885       678       660        605
  Death benefits...........................         75        89         33        12        96         32
                                              --------  --------   --------  --------  --------   --------
                                                 5,122     5,856      4,553     4,304     3,819      4,224
                                              --------  --------   --------  --------  --------   --------
  Increase (decrease) in net assets from
   capital unit transactions...............     (3,887)   (4,127)       935     3,477    (1,167)      (941)
                                              --------  --------   --------  --------  --------   --------

  Net increase (decrease) in net assets....        896    (6,587)    (5,165)    9,779     2,210        595
 Depositor's equity contribution
  (net redemption).........................          0         0          0         0         0          0

Net Assets:
 Beginning of year.........................     33,317    39,904     27,509    17,730     6,678     26,083
                                              --------  --------   --------  --------  --------   --------
 End of year...............................   $ 34,213  $ 33,317   $ 22,344  $ 27,509  $ 28,888   $ 26,678
                                              ========  ========   ========  ========  ========   ========
Unit Activity:
 Units outstanding - beginning of year.....      2,128     2,383      1,657     1,417     1,895      1,982
 Units issued..............................        729       937      1,014     1,347       907      1,296
 Units redeemed............................       (976)   (1,192)      (958)   (1,107)   (1,005)    (1,383)
                                              --------  --------  ---------  --------  --------   --------
 Units outstanding - end of year...........      1,881     2,128      1,713     1,657     1,797      1,895
                                              ========  ========  =========  ========  ========   ========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands



                                                      WRL
                                                      GE                WRL                WRL
                                                 International          GE             Third Avenue
                                                    Equity          U.S. Equity           Value
                                                  Subaccount        Subaccount          Subaccount
                                               ---------------   -----------------   ------------------
                                                 December 31,      December 31,        December 31,
                                               ---------------   -----------------   ------------------
                                                2000     1999     2000       1999      2000       1999
                                               -------  ------   -------   -------   ---------  -------
Operations:
 Net investment income (loss)................  $ 1,124   $  325  $  1,071  $  1,730  $     426  $    61

 Net gain (loss) on investment securities....   (2,405)   1,104    (1,646)    1,544      1,699      365
                                               -------  -------  --------  --------  ---------  -------
 Net increase (decrease) in net assets
  resulting from operations..................   (1,281)   1,429      (575)    3,274      2,125      426
                                               -------  -------  --------  --------  ---------  -------
Capital Unit Transactions:
 Proceeds from units sold (transferred)......    3,155      761     7,853    12,169     12,970      730
                                               -------  -------  --------  --------  ---------  -------
 Less cost of units redeemed:
  Administrative charges.....................      663      644     2,712     2,237        560      218
  Policy loans...............................      150      101       440       422        894       52
  Surrender benefits.........................      125      258       744       444        306       80
  Death benefits.............................        5        1        27         8         11        3
                                               -------  -------  --------  --------  ---------  -------
                                                   943    1,004     3,923     3,111      1,771      353
                                               -------  -------  --------  --------  ---------  -------

  Increase (decrease) in net assets from
   capital unit transactions.................    2,212     (243)    3,930     9,058     11,199      377
                                               -------  -------  --------  --------  ---------  -------
  Net increase (decrease) in net assets......      931    1,186     3,355    12,332     13,324      803
 Depositor's equity contribution
  (net redemption)...........................        0        0         0         0          0     (199)

Net Assets:
 Beginning of year...........................    7,013    5,827    26,416    14,084      3,411    2,807
                                               -------  -------  --------  --------  ---------  -------
 End of year.................................  $ 7,944  $ 7,013  $ 29,771  $ 26,416  $  16,735  $ 3,411
                                               =======  =======  ========  ========  =========  =======
Unit Activity:
 Units outstanding - beginning of year.......      475      489     1,468       919        322      304
 Units issued................................      474      672     1,064     1,292      1,432      258
 Units redeemed..............................     (310)    (686)     (849)     (743)      (577)    (240)
                                               -------  -------  --------  --------  ---------  -------
 Units outstanding - end of year.............      639      475     1,683     1,468      1,177      322
                                               =======  =======  ========  ========  =========  =======

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands


                                                              WRL
                                                          J.P. Morgan             WRL                 WRL
                                                          Real Estate        Goldman Sachs        Goldman Sachs
                                                           Securities           Growth              Small Cap
                                                           Subaccount         Subaccount           Subaccount
                                                        ---------------   ------------------   -----------------
                                                          December 31,       December 31,         December 31,
                                                        ---------------   ------------------   -----------------
                                                         2000      1999   2000     1999/(1)/   2000    1999/(1)/
                                                        -------   -----  -------   ---------   -----   ---------
Operations:
 Net investment income (loss)....................       $    17   $   6  $     7     $  (2)    $  11      $  14
 Net gain (loss) on investment securities........           345     (41)    (156)      110       (27)        20
                                                        -------   -----  -------     -----     -----      -----
 Net increase (decrease) in net assets
  resulting from operations......................           362     (35)    (149)      108       (16)        34
                                                        -------   -----  -------     -----     -----      -----

Capital Unit Transactions:
 Proceeds from units sold (transferred)..........         2,080     (26)   1,002       871       622        295
                                                        -------   -----  -------     -----     -----      -----
 Less cost of units redeemed:
  Administrative charges.........................            86      19      123        18        52          5
  Policy loans...................................            60       0       44         2         7          5
  Surrender benefits.............................            36       1        8         7         2          0
  Death benefits.................................             0       1        0         0         0          0
                                                        -------   -----  -------     -----     -----      -----
                                                            182      21      175        27        61         10
                                                        -------   -----  -------     -----     -----      -----
  Increase (decrease) in net assets from
    capital unit transactions....................         1,898     (47)     827       844       561        285
                                                        -------   -----  -------     -----     -----      -----

  Net increase (decrease) in net assets..........         2,260     (82)     678       952       545        319
 Depositor's equity contribution
  (net redemption)...............................          (411)      0      (28)       25       (27)        25

Net Assets:
 Beginning of year...............................           627     709      977         0       344          0
                                                        -------   -----  -------     -----     -----      -----
 End of year.....................................       $ 2,476   $ 627  $ 1,627     $ 977     $ 862      $ 344
                                                        =======   =====  =======     =====     =====      =====
Unit Activity:
 Units outstanding - beginning of year...........            78      84       87         0        31          0
 Units issued....................................           816      67      161       106        80         41
 Units redeemed..................................          (655)    (73)     (90)      (19)      (31)       (10)
                                                        -------   -----  -------     -----     -----      -----
 Units outstanding - end of year.................           239      78      158        87        80         31
                                                        =======   =====  =======     =====     =====      =====

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands


                                                     WRL
                                                T. Rowe Price           WRL                 WRL
                                                   Dividend       T. Rowe Price          Salomon
                                                    Growth           Small Cap            All Cap
                                                  Subaccount        Subaccount           Subaccount
                                               ----------------  -----------------  --------------------
                                                 December 31,      December 31,         December 31,
                                               ----------------  -----------------  --------------------
                                               2000   1999/(1)/   2000   1999/(1)/    2000     1999/(1)/
                                               -----  ---------  ------  ---------  ---------  ---------
Operations:
 Net investment income (loss)...............   $  (4) $     (1)  $     5   $    26  $      57   $     11
 Net gain (loss) on investment securities...      87       (17)     (412)      162        161         15
                                               -----  --------   -------   -------  ---------   --------
 Net increase (decrease) in net assets
  resulting from operations.................      83       (18)     (407)      188        218         26
                                               -----  --------   -------   -------  ---------   --------
Capital Unit Transactions:
 Proceeds from units sold (transferred).....     516       499     2,291       727      7,892        344
                                               -----  --------   -------   -------  ---------   --------
 Less cost of units redeemed:
  Administrative charges....................      83         2       167        15        257          9
  Policy loans..............................       7         0        27         0         76          3
  Surrender benefits........................       2         3        15         0         58          0
  Death benefits............................       0         0         0         0          0          0
                                               -----  --------   -------   -------  ---------   --------
                                                  92         5       209        15        391         12
                                               -----  --------   -------   -------  ---------   --------
  Increase (decrease) in net assets from
   capital unit transactions................     424       494     2,082       712      7,501        332
                                               -----  --------   -------   -------  ---------   --------
  Net increase (decrease) in net assets.....     507       476     1,675       900      7,719        358
 Depositor's equity contribution
  (net redemption)..........................     (23)       25       (32)       25        (30)        25

Net Assets:
 Beginning of year..........................     501         0       925         0        383          0
                                               -----  --------   -------   -------  ---------   --------
 End of year................................   $ 985  $    501   $ 2,568   $   925  $   8,072   $    383
                                               =====  ========   =======   =======  =========   ========
Unit Activity:
 Units outstanding - beginning of year......      55         0        75         0         36          0
 Units issued...............................     132        65       301       161        836         58
 Units redeemed.............................     (88)      (10)     (146)      (86)      (229)       (22)
                                               -----  --------   -------   -------  ---------   --------
 Units outstanding - end of year............      99        55       230        75        643         36
                                               =====  ========   =======   =======  =========   ========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands


                                                        WRL                    WRL
                                                  Pilgrim Baxter             Dreyfus
                                                  Mid Cap Growth             Mid Cap
                                                    Subaccount             Subaccount
                                                --------------------   ------------------
                                                    December 31,          December 31,
                                                --------------------   ------------------
                                                  2000     1999/(1)/     2000   1999/(1)/
                                                --------   ---------   -------  ---------
Operations:
  Net investment income (loss)..............    $     81    $     5    $    20    $  (1)
  Net gain (loss) on investment securities..     (16,860)     1,268         40       16
                                                --------    -------    -------    -----
  Net increase (decrease) in net assets
    resulting from operations ..............     (16,779)     1,273         60       15
                                                --------    -------    -------    -----
Capital Unit Transactions:
  Proceeds from units sold (transferred)....      55,513      3,885      1,562      297
                                                --------    -------    -------    -----
  Less cost of units redeemed:
    Administrative charges..................       2,546         37         96        0
    Policy loans............................       1,156         18         21        0
    Surrender benefits......................         323         30          4        0
    Death benefits..........................          72          0          0        0
                                                --------    -------    -------    -----
                                                   4,097         85        121        0
                                                --------    -------    -------    -----
    Increase (decrease) in net assets from
      capital unit transactions.............      51,416      3,800      1,441      297
                                                --------    -------    -------    -----
    Net increase (decrease) in net assets...      34,637      5,073      1,501      312
  Depositor's equity contribution
    (net redemption)........................           0         (8)       (27)      25

Net Assets:
  Beginning of year.........................       5,065          0        337        0
                                                --------    -------    -------    -----
  End of year...............................    $ 39,702    $ 5,065    $ 1,811    $ 337
                                                ========    =======    =======    =====
Unit Activity:
  Units outstanding - beginning of year.....         317          0         33        0
  Units issued..............................       4,015        412        311       52
  Units redeemed............................      (1,403)       (95)      (185)     (19)
                                                --------    -------    -------    -----
  Units outstanding - end of year...........       2,929        317        159       33
                                                ========    =======    =======    =====

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands


                                                                                  WRL             WRL           WRL
                                                                WRL              Great           Great         Great
                                                             Value Line        Companies -   Companies -    Companies -
                                                         Aggressive Growth    America/SM/   Technology/SM/   Global/2/
                                                             Subaccount        Subaccount     Subaccount    Subaccount
                                                         -----------------    ------------   -------------  ------------
                                                            December  31,     December 31,    December 31,  December 31,
                                                         -----------------    ------------   -------------  ------------
                                                             2000/(1)/          2000/(1)/      2000/(1)/      2000/(1)/
                                                         -----------------    ------------   -------------  ------------
Operations:
 Net investment income (loss).....................           $   (4)            $  (28)         $  (13)          $ (1)
 Net gain (loss) on investment securities.........             (185)               715          (1,437)           (16)
                                                             ------             ------          ------           ----
 Net increase (decrease) in net assets
  resulting from operations.......................             (189)               687          (1,450)           (17)
                                                             ------             ------          ------           ----

Capital Unit Transactions:
 Proceeds from units sold (transferred)...........            1,091              8,008           4,240            494
                                                             ------             ------          ------           ----
 Less cost of units redeemed:
  Administrative charges..........................               19                177              80              7
  Policy loans....................................               16                110              53              1
  Surrender benefits..............................                0                117              69              0
  Death benefits..................................                0                  0               0              0
                                                             ------             ------          ------           ----
                                                                 35                404             202              8
                                                             ------             ------          ------           ----
  Increase (decrease) in net assets from
   capital unit transactions......................            1,056              7,604           4,038            486
                                                             ------             ------          ------           ----

  Net increase (decrease) in net assets...........              867              8,291           2,588            469
 Depositor's equity contribution
  (net redemption) ...............................              200                200             200             25

Net Assets:
 Beginning of year................................                0                  0               0              0
                                                             ------             ------          ------           ----
 End of year......................................           $1,067             $8,491          $2,788           $494
                                                             ======             ======          ======           ====
Unit Activity:
 Units outstanding - beginning of year............                0                  0               0              0
 Units issued.....................................              132                878             557             63
 Units redeemed...................................              (13)              (127)           (141)            (5)
                                                             ------             ------          ------           ----

 Units outstanding - end of year..................              119                751             416             58
                                                             ======             ======          ======           ====

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands



                                                   WRL       Fidelity VIP
                                                 Gabelli         III         Fidelity VIP
                                                 Global         Growth            II         Fidelity VIP
                                                 Growth     Opportunities   Contrafund(R)   Equity-Income
                                               Subaccount     Subaccount      Subaccount      Subaccount
                                               ------------ -------------   --------------  --------------
                                               December 31,  December 31,    December 31,     December 31,
                                               ------------ -------------   --------------  --------------
                                                 2000/(1)/     2000/(1)/       2000/(1)/       2000/(1)/
                                               ------------ -------------   --------------  --------------
Operations:
 Net investment income (loss)...............      $   (1)       $  (2)         $    (3)         $  (1)
 Net gain (loss) on investment securities...         (34)         (73)             (48)            17
                                                  ------        -----          -------          -----
 Net increase (decrease) in net assets
  resulting from operations.................         (35)         (75)             (51)            16
                                                  ------        -----          -------          -----
Capital Unit Transactions:
 Proceeds from units sold (transferred).....       1,014          633            1,085            276
                                                  ------        -----          -------          -----
 Less cost of units redeemed:
  Administrative charges....................          33           14               23              8
  Policy loans..............................           0            5                5              2
  Surrender benefits........................           0            2                1              0
  Death benefits............................           0            0                0              0
                                                  ------        -----          -------          -----
                                                      33           21               29             10
                                                  ------        -----          -------          -----
  Increase (decrease) in net assets from
   capital unit transactions................         981          612            1,056            266
                                                  ------        -----          -------          -----

  Net increase (decrease) in net assets.....         946          537            1,005            282
 Depositor's equity contribution
  (net redemption)..........................          25           25               25             25

Net Assets:
 Beginning of year..........................           0            0                0              0
                                                  ------        -----          -------          -----
 End of year................................      $  971        $ 562          $ 1,030          $ 307
                                                  ======        =====          =======          =====
Unit Activity:
 Units outstanding - beginning of year......           0            0                0              0
 Units issued...............................         123           76              124             39
 Units redeemed.............................         (16)         (10)             (14)           (11)
                                                  ------        -----          -------          -----
 Units outstanding - end of year............         107           66              110             28
                                                  ======        =====          =======          =====

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Year Ended


                                                              WRL J.P. Morgan Money Market Subaccount
                                                        ---------------------------------------------------
                                                                            December 31,
                                                        ---------------------------------------------------
                                                          2000       1999       1998       1997       1996
                                                        ------      ------     ------     -----      ------
Accumulation unit value, beginning of year ..........  $ 17.49     $ 16.83    $ 16.13    $ 15.45    $ 14.83
                                                       -------     -------    -------    -------    -------
  Income from operations:
    Net investment income (loss) ....................     0.90        0.66       0.70       0.68       0.62
    Net realized and unrealized gain (loss) on
      investment ....................................     0.00        0.00       0.00       0.00       0.00
                                                       -------     -------    -------    -------    -------
      Net income (loss) from operations .............     0.90        0.66       0.70       0.68       0.62
                                                       -------     -------    -------    -------    -------
Accumulation unit value, end of year ................  $ 18.39     $ 17.49    $ 16.83    $ 16.13    $ 15.45
                                                       =======     =======    =======    =======    =======
Total return ........................................    5.17%       3.92%      4.36%      4.37%      4.17%
Ratios and supplemental data:
    Net assets at end of year (in thousands) ........  $60,279     $56,070    $24,576    $16,440    $12,740
    Ratio of net investment income (loss) to average
      net assets ....................................    5.05%       3.87%      4.24%      4.28%      4.07%




                                                                 WRL AEGON Bond Subaccount
                                                        ---------------------------------------------
                                                                      December 31,
                                                        ---------------------------------------------
                                                          2000     1999      1998     1997      1996
                                                        -------  -------   -------  -------   -------
Accumulation unit value, beginning of year ...........  $ 22.01  $ 22.89   $ 21.12  $ 19.53   $ 19.67
                                                         -------  -------   -------  -------   -------
   Income from operations:
     Net investment income (loss) ....................     1.04     1.13      1.01     1.01      0.99
     Net realized and unrealized gain (loss) on
       investment ....................................     1.14    (2.01)     0.76     0.58     (1.13)
                                                        -------  -------   -------  -------   -------
       Net income (loss) from operations .............     2.18    (0.88)     1.77     1.59     (0.14)
                                                        -------  -------   -------  -------   -------
Accumulation unit value, end of year .................  $ 24.19  $ 22.01   $ 22.89  $ 21.12    $19.53
                                                        =======  =======   =======  =======   =======
Total return .........................................    9.90%  (3.81)%     8.34%    8.18%   (0.75)%
Ratios and supplemental data:
    Net assets at end of year (in thousands) .........  $25,935  $27,129   $24,934  $17,657   $11,585
    Ratio of net investment income (loss) to average
      net assets .....................................    4.58%    5.10%     4.58%    5.06%     5.34%

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Year Ended


                                                                                   WRL Janus Growth Subaccount
                                                                     ----------------------------------------------------
                                                                                        December 31,
                                                                     ----------------------------------------------------
                                                                        2000         1999      1998      1997      1996
                                                                     ---------   ----------  --------  --------  --------
Accumulation unit value, beginning of year.......................    $  145.70   $    92.07  $  56.48  $  48.48  $  41.47
                                                                     ---------   ----------  --------  --------  --------
  Income from operations:

    Net investment income (loss).................................        16.41        25.03      0.13      5.83      2.88
    Net realized and unrealized gain (loss) on investment........       (59.50)       28.60     35.46      2.17      4.13
                                                                     ---------   ----------  --------  --------  --------
      Net income (loss) from operations..........................       (43.09)       53.63     35.59      8.00      7.01
                                                                     ---------   ----------  --------  --------  --------
Accumulation unit value, end of year.............................    $  102.61   $   145.70  $  92.07  $  56.48  $  48.48
                                                                     =========   ==========  ========  ========  ========
Total return.....................................................     (29.58)%       58.25%    63.01%    16.50%    16.91%

Ratios and supplemental data:

  Net assets at end of year (in thousands).......................    $ 961,015   $1,353,957  $798,027  $450,271  $349,491

  Ratio of net investment income (loss) to average net assets....       11.75%       22.67%     0.19%    10.84%     6.41%


                                                                                     WRL Janus Global Subaccount
                                                                       --------------------------------------------------
                                                                                           December 31,
                                                                       --------------------------------------------------
                                                                         2000        1999      1998      1997      1996
                                                                       ---------   --------  --------  --------  --------
Accumulation unit value, beginning of year.......................      $   38.91   $  22.94  $  17.80  $  15.13  $  11.95
                                                                       ---------   --------  --------  --------  --------
  Income from operations:

    Net investment income (loss).................................           7.93       2.44      0.82      2.30      1.50
    Net realized and unrealized gain (loss) on investment........         (15.05)     13.53      4.32      0.37      1.68
                                                                       ---------   --------  --------  --------  --------
      Net income (loss) from operations..........................          (7.12)     15.97      5.14      2.67      3.18
                                                                       ---------   --------  --------  --------  --------
Accumulation unit value, end of year.............................      $   31.79   $  38.91  $  22.94  $  17.80  $  15.13
                                                                       =========   ========  ========  ========  ========
Total return.....................................................       (18.28)%     69.58%    28.86%    17.69%    26.60%

Ratios and supplemental data:

  Net assets at end of year (in thousands).......................      $ 410,109   $451,498  $233,256  $145,017  $ 83,159

  Ratio of net investment income (loss) to average net assets....         20.55%      9.07%     3.92%    13.39%    11.09%


See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Year Ended


                                                                          WRL LKCM Strategic Total Return Subaccount
                                                                     --------------------------------------------------
                                                                                        December 31,
                                                                     --------------------------------------------------
                                                                        2000      1999      1998       1997      1996
                                                                     ---------   --------   -------   -------   -------
Accumulation unit value, beginning of year.......................      $ 22.82   $  20.55   $ 18.91   $ 15.66   $ 13.74
                                                                       -------   --------   -------   -------   -------
  Income from operations:

    Net investment income (loss)..................................        1.63       1.68      0.71      1.56      0.82
    Net realized and unrealized gain (loss) on investment.........       (2.68)      0.59      0.93      1.69      1.10
                                                                       -------   --------   -------   -------   -------
      Net income (loss) from operations ..........................       (1.05)      2.27      1.64      3.25      1.92
                                                                       -------   --------   -------   -------   -------
Accumulation unit value, end of year .............................     $ 21.77   $  22.82   $ 20.55   $ 18.91   $ 15.66
                                                                       =======   ========   =======   =======   =======
Total return .....................................................     (4.62)%     11.07%     8.66%    20.77%    13.97%

Ratios and supplemental data:

  Net assets at end of year (in thousands) .......................     $98,466   $106,665   $98,926   $80,753   $55,900
  Ratio of net investment income (loss) to average net assets ....       7.43%      7.93%     3.67%     8.89%     5.76%


                                                                              WRL VKAM Emerging Growth Subaccount
                                                                     --------------------------------------------------
                                                                                          December 31,
                                                                     --------------------------------------------------
                                                                       2000       1999       1998       1997      1996
                                                                     --------   --------   --------  --------  --------
Accumulation unit value, beginning of year .......................   $  64.99   $  31.96   $  23.48  $  19.51  $  16.56
                                                                     --------   --------   --------  --------  --------
  Income from operations:

    Net investment income (loss) .................................      16.83       9.32       0.91      2.20      0.82
    Net realized and unrealized gain (loss) on investment ........     (25.08)     23.71       7.57      1.77      2.13
                                                                     --------   --------   --------  --------  --------
      Net income (loss) from operations ..........................      (8.25)     33.03       8.48      3.97      2.95
                                                                     ---------  --------   --------  --------  --------

Accumulation unit value, end of year .............................   $  56.74   $  64.99   $  31.96  $  23.48  $  19.51
                                                                     ========   ========   ========  ========  ========
Total return .....................................................   (12.70)%    103.33%     36.11%    20.37%    17.82%

Ratios and supplemental data:

  Net assets at end of year (in thousands) .......................   $580,202   $608,130   $262,665  $164,702  $107,925
  Ratio of net investment income (loss) to average net assets ....     23.62%     23.19%      3.44%    10.18%     4.51%


See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Year Ended

                                                              WRL Alger Aggressive Growth Subaccount
                                                   -----------------------------------------------------------
                                                                            December 31,
                                                   -----------------------------------------------------------
                                                      2000         1999         1998         1997       1996
                                                   ---------    ---------    ---------    --------    --------
Accumulation unit value, beginning of year ....... $   44.67    $   26.67    $   18.10    $  14.70    $  13.43
                                                   ---------    ---------    ---------    --------    --------
  Income from operations:
    Net investment income (loss) .................      4.76         4.90         1.33        1.75        0.36
    Net realized and unrealized gain (loss) on
     investment ..................................    (19.03)       13.10         7.24        1.65        0.91
                                                   ---------    ---------    ---------    --------    --------
      Net income (loss) from operations ..........    (14.27)       18.00         8.57        3.40        1.27
                                                   ---------    ---------    ---------    --------    --------
Accumulation unit value, end of year ............. $   30.40    $   44.67    $   26.67    $  18.10    $  14.70
                                                   =========    =========    =========    ========    ========
Total return .....................................  (31.94)%      67.52 %      47.36 %     23.14 %      9.46 %

Ratios and supplemental data:
  Net assets at end of year (in thousands) ....... $ 280,172    $ 354,178    $ 177,857    $ 94,652    $ 54,408
  Ratio of net investment income (loss) to average
   net assets ....................................   11.65 %      15.54 %       6.20 %     10.26 %      2.65 %

                                                                  WRL AEGON Balanced Subaccount
                                                   -------------------------------------------------------
                                                                          December 31,
                                                   -------------------------------------------------------
                                                     2000        1999        1998        1997        1996
                                                   --------    --------    --------    --------    -------
Accumulation unit value, beginning of year ....... $  15.33    $  15.02    $  14.17    $  12.21    $ 11.13
                                                   --------    --------    --------    --------    -------
  Income from operations:
    Net investment income (loss) .................     0.17        0.19        0.25        1.55       0.36
    Net realized and unrealized gain (loss) on
     investment ..................................     0.58        0.12        0.60        0.41       0.72
                                                   --------    --------    --------    --------    -------
      Net income (loss) from operations ..........     0.75        0.31        0.85        1.96       1.08
                                                   --------    --------    --------    --------    -------
Accumulation unit value, end of year ............. $  16.08    $  15.33    $  15.02    $  14.17    $ 12.21
                                                   ========    ========    ========    ========    =======
Total return .....................................   4.88 %      2.11 %      5.98 %     16.06 %     9.73 %

Ratios and supplemental data:
  Net assets at end of year (in thousands) ....... $ 20,952    $ 18,183    $ 14,864    $ 10,716    $ 6,418
  Ratio of net investment income (loss) to average
   net assets ....................................   1.10 %      1.26 %      1.76 %     11.62 %     3.18 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Year Ended

                                                            WRL Federated Growth & Income Subaccount
                                                      ----------------------------------------------------
                                                                          December 31,
                                                      ----------------------------------------------------
                                                        2000       1999       1998       1997       1996
                                                      --------   --------   --------   --------   --------
Accumulation unit value, beginning of year..........  $  15.57   $  16.44   $  16.09   $  13.03   $  11.77
                                                      --------   --------   --------   --------   --------
  Income from operations:
    Net investment income (loss)....................      0.85       1.05       0.77       2.61       0.76
    Net realized and unrealized gain (loss) on
      investment....................................      3.51      (1.92)     (0.42)      0.45       0.50
                                                      --------   --------   --------   --------   --------
      Net income (loss) from operations.............      4.36      (0.87)      0.35       3.06       1.26
                                                      --------   --------   --------   --------   --------
Accumulation unit value, end of year................  $  19.93   $  15.57   $  16.44   $  16.09   $  13.03
                                                      ========   ========   ========   ========   ========
Total return........................................   28.01 %    (5.31)%     2.13 %    23.54 %    10.64 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)..........  $ 26,883   $ 17,389   $ 16,047   $  9,063   $  5,501

  Ratio of net investment income (loss) to average
    net assets......................................    5.00 %     6.51 %     4.83 %    18.50 %     6.38 %

                                                              WRL Dean Asset Allocation Subaccount
                                                      ----------------------------------------------------
                                                                          December 31,
                                                      ----------------------------------------------------
                                                        2000       1999       1998       1997       1996
                                                      --------   --------   --------   --------   --------
Accumulation unit value, beginning of year..........  $  15.66   $  16.74   $  15.60   $  13.50   $  11.90
                                                      --------   --------   --------   --------   --------
  Income from operations:
    Net investment income (loss)....................      1.20       0.41       1.58       1.20       0.53
    Net realized and unrealized gain (loss) on
      investment....................................      1.33      (1.49)     (0.44)      0.90       1.07
                                                      --------   --------   --------   --------   --------
      Net income (loss) from operations.............      2.53      (1.08)      1.14       2.10       1.60
                                                      --------   --------   --------   --------   --------
Accumulation unit value, end of year................  $  18.19   $  15.66   $  16.74   $  15.60   $  13.50
                                                      ========   ========   ========   ========   ========
Total return........................................   16.16 %    (6.48)%     7.36 %    15.55 %    13.40 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)..........  $ 34,213   $ 33,317   $ 39,904   $ 29,123   $ 17,946
  Ratio of net investment income (loss) to average
    net assets......................................    7.33 %     2.50 %     9.69 %     8.14 %     4.35 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Year Ended


                                                                   WRL C.A.S.E. Growth Subaccount
                                                           -----------------------------------------------
                                                                            December 31,
                                                           -----------------------------------------------
                                                             2000      1999     1998     1997    1996/(1)/
                                                           --------  -------  -------  --------  ---------
Accumulation unit value, beginning of year...............  $  16.60   $ 12.51  $ 12.32   $ 10.81  $  10.00
                                                           --------   -------  -------   -------   -------
 Income from operations:
  Net investment income (loss)...........................      2.56      1.52     1.24      1.51      0.37
  Net realized and unrealized gain (loss) on investment..     (6.12)     2.57    (1.05)     0.00      0.44
                                                           --------   -------  -------   -------  --------
   Net income (loss) from operations.....................     (3.56)     4.09     0.19      1.51      0.81
                                                           --------   -------  -------   -------  --------
Accumulation unit value, end of year.....................   $ 13.04   $ 16.60  $ 12.51   $ 12.32  $  10.81
                                                           ========   =======  =======   =======  ========
Total return.............................................  (21.42)%    32.65%    1.56%    14.00%     8.09%
Ratios and supplemental data:
 Net assets at end of year (in thousands)................   $22,344   $27,509  $17,730   $11,946  $  4,466
 Ratio of net investment income (loss) to average
  net assets.............................................    16.28%    10.16%   10.21%    12.65%     6.11%



                                                                   WRL NWQ Value Equity Subaccount
                                                            ---------------------------------------------
                                                                           December 31,
                                                            ---------------------------------------------
                                                              2000    1999     1998     1997    1996/(1)/
                                                            -------  -------  -------  -------  ---------
Accumulation unit value, beginning of year...............   $ 14.08  $ 13.16  $ 13.94  $ 11.25     $10.00
                                                            -------  -------  -------  -------     ------
 Income from operations:
  Net investment income (loss)...........................      0.23     0.20     0.95     0.14       0.05
  Net realized and unrealized gain (loss) on investment..      1.76     0.72    (1.73)    2.55       1.20
                                                            -------  -------  -------  -------     ------
   Net income (loss) from operations.....................      1.99     0.92    (0.78)    2.69       1.25
                                                            -------  -------  -------  -------     ------
Accumulation unit value, end of year.....................   $ 16.07  $ 14.08  $ 13.16  $ 13.94     $11.25
                                                            =======  =======  =======  =======     ======
Total return.............................................    14.17%    6.98%  (5.63)%   23.93%     12.51%
Ratios and supplemental data:
 Net assets at end of year (in thousands)................   $28,888  $26,678  $26,083  $26,714     $8,887
 Ratio of net investment income (loss) to average
  net assets.............................................     1.58%    1.42%    6.84%    1.05%      0.77%

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Year Ended


                                                                    WRL GE International Equity Subaccount
                                                                    --------------------------------------
                                                                                 December 31,
                                                                    --------------------------------------
                                                                     2000     1999       1998     1997/(1)/
                                                                    ------   ------   --------  -----------
Accumulation unit value, beginning of year......................  $  14.76   $11.92   $ 10.65     $ 10.00
                                                                  --------   ------   -------     -------
 Income from operations:
  Net investment income (loss)..................................      2.00     0.62     (0.09)      (0.03)
  Net realized and unrealized gain (loss) on investment.........     (4.33)    2.22      1.36        0.68
                                                                  --------   ------   -------     -------
    Net income (loss) from operations...........................     (2.33)    2.84      1.27        0.65
                                                                  --------   ------   -------     -------
Accumulation unit value, end of year............................  $  12.43   $14.76   $ 11.92     $ 10.65
                                                                  ========   ======   =======     =======

Total return....................................................  (15.75)%   23.84%    11.84%       6.54%

Ratios and supplemental data:
  Net assets at end of year (in thousands)........................  $7,944   $7,013   $ 5,827     $ 2,289
  Ratio of net investment income (loss) to average
    net assets....................................................  14.54%    5.09%   (0.81)%     (0.28)%


                                                                          WRL GE U.S. Equity Subaccount
                                                                      --------------------------------------
                                                                                  December 31,
                                                                      --------------------------------------
                                                                       2000      1999     1998     1997/(1)/
                                                                      -------   -------  -------   ---------
Accumulation unit value, beginning of year........................    $ 17.99   $ 15.33  $ 12.59    $ 10.00
                                                                      -------   -------  -------    -------
Income from operations:
Net investment income (loss)......................................       0.68      1.38     0.73       0.99
Net realized and unrealized gain (loss) on investment.............      (0.98)     1.28     2.01       1.60
                                                                      -------   -------  -------    -------
Net income (loss) from operations.................................      (0.30)     2.66     2.74       2.59
                                                                      -------   -------  -------    -------
Accumulation unit value, end of year..............................    $ 17.69   $ 17.99  $ 15.33    $ 12.59
                                                                      =======   =======  =======    =======
Total return......................................................    (1.67)%    17.35%   21.78%     25.89%

Ratios and supplemental data:
  Net assets at end of year (in thousands)........................    $29,771   $26,416  $14,084    $ 3,258
  Ratio of net investment income (loss) to average net assets.....      3.81%     8.27%    5.30%      8.28%


See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Year Ended

                                                                    WRL
                                                                Third Avenue
                                                                    Value
                                                                 Subaccount
                                                      -----------------------------
                                                              December 31,
                                                      -----------------------------
                                                        2000      1999    1998/(1)/
                                                      --------  --------  ---------
Accumulation unit value, beginning of year..........  $  10.59  $   9.23   $  10.00
                                                      --------  --------   --------
  Income from operations:
    Net investment income (loss)....................      0.60      0.19      (0.05)
    Net realized and unrealized gain (loss) on
      investment....................................      3.03      1.17      (0.72)
                                                      --------  --------   --------
      Net income (loss) from operations.............      3.63      1.36      (0.77)
                                                      --------  --------   --------
Accumulation unit value, end of year................  $  14.22  $  10.59   $   9.23
                                                      ========  ========   ========
Total return........................................   34.26 %   14.68 %    (7.67)%
Ratios and supplemental data:
  Net assets at end of year (in thousands)..........  $ 16,735  $  3,411   $  2,807
  Ratio of net investment income (loss) to average
    net assets......................................    4.53 %    1.98 %    (0.52)%

                                                                    WRL
                                                                J.P. Morgan
                                                         Real Estate Securities
                                                                Subaccount
                                                      -----------------------------
                                                              December 31,
                                                      -----------------------------
                                                        2000      1999    1998/(1)/
                                                      --------  --------  ---------
Accumulation unit value, beginning of year..........  $   8.06  $   8.46   $  10.00
                                                      --------  --------   --------
  Income from operations:
    Net investment income (loss)....................      0.10      0.07      (0.05)
    Net realized and unrealized gain (loss) on
      investment....................................      2.20     (0.47)     (1.49)
                                                      --------  --------   --------
      Net income (loss) from operations.............      2.30     (0.40)     (1.54)
                                                      --------  --------   --------
Accumulation unit value, end of year................  $  10.36  $   8.06   $   8.46
                                                      ========  ========   ========
Total return........................................   28.46 %   (4.63)%   (15.44)%
Ratios and supplemental data:
  Net assets at end of year (in thousands)..........  $  2,476  $    627   $    709
  Ratio of net investment income (loss) to average
    net assets......................................    1.07 %    0.95 %    (0.90)%

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Year Ended

                                                                                                         WRL
                                                         WRL                      WRL               T. Rowe Price
                                                    Goldman Sachs            Goldman Sachs            Dividend
                                                       Growth                  Small Cap               Growth
                                                     Subaccount               Subaccount             Subaccount
                                                 --------------------    --------------------    --------------------
                                                     December 31,            December 31,            December 31,
                                                 --------------------    --------------------    --------------------
                                                   2000     1999/(1)/     2000      1999/(1)/     2000      1999/(1)/
                                                 -------    ---------    -------    ---------    -------    ---------
Accumulation unit value, beginning of year.....  $ 11.29     $ 10.00     $ 10.92     $ 10.00     $  9.16     $ 10.00
                                                 -------     -------     -------     -------     -------     -------
  Income from operations:
    Net investment income (loss)...............     0.06       (0.05)       0.22        0.76       (0.04)      (0.04)
    Net realized and unrealized gain (loss) on
     investment................................    (1.06)       1.34       (0.34)       0.16        0.86       (0.80)
                                                 -------     -------     -------     -------     -------     -------
      Net income (loss) from operations........    (1.00)       1.29       (0.12)       0.92        0.82       (0.84)
                                                 -------     -------     -------     -------     -------     -------
Accumulation unit value, end of year...........  $ 10.29     $ 11.29     $ 10.80     $ 10.92     $  9.98     $  9.16
                                                 =======     =======     =======     =======     =======     =======
Total return...................................  (8.84)%     12.91 %     (1.15)%      9.23 %      8.89 %     (8.37)%

Ratios and supplemental data:
  Net assets at end of year (in thousands).....  $ 1,627     $   977     $   862     $   344     $   985     $   501
  Ratio of net investment income (loss) to
   average net assets..........................   0.59 %     (0.90)%      2.00 %     15.66 %     (0.42)%     (0.90)%

                                                                                                         WRL
                                                         WRL                      WRL               Pilgrim Baxter
                                                    T. Rowe Price               Salomon                Mid Cap
                                                      Small Cap                 All Cap                 Growth
                                                     Subaccount               Subaccount              Subaccount
                                                 --------------------    --------------------    --------------------
                                                     December 31,            December 31,            December 31,
                                                 --------------------    --------------------    --------------------
                                                  2000      1999/(1)/     2000      1999/(1)/     2000      1999/(1)/
                                                 -------    ---------    ------    ----------    --------   ---------
Accumulation unit value, beginning of year.....  $ 12.31     $ 10.00     $ 10.70     $ 10.00     $  15.98     $ 10.00
                                                 -------     -------     -------     -------     --------     ------
 Income from operations:
  Net investment income (loss).................     0.04        0.41        0.23        0.40         0.04        0.04
  Net realized and unrealized gain (loss) on
   investment..................................    (1.18)       1.90        1.62        0.30        (2.46)       5.94
                                                 -------      ------     -------     -------     --------     -------
   Net income (loss) from operations...........    (1.14)       2.31        1.85        0.70        (2.42)       5.98
                                                 -------      ------     -------     -------     --------     -------
Accumulation unit value, end of year...........  $ 11.17     $ 12.31     $ 12.55     $ 10.70     $  13.56     $ 15.98
                                                 =======     =======     =======     =======     ========     =======
Total return...................................  (9.27)%     23.09 %     17.24 %      7.02 %     (15.16)%     59.78 %

Ratios and supplemental data:
 Net assets at end of year (in thousands)......  $ 2,568     $   925     $ 8,072     $   383       39,702     $ 5,065
 Ratio of net investment income (loss) to
  average net assets...........................   0.29 %      8.13 %      1.91 %      8.07 %       0.25 %      0.62 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Year Ended

                                                           WRL                    WRL                 WRL
                                                         Dreyfus               Value Line       Great Companies -
                                                         Mid Cap           Aggressive Growth        America/SM/
                                                       Subaccount              Subaccount           Subaccount
                                                  --------------------     -----------------    -----------------
                                                      December 31,           December 31,          December 31,
                                                  --------------------     -----------------    -----------------
                                                    2000     1999/(1)/         2000/(1)/            2000/(1)/
                                                  --------   ---------     -----------------    -----------------
Accumulation unit value, beginning of year......  $  10.14   $   10.00         $   10.00            $   10.00
                                                  --------   ---------         ---------            ---------
  Income from operations:
    Net investment income (loss)................      0.23       (0.04)            (0.06)               (0.06)
    Net realized and unrealized gain (loss) on
      investment................................      0.98        0.18             (0.96)                1.37
                                                  --------   ---------         ---------            ---------
      Net income (loss) from operations.........      1.21        0.14             (1.02)                1.31
                                                  --------   ---------         ---------            ---------
Accumulation unit value, end of year............  $  11.35   $   10.14         $    8.98            $   11.31
                                                  ========   =========         =========            =========
Total return....................................   11.91 %      1.44 %          (10.24)%              13.12 %

Ratios and supplemental data:
  Net assets at end of year (in thousands)......  $  1,811   $     337         $   1,067            $   8,491
  Ratio of net investment income (loss) to
    average net assets..........................    2.02 %     (0.90)%           (0.90)%              (0.90)%

                                                        WRL                       WRL                 WRL
                                                  Great Companies -        Great Companies -         Gabelli
                                                   Technology/SM/              Global/2/          Global Growth
                                                     Subaccount                Subaccount           Subaccount
                                                  -----------------        -----------------    -----------------
                                                      December 31,           December 31,          December 31,
                                                  -----------------        -----------------    -----------------
                                                      2000/(1)/                2000/(1)/            2000/(1)/
                                                  -----------------        -----------------    -----------------
Accumulation unit value, beginning of year......     $   10.00                 $   10.00            $   10.00
                                                     ---------                 ---------            ---------
  Income from operations:
    Net investment income (loss)................         (0.05)                    (0.03)               (0.03)
    Net realized and unrealized gain (loss) on
      investment................................         (3.25)                    (1.45)               (0.90)
                                                     ---------                 ---------            ---------
      Net income (loss) from operations.........         (3.30)                    (1.48)               (0.93)
                                                     ---------                 ---------            ---------
Accumulation unit value, end of year............     $    6.70                 $    8.52            $    9.07
                                                     =========                 =========            =========
Total return....................................      (33.01)%                  (14.84)%              (9.27)%

Ratios and supplemental data:
  Net assets at end of year (in thousands)......     $   2,788                 $     494            $     971
  Ratio of net investment income (loss) to
    average net assets..........................       (0.90)%                   (0.90)%              (0.90)%


See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Year Ended


                                                                  Fidelity VIP
                                                                      III         Fidelity VIP
                                                                     Growth           II           Fidelity VIP
                                                                  Opportunities   Contrafund(R)   Equity-Income
                                                                   Subaccount       Subaccount     Subaccount
                                                                  -------------   -------------  --------------
                                                                   December 31,    December 31,   December 31,
                                                                  -------------   -------------  --------------
                                                                     2000/(1)/       2000/(1)/      2000/(1)/
                                                                  -------------   -------------  --------------
Accumulation unit value, beginning of year.................         $  10.00         $ 10.00         $ 10.00
                                                                    --------         -------         -------
 Income from operations:
  Net investment income (loss).............................            (0.06)          (0.06)          (0.06)
  Net realized and unrealized gain (loss) on investment....            (1.38)          (0.56)           1.05
                                                                    --------         -------         -------

   Net income (loss) from operations.......................            (1.44)          (0.62)           0.99
                                                                    --------         -------         -------
Accumulation unit value, end of year.......................         $   8.56         $  9.38         $ 10.99
                                                                    ========         =======         =======
Total return...............................................         (14.36)%         (6.16)%          9.91 %

Ratios and supplemental data:
 Net assets at end of year (in thousands)..................         $    562         $ 1,030         $   307
 Ratio of net investment income (loss) to average
  net assets...............................................          (0.90)%         (0.90)%         (0.90)%


See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Notes to the Financial Statements
At December 31, 2000

NOTE 1 -- ORGANIZATION AND SUMMARY OF
          SIGNIFICANT ACCOUNTING POLICIES

The WRL Series Life Account (the "Life Account"), was established as a variable life insurance separate account of Western Reserve Life Assurance Co. of Ohio ("WRL", or the "depositor") and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Life Account contains thirty-one investment options referred to as subaccounts. Each subaccount invests exclusively in a corresponding Portfolio (the "Portfolio") of a fund, which collectively is referred to as the "Fund". WRL Series Life Account contains four funds (collectively referred to as the "Funds"). Each fund is a registered management investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Fund:
------------------------------

WRL Series Fund, Inc.
     WRL J.P. Morgan Money Market
     WRL AEGON Bond
     WRL Janus Growth
     WRL Janus Global
     WRL LKCM Strategic Total Return
     WRL VKAM Emerging Growth
     WRL Alger Aggressive Growth
     WRL AEGON Balanced
     WRL Federated Growth & Income
     WRL Dean Asset Allocation
     WRL C.A.S.E. Growth
     WRL NWQ Value Equity
     WRL GE International Equity
      (formerly WRL GE/Scottish Equitable
      International Equity)
     WRL GE U.S. Equity
     WRL Third Avenue Value
     WRL J.P. Morgan Real Estate Securities
     WRL Goldman Sachs Growth
     WRL Goldman Sachs Small Cap
     WRL T. Rowe Price Dividend Growth
     WRL T. Rowe Price Small Cap
     WRL Salomon All Cap
     WRL Pilgrim Baxter Mid Cap Growth
     WRL Dreyfus Mid Cap
     WRL Value Line Aggressive Growth
     WRL Great Companies - America/SM/
     WRL Great Companies - Technology/SM/
     WRL Great Companies - Global/2/
     WRL Gabelli Global Growth

Variable Insurance Products Fund III (VIP III)
     Fidelity VIP III Growth Opportunities Portfolio - Service Class 2 (Referred to as "Fidelity VIP III Growth Opportunities")

Variable Insurance Products Fund II (VIP II)
     Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 (Referred to as "Fidelity VIP II Contrafund(R)")

Variable Insurance Products Fund (VIP)
     Fidelity VIP Equity-Income Portfolio - Service Class 2 (Referred to as "Fidelity VIP Equity-Income")

The WRL Series Fund, Inc. has entered into annually renewable investment advisory agreements for each Portfolio with WRL Investment Management, Inc. ("WRL Management") as investment adviser. WRL Management is a wholly-owned subsidiary of WRL.

Costs incurred in connection with the advisory services rendered by WRL Management are paid by each Portfolio. WRL Management has entered into sub-advisory agreements with various management companies ("Sub-Advisers"), some of which are affiliates of WRL. Each Sub-Adviser is compensated directly by WRL Management. The other three Funds have each entered into a participation agreement for their respective Portfolio among the Fund, its adviser, and WRL.

Each period reported on within the Annual Report reflects a full twelve-month period, except as follows:

Subaccount                               Inception Date
----------                               --------------
WRL C.A.S.E. Growth                          05/01/1996
WRL NWQ Value Equity                         05/01/1996
WRL GE International Equity
 (formerly WRL GE/Scottish Equitable
 International Equity)                       01/02/1997
WRL GE U.S. Equity                           01/02/1997
WRL Third Avenue Value                       01/02/1998
WRL J.P. Morgan Real Estate Securities       05/01/1998
WRL Goldman Sachs Growth                     07/01/1999
WRL Goldman Sachs Small Cap                  07/01/1999
WRL T. Rowe Price Dividend Growth            07/01/1999
WRL T. Rowe Price Small Cap                  07/01/1999

WRL Series Life Account
Notes to the Financial Statements (continued)
At December 31, 2000


NOTE 1 -- (continued)

Subaccount (continued)                   Inception Date
----------------------                   --------------
WRL Salomon All Cap                          07/01/1999
WRL Pilgrim Baxter Mid Cap Growth            07/01/1999
WRL Dreyfus Mid Cap                          07/01/1999
WRL Value Line Aggressive Growth             05/01/2000
WRL Great Companies - America/SM/            05/01/2000
WRL Great Companies - Technology/SM/         05/01/2000
WRL Great Companies - Global/2/              09/01/2000
WRL Gabelli Global Growth                    09/01/2000
Fidelity VIP III Growth Opportunities        05/01/2000
Fidelity VIP II Contrafund(R)                05/01/2000
Fidelity VIP Equity-Income                   05/01/2000

Effective September 1, 2000, the WRL Janus Global subaccount is not available for investment to new policy owners. The subaccount remains open to the policy owners who purchased the Policy before September 1, 2000.

On May 1, 2000 and September 1, 2000, WRL made initial contributions totaling $ 675,000 and $ 50,000 to the Life Account. The respective amounts of the contributions and units received are as follows:

Subaccount                               Contribution   Units
----------                               ------------   ------
May 1, 2000:
WRL Value Line Aggressive Growth           $200,000     20,000
WRL Great Companies - America/SM/           200,000     20,000
WRL Great Companies - Technology/SM/        200,000     20,000
Fidelity VIP III Growth Opportunities        25,000      2,500
Fidelity VIP II Contrafund(R)                25,000      2,500
Fidelity VIP Equity-Income                   25,000      2,500

September 1, 2000:
WRL Great Companies - Global/2/              25,000      2,500
WRL Gabelli Global Growth                    25,000      2,500

The Life Account holds assets to support the benefits under certain flexible premium variable universal life insurance policies (the "Policies") issued by WRL. The Life Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

The following significant accounting policies, which are in conformity with accounting principles generally accepted in the United States, have been consistently applied in the preparation of the Life Account Financial Statements. The preparation of the Financial Statements required management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

A. Valuation of Investments and Securities Transactions

Investments in the Funds' shares are valued at the closing net asset value ("NAV") per share of the underlying Portfolio, as determined by the Funds. Investment transactions are accounted for on the trade date at the Portfolio NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B. Federal Income Taxes

The operations of the Life Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under the Internal Revenue Code law, the investment income of the Life Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

NOTE 2 -- CHARGES AND DEDUCTIONS

Charges are assessed by WRL in connection with the issuance and administration of the Policies.

A. Policy Charges

Under some forms of the Policies, a sales charge and premium taxes are deducted by WRL prior to allocation of policy owner payments to the subaccounts. Contingent surrender charges may also apply.

Under all forms of the Policy, monthly charges against Policy cash values are made to compensate WRL for costs of insurance provided.

B. Life Account Charges

A daily charge equal to an annual rate of .90 % of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks for administrative services in

WRL Series Life Account
Notes to the Financial Statements (continued)
At December 31, 2000

connection with issuance and administration of the Policies. This charge (not assessed at the individual policy level) effectively reduces the value of a unit outstanding during the year.

NOTE 3 -- DIVIDEND DISTRIBUTIONS

Dividends are not declared by the Life Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit value used to calculate the equity value within the Life Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit value or equity values within the Life Account.

NOTE 4 -- SECURITIES TRANSACTIONS

Securities transactions for the period ended December 31, 2000 are as follows (in thousands):

                                    Purchases       Proceeds
                                        of         from Sales
Subaccount                          Securities    of Securities
----------                          ----------    -------------
WRL J.P. Morgan Money Market         $638,618       $636,655
WRL AEGON Bond                          4,135          6,597
WRL Janus Growth                      243,926         80,714
WRL Janus Global                      163,941         13,299
WRL LKCM Strategic Total Return        13,451          9,338
WRL VKAM Emerging Growth              816,363        582,058
WRL Alger Aggressive Growth           106,886         11,655
WRL AEGON Balanced                      3,704          1,678
WRL Federated Growth & Income          10,936          5,680
WRL Dean Asset Allocation               5,321          6,820
WRL C.A.S.E. Growth                    11,454          6,201
WRL NWQ Value Equity                    5,542          6,294
WRL GE International Equity             5,524          2,162
WRL GE U.S. Equity                      9,487          4,466
WRL Third Avenue Value                 14,811          3,442
WRL J.P. Morgan Real Estate
 Securities                             7,113          5,626
WRL Goldman Sachs Growth                1,393            609
WRL Goldman Sachs Small Cap               736            224
WRL T. Rowe Price Dividend
 Growth                                 1,002            595
WRL T. Rowe Price Small Cap             2,912            883
WRL Salomon All Cap                     8,645          1,108
WRL Pilgrim Baxter Mid Cap
 Growth                                56,247          4,861
WRL Dreyfus Mid Cap                     2,964          1,516
WRL Value Line Aggressive Growth        1,336             84
WRL Great Companies -
 America/SM/                            8,220            449
WRL Great Companies -
 Technology/SM/                         4,615            394
WRL Great Companies - Global/2/           515              9
WRL Gabelli Global Growth               1,003              9
Fidelity VIP III Growth
 Opportunities                            695             60
Fidelity VIP II Contrafund(R)           1,152             74
Fidelity VIP Equity-Income                394            104

NOTE 5 -- FINANCIAL HIGHLIGHTS

Per unit information has been computed using average units outstanding throughout each period. Total return is not annualized for periods of less than one year. The ratio of net investment income (loss) to average net assets is annualized for periods of less than one year.

                   Western Reserve Life Assurance Co. of Ohio

                        Balance Sheet -- Statutory Basis
           (Dollars in thousands, except per share amounts)(Unaudited)
                              As of March 31, 2001

Admitted assets
Cash and invested assets:
  Cash and short-term investments                    $    7,008
  Bonds                                                  90,971
  Common stock, at market                                 5,009
  Mortgage loans on real estate                          13,986
    Home office properties, at cost less
     accumulated depreciation                            33,425
    Investment properties                                10,741
    Policy loans                                        292,390
    Other invested assets                                14,136
                                                     ----------
Total cash and invested assets                          467,666

Federal and foreign income tax recoverable               40,119
Premiums deferred and uncollected                         1,348
Accrued investment income                                 1,556
Transfers from separate accounts due or accrued         422,077
Cash surrender value of life insurance policies          50,383
Other assets                                             14,098
Separate account assets                               8,414,744
                                                     ----------
Total admitted assets                                $9,411,991
                                                     ==========

Liabilities and capital and surplus
Liabilities:
  Aggregate reserves for policies and contracts:
    Life                                                411,425
    Annuity                                             331,538
  Policy and contract claim reserves                     16,366
  Other policyholders' funds                             12,565
  Remittances and items not allocated                    13,388
  Asset valuation reserve                                 4,791
  Interest maintenance reserve                            5,915
  Short-term note payable to affiliate                   41,700
  Payable for securities                                  3,691
  Other liabilities                                      50,454
  Separate account liabilities                        8,410,157
                                                     ----------
Total liabilities                                     9,301,990


Capital and surplus:
  Common stock, $1.00 par value, 3,000,000 shares
   authorized, 2,500,000 issued and outstanding           2,500
  Paid-in surplus                                       120,107
  Unassigned surplus                                    (12,606)
                                                     ----------
Total capital and surplus                               110,001
                                                     ----------
Total liabilities and capital and surplus            $9,411,991
                                                     ==========

                   Western Reserve Life Assurance Co. of Ohio

                   Statement of Operations -- Statutory Basis
                       (Dollars in thousands)(Unaudited)
                    for the Three Months Ended March 31, 2001

Revenues:
  Premiums and other considerations, net of reinsurance:
    Life                                                   $185,816
    Annuity                                                 203,336
  Net investment income                                      10,777
  Amortization of interest maintenance reserve                  399
  Commissions and expense allowances on reinsurance ceded       505
  Income from fees associated with investment management,
   administration and contract guarantees for separate
   accounts                                                   5,508
  Other income                                                4,865
                                                           --------
                                                            411,206

Benefits and expenses:
  Benefits paid or provided for:
    Life                                                     14,948
    Surrender benefits                                      218,338
    Other benefits                                           11,228
    Increase (decrease) in aggregate reserves for
     policies and contracts:
      Life                                                   10,730
      Annuity                                                43,168
                                                           --------
                                                            298,412

Insurance expenses:
  Commissions                                                53,597
  General insurance expenses                                 25,891
  Taxes, licenses and fees                                    6,198
  Transfer to separate accounts                             101,984
  Other                                                         122
                                                           --------
                                                            187,792
                                                           --------
                                                            486,204
                                                           --------
Loss from operations before federal income tax benefit
 and net realized capital gains (losses) on investments     (74,998)
Federal and foreign income tax benefit                      (27,053)
                                                           --------
Loss from operations before net realized capital gains
 on investments                                             (47,945)
Net realized capital gains on investments (net of
 related federal income taxes and amounts transferred
 to interest maintenance reserve)                                24
                                                           --------
Net loss                                                   $(47,921)
                                                           ========

                   Western Reserve Life Assurance Co. of Ohio

         Statement of Changes in Capital and Surplus -- Statutory Basis
                        (Dollars in thousands)(Unaudited)
                    for the Three Months Ended March 31, 2001

                                                                         Unassigned       Total
                                                   Common    Paid-In      Surplus      Capital and
                                                   Stock     Surplus     (Deficit)       Surplus
                                                   ------    --------    ----------    -----------
Balance at January 1, 2001                         $2,500    $120,107     $ 23,537      $146,144
  Net income (loss)                                    --          --      (47,921)      (47,921)
  Change in net unrealized capital gains (losses)      --          --          (66)          (66)
  Change in net deferred income tax                    --          --        2,356         2,356
  Change in non-admitted assets                        --          --       (2,241)       (2,241)
  Change in asset valuation reserve                    --          --          (65)          (65)
  Change in surplus in separate accounts               --          --         (749)         (749)
  Change is accounting principles                      --          --       12,312        12,312
  Tax benefits on stock options exercised              --          --          231           231
                                                   ------    --------     --------      --------
Balance at March 31, 2001                          $2,500    $120,107     $(12,606)     $110,001
                                                   ======    ========     ========      ========

                   Western Reserve Life Assurance Co. of Ohio

                    Statement of Cash Flow -- Statutory Basis
                       (Dollars in thousands) (Unaudited)
                    for the Three Months Ended March 31, 2001

Operating Activities
Premiums and other considerations, net of reinsurance  $399,526
Net investment income                                    11,378
Life and accident and health claims                     (12,378)
Surrender benefits and withdrawals for life contracts  (218,350)
Other benefits to policyholders                         (11,104)
Commissions, other expenses and other taxes             (92,349)
Net transfers (to) from separate accounts               (45,645)
Federal income taxes received (paid)                     22,460
Other, net                                              (31,362)
                                                       --------
  Net cash provided by operating activities              22,176

Investing Activities
Proceeds from investments sold, matured or repaid:
  Bonds                                                  13,568
  Mortgage loans on real estate                              66
                                                       --------
                                                         13,634

Cost of investments acquired:
  Bonds                                                 (11,410)
  Real estate                                                (5)
  Policy loans                                           (8,055)
  Other invested assets                                  (4,642)
  Other                                                    (204)
                                                       --------
                                                        (24,316)
                                                       --------
  Net cash used in investing activities                 (10,682)

Financing Activities
Payment of short-term note payable to affiliate, net    (29,700)
Deposits on deposit-type contracts and other
 liabilities without life or disability contingencies       163
Withdrawals on deposit-type contracts and other
 liabilities without life or disability contingencies      (414)
                                                       --------
  Net cash used in financing activities                 (29,951)
                                                       --------
Decrease in cash and short-term investments             (18,457)

Cash and short-term investments at beginning of year     25,465
                                                       --------
Cash and short-term investments at end of period       $  7,008
                                                       ========

                   Western Reserve Life Assurance Co. of Ohio

                Notes to Financial Statements -- Statutory Basis
                        (Dollars in thousands)(Unaudited)
                    for the Three Months Ended March 31, 2001

1. Basis of Presentation

The accompanying unaudited statutory basis financial statements have been prepared in accordance with statutory accounting principles for interim financial information and the instructions to Article 10 of Regulation S-X. Accordingly, they do not include all the information and notes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three month period ended March 31, 2001 are not necessarily indicative of the results that may be expected for the year ended December 31, 2000. For further information, refer to the accompanying statutory basis financial statements and notes thereto for the year ended December 31, 2000.

2. Accounting Changes

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Ohio. Effective January 1, 2001, the State of Ohio required that insurance companies domiciled in the State of Ohio prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures manual - Version effective January 1, 2001, subject to any deviations prescribed or permitted by the State of Ohio Commissioner of Insurance.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures manual - Version effective January 1, 2001 are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus that would have been reported at the date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased unassigned funds (surplus), by $12,312 as of January 1, 2001. Making up the majority of this amount was the establishment of deferred tax assets in the amount of $12,696.

                         Report of Independent Auditors

The Board of Directors
Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2000. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits. We did not audit the "Separate Account Assets" and "Separate Account Liabilities" included in the statutory-basis balance sheet of the Company as of December 31, 1999. The Separate Account balance sheets as of December 31, 1999 were audited by other auditors whose report has been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Accounts as of December 31, 1999, is based solely on the report of the other auditors.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the report of other auditors provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2000 and 1999, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2000.

0006-0069641

However, in our opinion, based on our audits and the report of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2000 and 1999, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

                                                        /s/ Ernst & Young LLP


Des Moines, Iowa
February 15, 2001

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                        Balance Sheets -- Statutory Basis
                (Dollars in thousands, except per share amounts)

                                                                December 31
                                                             2000        1999
                                                         -----------------------
Admitted assets
Cash and invested assets:
  Cash and short-term investments                       $    25,465  $    23,932
  Bonds                                                      92,652      119,731
  Common stocks:
    Affiliated entities (cost: 2000 and 1999 -- $243)         4,164        2,156
    Other (cost: 2000 and 1999 -- $302)                         352          358
  Mortgage loans on real estate                              14,041        9,698
    Home office properties                                   33,571       34,066
    Investment properties                                    10,808       11,078
    Policy loans                                            284,335      182,975
    Other invested assets                                    10,091           --
                                                        ------------------------
Total cash and invested assets                              475,479      383,994
Federal income taxes recoverable                             22,547           --
Premiums deferred and uncollected                               908          785
Accrued investment income                                     1,475        1,638
Transfers from separate accounts due or accrued             480,404      463,721
Cash surrender value of life insurance policies              49,787       47,518
Other assets                                                  5,905        6,614
Separate account assets                                  10,190,653   11,587,982
                                                        ------------------------
Total admitted assets                                   $11,227,158  $12,492,252
                                                        ========================

See accompanying notes.

                                                               December 31
                                                            2000        1999
                                                        ------------------------
Liabilities and capital and surplus
Liabilities:
  Aggregate reserves for policies and contracts:
    Life                                                $   400,695  $   302,138
    Annuity                                                 259,199      268,864
  Policy and contract claim reserves                         13,474        9,269
  Other policyholders' funds                                 39,118       38,633
  Remittances and items not allocated                        21,192       20,686
  Federal income taxes payable                                   --        5,873
  Asset valuation reserve                                     4,726        3,809
  Interest maintenance reserve                                5,934        7,866
  Short-term note payable to affiliate                       71,400       17,100
  Payable to affiliate                                       17,406          964
  Other liabilities                                          62,528       49,478
  Separate account liabilities                           10,185,342   11,582,656
                                                        ------------------------
Total liabilities                                        11,081,014   12,307,336
Capital and surplus:
  Common stock, $1.00 par value, 3,000,000 shares
    authorized and 2,500,000 shares issued and
    outstanding                                               2,500        2,500
  Paid-in surplus                                           120,107      120,107
  Unassigned surplus                                         23,537       62,309
                                                        ------------------------
Total capital and surplus                                   146,144      184,916
                                                        ------------------------
Total liabilities and capital and surplus               $11,227,158  $12,492,252
                                                        ========================

See accompanying notes.
                                       189

                  Western Reserve Life Assurance Co. of Ohio
                  Statements of Operations -- Statutory Basis

                             (Dollars in thousands)



                                                                           Year ended December 31
                                                                     2000           1999           1998
                                                                  ---------------------------------------
Revenues:
  Premiums and other considerations, net of reinsurance:
    Life                                                          $  741,937    $   584,729    $  476,053
    Annuity                                                        1,554,430      1,104,525       794,841
  Net investment income                                               47,867         39,589        36,315
  Amortization of interest maintenance reserve                         1,656          1,751           744
  Commissions and expense allowances on reinsurance ceded              1,648          4,178        15,333
  Income from fees associated with investment
    management, administration and contract guarantees for
    separate accounts                                                149,086        104,775        72,817
  Other income                                                        58,531         44,366        67,751
                                                                  ---------------------------------------
                                                                   2,555,155      1,883,913     1,463,854
Benefits and expenses:
  Benefits paid or provided for:
    Life                                                              58,813         35,591        42,982
    Surrender benefits                                               888,060        689,535       551,528
    Other benefits                                                    47,855         32,201        31,280
  Increase (decrease) in aggregate reserves for policies
    and contracts:
      Life                                                            98,557         70,542        42,940
      Annuity                                                         (9,665)         3,446       (30,872)
      Other                                                               67           (121)       32,178
                                                                  ---------------------------------------
                                                                   1,083,687        831,194       670,036
Insurance expenses:
  Commissions                                                        316,337        246,334       205,939
  General insurance expenses                                         120,798        112,536       102,611
  Taxes, licenses and fees                                            23,193         19,019        15,545
  Net transfers to separate accounts                               1,068,213        625,598       475,435
  Other expenses                                                          36             --            59
                                                                  ---------------------------------------
                                                                   1,528,577      1,003,487       799,589
                                                                  ---------------------------------------
                                                                   2,612,264      1,834,681     1,469,625
                                                                  ---------------------------------------
Gain (loss) from operations before federal income tax
  expense (benefit) and net realized capital gains (losses)
  on investments                                                     (57,109)        49,232        (5,771)
Federal income tax expense (benefit)                                 (17,470)        11,816          (347)
                                                                  ---------------------------------------
Gain (loss) from operations before net realized capital gains
  (losses) on investments                                            (39,639)        37,416        (5,424)
Net realized capital gains (losses) on investments (net of
  related federal income taxes and amounts transferred to
  interest maintenance reserve)                                         (856)          (716)        1,494
                                                                  ---------------------------------------
Net income (loss)                                                 $  (40,495)   $    36,700    $   (3,930)
                                                                  =======================================


See accompanying notes.

                   Western Reserve Life Assurance Co. of Ohio

         Statements of Changes in Capital and Surplus -- Statutory Basis
                             (Dollars in thousands)


                                                                                 Total
                                             Common     Paid-In  Unassigned   Capital and
                                              Stock     Surplus    Surplus      Surplus
                                             --------------------------------------------

Balance at January 1, 1998                   $1,500    $ 88,015    $25,348     $114,863
  Net loss                                       --          --     (3,930)      (3,930)
  Change in net unrealized capital gains         --          --        248          248
  Change in non-admitted assets                  --          --     (1,815)      (1,815)
  Change in asset valuation reserve              --          --       (412)        (412)
  Change in surplus in separate accounts         --          --       (341)        (341)
  Change in reserve valuation                    --          --     (2,132)      (2,132)
  Capital contribution                           --      32,092         --       32,092
  Settlement of prior period tax returns         --          --        353          353
  Tax benefits on stock options exercised        --          --      4,654        4,654
                                             ------------------------------------------


Balance at December 31, 1998                  1,500     120,107     21,973      143,580
  Net income                                     --          --     36,700       36,700
  Change in net unrealized capital gains         --          --      1,421        1,421
  Change in non-admitted assets                  --          --        703          703
  Change in asset valuation reserve              --          --       (961)        (961)
  Change in surplus in separate accounts         --          --        451          451
  Transfer from unassigned surplus to
    common stock (stock dividend)             1,000          --     (1,000)          --
  Settlement of prior period tax returns         --          --      1,000        1,000
  Tax benefits on stock options exercised        --          --      2,022        2,022
                                             ------------------------------------------
Balance at December 31, 1999                  2,500     120,107     62,309      184,916
  Net loss                                       --          --    (40,495)     (40,495)
  Change in net unrealized capital gains         --          --      1,571        1,571
  Change in non-admitted assets                  --          --     (1,359)      (1,359)
  Change in asset valuation reserve              --          --       (917)        (917)
  Change in surplus in separate accounts         --          --       (314)        (314)
  Settlement of prior period tax returns         --          --         30           30
  Tax benefits on stock options exercised        --          --      2,712        2,712
                                             ------------------------------------------
Balance at December 31, 2000                 $2,500    $120,107    $23,537     $146,144
                                             ==========================================

See accompanying notes.

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                   Statements of Cash Flow -- Statutory Basis
                             (Dollars in thousands)



                                                                  Year ended December 31
                                                            2000            1999           1998
                                                         -----------------------------------------
Operating activities
Premiums and other considerations, net of reinsurance     $2,356,441     $1,738,870     $1,356,732
Net investment income                                         51,583         44,235         38,294
Life and accident and health claims                          (55,030)       (35,872)       (44,426)
Surrender benefits and other fund withdrawals               (888,060)      (689,535)      (551,528)
Other benefits to policyholders                              (43,721)       (32,642)       (31,231)
Commissions, other expenses and other taxes                 (456,874)      (382,372)      (326,080)
Net transfers to separate accounts                          (935,755)      (628,762)      (461,982)
Federal income taxes received (paid)                          (8,236)        (9,637)        11,956
Other, net                                                    16,913        (21,054)        (7,109)
                                                         -----------------------------------------
Net cash provided by (used in) operating activities           37,261        (16,769)       (15,374)

Investing activities
Proceeds from investments sold, matured or repaid:
  Bonds                                                       45,079        114,177        143,449
  Mortgage loans on real estate                                  227            212            221
  Other                                                          345             18             --
                                                         -----------------------------------------
                                                              45,651        114,407        143,670
Cost of investments acquired:
  Bonds                                                      (18,005)       (49,279)       (68,202)
  Common stocks                                                   --             --            (93)
  Mortgage loans on real estate                               (5,003)            (1)        (5,313)
  Real estate                                                   (108)          (286)       (26,213)
  Policy loans                                              (101,360)       (69,993)       (36,241)
  Other invested assets                                      (11,203)            --             --
  Other                                                           --           (855)          (414)
                                                         -----------------------------------------
                                                            (135,679)      (120,414)      (136,476)
                                                         -----------------------------------------
Net cash provided by (used in) investing activities          (90,028)        (6,007)         7,194

Financing activities
Issuance (payment) of short-term note payable to
  affiliate, net                                              54,300        (27,100)        36,000
Capital contribution                                              --             --         32,092
                                                         -----------------------------------------
Net cash provided by (used in) financing activities           54,300        (27,100)        68,092
                                                         -----------------------------------------
Increase (decrease) in cash and short-term investments         1,533        (49,876)        59,912
Cash and short-term investments at beginning of year          23,932         73,808         13,896
                                                         -----------------------------------------
Cash and short-term investments at end of year            $   25,465     $   23,932     $   73,808
                                                         =========================================


See accompanying notes.

                   Western Reserve Life Assurance Co. of Ohio

                Notes to Financial Statements -- Statutory-Basis
                             (Dollars in thousands)

                                December 31, 2000

1.   Organization and Summary of Significant Accounting Policies

Organization

Western Reserve Life Assurance Co. of Ohio ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company's products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company's new life insurance written and a substantial portion of new annuities written is done through one marketing organization; the Company expects to maintain this relationship for the foreseeable future.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio ("Insurance Department"), which practices differ from accounting principles generally accepted in the United States. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are expensed as incurred rather than deferred and amortized over the life of the policies or over the expected gross profit stream; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies utilizing statutory interest rates rather than full account values; (e)

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                                December 31, 2000

1.   Organization and Summary of Significant Accounting Policies (continued)

reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement amounts and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to unassigned surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of the entire premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid rather than accrued and expensed during the periods in which the employers provide service; (l) stock options settled in cash are recorded as an expense of the Company's indirect parent rather than charged to current operations; (m) adjustments to federal income taxes of prior years are charged or credited directly to surplus, rather than reported as a component of income tax expense in the statement of operations; and (n) the financial statements of wholly-owned affiliates are not consolidated with those of the Company. The effects of these variances have not been determined by the Company, but are presumed to be material.

The National Association of Insurance Commissioners ("NAIC") has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual is effective January 1, 2001. The State of Ohio has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual will be reported as an adjustment to surplus as of January 1, 2001. Management believes the effect of these changes will not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

Other significant statutory accounting practices are as follows:

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                                December 31, 2000

1.   Organization and Summary of Significant Accounting Policies (continued)


Cash and Cash Equivalents

For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturities of one year or less when purchased to be cash equivalents.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Common stocks of unaffiliated companies are carried at market, and the related unrealized capital gains/(losses) are reported in unassigned surplus without any adjustment for federal income taxes. Common stocks of the Company's wholly-owned affiliates are recorded at the equity in net assets. Home office and investment properties are reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Ohio Insurance Laws.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

During 2000, 1999 and 1998, net realized capital gains (losses) of $(276), $(67) and $1,294, respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net gains aggregated $1,656, $1,751 and $744 for the years ended December 31, 2000, 1999 and 1998, respectively.

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                                December 31, 2000

1.   Organization and Summary of Significant Accounting Policies (continued)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. No investment income due and accrued has been excluded for the years ended December 31, 2000, 1999 and 1998, with respect to such practices.

Aggregate Reserves for Policies

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.25 to 5.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                                December 31, 2000

1.   Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholders. The Company received variable contract premiums of $2,336,299, $1,675,642 and $1,240,858 in 2000, 1999 and 1998,
respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contractholders have no claim against the assets of the general account.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

Reclassifications

Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the 2000 presentation.

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                                December 31, 2000

2. Fair Values of Financial Instruments

Statement of Financial Accounting Standards No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement of Financial Accounting Standards No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Cash and Short-Term Investments: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

     Investment Securities: Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or (in the case of private placements) are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

     Mortgage Loans and Policy Loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans are assumed to equal their carrying value.

     Investment Contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

     Short-Term Note Payable to Affiliate: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                                December 31, 2000

2. Fair Values of Financial Instruments (continued)

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of Statement of Financial Accounting Standards No. 107:

                                                               December 31
                                                     2000                        1999
                                          -------------------------   -------------------------
                                            Carrying                    Carrying
                                             Amount      Fair Value      Amount      Fair Value
                                          -----------   -----------   -----------   -----------
Admitted assets
Cash and short-term investments           $    25,465   $    25,465   $    23,932   $    23,932
Bonds                                          92,652        93,766       119,731       119,076
Common stocks, other than affiliates              352           352           358           358
Mortgage loans on real estate                  14,041        14,422         9,698         9,250
Policy loans                                  284,335       284,335       182,975       182,975
Separate account assets                    10,190,653    10,190,653    11,587,982    11,587,982

Liabilities
Investment contract liabilities               298,279       291,457       301,403       294,342
Short-term note payable to affiliate           71,400        71,400        17,100        17,100
Separate account annuities                  7,305,380     7,142,011     8,271,548     8,079,141

3. Investments

The carrying amount and estimated fair value of investments in debt securities are as follows:

                                                               Gross        Gross     Estimated
                                                 Carrying   Unrealized   Unrealized      Fair
                                                  Amount       Gains       Losses       Value
                                                 ----------------------------------------------
December 31, 2000
Bonds:
    United States Government and agencies        $ 4,580      $   78       $   15      $ 4,643
    State, municipal and other government          1,478          85           --        1,563
    Public utilities                              13,061          75          159       12,977
    Industrial and miscellaneous                  42,482       1,673          811       43,344
    Mortgage and other asset-backed securities    31,051         416          228       31,239
                                                 ---------------------------------------------
Total bonds                                      $92,652      $2,327       $1,213      $93,766
                                                 =============================================

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                                December 31, 2000

3. Investments (continued)

                                                             Gross        Gross     Estimated
                                               Carrying   Unrealized   Unrealized      Fair
                                                Amount       Gains       Losses       Value
                                               ----------------------------------------------
December 31, 1999
Bonds:
  United States Government and agencies        $  4,755     $    4       $   66      $  4,693
  State, municipal and other government           2,185         12           --         2,197
  Public utilities                               13,134        129          368        12,895
  Industrial and miscellaneous                   52,997      1,213        1,208        53,002
  Mortgage and other asset-backed securities     46,660        480          851        46,289
                                               ----------------------------------------------
Total bonds                                    $119,731     $1,838       $2,493      $119,076
                                               ==============================================

The carrying amount and fair value of bonds at December 31, 2000 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                                                               Estimated
                                                  Carrying        Fair
                                                   Amount        Value
                                                  ----------------------
Due in one year or less                            $ 3,006      $ 3,027
Due one through five years                          30,022       30,264
Due five through ten years                          21,811       22,273
Due after ten years                                  6,762        6,963
                                                  ----------------------
                                                    61,601       62,527
Mortgage and other asset-backed securities          31,051       31,239
                                                  ----------------------
                                                   $92,652      $93,766
                                                  ======================

A detail of net investment income is presented below:

                                                       Year ended December 31
                                                      2000      1999      1998
                                                    ---------------------------
Interest on bonds                                   $ 8,540   $12,094   $17,150
Dividends on equity investments from subsidiaries    26,453    18,555    13,233
Interest on mortgage loans                              776       746       499
Rental income on real estate                          6,034     5,794     2,839
Interest on policy loans                             14,372     9,303     6,241
Other investment income                                   1       414       540
                                                    ---------------------------
Gross investment income                              56,176    46,906    40,502
Investment expenses                                  (8,309)   (7,317)   (4,187)
                                                    ---------------------------
Net investment income                               $47,867   $39,589   $36,315
                                                    ===========================

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                                December 31, 2000

3. Investments (continued)

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                         Year ended December 31
                                      2000       1999        1998
                                    -------------------------------
Proceeds                            $45,079    $114,177    $143,449
                                    ===============================
Gross realized gains                $   117    $  1,762    $  4,641
Gross realized losses                   480       1,709         899
                                    -------------------------------
Net realized gains (losses)         $  (363)   $     53    $  3,742
                                    ===============================

At December 31, 2000, bonds with an aggregate carrying value of $4,025 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                        Realized
                                              ---------------------------
                                                 Year ended December 31
                                                2000      1999      1998
                                              ---------------------------
Debt securities                               $  (363)   $  53    $ 3,742
Other invested assets                          (1,115)      18        (18)
                                              ---------------------------
                                               (1,478)      71      3,724
Tax benefit (expense)                             346     (854)      (936)
Transfer to interest maintenance reserve          276       67     (1,294)
                                              ---------------------------
Net realized gains (losses)                   $  (856)   $(716)   $ 1,494
                                              ===========================

                                                  Changes in Unrealized
                                               --------------------------
                                                 Year ended December 31
                                                2000       1999      1998
                                               --------------------------
Common stocks                                  $2,002     $1,426     $248
Mortgage loans                                   (431)        (5)      --
                                               --------------------------
Change in unrealized appreciation              $1,571     $1,421     $248
                                               ==========================

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                                December 31, 2000

3. Investments (continued)

Gross unrealized gains (losses) on common stocks were as follows:

                                 Unrealized
                             -----------------
                                December 31
                              2000       1999
                             -----------------
Unrealized gains             $4,040     $1,995
Unrealized losses               (69)       (26)
                             -----------------
Net unrealized gains         $3,971     $1,969
                             =================

During 2000, the Company issued one mortgage loan with a lending rate of 7.97%. The percentage of the loan to the value of the security at the time of origination was 69%. The Company requires all mortgages to carry fire insurance equal to the value of the underlying property.

During 2000, 1999 and 1998, no mortgage loans were foreclosed and transferred to real estate. During 2000 and 1999, the Company held a mortgage loan loss reserve in the asset valuation reserve of $0 and $110, respectively.

At December 31, 2000, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve, collectively.

4. Reinsurance

The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

                                         Year ended December 31
                                  2000            1999            1998
                               ------------------------------------------
Direct premiums                $2,385,134      $1,748,265      $1,345,752
Reinsurance assumed                    --              --             461
Reinsurance ceded                 (88,767)        (59,011)        (75,319)
                               ------------------------------------------
Net premiums earned            $2,296,367      $1,689,254      $1,270,894
                               ==========================================

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

4. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $8,856, $4,916 and $5,260 during 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $2,337 and $1,557, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2000 and 1999 of $5,128 and $3,487, respectively.

5. Income Taxes

For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense (benefit) and realized capital gains (losses) on investments for the following reasons:


                                                             Year ended December 31
                                                          2000        1999       1998
                                                        -------------------------------
Computed tax (benefit) at federal statutory rate (35%)  $(19,988)   $ 17,231   $ (2,019)
Deferred acquisition costs -- tax basis                   14,725      11,344      9,672
Tax reserve valuation                                        123      (2,272)     1,513
Excess tax depreciation                                     (426)       (727)      (442)
Amortization of IMR                                         (580)       (613)      (260)
Dividend received deduction                              (12,805)    (10,784)    (6,657)
Prior year under (over) accrual                              560      (3,167)    (2,322)
Other, net                                                   921         804        168
                                                        -------------------------------
Federal income tax expense (benefit)                    $(17,470)   $ 11,816   $   (347)
                                                        ===============================

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to realized gains (losses) due to the differences in book and tax asset bases at the time certain investments are sold.

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                                December 31, 2000

5. Income Taxes (continued)

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation, but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($293 at December 31, 2000). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $103.

In 2000, the Company received $30 in interest from the Internal Revenue Service related to the 1993 tax year. In 1999, the Company received $1,000 from its former parent, an unaffiliated company, for reimbursement of prior period tax payments made by the Company but owed by the former parent. In 1998, the Company reached a final settlement with the Internal Revenue Service for 1994 and 1995 resulting in a tax refund of $300 and interest received of $53. Tax settlements for 2000, 1999 and 1998 were credited directly to unassigned surplus.

6. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products, primarily separate accounts, that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:


                                                                                   December 31
                                                                           2000                    1999
                                                                   --------------------  ---------------------
                                                                               Percent                 Percent
                                                                      Amount   of Total     Amount    of Total
                                                                   -------------------------------------------
Subject to discretionary withdrawal with market value
  adjustment                                                       $   11,999      0%    $   12,534       0%
Subject to discretionary withdrawal at book value less
  surrender charge                                                     72,456      1         73,903       1
Subject to discretionary withdrawal at market value                 7,305,182     96      8,271,441      96
Subject to discretionary withdrawal at book value (minimal
  or no charges or adjustments)                                       210,648      3        217,372       3
Not subject to discretionary withdrawal provision                      15,753      0         15,433       0
                                                                   -------------------------------------------
                                                                    7,616,038    100%     8,590,683     100%
                                                                                 ===                    ===
Less reinsurance ceded                                                  2,145                 1,581
                                                                   ----------            ----------
Total policy reserves on annuities and deposit fund liabilities    $7,613,893            $8,589,102
                                                                   ==========            ==========

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

6. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:



                                                       Year ended December 31
                                                    2000        1999        1998
                                                 ----------------------------------
Transfers as reported in the summary of
  operations of the separate accounts
  statement:
Transfers to separate accounts                   $2,336,299  $1,675,642  $1,240,858
Transfers from separate accounts                  1,268,865   1,056,207     774,690
                                                 ----------------------------------
Net transfers to separate accounts                1,067,434     619,435     466,168

Reconciling adjustments -- change in accruals
  for investment management, administration
  fees and contract guarantees, reinsurance and
  separate account surplus                              779       6,163       9,267
                                                 ----------------------------------
Transfers as reported in the summary of
  operations of the life, accident and health
  annual statement                               $1,068,213  $  625,598  $  475,435
                                                 ==================================

Reserves on the Company's traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2000 and 1999, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                       Gross     Loading     Net
                                       --------------------------
December 31, 2000
Ordinary direct renewal business       $  991     $ 220     $ 771
Ordinary new business                     133        (4)      137
                                       --------------------------
                                       $1,124     $ 216     $ 908
                                       ==========================
December 31, 1999
Ordinary direct renewal business       $1,017     $ 232     $ 785
                                       --------------------------
                                       $1,017     $ 232     $ 785
                                       ==========================

In 1994, the NAIC enacted a guideline to clarify reserving methodologies for contracts that require immediate payment of claims upon proof of death of the insured. Companies were allowed to grade the effects of the change in reserving methodologies over five years. A direct charge to surplus of $2,132 was made for the year ended December 31, 1998 related to the change in reserve methodology.

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                                December 31, 2000

7. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Ohio, on the payment of dividends to its parent company. Generally, dividends during any twelve month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2001, without the prior approval of insurance regulatory authorities, is $14,614.

8. Capital Structure

During 1999, the Company's Board of Director's approved an amendment to the Company's Articles of Incorporation which increased the number of authorized capital shares to 3,000,000. The Board of Directors also authorized a stock dividend in the amount of $1,000, which was transferred from unassigned surplus. This amendment and stock dividend were in response to a change in California law which requires all life insurance companies which do business in the state to have capital stock of at least $2,500.

9. Retirement and Compensation Plans

The Company's employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the Statement of Financial Accounting Standards No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $1,224, $1,105 and $917 for the years ended December 31, 2000, 1999 and 1998, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $930, $816 and $632 for the years ended December 31, 2000, 1999 and 1998, respectively.

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                                December 31, 2000

9.  Retirement and Compensation Plans (continued)

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company's allocation of expense for these plans for each of the years ended December 31, 2000, 1999 and 1998 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued for or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $108, $81 and $157 for the years ended December 31, 2000, 1999 and 1998, respectively.

10. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2000, 1999 and 1998, the Company paid $19,248, $16,905 and $12,763, respectively, for such services, which approximates their costs to the affiliates. The Company provides office space, marketing and administrative services to certain affiliates. During 2000, 1999 and 1998, the Company received $4,665, $3,755 and $5,125, respectively, for such services, which approximates their cost.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 6.4% at December 31, 2000. During 2000, 1999 and 1998, the Company paid net interest of $2,262, $1,997 and $1,090, respectively, to affiliates.

The Company received capital contributions of $32,092 from its parent in 1998.

At December 31, 2000 and 1999, the Company had short-term note payables to an affiliate of $71,400 and $17,100, respectively. Interest on these notes ranged from 6.49% to 6.58% at December 31, 2000 and 5.15% to 5.9% at December 31, 1999.

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

10. Related Party Transactions (continued)

During 1998, the Company purchased life insurance policies covering the lives of certain employees of the Company. Premiums of $43,500 were paid to an affiliate for these policies. At December 31, 2000 and 1999, the cash surrender value of these policies was $49,787 and $47,518, respectively.

11. Commitments and Contingencies

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company. The Company has established a reserve of $3,438 and $3,498 and an offsetting premium tax benefit of $777 and $837 at December 31, 2000 and 1999, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $(9), $(20) and $(74) at December 31, 2000, 1999 and 1998, respectively.

12. Reconciliation of Capital and Surplus and Net Income

The following table reconciles capital and surplus and net income as reported in the 1998 Annual Statement filed with the Insurance Department of the State of Ohio, to the amounts reported in the accompanying financial statements:

                                                                   Year ended
                                         December 31, 1998     December 31, 1998
                                         ---------------------------------------
                                            Total Capital
                                            and Surplus         Net Income/Loss
                                         ---------------------------------------
Amounts reported in Annual Statement          $148,038              $   528
Adjustment to federal income tax benefit        (4,458)              (4,458)
                                         ---------------------------------------
Amounts reported herein                       $143,580              $(3,930)
                                         =======================================

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                        Summary of Investments Other Than
                         Investments in Related Parties
                             (Dollars in thousands)

                                December 31, 2000

SCHEDULE I

                                                                                       Amount at Which
                                                                              Fair      Shown in the
             Type of Investment                                Cost (1)      Value      Balance Sheet
------------------------------------------------------------------------------------------------------
Fixed maturities
Bonds:
  United States Government and government
    agencies and authorities                                 $   5,029      $ 5,097       $   5,029
  States, municipalities and political subdivisions             11,783       11,996          11,783
  Public utilities                                              13,061       12,977          13,061
  All other corporate bonds                                     62,779       63,696          62,779
                                                            ------------------------------------------
Total fixed maturities                                          92,652       93,766          92,652

Equity securities
Common stocks:
  Industrial, miscellaneous and all other                          302          352             352
                                                            ------------------------------------------
Total equity securities                                            302          352             352
Mortgage loans on real estate                                   14,041                       14,041
Real estate                                                     44,379                       44,379
Policy loans                                                   284,335                      284,335
Cash and short-term investments                                 25,465                       25,465
Other invested assets                                           10,091                       10,091
                                                             ---------                    ---------
Total investments                                            $ 471,265                    $ 471,315
                                                             =========                    =========

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

                   Western Reserve Life Assurance Co. of Ohio

                       Supplementary Insurance Information
                             (Dollars in thousands)

SCHEDULE III


                                                                                   Benefits,
                                                                                    Claims,
                            Future Policy  Policy and                  Net        Losses and    Other
                             Benefits and   Contract     Premium    Investment    Settlement   Operating
                               Expenses    Liabilities   Revenue      Income*      Expenses    Expenses*
                            ----------------------------------------------------------------------------
Year ended December 31,
  2000

Individual life                $389,458      $13,349    $  741,090    $13,430     $  267,540    $310,243
Group life                       11,237          100           847        936          1,413         580
Annuity                         259,199           25     1,554,430     33,501        814,734     149,541
                            ----------------------------------------------------------------------------
                               $659,894      $13,474    $2,296,367    $47,867     $1,083,687    $460,364
                            ============================================================================
Year ended December 31,
  1999

Individual life                $291,106      $ 9,152    $  583,656    $10,754     $  178,237    $261,284
Group life                       11,032          100         1,073        706          1,437         599
Annuity                         268,864           17     1,104,525     28,129        651,520     116,006
                            ----------------------------------------------------------------------------
                               $571,002      $ 9,269    $1,689,254    $39,589     $  831,194    $377,889
                            ----------------------------------------------------------------------------
Year ended December 31,
  1998

Individual life                $221,050      $ 8,624    $  474,120    $ 9,884     $  122,542    $230,368
Group life                       10,546          100         1,933        723          1,962       2,281
Annuity                         265,418          509       794,841     25,708        545,532      91,505
                            ----------------------------------------------------------------------------
                               $497,014      $ 9,233    $1,270,894    $36,315     $  670,036    $324,154
                            ============================================================================

* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                  Western Reserve Life Assurance Co. of Ohio

                                   Reinsurance
                             (Dollars in thousands)

SCHEDULE IV

                                                            Assumed                  Percentage
                                              Ceded to       From                     of Amount
                                  Gross         Other        Other         Net         Assumed
                                  Amount      Companies    Companies      Amount       to Net
                               ----------------------------------------------------------------
Year ended December 31, 2000
Life insurance in force        $76,903,969   $14,753,778      $ --     $62,150,191       0.0%
                               ================================================================
Premiums:
    Individual life            $   774,550   $    33,460      $ --     $   741,090       0.0%
    Group life                       1,100           253        --             847       0.0
    Annuity                      1,609,484        55,054        --       1,554,430       0.0
                               ----------------------------------------------------------------
                               $ 2,385,134   $    88,767      $ --     $ 2,296,367       0.0%
                               ================================================================
Year ended December 31, 1999
Life insurance in force        $63,040,741   $11,297,250      $ --     $51,743,491       0.0%
                               ================================================================
Premiums:
    Individual life            $   604,628   $    20,972      $ --     $   583,656       0.0%
    Group life                       1,383           310        --           1,073       0.0
    Annuity                      1,142,254        37,729        --       1,104,525       0.0
                               ----------------------------------------------------------------
                               $ 1,748,265   $    59,011      $ --     $ 1,689,254       0.0%
                               ================================================================
Year ended December 31, 1998
Life insurance in force        $51,064,173   $ 9,862,460      $ --     $41,201,713       0.0%
                               ================================================================
Premiums:
    Individual life            $   493,633   $    19,512      $ --     $   474,121       0.0%
    Group life                       1,691           220       461           1,932      23.8
    Annuity                        850,428        55,587        --         794,841       0.0
                               ----------------------------------------------------------------
                               $ 1,345,752   $    75,319      $461     $ 1,270,894       .03%
                               ================================================================

0006-0069641

                                    PART II.
                                OTHER INFORMATION

                           UNDERTAKING TO FILE REPORTS
                           ---------------------------

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

                REPRESENTATION PURSUANT TO SECTION 26(e) (2) (A)
                ------------------------------------------------

     Western Reserve Life Assurance Co. of Ohio ("Western Reserve") hereby represents that the fees and charges deducted under the WRL Freedom Elite Builder Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

                    STATEMENT WITH RESPECT TO INDEMNIFICATION
                    -----------------------------------------

     Provisions exist under the Ohio General Corporation Law, the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons. The following excerpts contain the substance of these provisions.

                          Ohio General Corporation Law
                          ----------------------------

     Section 1701.13 Authority of corporation.

     (E)(1) A corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

     (2) A corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any of the following:

          (a) Any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

          (b) Any action or suit in which the only liability asserted against a director is pursuant to section 1701.95 of the Revised Code.

     (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

     (4) Any indemnification under divisions (E)(1) and (2) of this section, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (E)(1) and (2) of this section. Such determination shall be made as follows:

          (a) By a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

          (b) If the quorum described in division (E)(4)(a) of this section is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years;

          (c) By the shareholders;

          (d) By the court of common pleas or the court in which such action, suit, or proceeding was brought.

     Any determination made by the disinterested directors under division
(E)(4)(a) or by independent legal counsel under division (E)(4)(b) of this section shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under division (E)(2) of this section, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

     (5) (a) Unless at the time of a director's act or omission that is the subject of an action, suit or proceeding referred to in divisions (E)(1) and (2) of this section, the articles or the regulations of a corporation state by specific reference to this division that the provisions of this division do not apply to the corporation and unless the only liability asserted against a director in an action, suit, or proceeding referred to in divisions (E)(1) and
(2) of this section is pursuant to section 1701.95 of the Revised Code, expenses, including attorney's fees, incurred by a director in defending the action, suit, or proceeding shall be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the director in which he agrees to do both of the following:

               (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the corporation or undertaken with reckless disregard for the best interests of the corporation;

               (ii) Reasonably cooperate with the corporation concerning the action, suit, or proceeding.

          (b) Expenses, including attorneys' fees incurred by a director, trustee, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, may be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the directors in the specific case upon receipt of an undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, if it ultimately is determined that he is entitled to be indemnified by the corporation.

     (6) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

     (7) A corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self-insurance on behalf of or for any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the corporation has a financial interest.

     (8) The authority of a corporation to indemnify persons pursuant to divisions (E)(1) and (2) of this section does not limit the payment of expenses as they are incurred, indemnification, insurance, or other protection that may be provided pursuant to divisions (E)(5), (6), and (7) of this section. Divisions (E)(1) and (2) of this section do not create any obligation to repay or return payments made by the corporation pursuant to divisions (E)(5), (6), or
(7).

     (9) As used in this division, references to "corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, shall stand in the same position under this section with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

           Second Amended Articles of Incorporation of Western Reserve
           -----------------------------------------------------------

                                 ARTICLE EIGHTH
                                 --------------

     EIGHTH: (1) The corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

     (2) The corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper.

     (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in sections (1) and (2) of this article, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

     (4) Any indemnification under sections (1) and (2) of this article, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in sections (1) and (2) of this article. Such determination shall be made (a) by a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding, or
(b) if such a quorum is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years, or (c) by the shareholders, or (d) by the court of common pleas or the court in which such action, suit, or proceeding was brought. Any determination made by the disinterested directors under section (4)(a) or by independent legal counsel under section (4)(b) of this article shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under section (2) of this article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

     (5) Expenses, including attorneys' fees incurred in defending any action, suit, or proceeding referred to in sections (1) and (2) of this article, may be paid by the corporation in advance of the final disposition of such action, suit, or proceeding as authorized by the directors in the specific case upon receipt of a written undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, unless it shall ultimately be determined that he is entitled to be indemnified by the corporation as authorized in this article. If a majority vote of a quorum of disinterested directors so directs by resolution, said written undertaking need not be submitted to the corporation. Such a determination that a written undertaking need not be submitted to the corporation shall in no way affect the entitlement of indemnification as authorized by this article.

     (6) The indemnification provided by this article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

     (7) The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

     (8) As used in this section, references to "the corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise shall stand in the same position under this article with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

     (9) The foregoing provisions of this article do not apply to any proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in such person's capacity as such, even though such person may also be an agent of this corporation. The corporation may indemnify such named fiduciaries of its employee benefit plans against all costs and expenses, judgments, fines, settlements or other amounts actually and reasonably incurred by or imposed upon said named fiduciary in connection with or arising out of any claim, demand, action, suit or proceeding in which the named fiduciary may be made a party by reason of being or having been a named fiduciary, to the same extent it indemnifies an agent of the corporation. To the extent that the corporation does not have the direct legal power to indemnify, the corporation may contract with the named fiduciaries of its employee benefit plans to indemnify them to the same extent as noted above. The corporation may purchase and maintain insurance on behalf of such named fiduciary covering any liability to the same extent that it contracts to indemnify.

                 Amended Code of Regulations of Western Reserve
                 ----------------------------------------------

                                    ARTICLE V
                                    ---------

                    Indemnification of Directors and Officers
                    -----------------------------------------

     Each Director, officer and member of a committee of this Corporation, and any person who may have served at the request of this Corporation as a Director, officer or member of a committee of any other corporation in which this Corporation owns shares of capital stock or of which this Corporation is a creditor (and his heirs, executors and administrators) shall be indemnified by the Corporation against all expenses, costs, judgments, decrees, fines or penalties as provided by, and to the extent allowed by, Article Eighth of the Corporation's Articles of Incorporation, as amended.

                              RULE 484 UNDERTAKING
                              --------------------

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

This registration statement comprises the following papers and documents:

     The facing sheet
     The Prospectus, consisting of 215 pages
     The undertaking to file reports
     Representation Pursuant to Section 26(e) (2) (A)
     The statement with respect to indemnification
     The Rule 484 undertaking
     The signatures

Written consent of the following persons:

     (a)      Sutherland Asbill & Brennan LLP
     (b)      Ernst & Young LLP
     (c)      PricewaterhouseCoopers LLP
     (d)      Alan M. Yaeger

The following exhibits:

1. The following exhibits correspond to those required by paragraph A to the instructions as to exhibits in Form N-8B-2:

     A.       (1)    Resolution of the Board of Directors of Western Reserve
                     establishing the Series Account (3)
              (2)    Not Applicable
              (3)    Distribution of Policies:

          (a) Master Service and Distribution Compliance Agreement(4)
          (b) Amendment to Master Service and Distribution Compliance Agreement
              (5)
          (c) Form of Broker/Dealer Supervisory and Service Agreement (5)
          (d) Principal Underwriting Agreement (5)
          (e) First Amendment Principal Underwriting Agreement (5)
     (4)  Not Applicable
  (5)  (a) Specimen Flexible Premium Variable Life Insurance Policy (9)
          (b) Endorsement (EL101) (5)
       (c) Living Benefit Rider (9)
          (d) Other Insured Rider (9)
          (e) Primary Insured Rider and Primary Insured Rider Plus (9)
     (6)  (a) Second Amended Articles of Incorporation of Western Reserve (2)
          (b) Amended Code of Regulations (By-Laws) of Western Reserve (2)
       (c) Certificate of First Amendment to the Second Amended Articles of Incorporation of Western Reserve (8)
     (7)  Not Applicable
     (8)  (a) Investment Advisory Agreement with the Fund (3)
          (b) Sub-Advisory Agreement (3)
          (c) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999 (6)
          (d) Amendment No.1 dated March 15, 2000 to Participation Agreement - Variable Insurance Products Fund (7)
          (e) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Western Reserve
              Life Assurance Co. of Ohio dated June 14, 1999 (6)
          (f) Amendment No. 1 dated March 15, 2000 to Participation Agreement - Variable Insurance Products Fund II (7)
          (g) Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999 (6)
          (h) Amendment No. 1 dated March 15, 2000 to Participation Agreement - Variable Insurance Products Fund III (7)
     (9)  Not Applicable

     (10) Application for Flexible Premium Variable Life Insurance Policy (9)
     (11) Memorandum describing issuance, transfer and redemption procedures
          (10)


2.   See Exhibit 1.A. (1)

3.   Opinion of Counsel as to the legality of the securities being registered
     (10)

4. No financial statement will be omitted from the Prospectus pursuant to Instruction 1(b) or (c) of Part I

5.   Not Applicable

6. Opinion and consent of Alan Yaeger as to actuarial matters pertaining to the securities being registered

7.   Consent of Kimberly A. Scouller, Esq. (10)

8.   Consent of Sutherland Asbill & Brennan LLP

9.   Consent of Ernst & Young LLP

10.  Consent of PricewaterhouseCoopers LLP

11.  Powers of Attorney (11)

----------------------------------------
(1) This exhibit was previously filed on Post-Effective Amendment No. 1 to Form S-6 Registration Statement dated December 19, 1997 (File No. 333-23359) and is incorporated herein by reference.
(2) This exhibit was previously filed on Post-Effective Amendment No. 11 to Form N-4 Registration Statement dated April 20, 1998 (File No. 33-49556) and is incorporated herein by reference.
(3) This exhibit was previously filed on Post-Effective Amendment No. 28 to Form N-1A Registration Statement dated April 28, 1997 (File No. 33-507) and is incorporated herein by reference.
(4) This exhibit was previously filed on Post-Effective Amendment No. 11 to Form N-4 Registration Statement dated April 20, 1998 (File No. 33-49556) and is incorporated herein by reference.
(5) This exhibit was previously filed on Post-Effective Amendment No. 4 to Form S-6 Registration Statement dated April 21, 1999 (File No. 333-23359) and is incorporated herein by reference.
(6) This exhibit was previously filed on the Initial Registration Statement to Form S-6 dated September 23, 1999 (File No. 333-57681) and is incorporated herein by reference.
(7) This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 Registration Statement dated April 10, 2000 (File No. 333-93169) and is incorporated herein by reference.

(8) This exhibit was previously filed on Post-Effective Amendment No. 5 to Form S-6 Registration Statement dated April 19, 2000 (File No. 333-23359) and is incorporated herein by reference.
(9) This exhibit was previously filed on the Initial Registration Statement to Form S-6 dated April 5, 2001 (File No. 333-58322) and is incorporated herein by reference.
(10) This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form S-6 Registration Statement dated June 21, 2001 (File No. 333-58322) and is incorporated herein by reference.
(11) This exhibit was previously filed on Post-Effective Amendment No. 17 to Form S-6 Registration Statement dated October 30, 2001 (File No. 33-69138) and is incorporated herein by reference.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, WRL Series Life Account, certifies that it meets all the requirements for effectiveness of this Registration Statement to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of St. Petersburg, County of Pinellas, Florida on this 26th day of October, 2001.

(SEAL)                                            WRL SERIES LIFE ACCOUNT
                                                  ------------------------------
                                                     Registrant

                                                  WESTERN RESERVE LIFE ASSURANCE
                                                  CO. OF OHIO
                                                  ------------------------------
                                                     Depositor

ATTEST:

/s/ Priscilla I. Hechler                          By:/s/ John R. Kenney
----------------------------------                   ---------------------------
Priscilla I. Hechler                                 John R. Kenney
Assistant Vice President                             Chairman of the Board and
and Assistant Secretary                              Chief Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature and Title                                               DATE
-------------------                                               ----

/s/ John R. Kenney                                          October 26, 2001
----------------------------------
John R. Kenney, Chairman of the
Board and Chief Executive Officer


/s/ Allan J. Hamilton                                       October 26, 2001
----------------------------------
Allan J. Hamilton, Vice President,
Treasurer and Controller


/s/ Alan M. Yaeger                                          October 26, 2001
----------------------------------
Alan M. Yaeger, Executive Vice
President, Actuary and Chief
Financial Officer*

--------
*Principal Financial Officer

/s/ Jerome C. Vahl                                          October 26, 2001
--------------------------------------
Jerome C. Vahl, Director and President


/s/ James R. Walker                                         October 26, 2001
--------------------------------------
James R. Walker, Director **



/s/ Jack E. Zimmerman                                       October 26, 2001
--------------------------------------
Jack E. Zimmerman, Director **






**  /s/ Priscilla I. Hechler
    ----------------------------------
    Signed by: Priscilla I. Hechler
    As Attorney-in-fact

                                  Exhibit Index

Exhibit                        Description
  No.                          of Exhibit
------                         -----------

6. Opinion and consent of Alan Yaeger as to actuarial matters pertaining to the securities being registered

8.   Consent of Sutherland Asbill & Brennan LLP

9.   Consent of Ernst & Young LLP

10.  Consent of PricewaterhouseCoopers LLP